UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (70.9%)
3M Co. (Miscellaneous Manufacturing)	4,536	$424,116
Abbott Laboratories (Pharmaceuticals)	9,801	480,739
Abercrombie & Fitch Co.-Class A (Retail)	567	33,283
ACE, Ltd. (Insurance)	2,106	136,258
Adobe Systems, Inc.* (Software)	3,240	107,438
Advanced Micro Devices, Inc.* (Semiconductors)	3,645	31,347
Aetna, Inc. (Healthcare - Services)	2,430	90,955
AFLAC, Inc. (Insurance)	2,997	158,182
Agilent Technologies, Inc.* (Electronics)	2,187	97,934
Air Products & Chemicals, Inc. (Chemicals)	1,377	124,178
Airgas, Inc. (Chemicals)	486	32,280
AK Steel Holding Corp. (Iron/Steel)	729	11,504
Akamai Technologies, Inc.* (Internet)	1,215	46,170
Alcoa, Inc. (Mining)	6,723	118,661
Allegheny Technologies, Inc. (Iron/Steel)	648	43,883
Allergan, Inc. (Pharmaceuticals)	1,944	138,063
Allstate Corp. (Insurance)	3,321	105,541
Altera Corp. (Semiconductors)	2,025	89,141
Altria Group, Inc. (Agriculture)	13,203	343,674
Amazon.com, Inc.* (Internet)	2,268	408,535
Ameren Corp. (Electric)	1,539	43,200
American Electric Power, Inc. (Electric)	3,078	108,161
American Express Co. (Diversified Financial Services)	6,642	300,218
American International Group, Inc. (Insurance)	891	31,310
American Tower Corp.* (Telecommunications)	2,511	130,120
Ameriprise Financial, Inc. (Diversified Financial Services)	1,539	94,002
AmerisourceBergen Corp. (Pharmaceuticals)	1,701	67,292
Amgen, Inc.* (Biotechnology)	5,913	316,050
Amphenol Corp. - Class A (Electronics)	1,134	61,678
Anadarko Petroleum Corp. (Oil & Gas)	3,159	258,785
Analog Devices, Inc. (Semiconductors)	1,863	73,365
AON Corp. (Insurance)	2,106	111,534
Apache Corp. (Oil & Gas)	2,430	318,136
Apartment Investment and Management Co. - Class A (REIT)	729	18,568
Apollo Group, Inc. - Class A* (Commercial Services)	810	33,785
Apple Computer, Inc.* (Computers)	5,832	2,032,160
Applied Materials, Inc. (Semiconductors)	8,343	130,318
Archer-Daniels-Midland Co. (Agriculture)	4,050	145,841
Assurant, Inc. (Insurance)	648	24,954
AT&T, Inc. (Telecommunications)	37,422	1,145,113
Autodesk, Inc.* (Software)	1,458	64,312
Automatic Data Processing, Inc. (Software)	3,159	162,088
AutoNation, Inc.* (Retail)	405	14,325
AutoZone, Inc.* (Retail)	162	44,317
Avalonbay Communities, Inc. (REIT)	567	68,085
Avery Dennison Corp. (Household Products/Wares)	648	27,190
Avon Products, Inc. (Cosmetics/Personal Care)	2,754	74,468
Baker Hughes, Inc. (Oil & Gas Services)	2,754	202,226
Ball Corp. (Packaging & Containers)	1,053	37,750
Bank of America Corp. (Banks)	64,071	854,066
Bank of New York Mellon Corp. (Banks)	7,857	234,689
Bard (C.R.), Inc. (Healthcare - Products)	567	56,309
Baxter International, Inc. (Healthcare - Products)	3,645	195,992
BB&T Corp. (Banks)	4,374	120,066
Becton, Dickinson & Co. (Healthcare - Products)	1,377	109,637
Bed Bath & Beyond, Inc.* (Retail)	1,620	78,197
Bemis Co., Inc. (Packaging & Containers)	648	21,261
Berkshire Hathaway, Inc. - Class B* (Insurance)	10,935	914,494
Best Buy Co., Inc. (Retail)	2,106	60,484
Big Lots, Inc.* (Retail)	486	21,107
Biogen Idec, Inc.* (Biotechnology)	1,539	112,947
BMC Software, Inc.* (Software)	1,134	56,405
Boeing Co. (Aerospace/Defense)	4,698	347,323
Boston Properties, Inc. (REIT)	891	84,511
Boston Scientific Corp.* (Healthcare - Products)	9,639	69,304
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,773	284,730
Broadcom Corp. - Class A (Semiconductors)	2,997	118,022
Brown-Forman Corp. (Beverages)	648	44,258
C.H. Robinson Worldwide, Inc. (Transportation)	1,053	78,059
CA, Inc. (Software)	2,430	58,757
Cablevision Systems Corp.-Class A (Media)	1,458	50,461
Cabot Oil & Gas Corp. (Oil & Gas)	648	34,325
Cameron International Corp.* (Oil & Gas Services)	1,539	87,877
Campbell Soup Co. (Food)	1,134	37,547
Capital One Financial Corp. (Diversified Financial Services)	2,916	151,515
Cardinal Health, Inc. (Pharmaceuticals)	2,187	89,951
CareFusion Corp.* (Healthcare - Products)	1,377	38,831
Carmax, Inc.* (Retail)	1,458	46,802
Carnival Corp. - Class A (Leisure Time)	2,754	105,643
Caterpillar, Inc. (Machinery - Construction & Mining)	4,050	450,968
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,863	49,742
CBS Corp. - Class B (Media)	4,293	107,497
Celgene Corp.* (Biotechnology)	2,916	167,757
CenterPoint Energy, Inc. (Electric)	2,673	46,938
CenturyLink, Inc. (Telecommunications)	1,944	80,773

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Cephalon, Inc.* (Pharmaceuticals)	486	$36,829
Cerner Corp.* (Software)	486	54,043
CF Industries Holdings, Inc. (Chemicals)	486	66,480
Chesapeake Energy Corp. (Oil & Gas)	4,131	138,471
Chevron Corp. (Oil & Gas)	12,717	1,366,187
Chubb Corp. (Insurance)	1,863	114,221
CIGNA Corp. (Insurance)	1,701	75,320
Cincinnati Financial Corp. (Insurance)	1,053	34,538
Cintas Corp. (Textiles)	810	24,519
Cisco Systems, Inc. (Telecommunications)	34,992	600,113
Citigroup, Inc.* (Diversified Financial Services)	183,870	812,705
Citrix Systems, Inc.* (Software)	1,215	89,254
Cliffs Natural Resources, Inc. (Iron/Steel)	891	87,567
Clorox Co. (Household Products/Wares)	891	62,432
CME Group, Inc. (Diversified Financial Services)	405	122,128
CMS Energy Corp. (Electric)	1,620	31,817
Coach, Inc. (Apparel)	1,863	96,951
Coca-Cola Co. (Beverages)	14,499	962,009
Coca-Cola Enterprises, Inc. (Beverages)	2,106	57,494
Cognizant Technology Solutions Corp.* (Computers)	1,944	158,242
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,159	255,121
Comcast Corp. - Class A (Media)	17,577	434,503
Comerica, Inc. (Banks)	1,134	41,640
Computer Sciences Corp. (Computers)	972	47,366
Compuware Corp.* (Software)	1,377	15,904
ConAgra Foods, Inc. (Food)	2,754	65,408
ConocoPhillips (Oil & Gas)	9,072	724,490
CONSOL Energy, Inc. (Coal)	1,458	78,193
Consolidated Edison, Inc. (Electric)	1,863	94,491
Constellation Brands, Inc.* (Beverages)	1,134	22,998
Constellation Energy Group, Inc. (Electric)	1,296	40,344
Corning, Inc. (Telecommunications)	9,882	203,866
Costco Wholesale Corp. (Retail)	2,754	201,923
Coventry Health Care, Inc.* (Healthcare - Services)	972	30,997
Covidien PLC (Healthcare - Products)	3,159	164,078
CSX Corp. (Transportation)	2,349	184,631
Cummins, Inc. (Machinery - Diversified)	1,215	133,188
CVS Caremark Corp. (Retail)	8,667	297,451
D.R. Horton, Inc. (Home Builders)	1,782	20,760
Danaher Corp. (Miscellaneous Manufacturing)	3,402	176,564
Darden Restaurants, Inc. (Retail)	891	43,775
DaVita, Inc.* (Healthcare - Services)	567	48,484
Dean Foods Co.* (Food)	1,134	11,340
Deere & Co. (Machinery - Diversified)	2,673	258,987
Dell, Inc.* (Computers)	10,611	153,966
Denbury Resources, Inc.* (Oil & Gas)	2,511	61,268
DENTSPLY International, Inc. (Healthcare - Products)	891	32,958
Devon Energy Corp. (Oil & Gas)	2,673	245,301
DeVry, Inc. (Commercial Services)	405	22,303
Diamond Offshore Drilling, Inc. (Oil & Gas)	405	31,469
DIRECTV - Class A* (Media)	5,022	235,030
Discover Financial Services (Diversified Financial Services)	3,483	84,010
Discovery Communications, Inc. - Class A* (Media)	1,782	71,102
Dominion Resources, Inc. (Electric)	3,645	162,932
Dover Corp. (Miscellaneous Manufacturing)	1,215	79,874
Dr. Pepper Snapple Group, Inc. (Beverages)	1,377	51,169
DTE Energy Co. (Electric)	1,053	51,555
Duke Energy Corp. (Electric)	8,424	152,896
Dun & Bradstreet Corp. (Software)	324	25,998
E*TRADE Financial Corp.* (Diversified Financial Services)	1,377	21,523
E.I. du Pont de Nemours & Co. (Chemicals)	5,832	320,585
Eastman Chemical Co. (Chemicals)	486	48,270
Eaton Corp. (Miscellaneous Manufacturing)	2,187	121,247
eBay, Inc.* (Internet)	7,209	223,767
Ecolab, Inc. (Chemicals)	1,458	74,387
Edison International (Electric)	2,025	74,095
Edwards Lifesciences Corp.* (Healthcare - Products)	729	63,423
El Paso Corp. (Pipelines)	4,455	80,190
Electronic Arts, Inc.* (Software)	2,106	41,130
Eli Lilly & Co. (Pharmaceuticals)	6,480	227,902
EMC Corp.* (Computers)	13,122	348,389
Emerson Electric Co. (Electrical Components & Equipment)	4,779	279,237
Entergy Corp. (Electric)	1,134	76,216
EOG Resources, Inc. (Oil & Gas)	1,620	191,986
EQT Corp. (Oil & Gas)	972	48,503
Equifax, Inc. (Commercial Services)	810	31,469
Equity Residential (REIT)	1,863	105,092
Exelon Corp. (Electric)	4,212	173,703
Expedia, Inc. (Internet)	1,296	29,367
Expeditors International of Washington, Inc. (Transportation)	1,377	69,043
Express Scripts, Inc.* (Pharmaceuticals)	3,321	184,681
Exxon Mobil Corp. (Oil & Gas)	31,347	2,637,223
F5 Networks, Inc.* (Internet)	486	49,849
Family Dollar Stores, Inc. (Retail)	810	41,569
Fastenal Co. (Distribution/Wholesale)	972	63,015
Federated Investors, Inc. - Class B (Diversified Financial Services)	567	15,167
FedEx Corp. (Transportation)	2,025	189,439
Fidelity National Information Services, Inc. (Software)	1,701	55,606
Fifth Third Bancorp (Banks)	5,832	80,948
First Horizon National Corp. (Banks)	1,702	19,075
First Solar, Inc.* (Energy - Alternate Sources)	324	52,112
FirstEnergy Corp. (Electric)	2,673	99,142
Fiserv, Inc.* (Software)	891	55,884

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
FLIR Systems, Inc. (Electronics)	972	$33,641
Flowserve Corp. (Machinery - Diversified)	324	41,731
Fluor Corp. (Engineering & Construction)	1,134	83,530
FMC Corp. (Chemicals)	486	41,276
FMC Technologies, Inc.* (Oil & Gas Services)	729	68,876
Ford Motor Co.* (Auto Manufacturers)	23,976	357,482
Forest Laboratories, Inc.* (Pharmaceuticals)	1,782	57,559
Fortune Brands, Inc. (Household Products/Wares)	972	60,157
Franklin Resources, Inc. (Diversified Financial Services)	891	111,446
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	5,994	332,967
Frontier Communications Corp. (Telecommunications)	6,318	51,934
GameStop Corp. - Class A* (Retail)	972	21,889
Gannett Co., Inc. (Media)	1,539	23,439
General Dynamics Corp. (Aerospace/Defense)	2,349	179,839
General Electric Co. (Miscellaneous Manufacturing)	67,230	1,347,962
General Mills, Inc. (Food)	4,050	148,028
Genuine Parts Co. (Distribution/Wholesale)	972	52,138
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	3,078	41,430
Genzyme Corp.* (Biotechnology)	1,620	123,363
Gilead Sciences, Inc.* (Pharmaceuticals)	5,022	213,134
Goodrich Corp. (Aerospace/Defense)	810	69,279
Google, Inc. - Class A* (Internet)	1,620	949,660
H & R Block, Inc. (Commercial Services)	1,944	32,543
Halliburton Co. (Oil & Gas Services)	5,751	286,630
Harley-Davidson, Inc. (Leisure Time)	1,458	61,950
Harman International Industries, Inc. (Home Furnishings)	405	18,962
Harris Corp. (Telecommunications)	810	40,176
Hartford Financial Services Group, Inc. (Insurance)	2,835	76,347
Hasbro, Inc. (Toys/Games/Hobbies)	891	41,734
HCP, Inc. (REIT)	2,349	89,121
Health Care REIT, Inc. (REIT)	1,134	59,467
Heinz (H.J.) Co. (Food)	2,025	98,861
Helmerich & Payne, Inc. (Oil & Gas)	648	44,511
Hess Corp. (Oil & Gas)	1,863	158,746
Hewlett-Packard Co. (Computers)	13,770	564,157
Home Depot, Inc. (Retail)	10,368	384,238
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,941	295,027
Hormel Foods Corp. (Food)	891	24,805
Hospira, Inc.* (Pharmaceuticals)	1,053	58,126
Host Hotels & Resorts, Inc. (REIT)	4,293	75,600
Hudson City Bancorp, Inc. (Savings & Loans)	3,321	32,147
Humana, Inc.* (Healthcare - Services)	1,053	73,647
Huntington Bancshares, Inc. (Banks)	5,427	36,035
Huntington Ingalls Industries, Inc.* (Transportation)	311	12,886
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,159	169,701
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,106	101,741
Integrys Energy Group, Inc. (Electric)	486	24,548
Intel Corp. (Semiconductors)	34,749	700,887
IntercontinentalExchange, Inc.* (Diversified Financial Services)	486	60,040
International Business Machines Corp. (Computers)	7,695	1,254,824
International Flavors & Fragrances, Inc. (Chemicals)	486	30,278
International Game Technology (Entertainment)	1,863	30,237
International Paper Co. (Forest Products & Paper)	2,754	83,116
Interpublic Group of Cos., Inc. (Advertising)	3,078	38,690
Intuit, Inc.* (Software)	1,701	90,323
Intuitive Surgical, Inc.* (Healthcare - Products)	243	81,031
Invesco, Ltd. (Diversified Financial Services)	2,916	74,533
Iron Mountain, Inc. (Commercial Services)	1,296	40,474
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,134	68,097
J.C. Penney Co., Inc. (Retail)	1,458	52,357
J.P. Morgan Chase & Co. (Diversified Financial Services)	25,191	1,161,305
Jabil Circuit, Inc. (Electronics)	1,215	24,822
Jacobs Engineering Group, Inc.* (Engineering & Construction)	810	41,658
Janus Capital Group, Inc. (Diversified Financial Services)	1,215	15,151
JDS Uniphase Corp.* (Telecommunications)	1,458	30,385
JM Smucker Co. (Food)	729	52,043
Johnson & Johnson (Healthcare - Products)	17,334	1,027,040
Johnson Controls, Inc. (Auto Parts & Equipment)	4,293	178,460
Joy Global, Inc. (Machinery - Construction & Mining)	648	64,029
Juniper Networks, Inc.* (Telecommunications)	3,402	143,156
Kellogg Co. (Food)	1,620	87,448
KeyCorp (Banks)	5,589	49,630
Kimberly-Clark Corp. (Household Products/Wares)	2,592	169,180
Kimco Realty Corp. (REIT)	2,592	47,537
KLA -Tencor Corp. (Semiconductors)	1,053	49,881
Kohls Corp. (Retail)	1,863	98,814
Kraft Foods, Inc. (Food)	11,097	348,002
Kroger Co. (Food)	4,050	97,079
L-3 Communications Holdings, Inc. (Aerospace/Defense)	729	57,088
Laboratory Corp. of America Holdings* (Healthcare - Services)	648	59,700
Legg Mason, Inc. (Diversified Financial Services)	972	35,079
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	891	21,830

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	1,053	$19,080
Leucadia National Corp. (Holding Companies - Diversified)	1,215	45,611
Lexmark International, Inc. - Class A* (Computers)	486	18,001
Life Technologies Corp.* (Biotechnology)	1,134	59,444
Limited, Inc. (Retail)	1,701	55,929
Lincoln National Corp. (Insurance)	2,025	60,831
Linear Technology Corp. (Semiconductors)	1,458	49,033
Lockheed Martin Corp. (Aerospace/Defense)	1,782	143,273
Loews Corp. (Insurance)	2,025	87,257
Lorillard, Inc. (Agriculture)	891	84,654
Lowe’s Cos., Inc. (Retail)	8,748	231,210
LSI Logic Corp.* (Semiconductors)	3,888	26,438
M&T Bank Corp. (Banks)	729	64,495
Macy’s, Inc. (Retail)	2,673	64,847
Marathon Oil Corp. (Oil & Gas)	4,455	237,496
Marriott International, Inc. - Class A (Lodging)	1,864	66,316
Marsh & McLennan Cos., Inc. (Insurance)	3,483	103,828
Marshall & Ilsley Corp. (Banks)	3,321	26,535
Masco Corp. (Building Materials)	2,268	31,571
Massey Energy Co. (Coal)	648	44,297
MasterCard, Inc. - Class A (Software)	648	163,115
Mattel, Inc. (Toys/Games/Hobbies)	2,187	54,522
McCormick & Co., Inc. (Food)	810	38,742
McDonald’s Corp. (Retail)	6,642	505,390
McGraw-Hill Cos., Inc. (Media)	1,944	76,594
McKesson Corp. (Commercial Services)	1,620	128,061
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,296	75,077
MeadWestvaco Corp. (Forest Products & Paper)	1,053	31,938
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,592	145,567
Medtronic, Inc. (Healthcare - Products)	6,804	267,737
MEMC Electronic Materials, Inc.* (Semiconductors)	1,458	18,896
Merck & Co., Inc. (Pharmaceuticals)	19,521	644,388
MetLife, Inc. (Insurance)	6,642	297,097
MetroPCS Communications, Inc.* (Telecommunications)	1,701	27,624
Microchip Technology, Inc. (Semiconductors)	1,215	46,182
Micron Technology, Inc.* (Semiconductors)	5,427	62,193
Microsoft Corp. (Software)	46,818	1,187,304
Molex, Inc. (Electrical Components & Equipment)	891	22,382
Molson Coors Brewing Co. - Class B (Beverages)	972	45,577
Monsanto Co. (Agriculture)	3,402	245,829
Monster Worldwide, Inc.* (Internet)	810	12,879
Moody’s Corp. (Commercial Services)	1,296	43,947
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,801	267,763
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,863	45,457
Motorola Solutions, Inc.* (Telecommunications)	2,106	94,117
Murphy Oil Corp. (Oil & Gas)	1,215	89,205
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,754	62,433
Nabors Industries, Ltd.* (Oil & Gas)	1,782	54,137
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	972	25,116
National Oilwell Varco, Inc. (Oil & Gas Services)	2,673	211,889
National Semiconductor Corp. (Semiconductors)	1,539	22,069
NetApp, Inc.* (Computers)	2,349	113,175
Netflix, Inc.* (Internet)	243	57,671
Newell Rubbermaid, Inc. (Housewares)	1,863	35,639
Newfield Exploration Co.* (Oil & Gas)	810	61,568
Newmont Mining Corp. (Mining)	3,159	172,418
News Corp. - Class A (Media)	14,418	253,180
NextEra Energy, Inc. (Electric)	2,673	147,336
Nicor, Inc. (Gas)	324	17,399
NIKE, Inc. - Class B (Apparel)	2,430	183,951
NiSource, Inc. (Electric)	1,782	34,179
Noble Corp. (Oil & Gas)	1,620	73,904
Noble Energy, Inc. (Oil & Gas)	1,134	109,601
Nordstrom, Inc. (Retail)	1,053	47,259
Norfolk Southern Corp. (Transportation)	2,268	157,104
Northeast Utilities System (Electric)	1,134	39,236
Northern Trust Corp. (Banks)	1,539	78,104
Northrop Grumman Corp. (Aerospace/Defense)	1,863	116,829
Novell, Inc.* (Software)	2,187	12,969
Novellus Systems, Inc.* (Semiconductors)	567	21,053
NRG Energy, Inc.* (Electric)	1,539	33,150
Nucor Corp. (Iron/Steel)	2,025	93,191
NVIDIA Corp.* (Semiconductors)	3,645	67,287
NYSE Euronext (Diversified Financial Services)	1,620	56,975
O’Reilly Automotive, Inc.* (Retail)	891	51,197
Occidental Petroleum Corp. (Oil & Gas)	5,184	541,676
Omnicom Group, Inc. (Advertising)	1,782	87,425
ONEOK, Inc. (Gas)	648	43,338
Oracle Corp. (Software)	24,624	821,703
Owens-Illinois, Inc.* (Packaging & Containers)	1,053	31,790
PACCAR, Inc. (Auto Manufacturers)	2,349	122,970
Pall Corp. (Miscellaneous Manufacturing)	729	41,998
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,053	99,698
Patterson Cos., Inc. (Healthcare - Products)	567	18,252
Paychex, Inc. (Commercial Services)	2,025	63,504
Peabody Energy Corp. (Coal)	1,701	122,404
People’s United Financial, Inc. (Banks)	2,268	28,531
Pepco Holdings, Inc. (Electric)	1,458	27,192
PepsiCo, Inc. (Beverages)	10,044	646,934

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
PerkinElmer, Inc. (Electronics)	729	$19,151
Pfizer, Inc. (Pharmaceuticals)	50,625	1,028,194
PG&E Corp. (Electric)	2,511	110,936
Philip Morris International, Inc. (Commercial Services)	11,340	744,244
Pinnacle West Capital Corp. (Electric)	648	27,728
Pioneer Natural Resources Co. (Oil & Gas)	729	74,300
Pitney Bowes, Inc. (Office/Business Equipment)	1,296	33,294
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,053	45,921
PNC Financial Services Group (Banks)	3,321	209,190
Polo Ralph Lauren Corp. (Apparel)	405	50,078
PPG Industries, Inc. (Chemicals)	1,053	100,256
PPL Corp. (Electric)	3,078	77,873
Praxair, Inc. (Chemicals)	1,944	197,510
Precision Castparts Corp. (Metal Fabricate/Hardware)	891	131,137
Priceline.com, Inc.* (Internet)	324	164,087
Principal Financial Group, Inc. (Insurance)	2,025	65,023
Procter & Gamble Co. (Cosmetics/Personal Care)	17,739	1,092,722
Progress Energy, Inc. (Electric)	1,863	85,959
Progressive Corp. (Insurance)	4,212	89,000
ProLogis (REIT)	3,645	58,247
Prudential Financial, Inc. (Insurance)	3,078	189,543
Public Service Enterprise Group, Inc. (Electric)	3,240	102,092
Public Storage, Inc. (REIT)	891	98,821
Pulte Group, Inc.* (Home Builders)	2,106	15,584
QEP Resources, Inc. (Oil & Gas)	1,134	45,972
Qualcomm, Inc. (Telecommunications)	10,368	568,477
Quanta Services, Inc.* (Commercial Services)	1,377	30,886
Quest Diagnostics, Inc. (Healthcare - Services)	972	56,104
Qwest Communications International, Inc. (Telecommunications)	11,016	75,239
R.R. Donnelley & Sons Co. (Commercial Services)	1,296	24,520
RadioShack Corp. (Retail)	648	9,726
Range Resources Corp. (Oil & Gas)	1,053	61,558
Raytheon Co. (Aerospace/Defense)	2,268	115,373
Red Hat, Inc.* (Software)	1,215	55,149
Regions Financial Corp. (Banks)	7,938	57,630
Republic Services, Inc. (Environmental Control)	1,944	58,398
Reynolds American, Inc. (Agriculture)	2,106	74,826
Robert Half International, Inc. (Commercial Services)	891	27,265
Rockwell Automation, Inc. (Machinery - Diversified)	891	84,333
Rockwell Collins, Inc. (Aerospace/Defense)	972	63,015
Roper Industries, Inc. (Miscellaneous Manufacturing)	567	49,023
Ross Stores, Inc. (Retail)	729	51,846
Rowan Cos., Inc.* (Oil & Gas)	810	35,786
Ryder System, Inc. (Transportation)	324	16,394
Safeway, Inc. (Food)	2,349	55,295
SAIC, Inc.* (Commercial Services)	1,863	31,522
Salesforce.com, Inc.* (Software)	729	97,380
SanDisk Corp.* (Computers)	1,458	67,199
Sara Lee Corp. (Food)	3,969	70,132
SCANA Corp. (Electric)	729	28,701
Schlumberger, Ltd. (Oil & Gas Services)	8,586	800,730
Scripps Networks Interactive - Class A (Entertainment)	567	28,401
Sealed Air Corp. (Packaging & Containers)	972	25,914
Sears Holdings Corp.* (Retail)	243	20,084
Sempra Energy (Gas)	1,539	82,337
Sherwin-Williams Co. (Chemicals)	567	47,622
Sigma-Aldrich Corp. (Chemicals)	810	51,548
Simon Property Group, Inc. (REIT)	1,863	199,639
SLM Corp.* (Diversified Financial Services)	3,321	50,811
Snap-on, Inc. (Hand/Machine Tools)	405	24,324
Southern Co. (Electric)	5,346	203,736
Southwest Airlines Co. (Airlines)	4,698	59,336
Southwestern Energy Co.* (Oil & Gas)	2,187	93,975
Spectra Energy Corp. (Pipelines)	4,131	112,281
Sprint Nextel Corp.* (Telecommunications)	18,954	87,947
St. Jude Medical, Inc. (Healthcare - Products)	2,025	103,802
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,053	80,660
Staples, Inc. (Retail)	4,536	88,089
Starbucks Corp. (Retail)	4,698	173,591
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,215	70,616
State Street Corp. (Banks)	3,159	141,965
Stericycle, Inc.* (Environmental Control)	567	50,276
Stryker Corp. (Healthcare - Products)	2,106	128,045
Sunoco, Inc. (Oil & Gas)	729	33,235
SunTrust Banks, Inc. (Banks)	3,159	91,106
SuperValu, Inc. (Food)	1,377	12,297
Symantec Corp.* (Internet)	4,860	90,104
Sysco Corp. (Food)	3,726	103,210
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,620	107,600
Target Corp. (Retail)	4,455	222,795
TECO Energy, Inc. (Electric)	1,377	25,833
Tellabs, Inc. (Telecommunications)	2,268	11,884
Tenet Healthcare Corp.* (Healthcare - Services)	3,078	22,931
Teradata Corp.* (Computers)	1,053	53,387
Teradyne, Inc.* (Semiconductors)	1,134	20,197
Tesoro Petroleum Corp.* (Oil & Gas)	891	23,906
Texas Instruments, Inc. (Semiconductors)	7,452	257,541
Textron, Inc. (Miscellaneous Manufacturing)	1,782	48,809
The AES Corp.* (Electric)	4,212	54,756
The Charles Schwab Corp. (Diversified Financial Services)	6,318	113,914
The Dow Chemical Co. (Chemicals)	7,371	278,255

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	729	$70,246
The Gap, Inc. (Retail)	2,754	62,406
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,321	526,279
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,539	23,054
The Hershey Co. (Food)	972	52,828
The Travelers Cos., Inc. (Insurance)	2,754	163,808
The Williams Cos., Inc. (Pipelines)	3,726	116,177
Thermo Fisher Scientific, Inc.* (Electronics)	2,511	139,486
Tiffany & Co. (Retail)	810	49,766
Time Warner Cable, Inc. (Media)	2,187	156,021
Time Warner, Inc. (Media)	6,885	245,795
Titanium Metals Corp.* (Mining)	567	10,535
TJX Cos., Inc. (Retail)	2,511	124,872
Torchmark Corp. (Insurance)	486	32,309
Total System Services, Inc. (Software)	1,053	18,975
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,997	134,176
Tyson Foods, Inc. - Class A (Food)	1,863	35,751
U.S. Bancorp (Banks)	12,150	321,125
Union Pacific Corp. (Transportation)	3,078	302,660
United Parcel Service, Inc. - Class B (Transportation)	6,237	463,534
United States Steel Corp. (Iron/Steel)	891	48,061
United Technologies Corp. (Aerospace/Defense)	5,832	493,679
UnitedHealth Group, Inc. (Healthcare - Services)	6,885	311,202
UnumProvident Corp. (Insurance)	1,944	51,030
Urban Outfitters, Inc.* (Retail)	810	24,162
V.F. Corp. (Apparel)	567	55,867
Valero Energy Corp. (Oil & Gas)	3,564	106,278
Varian Medical Systems, Inc.* (Healthcare - Products)	729	49,310
Ventas, Inc. (REIT)	1,053	57,178
VeriSign, Inc. (Internet)	1,134	41,062
Verizon Communications, Inc. (Telecommunications)	17,901	689,905
Viacom, Inc. - Class B (Media)	3,807	177,102
Visa, Inc. - Class A (Commercial Services)	3,078	226,602
Vornado Realty Trust (REIT)	1,053	92,138
Vulcan Materials Co. (Building Materials)	810	36,936
W.W. Grainger, Inc. (Distribution/Wholesale)	405	55,760
Wal-Mart Stores, Inc. (Retail)	12,393	645,056
Walgreen Co. (Retail)	5,832	234,096
Walt Disney Co. (Media)	11,988	516,563
Washington Post Co. - Class B (Media)	81	35,442
Waste Management, Inc. (Environmental Control)	2,997	111,908
Waters Corp.* (Electronics)	567	49,272
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	810	45,368
WellPoint, Inc. (Healthcare - Services)	2,349	163,937
Wells Fargo & Co. (Banks)	33,372	1,057,892
Western Digital Corp.* (Computers)	1,458	54,369
Western Union Co. (Commercial Services)	4,131	85,801
Weyerhaeuser Co. (Forest Products & Paper)	3,402	83,689
Whirlpool Corp. (Home Furnishings)	486	41,485
Whole Foods Market, Inc. (Food)	972	64,055
Windstream Corp. (Telecommunications)	3,159	40,656
Wisconsin Energy Corp. (Electric)	1,458	44,469
Wyndham Worldwide Corp. (Lodging)	1,134	36,073
Wynn Resorts, Ltd. (Lodging)	486	61,844
Xcel Energy, Inc. (Electric)	3,078	73,533
Xerox Corp. (Office/Business Equipment)	8,829	94,029
Xilinx, Inc. (Semiconductors)	1,620	53,136
XL Group PLC (Insurance)	1,944	47,822
Yahoo!, Inc.* (Internet)	8,262	137,562
YUM! Brands, Inc. (Retail)	2,997	153,986
Zimmer Holdings, Inc.* (Healthcare - Products)	1,215	73,544
Zions Bancorp (Banks)	1,134	26,150

TOTAL COMMON STOCKS (Cost $50,704,932)		76,491,138

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	1	8

TOTAL RIGHTS/WARRANTS (Cost $12)		8

	Principal Amount	Value
Repurchase Agreements (a)(b) (26.1%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $28,088,050	$28,088,000	$28,088,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,088,000)		28,088,000

TOTAL INVESTMENT SECURITIES (Cost $78,792,944)—97.0%		104,579,146
Net other assets (liabilities) — 3.0%		3,220,244

NET ASSETS — 100.0%		$107,799,390

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $1,815,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $16,720,138)	253	$184,912

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$5,164,799	$62,464
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	7,533,602	91,113
		$153,577

ProFund VP Bull invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$126,115	0.1%
Aerospace/Defense	1,585,698	1.5%
Agriculture	894,824	0.8%
Airlines	59,336	0.1%
Apparel	386,847	0.4%
Auto Manufacturers	480,452	0.4%
Auto Parts & Equipment	201,514	0.2%
Banks	3,538,872	3.3%
Beverages	1,830,439	1.7%
Biotechnology	779,561	0.7%
Building Materials	68,507	0.1%
Chemicals	1,412,925	1.3%
Coal	244,894	0.2%
Commercial Services	1,566,926	1.5%
Computers	4,865,235	4.5%
Cosmetics/Personal Care	1,492,557	1.4%
Distribution/Wholesale	170,913	0.2%
Diversified Financial Services	4,248,718	3.9%
Electric	2,296,747	2.1%
Electrical Components & Equipment	301,619	0.3%
Electronics	425,984	0.4%
Energy - Alternate Sources	52,112	NM
Engineering & Construction	125,188	0.1%
Entertainment	58,638	0.1%
Environmental Control	220,582	0.2%
Food	1,402,871	1.3%
Forest Products & Paper	244,664	0.2%
Gas	143,074	0.1%
Hand/Machine Tools	104,984	0.1%
Healthcare - Products	2,479,293	2.3%
Healthcare - Services	857,957	0.8%
Holding Companies - Diversified	45,611	NM
Home Builders	55,424	0.1%
Home Furnishings	60,447	0.1%
Household Products/Wares	318,959	0.3%
Housewares	35,639	NM
Insurance	2,970,247	2.8%
Internet	2,210,713	2.0%
Iron/Steel	284,206	0.3%
Leisure Time	167,593	0.2%
Lodging	234,849	0.2%
Machinery - Construction & Mining	514,997	0.5%
Machinery - Diversified	518,239	0.5%
Media	2,382,729	2.2%
Metal Fabricate/Hardware	131,137	0.1%
Mining	634,581	0.6%
Miscellaneous Manufacturing	3,179,863	2.9%
Office/Business Equipment	127,323	0.1%
Oil & Gas	7,901,998	7.3%
Oil & Gas Services	1,658,228	1.5%
Packaging & Containers	116,715	0.1%
Pharmaceuticals	3,840,033	3.6%
Pipelines	308,648	0.3%
REIT	1,054,004	1.0%
Real Estate	49,742	NM
Retail	4,256,838	3.9%
Savings & Loans	32,147	NM
Semiconductors	1,836,986	1.7%
Software	3,233,737	3.0%
Telecommunications	4,066,942	3.8%
Textiles	24,519	NM
Toys/Games/Hobbies	96,256	0.1%
Transportation	1,473,750	1.4%
Other**	31,308,244	29.1%
Total	$107,799,390	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (96.6%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $12,175,016	$12,175,000	$12,175,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,175,000)		12,175,000

TOTAL INVESTMENT SECURITIES (Cost $12,175,000)—96.6%		12,175,000
Net other assets (liabilities) — 3.4%		423,393

NET ASSETS — 100.0%		$12,598,393

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $1,182,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/20/11 (Underlying notional amount at value $2,665,980)	27	$78,480

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$4,222,745	$91,461
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	5,699,111	133,313
		$224,774

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (5.2%)
1st Source Corp. (Banks)	18	$361
3D Systems Corp.* (Computers)	9	437
99 Cents Only Stores* (Retail)	21	412
A.M. Castle & Co.* (Metal Fabricate/Hardware)	12	227
A123 Systems, Inc.* (Electrical Components & Equipment)	36	229
AAON, Inc. (Building Materials)	9	296
AAR Corp.* (Aerospace/Defense)	18	499
Abaxis, Inc.* (Healthcare - Products)	15	433
ABIOMED, Inc.* (Healthcare - Products)	15	218
ABM Industries, Inc. (Commercial Services)	24	609
AboveNet, Inc. (Internet)	9	584
Abraxas Petroleum Corp.* (Oil & Gas)	36	211
Acacia Research Corp.* (Media)	15	513
Acadia Realty Trust (REIT)	6	114
Accelrys, Inc.* (Software)	30	240
Acco Brands Corp.* (Household Products/Wares)	33	315
Accuray, Inc.* (Healthcare - Products)	45	406
ACI Worldwide, Inc.* (Software)	18	590
Acme Packet, Inc.* (Telecommunications)	21	1,490
Acorda Therapeutics, Inc.* (Biotechnology)	21	487
Actuant Corp. - Class A (Miscellaneous Manufacturing)	33	957
Acuity Brands, Inc. (Miscellaneous Manufacturing)	18	1,053
Acxiom Corp.* (Software)	33	474
ADTRAN, Inc. (Telecommunications)	27	1,146
Advance America Cash Advance Centers, Inc. (Commercial Services)	45	239
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	18	294
Advent Software, Inc.* (Software)	12	344
Advisory Board Co.* (Commercial Services)	6	309
Aerovironment, Inc.* (Aerospace/Defense)	6	210
AFC Enterprises, Inc.* (Retail)	15	227
Affymetrix, Inc.* (Biotechnology)	36	188
Air Methods Corp.* (Healthcare - Services)	6	403
Air Transport Services Group, Inc.* (Transportation)	36	304
Aircastle, Ltd. (Trucking & Leasing)	33	398
AirTran Holdings, Inc.* (Airlines)	63	469
Akorn, Inc.* (Pharmaceuticals)	30	173
Alaska Air Group, Inc.* (Airlines)	15	951
Alaska Communications Systems Group, Inc. (Telecommunications)	27	288
Albany International Corp. - Class A (Machinery - Diversified)	12	299
Align Technology, Inc.* (Healthcare - Products)	27	553
Alkermes, Inc.* (Pharmaceuticals)	48	622
Allegiant Travel Co. (Airlines)	6	263
ALLETE, Inc. (Electric)	18	701
Alliance One International, Inc.* (Agriculture)	51	205
Allied Nevada Gold Corp.* (Mining)	36	1,277
Allos Therapeutics, Inc.* (Pharmaceuticals)	48	152
Almost Family, Inc.* (Healthcare - Services)	6	226
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	21	201
Alterra Capital Holdings, Ltd. (Insurance)	45	1,005
Altra Holdings, Inc.* (Machinery - Diversified)	15	354
AMAG Pharmaceuticals, Inc.* (Biotechnology)	9	150
AMCOL International Corp. (Mining)	15	540
Amedisys, Inc.* (Healthcare - Services)	15	525
AMERCO* (Trucking & Leasing)	3	291
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	27	340
American Campus Communities, Inc. (REIT)	21	693
American Capital Agency Corp. (REIT)	21	612
American Capital, Ltd.* (Investment Companies)	153	1,515
American Equity Investment Life Holding Co. (Insurance)	36	472
American Greetings Corp. - Class A (Household Products/Wares)	21	496
American Medical Systems Holdings, Inc.* (Healthcare - Products)	33	714
American Public Education, Inc.* (Commercial Services)	9	364
American Science & Engineering, Inc. (Electronics)	3	277
American States Water Co. (Water)	12	430
American Superconductor Corp.* (Electrical Components & Equipment)	24	597
AMERIGROUP Corp.* (Healthcare - Services)	24	1,542
Amerisafe, Inc.* (Insurance)	15	332
Ameristar Casinos, Inc. (Lodging)	15	266
Ameron International Corp. (Miscellaneous Manufacturing)	6	419
Amkor Technology, Inc.* (Semiconductors)	45	303
AmSurg Corp.* (Healthcare - Services)	18	458
AmTrust Financial Services, Inc. (Insurance)	9	172
ANADIGICS, Inc.* (Semiconductors)	33	148
Analogic Corp. (Electronics)	9	509
Anaren, Inc.* (Telecommunications)	9	181
Ancestry.com, Inc.* (Internet)	9	319
AngioDynamics, Inc.* (Healthcare - Products)	15	227

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Anixter International, Inc. (Telecommunications)	12	$839
Ann, Inc.* (Retail)	27	786
Anworth Mortgage Asset Corp. (REIT)	48	340
Apco Oil & Gas International, Inc. (Oil & Gas)	6	515
Apogee Enterprises, Inc. (Building Materials)	12	158
Apollo Investment Corp. (Investment Companies)	99	1,194
Applied Industrial Technologies, Inc. (Machinery - Diversified)	18	599
Applied Micro Circuits Corp.* (Semiconductors)	30	311
Approach Resources, Inc.* (Oil & Gas)	9	302
Arbitron, Inc. (Commercial Services)	12	480
Arch Chemicals, Inc. (Chemicals)	12	499
Ardea Biosciences, Inc.* (Pharmaceuticals)	12	344
Argo Group International Holdings, Ltd. (Insurance)	15	496
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	72	541
Ariba, Inc.* (Internet)	42	1,434
Arkansas Best Corp. (Transportation)	12	311
Arris Group, Inc.* (Telecommunications)	57	726
ArthroCare Corp.* (Healthcare - Products)	15	500
Artio Global Investors, Inc. (Diversified Financial Services)	15	242
Aruba Networks, Inc.* (Telecommunications)	36	1,218
Asbury Automotive Group, Inc.* (Retail)	15	277
Ascena Retail Group, Inc.* (Retail)	30	972
Ascent Media Corp. - Class A* (Entertainment)	6	293
Ashford Hospitality Trust (REIT)	24	264
Aspen Technology, Inc.* (Software)	27	405
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	9	352
Associated Estates Realty Corp. (REIT)	21	333
Astec Industries, Inc.* (Machinery - Construction & Mining)	9	336
Astoria Financial Corp. (Savings & Loans)	39	560
athenahealth, Inc.* (Software)	15	677
Atlantic Tele-Network, Inc. (Environmental Control)	6	223
Atlas Air Worldwide Holdings, Inc.* (Transportation)	12	837
ATMI, Inc.* (Semiconductors)	15	283
ATP Oil & Gas Corp.* (Oil & Gas)	21	380
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	21	451
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	45	184
Aviat Networks, Inc.* (Telecommunications)	39	202
Avid Technology, Inc.* (Software)	21	468
Avis Budget Group, Inc.* (Commercial Services)	51	913
Avista Corp. (Electric)	18	416
Axcelis Technologies, Inc.* (Semiconductors)	57	151
AXT, Inc.* (Semiconductors)	18	129
AZZ, Inc. (Miscellaneous Manufacturing)	6	274
B&G Foods, Inc. - Class A (Food)	30	563
Badger Meter, Inc. (Electronics)	6	247
Balchem Corp. (Chemicals)	12	450
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	12	210
Bank of the Ozarks, Inc. (Banks)	6	262
Barnes & Noble, Inc. (Retail)	18	165
Barnes Group, Inc. (Miscellaneous Manufacturing)	27	564
Basic Energy Services, Inc.* (Oil & Gas Services)	9	230
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	24	491
Beazer Homes USA, Inc.* (Home Builders)	39	178
Belden, Inc. (Electrical Components & Equipment)	21	789
Belo Corp. - Class A* (Media)	45	396
Benchmark Electronics, Inc.* (Electronics)	33	626
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	18	155
Berkshire Hills Bancorp, Inc. (Savings & Loans)	9	188
Berry Petroleum Co. - Class A (Oil & Gas)	24	1,211
BGC Partners, Inc. - Class A (Diversified Financial Services)	33	307
Big 5 Sporting Goods Corp. (Retail)	15	179
Bill Barrett Corp.* (Oil & Gas)	21	838
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	15	337
BioMed Realty Trust, Inc. (REIT)	60	1,141
BJ’s Restaurants, Inc.* (Retail)	12	472
Black Box Corp. (Telecommunications)	15	527
Black Hills Corp. (Electric)	18	602
Blackbaud, Inc. (Software)	21	572
Blackboard, Inc.* (Software)	15	544
BlackRock Kelso Capital Corp. (Investment Companies)	42	425
Blount International, Inc.* (Machinery - Diversified)	21	336
Blue Coat Systems, Inc.* (Internet)	18	507
Blue Nile, Inc.* (Internet)	6	324
Bob Evans Farms, Inc. (Retail)	15	489
Boise, Inc. (Forest Products & Paper)	36	330
Boston Beer Co., Inc. - Class A* (Beverages)	3	278
Boston Private Financial Holdings, Inc. (Banks)	39	276
Bottomline Technologies, Inc.* (Diversified Financial Services)	18	453
Boyd Gaming Corp.* (Lodging)	30	281
BPZ Resources, Inc.* (Oil & Gas)	45	239
Brady Corp. - Class A (Electronics)	21	749

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Bridgepoint Education, Inc.* (Commercial Services)	9	$154
Briggs & Stratton Corp. (Machinery - Diversified)	24	544
Brigham Exploration Co.* (Oil & Gas)	51	1,896
Brightpoint, Inc.* (Distribution/Wholesale)	33	358
Bristow Group, Inc.* (Transportation)	15	709
Brookline Bancorp, Inc. (Savings & Loans)	24	253
Brooks Automation, Inc.* (Semiconductors)	33	453
Brown Shoe Co., Inc. (Retail)	21	257
Bruker Corp.* (Healthcare - Products)	36	751
Brunswick Corp. (Leisure Time)	42	1,068
Buckeye Technologies, Inc. (Forest Products & Paper)	21	572
Buffalo Wild Wings, Inc.* (Retail)	9	490
Cabela’s, Inc.* (Retail)	21	525
Cabot Microelectronics Corp.* (Chemicals)	12	627
CACI International, Inc. - Class A* (Computers)	12	736
Cal Dive International, Inc.* (Oil & Gas Services)	51	356
Cal-Maine Foods, Inc. (Food)	6	177
Calgon Carbon Corp.* (Environmental Control)	27	429
California Pizza Kitchen, Inc.* (Retail)	6	101
California Water Service Group (Water)	9	335
Callaway Golf Co. (Leisure Time)	42	286
Campus Crest Communities, Inc. (REIT)	15	177
Cantel Medical Corp. (Healthcare - Products)	9	232
Capella Education Co.* (Commercial Services)	6	299
Capital Gold Corp.* (Mining)	39	251
Capital Lease Funding, Inc. (REIT)	45	247
Capital Southwest Corp. (Investment Companies)	3	275
Capstead Mortgage Corp. (REIT)	33	422
CARBO Ceramics, Inc. (Oil & Gas Services)	9	1,270
Cardinal Financial Corp. (Banks)	24	280
Cardtronics, Inc.* (Commercial Services)	15	305
Carrizo Oil & Gas, Inc.* (Oil & Gas)	15	554
Carter’s, Inc.* (Apparel)	27	773
Cascade Corp. (Machinery - Diversified)	6	267
Casey’s General Stores, Inc. (Retail)	15	585
Cash America International, Inc. (Retail)	15	691
Cass Information Systems, Inc. (Banks)	9	354
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	18	1,007
Cathay Bancorp, Inc. (Banks)	36	614
Cavco Industries, Inc.* (Home Builders)	3	135
Cavium Networks, Inc.* (Semiconductors)	18	809
Cbeyond, Inc.* (Telecommunications)	12	140
CBL & Associates Properties, Inc. (REIT)	60	1,045
CEC Entertainment, Inc. (Retail)	12	453
Cedar Shopping Centers, Inc. (REIT)	48	289
Celadon Group, Inc.* (Transportation)	12	195
Celera Corp.* (Biotechnology)	51	414
Centene Corp.* (Healthcare - Services)	24	792
Central Garden & Pet Co. - Class A* (Household Products/Wares)	36	332
Century Aluminum Co.* (Mining)	33	616
Cenveo, Inc.* (Commercial Services)	30	196
Cepheid, Inc.* (Healthcare - Products)	30	841
Ceradyne, Inc.* (Miscellaneous Manufacturing)	12	541
CEVA, Inc.* (Semiconductors)	12	321
CH Energy Group, Inc. (Electric)	6	303
Charming Shoppes, Inc.* (Retail)	72	307
Chart Industries, Inc.* (Machinery - Diversified)	15	826
Checkpoint Systems, Inc.* (Electronics)	18	405
Cheesecake Factory, Inc.* (Retail)	27	812
Chemed Corp. (Commercial Services)	15	999
Chemical Financial Corp. (Banks)	27	538
Cheniere Energy, Inc.* (Oil & Gas)	30	279
Chesapeake Utilities Corp. (Oil & Gas Services)	6	250
Chiquita Brands International, Inc.* (Food)	24	368
Churchill Downs, Inc. (Entertainment)	12	498
Cincinnati Bell, Inc.* (Telecommunications)	93	249
Cinemark Holdings, Inc. (Entertainment)	24	464
CIRCOR International, Inc. (Metal Fabricate/Hardware)	9	423
Cirrus Logic, Inc.* (Semiconductors)	33	694
Citi Trends, Inc.* (Retail)	9	201
City Holding Co. (Banks)	6	212
Clarcor, Inc. (Miscellaneous Manufacturing)	24	1,078
Clayton Williams Energy, Inc.* (Oil & Gas)	3	317
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	24	393
Clean Harbors, Inc.* (Environmental Control)	12	1,184
Clearwater Paper Corp.* (Forest Products & Paper)	6	488
Cleco Corp. (Electric)	15	514
Cloud Peak Energy, Inc.* (Coal)	15	324
CNA Surety Corp.* (Insurance)	9	227
CNO Financial Group, Inc.* (Insurance)	102	766
Coeur d’Alene Mines Corp.* (Mining)	43	1,496
Cogent Communications Group, Inc.* (Internet)	24	342

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Cognex Corp. (Machinery - Diversified)	18	$508
Cohen & Steers, Inc. (Diversified Financial Services)	9	267
Coherent, Inc.* (Electronics)	15	872
Cohu, Inc. (Semiconductors)	15	230
Coinstar, Inc.* (Commercial Services)	15	689
Colfax Corp.* (Miscellaneous Manufacturing)	18	413
Collective Brands, Inc.* (Retail)	30	647
Colonial Properties Trust (REIT)	39	751
Colony Financial, Inc. (REIT)	12	226
Columbia Banking System, Inc. (Banks)	27	518
Columbia Sportswear Co. (Apparel)	6	357
Columbus McKinnon Corp. NY* (Machinery - Diversified)	12	222
Comfort Systems USA, Inc. (Building Materials)	21	295
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	12	214
Community Bank System, Inc. (Banks)	18	437
Community Trust Bancorp, Inc. (Banks)	9	249
Commvault Systems, Inc.* (Software)	18	718
Compass Diversified Holdings (Holding Companies - Diversified)	27	398
Complete Production Services, Inc.* (Oil & Gas Services)	36	1,145
Computer Programs & Systems, Inc. (Software)	6	386
comScore, Inc.* (Internet)	12	354
Comtech Telecommunications Corp. (Telecommunications)	15	408
Conceptus, Inc.* (Healthcare - Products)	15	217
Concur Technologies, Inc.* (Software)	18	998
CONMED Corp.* (Healthcare - Products)	18	473
Consolidated Communications Holdings, Inc. (Telecommunications)	33	618
Consolidated Graphics, Inc.* (Commercial Services)	6	328
Constant Contact, Inc.* (Internet)	12	419
Contango Oil & Gas Co. (Oil & Gas)	6	379
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	27	695
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	6	198
Corinthian Colleges, Inc.* (Commercial Services)	39	172
CorVel Corp.* (Commercial Services)	6	319
CoStar Group, Inc.* (Commercial Services)	12	752
Cousins Properties, Inc. (REIT)	48	401
Cracker Barrel Old Country Store, Inc. (Retail)	12	590
Credit Acceptance Corp.* (Diversified Financial Services)	3	213
Crocs, Inc.* (Apparel)	42	749
Crosstex Energy, Inc. (Oil & Gas)	27	269
CSG Systems International, Inc.* (Software)	18	359
CTS Corp. (Electronics)	27	292
Cubic Corp. (Electronics)	9	517
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	33	833
Curtiss-Wright Corp. (Aerospace/Defense)	21	738
CVB Financial Corp. (Banks)	42	391
CVR Energy, Inc.* (Oil & Gas)	18	417
Cyberonics, Inc.* (Healthcare - Products)	15	477
Cymer, Inc.* (Electronics)	12	679
Cypress Sharpridge Investments, Inc. (REIT)	18	228
Daktronics, Inc. (Electronics)	15	161
Dana Holding Corp.* (Auto Parts & Equipment)	66	1,148
Danvers Bancorp, Inc. (Savings & Loans)	21	450
Darling International, Inc.* (Environmental Control)	39	599
DCT Industrial Trust, Inc. (REIT)	90	499
DealerTrack Holdings, Inc.* (Internet)	18	413
Deckers Outdoor Corp.* (Apparel)	18	1,551
Delcath Systems, Inc.* (Healthcare - Products)	24	177
Delphi Financial Group, Inc. - Class A (Insurance)	27	829
Deltic Timber Corp. (Forest Products & Paper)	6	401
Deluxe Corp. (Commercial Services)	27	717
Denny’s Corp.* (Retail)	57	231
DepoMed, Inc.* (Pharmaceuticals)	33	331
Dex One Corp.* (Media)	24	116
Dexcom, Inc.* (Healthcare - Products)	33	512
DG Fastchannel, Inc.* (Media)	12	387
Diamond Foods, Inc. (Food)	9	502
DiamondRock Hospitality Co. (REIT)	72	804
Digital River, Inc.* (Internet)	18	674
DigitalGlobe, Inc.* (Telecommunications)	15	420
Dillards, Inc. - Class A (Retail)	18	722
Dime Community Bancshares, Inc. (Savings & Loans)	18	266
DineEquity, Inc.* (Retail)	9	495
Diodes, Inc.* (Semiconductors)	15	511
Dionex Corp.* (Electronics)	9	1,062
Dole Food Co., Inc.* (Food)	18	245
Dollar Financial Corp.* (Commercial Services)	18	373
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	12	801
Domino’s Pizza, Inc.* (Retail)	21	387
Dorman Products, Inc.* (Auto Parts & Equipment)	6	253
Drew Industries, Inc. (Building Materials)	12	268
Dril-Quip, Inc.* (Oil & Gas Services)	15	1,185
DSW, Inc. - Class A* (Retail)	6	240
DTS, Inc.* (Home Furnishings)	9	420

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Duff & Phelps Corp. - Class A (Diversified Financial Services)	15	$240
DuPont Fabros Technology, Inc. (REIT)	18	436
Durect Corp.* (Pharmaceuticals)	81	292
Dycom Industries, Inc.* (Engineering & Construction)	18	312
Dynavax Technologies Corp.* (Biotechnology)	57	157
Dynegy, Inc. - Class A* (Electric)	45	256
E.W. Scripps Co.* (Media)	27	267
Eagle Bulk Shipping, Inc.* (Transportation)	39	145
EarthLink, Inc. (Internet)	42	329
EastGroup Properties, Inc. (REIT)	12	528
Eastman Kodak Co.* (Miscellaneous Manufacturing)	126	407
Ebix, Inc.* (Software)	12	284
Echelon Corp.* (Computers)	18	182
Education Realty Trust, Inc. (REIT)	21	169
eHealth, Inc.* (Insurance)	12	160
El Paso Electric Co.* (Electric)	18	547
Electro Scientific Industries, Inc.* (Electronics)	18	312
Electronics for Imaging, Inc.* (Computers)	27	397
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	12	360
EMCOR Group, Inc.* (Engineering & Construction)	30	929
Emergent Biosolutions, Inc.* (Biotechnology)	12	290
Emeritus Corp.* (Healthcare - Services)	12	306
Empire District Electric Co. (Electric)	21	458
Employers Holdings, Inc. (Insurance)	18	372
EMS Technologies, Inc.* (Telecommunications)	15	295
Emulex Corp.* (Semiconductors)	33	352
Encore Capital Group, Inc.* (Diversified Financial Services)	6	142
Encore Wire Corp. (Electrical Components & Equipment)	9	219
Endeavour International Corp.* (Oil & Gas)	12	152
Endologix, Inc.* (Healthcare - Products)	30	203
Energy Partners, Ltd.* (Oil & Gas)	18	324
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	33	1,125
EnergySolutions, Inc. (Environmental Control)	39	232
EnerNOC, Inc.* (Electric)	9	172
EnerSys* (Electrical Components & Equipment)	21	835
Ennis, Inc. (Household Products/Wares)	18	307
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	12	436
Enstar Group, Ltd.* (Insurance)	6	599
Entegris, Inc.* (Semiconductors)	63	553
Entertainment Properties Trust (REIT)	21	983
Entropic Communications, Inc.* (Semiconductors)	30	253
Enzon Pharmaceuticals, Inc.* (Biotechnology)	33	360
Epicor Software Corp.* (Software)	30	332
EPIQ Systems, Inc. (Software)	18	258
Equity Lifestyle Properties, Inc. (REIT)	12	692
Equity One, Inc. (REIT)	15	282
eResearchTechnology, Inc.* (Internet)	27	183
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	12	458
Esterline Technologies Corp.* (Aerospace/Defense)	15	1,061
Ethan Allen Interiors, Inc. (Home Furnishings)	15	328
Euronet Worldwide, Inc.* (Commercial Services)	21	406
Evercore Partners, Inc. - Class A (Diversified Financial Services)	9	309
Exelixis, Inc.* (Biotechnology)	54	610
Exide Technologies* (Electrical Components & Equipment)	39	436
Exlservice Holdings, Inc.* (Commercial Services)	12	254
Exponent, Inc.* (Commercial Services)	9	401
Express, Inc. (Retail)	9	176
Extra Space Storage, Inc. (REIT)	39	808
EZCORP, Inc. - Class A* (Retail)	21	659
F.N.B. Corp. (Banks)	48	506
Fair Isaac Corp. (Software)	21	664
FARO Technologies, Inc.* (Electronics)	9	360
FBL Financial Group, Inc. - Class A (Insurance)	12	369
Federal Signal Corp. (Miscellaneous Manufacturing)	36	234
FEI Co.* (Electronics)	18	607
FelCor Lodging Trust, Inc.* (REIT)	57	349
Ferro Corp.* (Chemicals)	42	697
Fifth Street Finance Corp. (Investment Companies)	42	561
Finisar Corp.* (Telecommunications)	33	812
First American Financial Corp. (Insurance)	51	841
First Cash Financial Services, Inc.* (Retail)	12	463
First Commonwealth Financial Corp. (Banks)	54	370
First Financial Bancorp (Banks)	27	451
First Financial Bankshares, Inc. (Banks)	12	616
First Financial Corp. (Banks)	9	299
First Industrial Realty Trust, Inc.* (REIT)	33	392
First Midwest Bancorp, Inc. (Banks)	33	389
First Potomac Realty Trust (REIT)	24	378
FirstMerit Corp. (Banks)	45	768
Flagstone Reinsurance Holdings S.A. (Insurance)	33	297
Flushing Financial Corp. (Savings & Loans)	15	224

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Force Protection, Inc.* (Auto Manufacturers)	42	$206
Forestar Group, Inc.* (Real Estate)	21	399
FormFactor, Inc.* (Semiconductors)	24	247
Forrester Research, Inc. (Commercial Services)	9	345
Fortinet, Inc.* (Computers)	18	792
Forward Air Corp. (Transportation)	12	368
FPIC Insurance Group, Inc.* (Insurance)	6	227
Franklin Electric Co., Inc. (Hand/Machine Tools)	12	554
Franklin Street Properties Corp. (REIT)	36	507
Fred’s, Inc. (Retail)	30	400
Freightcar America, Inc.* (Miscellaneous Manufacturing)	9	293
Fresh Del Monte Produce, Inc. (Food)	18	470
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	9	272
Fuller (H.B.) Co. (Chemicals)	24	516
G & K Services, Inc. (Textiles)	12	399
G-III Apparel Group, Ltd.* (Apparel)	6	225
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	6	278
Gaylord Entertainment Co.* (Lodging)	15	520
Genco Shipping & Trading, Ltd.* (Transportation)	15	162
GenCorp, Inc.* (Aerospace/Defense)	39	233
Generac Holdings, Inc.* (Electrical Components & Equipment)	12	243
General Communication, Inc. - Class A* (Telecommunications)	30	328
General Moly, Inc.* (Mining)	33	178
Genesco, Inc.* (Retail)	12	482
Genesee & Wyoming, Inc. - Class A* (Transportation)	18	1,048
Genomic Health, Inc.* (Healthcare - Products)	6	148
Gentiva Health Services, Inc.* (Healthcare - Services)	15	420
GeoEye, Inc.* (Telecommunications)	12	499
Georgia Gulf Corp.* (Chemicals)	18	666
Geron Corp.* (Biotechnology)	63	318
Getty Realty Corp. (REIT)	9	206
GFI Group, Inc. (Diversified Financial Services)	39	196
Gibraltar Industries, Inc.* (Iron/Steel)	21	251
Glacier Bancorp, Inc. (Banks)	33	497
Glatfelter (Forest Products & Paper)	21	280
Glimcher Realty Trust (REIT)	42	388
Global Crossing, Ltd.* (Telecommunications)	18	251
Global Industries, Ltd.* (Oil & Gas Services)	57	558
Globe Specialty Metals, Inc. (Mining)	30	683
Golar LNG, Ltd. (Transportation)	21	537
Golden Star Resources, Ltd.* (Mining)	123	365
Goodrich Petroleum Corp.* (Oil & Gas)	12	267
Government Properties Income Trust (REIT)	12	322
GrafTech International, Ltd.* (Electrical Components & Equipment)	51	1,052
Grand Canyon Education, Inc.* (Commercial Services)	15	218
Granite Construction, Inc. (Engineering & Construction)	15	421
Graphic Packaging Holding Co.* (Packaging & Containers)	69	374
Great Lakes Dredge & Dock Co. (Commercial Services)	30	229
Greatbatch, Inc.* (Electrical Components & Equipment)	12	318
Greenlight Capital Re, Ltd. - Class A* (Insurance)	18	508
Griffon Corp.* (Miscellaneous Manufacturing)	27	355
Group 1 Automotive, Inc. (Retail)	12	514
GSI Commerce, Inc.* (Internet)	30	878
GT Solar International, Inc.* (Semiconductors)	30	320
Gulf Island Fabrication, Inc. (Oil & Gas Services)	9	290
GulfMark Offshore, Inc. - Class A* (Transportation)	12	534
Gulfport Energy Corp.* (Oil & Gas)	15	542
H&E Equipment Services, Inc.* (Commercial Services)	21	410
Haemonetics Corp.* (Healthcare - Products)	12	786
Halozyme Therapeutics, Inc.* (Biotechnology)	48	322
Hancock Holding Co. (Banks)	15	493
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	12	312
Harleysville Group, Inc. (Insurance)	9	298
Harmonic, Inc.* (Telecommunications)	57	535
Harte-Hanks, Inc. (Advertising)	21	250
Harvest Natural Resources, Inc.* (Oil & Gas)	15	229
Hatteras Financial Corp. (REIT)	24	675
Hawaiian Holdings, Inc.* (Airlines)	27	162
Hawkins, Inc. (Chemicals)	6	246
Haynes International, Inc. (Metal Fabricate/Hardware)	6	333
Healthcare Realty Trust, Inc. (REIT)	24	545
Healthcare Services Group, Inc. (Commercial Services)	31	545
HEALTHSOUTH Corp.* (Healthcare - Services)	45	1,124
HealthSpring, Inc.* (Healthcare - Services)	27	1,009
Healthways, Inc.* (Healthcare - Services)	18	277
Heartland Express, Inc. (Transportation)	18	316
Heartland Payment Systems, Inc. (Commercial Services)	24	421
HeartWare International, Inc.* (Healthcare - Products)	6	513
Heckmann Corp.* (Beverages)	42	275

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Hecla Mining Co.* (Mining)	117	$1,062
HEICO Corp. (Aerospace/Defense)	15	938
Heidrick & Struggles International, Inc. (Commercial Services)	9	250
Helen of Troy, Ltd.* (Household Products/Wares)	15	441
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	51	877
Hercules Offshore, Inc.* (Oil & Gas Services)	63	416
Hercules Technology Growth Capital, Inc. (Investment Companies)	27	297
Herman Miller, Inc. (Office Furnishings)	27	742
Hersha Hospitality Trust (REIT)	75	445
Hexcel Corp.* (Aerospace/Defense Equipment)	45	886
Hibbett Sports, Inc.* (Retail)	12	430
Highwoods Properties, Inc. (REIT)	27	945
Hilltop Holdings, Inc.* (Real Estate)	15	151
Hittite Microwave Corp.* (Semiconductors)	12	765
HMS Holdings Corp.* (Commercial Services)	15	1,228
HNI Corp. (Office Furnishings)	24	757
Home Bancshares, Inc. (Banks)	15	341
Home Properties, Inc. (REIT)	15	884
Horace Mann Educators Corp. (Insurance)	27	454
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	9	278
Horsehead Holding Corp.* (Mining)	24	409
Houston American Energy Corp. (Oil & Gas)	9	139
HSN, Inc.* (Retail)	18	577
Hub Group, Inc. - Class A* (Transportation)	18	651
Hudson Valley Holding Corp. (Banks)	9	198
Hughes Communications, Inc.* (Telecommunications)	6	358
Huron Consulting Group, Inc.* (Commercial Services)	12	332
Hypercom Corp.* (Telecommunications)	21	253
IBERIABANK Corp. (Banks)	9	541
ICF International, Inc.* (Commercial Services)	12	246
Iconix Brand Group, Inc.* (Apparel)	33	709
ICU Medical, Inc.* (Healthcare - Products)	6	263
IDACORP, Inc. (Electric)	15	571
IDT Corp. - Class B (Telecommunications)	6	162
iGATE Corp. (Computers)	12	225
II-VI, Inc.* (Electronics)	12	597
Imation Corp.* (Computers)	18	201
Immucor, Inc.* (Healthcare - Products)	36	712
ImmunoGen, Inc.* (Biotechnology)	39	354
Impax Laboratories, Inc.* (Pharmaceuticals)	30	763
Incyte, Corp.* (Biotechnology)	45	713
Independent Bank Corp./MA (Banks)	12	324
Infinera Corp.* (Telecommunications)	42	352
Infinity Property & Casualty Corp. (Insurance)	6	357
InfoSpace, Inc.* (Internet)	27	234
Inland Real Estate Corp. (REIT)	45	429
Innophos Holdings, Inc. (Chemicals)	9	415
Insight Enterprises, Inc.* (Retail)	24	409
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	18	481
Insperity, Inc. (Commercial Services)	12	365
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	39	154
Insulet Corp.* (Healthcare - Products)	24	495
Integra LifeSciences Holdings* (Biotechnology)	9	427
Integrated Device Technology, Inc.* (Semiconductors)	66	486
Interactive Intelligence, Inc.* (Software)	9	348
InterDigital, Inc. (Telecommunications)	21	1,002
Interface, Inc. - Class A (Office Furnishings)	27	499
Interline Brands, Inc.* (Building Materials)	21	428
Intermec, Inc.* (Machinery - Diversified)	27	291
InterMune, Inc.* (Biotechnology)	21	991
Internap Network Services Corp.* (Internet)	30	197
International Bancshares Corp. (Banks)	27	495
International Coal Group, Inc.* (Coal)	60	678
Internet Capital Group, Inc.* (Internet)	21	298
Interval Leisure Group, Inc.* (Leisure Time)	27	441
Intevac, Inc.* (Machinery - Diversified)	12	149
INTL FCStone, Inc.* (Diversified Financial Services)	9	229
Invacare Corp. (Healthcare - Products)	15	467
Invesco Mortgage Capital, Inc. (REIT)	15	328
Investment Technology Group, Inc.* (Diversified Financial Services)	21	382
Investors Bancorp, Inc.* (Savings & Loans)	33	491
Investors Real Estate Trust (REIT)	57	541
ION Geophysical Corp.* (Oil & Gas Services)	57	723
IPC The Hospitalist Co.* (Healthcare - Services)	6	272
IPG Photonics Corp.* (Telecommunications)	12	692
iRobot Corp.* (Machinery - Diversified)	12	395
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	54	488
iStar Financial, Inc.* (REIT)	42	386
Ixia* (Telecommunications)	21	333
J & J Snack Foods Corp. (Food)	6	282

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
j2 Global Communications, Inc.* (Internet)	21	$620
Jack Henry & Associates, Inc. (Computers)	30	1,017
Jack in the Box, Inc.* (Retail)	27	612
Jaguar Mining, Inc.* (Mining)	42	219
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	21	406
James River Coal Co.* (Coal)	12	290
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	6	191
JDA Software Group, Inc.* (Software)	21	635
JetBlue Airways Corp.* (Airlines)	108	677
John Bean Technologies Corp. (Miscellaneous Manufacturing)	15	288
Jos. A. Bank Clothiers, Inc.* (Retail)	12	611
K-Swiss, Inc. - Class A* (Apparel)	24	270
K12, Inc.* (Commercial Services)	15	505
Kadant, Inc.* (Machinery - Diversified)	9	236
Kaiser Aluminum Corp. (Mining)	6	295
Kaman Corp. (Aerospace/Defense)	15	528
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	27	464
Kaydon Corp. (Metal Fabricate/Hardware)	15	588
KBW, Inc. (Diversified Financial Services)	21	550
Kelly Services, Inc. - Class A* (Commercial Services)	18	391
Kenexa Corp.* (Commercial Services)	12	331
Key Energy Services, Inc.* (Oil & Gas Services)	60	933
Kforce, Inc.* (Commercial Services)	15	274
Kilroy Realty Corp. (REIT)	27	1,048
Kindred Healthcare, Inc.* (Healthcare - Services)	21	501
KIT Digital, Inc.* (Internet)	18	217
Kite Realty Group Trust (REIT)	45	239
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	42	563
Knight Transportation, Inc. (Transportation)	24	462
Knightsbridge Tankers, Ltd. (Transportation)	12	300
Knoll, Inc. (Office Furnishings)	24	503
Knology, Inc.* (Telecommunications)	18	232
Kodiak Oil & Gas Corp.* (Oil & Gas)	84	563
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	9	384
Korn/Ferry International* (Commercial Services)	21	468
Kraton Performance Polymers, Inc.* (Chemicals)	6	230
Krispy Kreme Doughnuts, Inc.* (Retail)	30	211
Kulicke & Soffa Industries, Inc.* (Semiconductors)	33	309
L-1 Identity Solutions, Inc.* (Electronics)	36	424
L.B. Foster Co. - Class A (Metal Fabricate/Hardware)	6	259
La-Z-Boy, Inc.* (Home Furnishings)	33	315
Laclede Group, Inc. (Gas)	24	914
Ladish Co., Inc.* (Metal Fabricate/Hardware)	9	492
Lakeland Financial Corp. (Banks)	15	340
Lancaster Colony Corp. (Miscellaneous Manufacturing)	9	545
Landauer, Inc. (Commercial Services)	6	369
LaSalle Hotel Properties (REIT)	33	891
Lattice Semiconductor Corp.* (Semiconductors)	54	319
Lawson Software, Inc.* (Software)	63	762
Layne Christensen Co.* (Engineering & Construction)	12	414
Lexington Realty Trust (REIT)	51	477
LHC Group, Inc.* (Healthcare - Services)	9	270
Libbey, Inc.* (Housewares)	12	198
Life Time Fitness, Inc.* (Leisure Time)	21	784
Lindsay Manufacturing Co. (Machinery - Diversified)	6	474
Lions Gate Entertainment Corp.* (Entertainment)	33	206
Lithia Motors, Inc. - Class A (Retail)	12	175
Littelfuse, Inc. (Electrical Components & Equipment)	12	685
Live Nation, Inc.* (Commercial Services)	63	630
LivePerson, Inc.* (Computers)	24	303
Liz Claiborne, Inc.* (Apparel)	45	243
LogMeIn, Inc.* (Telecommunications)	6	253
Loral Space & Communications, Inc.* (Telecommunications)	6	465
Louisiana-Pacific Corp.* (Forest Products & Paper)	60	630
LSB Industries, Inc.* (Miscellaneous Manufacturing)	9	357
LTC Properties, Inc. (REIT)	12	340
LTX-Credence Corp.* (Semiconductors)	24	219
Lufkin Industries, Inc. (Oil & Gas Services)	12	1,122
Lumber Liquidators Holdings, Inc.* (Retail)	12	300
Luminex Corp.* (Healthcare - Products)	21	394
Magellan Health Services, Inc.* (Healthcare - Services)	15	736
Magma Design Automation, Inc.* (Electronics)	36	246
Magnum Hunter Resources Corp.* (Oil & Gas)	27	231
Maiden Holdings, Ltd. (Insurance)	36	270
Maidenform Brands, Inc.* (Apparel)	12	343
MAKO Surgical Corp.* (Healthcare - Products)	15	363
Manhattan Associates, Inc.* (Computers)	12	393
MannKind Corp.* (Pharmaceuticals)	36	131
ManTech International Corp. - Class A* (Software)	12	509

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
MarketAxess Holdings, Inc. (Diversified Financial Services)	12	$290
Marten Transport, Ltd. (Transportation)	9	201
Masimo Corp. (Healthcare - Products)	21	695
MasTec, Inc.* (Telecommunications)	24	499
Materion Corp.* (Metal Fabricate/Hardware)	9	367
Matrix Service Co.* (Oil & Gas Services)	18	250
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	15	578
MAXIMUS, Inc. (Commercial Services)	9	731
Maxwell Technologies, Inc.* (Computers)	15	259
MB Financial, Inc. (Banks)	21	440
MCG Capital Corp. (Investment Companies)	54	351
McGrath Rentcorp (Commercial Services)	15	409
McMoRan Exploration Co.* (Oil & Gas)	45	797
Meadowbrook Insurance Group, Inc. (Insurance)	39	404
Measurement Specialties, Inc.* (Electronics)	9	307
MedAssets, Inc.* (Software)	21	321
Medical Properties Trust, Inc. (REIT)	57	659
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	27	865
Medidata Solutions, Inc.* (Software)	9	230
Medifast, Inc.* (Commercial Services)	6	119
Medivation, Inc.* (Pharmaceuticals)	18	336
Mentor Graphics Corp.* (Computers)	51	746
Mercury Computer Systems, Inc.* (Computers)	12	254
Meridian Bioscience, Inc. (Healthcare - Products)	24	576
Merit Medical Systems, Inc.* (Healthcare - Products)	18	353
Meritage Homes Corp.* (Home Builders)	18	434
Meritor, Inc.* (Auto Parts & Equipment)	42	713
Metabolix, Inc.* (Miscellaneous Manufacturing)	15	158
Methode Electronics, Inc. (Electronics)	18	217
MF Global Holdings, Ltd.* (Diversified Financial Services)	51	422
MFA Financial, Inc. (REIT)	123	1,009
MGE Energy, Inc. (Electric)	12	486
MGIC Investment Corp.* (Insurance)	87	773
Micrel, Inc. (Semiconductors)	18	243
Micromet, Inc.* (Biotechnology)	60	337
Microsemi Corp.* (Semiconductors)	36	746
MicroStrategy, Inc. - Class A* (Software)	3	403
Mid-America Apartment Communities, Inc. (REIT)	12	770
Mine Safety Appliances Co. (Environmental Control)	18	660
Minerals Technologies, Inc. (Chemicals)	9	617
MIPS Technologies, Inc.* (Semiconductors)	24	252
MKS Instruments, Inc. (Semiconductors)	24	799
Mobile Mini, Inc.* (Storage/Warehousing)	21	504
Modine Manufacturing Co.* (Auto Parts & Equipment)	24	387
ModusLink Global Solutions, Inc. (Internet)	30	164
Molina Healthcare, Inc.* (Healthcare - Services)	12	480
Molycorp, Inc.* (Mining)	12	720
Momenta Pharmaceuticals, Inc.* (Biotechnology)	21	333
Monolithic Power Systems, Inc.* (Semiconductors)	15	213
Monro Muffler Brake, Inc. (Commercial Services)	15	495
Montpelier Re Holdings, Ltd. (Insurance)	33	583
Moog, Inc. - Class A* (Aerospace/Defense)	21	964
Move, Inc.* (Internet)	99	237
MTS Systems Corp. (Computers)	9	410
Mueller Industries, Inc. (Metal Fabricate/Hardware)	21	769
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	72	323
MVC Capital, Inc. (Investment Companies)	12	165
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	6	484
Myers Industries, Inc. (Miscellaneous Manufacturing)	21	209
MYR Group, Inc.* (Engineering & Construction)	9	215
NACCO Industries, Inc. - Class A (Machinery - Diversified)	3	332
Nara Bancorp, Inc.* (Banks)	21	202
Nash Finch Co. (Food)	6	228
National CineMedia, Inc. (Entertainment)	21	392
National Financial Partners* (Diversified Financial Services)	21	310
National Health Investors, Inc. (REIT)	12	575
National Healthcare Corp. (Healthcare - Services)	6	279
National Penn Bancshares, Inc. (Banks)	63	488
National Presto Industries, Inc. (Housewares)	3	338
National Retail Properties, Inc. (REIT)	33	862
National Western Life Insurance Co. - Class A (Insurance)	3	487
Natus Medical, Inc.* (Healthcare - Products)	15	252

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Navigant Consulting Co.* (Commercial Services)	33	$330
NBT Bancorp, Inc. (Banks)	36	820
Nektar Therapeutics* (Biotechnology)	45	426
Nelnet, Inc. - Class A (Diversified Financial Services)	18	393
Neogen Corp.* (Pharmaceuticals)	15	621
NETGEAR, Inc.* (Telecommunications)	15	487
Netlogic Microsystems, Inc.* (Semiconductors)	27	1,135
NetScout Systems, Inc.* (Computers)	18	492
Netspend Holdings, Inc.* (Diversified Financial Services)	15	158
NetSuite, Inc.* (Software)	9	262
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	30	228
Neutral Tandem, Inc.* (Telecommunications)	15	221
New Jersey Resources Corp. (Gas)	21	902
NewAlliance Bancshares, Inc. (Savings & Loans)	45	668
Newcastle Investment Corp.* (REIT)	33	199
NewMarket Corp. (Chemicals)	6	949
Newpark Resources, Inc.* (Oil & Gas Services)	42	330
Newport Corp.* (Electronics)	21	374
NewStar Financial, Inc.* (Diversified Financial Services)	21	229
NIC, Inc. (Internet)	30	374
Nicor, Inc. (Gas)	18	967
Nolan Co.* (Media)	15	182
Nordic American Tanker Shipping, Ltd. (Transportation)	27	671
Nordson Corp. (Machinery - Diversified)	15	1,726
Northern Oil & Gas, Inc.* (Oil & Gas)	27	721
NorthStar Realty Finance Corp. (REIT)	42	225
Northwest Bancshares, Inc. (Savings & Loans)	51	640
Northwest Natural Gas Co. (Gas)	15	692
NorthWestern Corp. (Electric)	15	454
Novatel Wireless, Inc.* (Telecommunications)	15	82
NPS Pharmaceuticals, Inc.* (Biotechnology)	51	488
NTELOS Holdings Corp. (Telecommunications)	18	331
Nu Skin Enterprises, Inc. (Retail)	24	690
Nutrisystem, Inc. (Commercial Services)	12	174
NuVasive, Inc.* (Healthcare - Products)	18	456
NxStage Medical, Inc.* (Healthcare - Products)	15	330
Oasis Petroleum, Inc.* (Oil & Gas)	21	664
Oclaro, Inc.* (Telecommunications)	24	276
Ocwen Financial Corp.* (Diversified Financial Services)	36	397
OfficeMax, Inc.* (Retail)	36	466
Old Dominion Freight Line, Inc.* (Transportation)	18	632
Old National Bancorp (Banks)	36	386
Olin Corp. (Chemicals)	36	825
OM Group, Inc.* (Chemicals)	12	438
OMEGA Healthcare Investors, Inc. (REIT)	42	938
Omnicell, Inc.* (Software)	18	274
OmniVision Technologies, Inc.* (Semiconductors)	27	959
Omnova Solutions, Inc.* (Chemicals)	30	236
On Assignment, Inc.* (Commercial Services)	21	199
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	30	1,055
OpenTable, Inc.* (Internet)	9	957
Opko Health, Inc.* (Pharmaceuticals)	81	302
Oplink Communications, Inc.* (Telecommunications)	12	234
OPNET Technologies, Inc. (Software)	9	351
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	18	213
optionsXpress Holdings, Inc. (Diversified Financial Services)	21	385
Orbital Sciences Corp.* (Aerospace/Defense)	27	511
Orient-Express Hotels, Ltd. - Class A* (Lodging)	48	594
Oriental Financial Group, Inc. (Banks)	24	301
Orion Marine Group, Inc.* (Engineering & Construction)	12	129
Oritani Financial Corp. (Savings & Loans)	33	418
Orthofix International N.V.* (Healthcare - Products)	9	292
OSI Systems, Inc.* (Electronics)	9	338
Otter Tail Corp. (Electric)	27	614
Overseas Shipholding Group, Inc. (Transportation)	12	386
Owens & Minor, Inc. (Distribution/Wholesale)	30	974
Oxford Industries, Inc. (Apparel)	6	205
OYO Geospace Corp.* (Oil & Gas Services)	3	296
P.F. Chang’s China Bistro, Inc. (Retail)	12	554
Pacific Sunwear of California, Inc.* (Retail)	36	130
PacWest Bancorp (Banks)	15	326
PAETEC Holding Corp.* (Telecommunications)	78	261
Papa John’s International, Inc.* (Retail)	9	285
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	15	466
Parametric Technology Corp.* (Software)	51	1,147
PAREXEL International Corp.* (Commercial Services)	27	672
Park Electrochemical Corp. (Electronics)	15	484
Park National Corp. (Banks)	6	401
Parker Drilling Co.* (Oil & Gas)	66	456
Parkway Properties, Inc. (REIT)	12	204

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Patriot Coal Corp.* (Coal)	36	$930
PDL BioPharma, Inc. (Biotechnology)	66	383
Pebblebrook Hotel Trust (REIT)	21	465
Peet’s Coffee & Tea, Inc.* (Beverages)	6	289
Pegasystems, Inc. (Software)	6	228
Penn Virginia Corp. (Oil & Gas)	24	407
PennantPark Investment Corp. (Investment Companies)	30	358
Pennsylvania REIT (REIT)	30	428
PennyMac Mortgage Investment Trust (REIT)	15	276
Penske Automotive Group, Inc.* (Retail)	21	420
PetMed Express, Inc. (Pharmaceuticals)	12	190
Petroleum Development* (Oil & Gas)	12	576
PetroQuest Energy, Inc.* (Oil & Gas)	30	281
Pharmasset, Inc.* (Pharmaceuticals)	15	1,181
PharMerica Corp.* (Pharmaceuticals)	18	206
PHH Corp.* (Commercial Services)	27	588
Photronics, Inc.* (Semiconductors)	33	296
PICO Holdings, Inc.* (Water)	18	541
Piedmont Natural Gas Co., Inc. (Gas)	33	1,002
Pier 1 Imports, Inc.* (Retail)	48	487
Pilgrim’s Pride Corp.* (Food)	27	208
Pinnacle Entertainment, Inc.* (Entertainment)	33	449
Pinnacle Financial Partners, Inc.* (Banks)	18	298
Pioneer Drilling Co.* (Oil & Gas)	30	414
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	9	373
Plantronics, Inc. (Telecommunications)	24	879
Platinum Underwriters Holdings, Ltd. (Insurance)	18	686
Plexus Corp.* (Electronics)	18	631
PMI Group, Inc.* (Insurance)	69	186
PNM Resources, Inc. (Electric)	39	582
Polaris Industries, Inc. (Leisure Time)	12	1,044
PolyOne Corp. (Chemicals)	42	597
Polypore International, Inc.* (Miscellaneous Manufacturing)	9	518
Pool Corp. (Distribution/Wholesale)	30	723
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	9	766
Portland General Electric Co. (Electric)	21	499
Post Properties, Inc. (REIT)	18	706
Potlatch Corp. (Forest Products & Paper)	18	724
Power Integrations, Inc. (Semiconductors)	12	460
Power-One, Inc.* (Electrical Components & Equipment)	33	289
Powerwave Technologies, Inc.* (Telecommunications)	69	311
Pre-Paid Legal Services, Inc.* (Commercial Services)	3	198
Premiere Global Services, Inc.* (Telecommunications)	30	229
Prestige Brands Holdings, Inc.* (Healthcare - Products)	21	241
PriceSmart, Inc. (Retail)	9	330
Primerica, Inc. (Insurance)	12	306
PrivateBancorp, Inc. (Banks)	24	367
ProAssurance Corp.* (Insurance)	18	1,141
Progress Software Corp.* (Software)	27	785
Prospect Capital Corp. (Investment Companies)	66	806
Prosperity Bancshares, Inc. (Banks)	18	770
Provident Financial Services, Inc. (Savings & Loans)	36	533
Provident New York Bancorp (Savings & Loans)	36	372
PS Business Parks, Inc. (REIT)	9	521
PSS World Medical, Inc.* (Healthcare - Products)	27	733
QLIK Technologies, Inc.* (Software)	6	156
Quaker Chemical Corp. (Chemicals)	6	241
Quality Systems, Inc. (Software)	9	750
Quanex Building Products Corp. (Building Materials)	21	412
Quantum Corp.* (Computers)	99	249
Quest Software, Inc.* (Software)	27	686
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	27	389
Quidel Corp.* (Healthcare - Products)	12	144
Quiksilver, Inc.* (Apparel)	66	292
Rackspace Hosting, Inc.* (Internet)	45	1,928
Radian Group, Inc. (Insurance)	63	429
Radiant Systems, Inc.* (Computers)	18	319
RailAmerica, Inc.* (Transportation)	18	307
Ramco-Gershenson Properties Trust (REIT)	18	226
Raven Industries, Inc. (Miscellaneous Manufacturing)	9	553
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	12	459
RC2 Corp.* (Toys/Games/Hobbies)	12	337
RealD, Inc.* (Computers)	6	164
RealNetworks, Inc.* (Internet)	39	145
RealPage, Inc.* (Software)	6	166
Red Robin Gourmet Burgers, Inc.* (Retail)	9	242
Redwood Trust, Inc. (REIT)	39	606
Regis Corp. (Retail)	24	426
RehabCare Group, Inc.* (Healthcare - Services)	12	442
Renasant Corp. (Banks)	21	357
Rent-A-Center, Inc. (Commercial Services)	30	1,047
Republic Airways Holdings, Inc.* (Airlines)	27	174
Resolute Energy Corp.* (Oil & Gas)	27	490
Resource Capital Corp. (REIT)	30	198
Resources Connection, Inc. (Commercial Services)	21	407
Retail Opportunity Investments Corp. (REIT)	18	197
Retail Ventures, Inc.* (Retail)	15	259
Rex Energy Corp.* (Oil & Gas)	15	175
RF Micro Devices, Inc.* (Telecommunications)	120	769

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	36	$256
RightNow Technologies, Inc.* (Software)	12	376
Rite Aid Corp.* (Retail)	228	242
Riverbed Technology, Inc.* (Computers)	57	2,146
RLI Corp. (Insurance)	9	519
Robbins & Myers, Inc. (Machinery - Diversified)	15	690
Rock-Tenn Co. - Class A (Forest Products & Paper)	18	1,248
Rockwood Holdings, Inc.* (Chemicals)	24	1,181
Rofin-Sinar Technologies, Inc.* (Electronics)	15	592
Rogers Corp.* (Electronics)	9	406
Rollins, Inc. (Commercial Services)	33	670
Rosetta Resources, Inc.* (Oil & Gas)	24	1,141
RPC, Inc. (Oil & Gas Services)	21	532
RSC Holdings, Inc.* (Commercial Services)	24	345
RTI International Metals, Inc.* (Mining)	12	374
Rubicon Technology, Inc.* (Semiconductors)	6	166
Ruby Tuesday, Inc.* (Retail)	33	433
Ruddick Corp. (Food)	18	695
Rue21, Inc.* (Retail)	9	259
Rush Enterprises, Inc.* (Retail)	18	356
S&T Bancorp, Inc. (Banks)	15	324
S1 Corp.* (Internet)	48	321
Sabra Health Care REIT, Inc. (REIT)	12	211
Safeguard Scientifics, Inc.* (Internet)	15	305
Safety Insurance Group, Inc. (Insurance)	6	277
Saks, Inc.* (Retail)	63	713
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	27	946
Sally Beauty Holdings, Inc.* (Retail)	51	715
Sanderson Farms, Inc. (Food)	12	551
Sandy Spring Bancorp, Inc. (Banks)	15	277
Sangamo BioSciences, Inc.* (Biotechnology)	24	200
Sanmina-SCI Corp.* (Electronics)	36	404
Sapient Corp.* (Internet)	48	550
Satcon Technology Corp.* (Electrical Components & Equipment)	57	220
Sauer-Danfoss, Inc.* (Machinery - Diversified)	6	306
Saul Centers, Inc. (REIT)	3	134
Savient Pharmaceuticals, Inc.* (Biotechnology)	33	350
SAVVIS, Inc.* (Telecommunications)	18	668
ScanSource, Inc.* (Distribution/Wholesale)	15	570
SCBT Financial Corp. (Banks)	9	300
Scholastic Corp. (Media)	12	324
Schulman (A.), Inc. (Chemicals)	15	371
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	9	455
Scientific Games Corp. - Class A* (Entertainment)	30	262
Seattle Genetics, Inc.* (Biotechnology)	39	607
Select Comfort Corp.* (Retail)	30	362
Select Medical Holdings Corp.* (Healthcare - Services)	33	266
Selective Insurance Group, Inc. (Insurance)	39	675
Semtech Corp.* (Semiconductors)	27	676
Sensient Technologies Corp. (Chemicals)	24	860
Sequenom, Inc.* (Biotechnology)	54	342
SFN Group, Inc.* (Commercial Services)	30	423
Shenandoah Telecommunications Co. (Telecommunications)	21	379
Ship Finance International, Ltd. (Transportation)	24	498
ShoreTel, Inc.* (Telecommunications)	18	148
Shuffle Master, Inc.* (Entertainment)	36	384
Shutterfly, Inc.* (Internet)	12	628
SIGA Technologies, Inc.* (Pharmaceuticals)	18	218
Sigma Designs, Inc.* (Semiconductors)	18	233
Signature Bank* (Banks)	18	1,015
Silgan Holdings, Inc. (Packaging & Containers)	24	915
Silicon Image, Inc.* (Semiconductors)	36	323
Simmons First National Corp. - Class A (Banks)	12	325
Simpson Manufacturing Co., Inc. (Building Materials)	24	707
Sinclair Broadcast Group, Inc. - Class A (Media)	24	301
Sirona Dental Systems, Inc.* (Healthcare - Products)	18	903
SJW Corp. (Water)	15	347
Skechers U.S.A., Inc. - Class A* (Apparel)	18	370
SkyWest, Inc. (Airlines)	24	406
Smart Modular Technologies (WWH), Inc.* (Computers)	27	210
Smith Corp. (Miscellaneous Manufacturing)	15	665
Smith Micro Software, Inc.* (Software)	15	140
Snyders-Lance, Inc. (Food)	12	238
Solarwinds, Inc.* (Software)	15	352
Solutia, Inc.* (Chemicals)	54	1,372
Sonic Automotive, Inc. (Retail)	21	294
Sonic Corp.* (Retail)	27	244
SonoSite, Inc.* (Healthcare - Products)	9	300
Sonus Networks, Inc.* (Telecommunications)	99	372
Sotheby’s (Commercial Services)	30	1,578
Sourcefire, Inc.* (Internet)	12	330
South Jersey Industries, Inc. (Gas)	12	672
Southside Bancshares, Inc. (Banks)	12	257
Southwest Gas Corp. (Gas)	18	701
Sovran Self Storage, Inc. (REIT)	12	475
Spansion, Inc. - Class A* (Computers)	6	112
Spartan Stores, Inc. (Food)	21	311

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	9	$250
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	27	240
SRA International, Inc. - Class A* (Computers)	18	510
Stage Stores, Inc. (Retail)	21	404
Standard Microsystems Corp.* (Semiconductors)	12	296
Standard Pacific Corp.* (Home Builders)	60	224
Standard Parking Corp.* (Commercial Services)	9	160
Standex International Corp. (Miscellaneous Manufacturing)	9	341
Starwood Property Trust, Inc. (REIT)	21	468
STEC, Inc.* (Computers)	18	362
Steelcase, Inc. - Class A (Office Furnishings)	42	478
Steiner Leisure, Ltd.* (Commercial Services)	9	416
StellarOne Corp. (Banks)	18	256
Stepan Co. (Chemicals)	3	218
STERIS Corp. (Healthcare - Products)	30	1,036
Sterling Bancshares, Inc. (Banks)	48	413
Steven Madden, Ltd.* (Apparel)	12	563
Stewart Enterprises, Inc. - Class A (Commercial Services)	54	413
Stifel Financial Corp.* (Diversified Financial Services)	15	1,077
Stillwater Mining Co.* (Mining)	18	413
Stone Energy Corp.* (Oil & Gas)	21	701
STR Holdings, Inc.* (Miscellaneous Manufacturing)	12	230
Stratasys, Inc.* (Computers)	12	564
Strategic Hotels & Resorts, Inc.* (REIT)	84	542
SuccessFactors, Inc.* (Commercial Services)	30	1,173
Sun Communities, Inc. (REIT)	6	214
Sun Healthcare Group, Inc.* (Healthcare - Services)	15	211
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	9	388
Sunrise Assisted Living, Inc.* (Healthcare - Services)	30	358
Sunstone Hotel Investors, Inc.* (REIT)	51	520
Superior Industries International, Inc. (Auto Parts & Equipment)	12	308
Support.com, Inc.* (Internet)	21	109
Susquehanna Bancshares, Inc. (Banks)	60	561
SVB Financial Group* (Banks)	18	1,025
Swift Energy Co.* (Oil & Gas)	18	768
Sycamore Networks, Inc. (Telecommunications)	9	220
Sykes Enterprises, Inc.* (Computers)	21	415
Symmetricom, Inc.* (Telecommunications)	30	184
Symmetry Medical, Inc.* (Healthcare - Products)	33	323
Synaptics, Inc.* (Computers)	12	324
Synchronoss Technologies, Inc.* (Software)	12	417
Syneron Medical, Ltd.* (Healthcare - Products)	33	430
SYNNEX Corp.* (Software)	12	393
Syntel, Inc. (Computers)	6	313
Take-Two Interactive Software, Inc.* (Software)	36	553
TAL International Group, Inc. (Trucking & Leasing)	9	326
Taleo Corp. - Class A* (Software)	18	642
Tanger Factory Outlet Centers, Inc. (REIT)	36	945
Targacept, Inc.* (Pharmaceuticals)	12	319
Taser International, Inc.* (Electronics)	30	122
Team, Inc.* (Commercial Services)	12	315
Teekay Tankers, Ltd. - Class A (Transportation)	24	251
Tejon Ranch Co.* (Agriculture)	6	220
Tekelec* (Telecommunications)	39	317
Teledyne Technologies, Inc.* (Aerospace/Defense)	18	931
TeleTech Holdings, Inc.* (Commercial Services)	15	291
Tennant Co. (Machinery - Diversified)	9	378
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	27	1,146
Terremark Worldwide, Inc.* (Internet)	30	570
Tesco Corp.* (Oil & Gas Services)	18	395
Tessera Technologies, Inc.* (Semiconductors)	21	383
Tetra Tech, Inc.* (Environmental Control)	30	741
TETRA Technologies, Inc.* (Oil & Gas Services)	42	647
Texas Capital Bancshares, Inc.* (Banks)	18	468
Texas Industries, Inc. (Building Materials)	9	407
Texas Roadhouse, Inc. - Class A (Retail)	30	510
The Andersons, Inc. (Agriculture)	9	438
The Brink’s Co. (Miscellaneous Manufacturing)	24	795
The Buckle, Inc. (Retail)	12	485
The Cato Corp. - Class A (Retail)	15	367
The Children’s Place Retail Stores, Inc.* (Retail)	12	598
The Corporate Executive Board Co. (Commercial Services)	15	606
The Ensign Group, Inc. (Healthcare - Services)	9	287
The Finish Line, Inc. - Class A (Retail)	24	476
The Fresh Market, Inc.* (Food)	6	226
The Geo Group, Inc.* (Commercial Services)	30	769
The Gorman-Rupp Co. (Machinery - Diversified)	6	236
The Greenbrier Cos., Inc.* (Trucking & Leasing)	9	255

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
The Hain Celestial Group, Inc.* (Food)	21	$678
The Jones Group, Inc. (Apparel)	42	577
The Knot, Inc.* (Internet)	27	325
The Medicines Co.* (Pharmaceuticals)	27	440
The Men’s Wearhouse, Inc. (Retail)	27	731
The Middleby Corp.* (Machinery - Diversified)	6	559
The Navigators Group, Inc.* (Insurance)	12	618
The Pantry, Inc.* (Retail)	12	178
The Pep Boys - Manny, Moe & Jack (Retail)	33	419
The Phoenix Cos., Inc.* (Insurance)	78	212
The Ryland Group, Inc. (Home Builders)	24	382
The Talbots, Inc.* (Retail)	33	199
The Timberland Co. - Class A* (Apparel)	18	743
The Ultimate Software Group, Inc.* (Software)	12	705
The Warnaco Group, Inc.* (Apparel)	21	1,201
The Wet Seal, Inc. - Class A* (Retail)	63	270
Theravance, Inc.* (Pharmaceuticals)	30	727
Thompson Creek Metals Co., Inc.* (Mining)	75	940
THQ, Inc.* (Software)	36	164
Tibco Software, Inc.* (Internet)	78	2,125
TICC Capital Corp. (Investment Companies)	21	228
Titan International, Inc. (Auto Parts & Equipment)	15	399
TiVo, Inc.* (Home Furnishings)	54	473
TNS, Inc.* (Commercial Services)	12	187
Tompkins Financial Corp. (Banks)	9	374
Tootsie Roll Industries, Inc. (Food)	9	263
Tower Group, Inc. (Insurance)	18	433
TowneBank (Banks)	15	235
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	84	260
Tredegar Corp. (Miscellaneous Manufacturing)	18	388
TreeHouse Foods, Inc.* (Food)	15	853
Trex Co., Inc.* (Building Materials)	6	196
TriMas Corp.* (Miscellaneous Manufacturing)	9	194
Triple-S Management Corp. - Class B* (Healthcare - Services)	12	247
TriQuint Semiconductor, Inc.* (Semiconductors)	69	891
Triumph Group, Inc. (Aerospace/Defense)	9	796
True Religion Apparel, Inc.* (Apparel)	15	352
TrueBlue, Inc.* (Commercial Services)	21	353
TrustCo Bank Corp. NY (Banks)	51	302
Trustmark Corp. (Banks)	24	562
TTM Technologies, Inc.* (Electronics)	39	708
Tutor Perini Corp. (Engineering & Construction)	15	365
Tyler Technologies, Inc.* (Computers)	15	356
U-Store-It Trust (REIT)	45	473
UIL Holdings Corp. (Electric)	27	824
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	15	722
Ultratech Stepper, Inc.* (Semiconductors)	12	353
UMB Financial Corp. (Banks)	12	448
Umpqua Holdings Corp. (Banks)	54	618
Under Armour, Inc. - Class A* (Retail)	15	1,021
UniFirst Corp. (Textiles)	9	477
Unisource Energy Corp. (Electric)	12	434
Unisys Corp.* (Computers)	18	562
United Bankshares, Inc. (Banks)	18	477
United Fire & Casualty Co. (Insurance)	21	424
United Natural Foods, Inc.* (Food)	21	941
United Online, Inc. (Internet)	42	265
United Rentals, Inc.* (Commercial Services)	27	899
United Stationers, Inc. (Distribution/Wholesale)	12	853
Universal American Financial Corp. (Insurance)	18	412
Universal Corp. (Agriculture)	12	522
Universal Display Corp.* (Electrical Components & Equipment)	15	826
Universal Electronics, Inc.* (Home Furnishings)	9	266
Universal Forest Products, Inc. (Building Materials)	12	440
Universal Health Realty Income Trust (REIT)	6	243
Universal Technical Institute, Inc. (Commercial Services)	12	233
Univest Corp. of Pennsylvania (Banks)	21	372
Uranium Energy Corp.* (Mining)	30	120
Urstadt Biddle Properties - Class A (REIT)	9	171
US Airways Group, Inc.* (Airlines)	72	627
US Ecology, Inc. (Environmental Control)	15	261
US Gold Corp.* (Mining)	45	397
USA Mobility, Inc. (Telecommunications)	15	217
USEC, Inc.* (Mining)	60	264
VAALCO Energy, Inc.* (Oil & Gas)	27	210
Vail Resorts, Inc.* (Entertainment)	18	878
Valassis Communications, Inc.* (Commercial Services)	24	699
ValueClick, Inc.* (Internet)	39	564
Vantage Drilling Co.* (Oil & Gas)	72	130
Vector Group, Ltd. (Agriculture)	21	363
Veeco Instruments, Inc.* (Semiconductors)	18	915
Venoco, Inc.* (Oil & Gas)	9	154
Vera Bradley, Inc.* (Retail)	6	253
VeriFone Systems, Inc.* (Software)	39	2,143
Viad Corp. (Commercial Services)	12	287
ViaSat, Inc.* (Telecommunications)	18	717

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Vicor Corp. (Electrical Components & Equipment)	12	$198
VirnetX Holding Corp. (Internet)	18	358
ViroPharma, Inc.* (Pharmaceuticals)	39	776
Vitamin Shoppe, Inc.* (Retail)	9	304
VIVUS, Inc.* (Healthcare - Products)	39	241
Vocus, Inc.* (Internet)	9	233
Volcano Corp.* (Healthcare - Products)	24	614
Volcom, Inc. (Apparel)	12	222
Volterra Semiconductor Corp.* (Semiconductors)	9	223
W&T Offshore, Inc. (Oil & Gas)	18	410
W.R. Grace & Co.* (Chemicals)	33	1,264
Wabash National Corp.* (Auto Manufacturers)	36	417
Walter Investment Management Corp. (REIT)	15	242
Warren Resources, Inc.* (Oil & Gas)	51	260
Washington REIT (REIT)	27	839
Washington Trust Bancorp, Inc. (Banks)	18	427
Watsco, Inc. (Distribution/Wholesale)	12	837
Watts Water Technologies, Inc. - Class A (Electronics)	15	573
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	27	206
Wave Systems Corp. - Class A* (Computers)	42	131
WD-40 Co. (Household Products/Wares)	9	381
Websense, Inc.* (Internet)	18	413
Webster Financial Corp. (Banks)	27	579
Weis Markets, Inc. (Food)	6	243
WellCare Health Plans, Inc.* (Healthcare - Services)	21	881
Werner Enterprises, Inc. (Transportation)	18	476
WesBanco, Inc. (Banks)	24	497
West Pharmaceutical Services, Inc. (Healthcare - Products)	15	672
Westamerica Bancorp (Banks)	12	616
Western Alliance Bancorp* (Banks)	36	296
Western Refining, Inc.* (Oil & Gas)	27	458
Westlake Chemical Corp. (Chemicals)	9	506
WGL Holdings, Inc. (Gas)	21	819
Whitney Holding Corp. (Banks)	42	572
Willbros Group, Inc.* (Oil & Gas Services)	21	229
Winn-Dixie Stores, Inc.* (Food)	30	214
Winnebago Industries, Inc.* (Home Builders)	15	201
Wintrust Financial Corp. (Banks)	15	551
Wolverine World Wide, Inc. (Apparel)	24	895
Woodward, Inc. (Electronics)	27	933
World Acceptance Corp.* (Diversified Financial Services)	6	391
World Fuel Services Corp. (Retail)	33	1,340
World Wrestling Entertainment, Inc. (Entertainment)	18	226
Worthington Industries, Inc. (Metal Fabricate/Hardware)	24	502
Wright Express Corp.* (Commercial Services)	18	933
Wright Medical Group, Inc.* (Healthcare - Products)	18	306
Xyratex, Ltd.* (Computers)	15	168
Zep, Inc. (Chemicals)	12	209
Zoll Medical Corp.* (Healthcare - Products)	12	538
Zoltek Cos., Inc.* (Chemicals)	21	282
Zoran Corp.* (Semiconductors)	24	249
Zumiez, Inc.* (Retail)	12	317

TOTAL COMMON STOCKS (Cost $372,834)		558,934

	Principal Amount	Value
Repurchase Agreements (a)(b) (90.7%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $9,747,017	$9,747,000	$9,747,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,747,000)		9,747,000

TOTAL INVESTMENT SECURITIES (Cost $10,119,834)—95.9%		10,305,934
Net other assets (liabilities) — 4.1%		439,688

NET ASSETS — 100.0%		$10,745,622

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $705,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 6/20/11 (Underlying notional amount at value $2,774,970)	33	$83,580

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$4,459,078	$115,932

See accompanying notes to the Schedules of Portfolio Investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$2,939,144	$69,107
		$185,039

ProFund VP Small-Cap invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$250	NM
Aerospace/Defense	7,409	0.1%
Aerospace/Defense Equipment	886	NM
Agriculture	1,748	NM
Airlines	3,729	NM
Apparel	10,640	0.1%
Auto Manufacturers	623	NM
Auto Parts & Equipment	5,875	0.1%
Banks	28,633	0.3%
Beverages	842	NM
Biotechnology	9,788	0.1%
Building Materials	3,607	NM
Chemicals	14,512	0.1%
Coal	2,222	NM
Commercial Services	33,755	0.3%
Computers	13,749	0.1%
Cosmetics/Personal Care	360	NM
Distribution/Wholesale	5,488	0.1%
Diversified Financial Services	9,562	0.1%
Electric	8,433	0.1%
Electrical Components & Equipment	7,230	0.1%
Electronics	15,031	0.1%
Energy - Alternate Sources	393	NM
Engineering & Construction	3,266	NM
Entertainment	4,052	NM
Environmental Control	4,329	NM
Food	8,256	0.1%
Forest Products & Paper	5,798	0.1%
Gas	6,669	0.1%
Hand/Machine Tools	554	NM
Healthcare - Products	21,529	0.2%
Healthcare - Services	13,001	0.1%
Holding Companies - Diversified	398	NM
Home Builders	1,554	NM
Home Furnishings	1,802	NM
Household Products/Wares	2,522	NM
Housewares	536	NM
Insurance	17,616	0.2%
Internet	19,227	0.2%
Investment Companies	6,175	0.1%
Iron/Steel	251	NM
Leisure Time	3,623	NM
Lodging	1,661	NM
Machinery - Construction & Mining	336	NM
Machinery - Diversified	9,727	0.1%
Media	2,486	NM
Metal Fabricate/Hardware	5,130	0.1%
Mining	10,619	0.1%
Miscellaneous Manufacturing	13,685	0.1%
Office Furnishings	2,979	NM
Oil & Gas	20,852	0.2%
Oil & Gas Services	12,312	0.1%
Packaging & Containers	1,289	NM
Pharmaceuticals	15,584	0.2%
REIT	37,740	0.4%
Real Estate	550	NM
Retail	34,233	0.3%
Savings & Loans	5,218	0.1%
Semiconductors	17,977	0.2%
Software	22,211	0.2%
Storage/Warehousing	504	NM
Telecommunications	23,075	0.2%
Textiles	876	NM
Toys/Games/Hobbies	743	NM
Transportation	10,301	0.1%
Trucking & Leasing	1,270	NM
Water	1,653	NM
Other**	10,186,688	94.8%
Total	$10,745,622	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (96.8%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $304,000	$304,000	$304,000

TOTAL REPURCHASE AGREEMENTS (Cost $304,000)		304,000

TOTAL INVESTMENT SECURITIES (Cost $304,000)—96.8%		304,000
Net other assets (liabilities) — 3.2%		9,980

NET ASSETS — 100.0%		$313,980

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $52,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini DJIA Futures Contract expiring 6/20/11 (Underlying notional amount at value $122,620)	2	$3,414

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$132,276	$1,333
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	60,753	613
		$1,946

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (47.9%)
Activision Blizzard, Inc. (Software)	11,776	$129,183
Adobe Systems, Inc.* (Software)	5,520	183,043
Akamai Technologies, Inc.* (Internet)	2,070	78,660
Altera Corp. (Semiconductors)	5,014	220,716
Amazon.com, Inc.* (Internet)	3,358	604,877
Amgen, Inc.* (Biotechnology)	4,830	258,164
Apollo Group, Inc. - Class A* (Commercial Services)	1,610	67,153
Apple Computer, Inc.* (Computers)	14,352	5,000,954
Applied Materials, Inc. (Semiconductors)	7,636	119,274
Autodesk, Inc.* (Software)	2,668	117,686
Automatic Data Processing, Inc. (Software)	3,910	200,622
Baidu, Inc.ADR* (Internet)	3,128	431,070
Bed Bath & Beyond, Inc.* (Retail)	3,818	184,295
Biogen Idec, Inc.* (Biotechnology)	2,944	216,060
BMC Software, Inc.* (Software)	2,300	114,402
Broadcom Corp. - Class A (Semiconductors)	4,922	193,828
C.H. Robinson Worldwide, Inc. (Transportation)	1,840	136,399
CA, Inc. (Software)	5,474	132,361
Celgene Corp.* (Biotechnology)	5,198	299,041
Cephalon, Inc.* (Pharmaceuticals)	828	62,746
Cerner Corp.* (Software)	920	102,304
Check Point Software Technologies, Ltd.* (Internet)	2,300	117,415
Cisco Systems, Inc. (Telecommunications)	22,034	377,883
Citrix Systems, Inc.* (Software)	2,484	182,475
Cognizant Technology Solutions Corp.* (Computers)	3,312	269,597
Comcast Corp. - Class A (Media)	16,192	400,266
Costco Wholesale Corp. (Retail)	2,576	188,872
Ctrip.com International, Ltd.ADR* (Internet)	1,702	70,616
Dell, Inc.* (Computers)	7,912	114,803
DENTSPLY International, Inc. (Healthcare - Products)	1,518	56,151
DIRECTV - Class A* (Media)	6,440	301,392
Dollar Tree, Inc.* (Retail)	1,472	81,725
eBay, Inc.* (Internet)	10,810	335,542
Electronic Arts, Inc.* (Software)	3,772	73,667
Expedia, Inc. (Internet)	2,990	67,753
Expeditors International of Washington, Inc. (Transportation)	2,346	117,628
Express Scripts, Inc.* (Pharmaceuticals)	5,244	291,619
F5 Networks, Inc.* (Internet)	874	89,646
Fastenal Co. (Distribution/Wholesale)	1,564	101,394
First Solar, Inc.* (Energy - Alternate Sources)	828	133,176
Fiserv, Inc.* (Software)	2,024	126,945
Flextronics International, Ltd.* (Electronics)	9,200	68,724
FLIR Systems, Inc. (Electronics)	1,840	63,682
Garmin, Ltd. (Electronics)	2,162	73,205
Genzyme Corp.* (Biotechnology)	3,680	280,232
Gilead Sciences, Inc.* (Pharmaceuticals)	8,740	370,926
Google, Inc. - Class A* (Internet)	1,702	997,729
Henry Schein, Inc.* (Healthcare - Products)	1,012	71,012
Illumina, Inc.* (Biotechnology)	1,380	96,697
Infosys Technologies, Ltd.ADR (Software)	1,196	85,753
Intel Corp. (Semiconductors)	21,436	432,364
Intuit, Inc.* (Software)	4,370	232,047
Intuitive Surgical, Inc.* (Healthcare - Products)	414	138,052
Joy Global, Inc. (Machinery - Construction & Mining)	1,150	113,632
KLA -Tencor Corp. (Semiconductors)	2,254	106,772
Lam Research Corp.* (Semiconductors)	1,426	80,797
Liberty Media Holding Corp. - Interactive Series A* (Internet)	6,164	98,871
Life Technologies Corp.* (Biotechnology)	2,024	106,098
Linear Technology Corp. (Semiconductors)	3,404	114,477
Marvell Technology Group, Ltd.* (Semiconductors)	6,946	108,010
Mattel, Inc. (Toys/Games/Hobbies)	4,462	111,238
Maxim Integrated Products, Inc. (Semiconductors)	3,266	83,610
Microchip Technology, Inc. (Semiconductors)	1,748	66,441
Micron Technology, Inc.* (Semiconductors)	11,408	130,736
Microsoft Corp. (Software)	32,292	818,925
Millicom International Cellular S.A. (Telecommunications)	1,196	115,019
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,968	112,625
NetApp, Inc.* (Computers)	4,232	203,898
Netflix, Inc.* (Internet)	552	131,006
News Corp. - Class A (Media)	15,962	280,293
NII Holdings, Inc. - Class B* (Telecommunications)	1,840	76,673
NVIDIA Corp.* (Semiconductors)	6,348	117,184
O’Reilly Automotive, Inc.* (Retail)	1,564	89,867
Oracle Corp. (Software)	23,506	784,395
PACCAR, Inc. (Auto Manufacturers)	4,554	238,402
Paychex, Inc. (Commercial Services)	3,818	119,733
Priceline.com, Inc.* (Internet)	598	302,851
QIAGEN N.V.* (Biotechnology)	2,622	52,571
Qualcomm, Inc. (Telecommunications)	22,126	1,213,169
Research In Motion, Ltd.* (Computers)	5,796	327,880
Ross Stores, Inc. (Retail)	1,334	94,874
SanDisk Corp.* (Computers)	2,668	122,968
Seagate Technology LLC* (Computers)	5,060	72,864
Sears Holdings Corp.* (Retail)	1,288	106,453
Sigma-Aldrich Corp. (Chemicals)	1,288	81,968
Staples, Inc. (Retail)	5,428	105,412
Starbucks Corp. (Retail)	11,592	428,324
Stericycle, Inc.* (Environmental Control)	1,012	89,734
Symantec Corp.* (Internet)	8,924	165,451
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	8,050	403,869
Urban Outfitters, Inc.* (Retail)	1,794	53,515
VeriSign, Inc. (Internet)	1,840	66,626

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,392	$114,649
Virgin Media, Inc. (Telecommunications)	3,680	102,267
Vodafone Group PLCADR (Telecommunications)	8,464	243,340
Warner Chilcott PLC - Class A (Pharmaceuticals)	2,806	65,324
Whole Foods Market, Inc. (Food)	2,024	133,382
Wynn Resorts, Ltd. (Lodging)	1,518	193,166
Xilinx, Inc. (Semiconductors)	3,864	126,739
Yahoo!, Inc.* (Internet)	7,038	117,183

TOTAL COMMON STOCKS (Cost $9,662,884)		24,255,107

	Principal Amount	Value
Repurchase Agreements (a)(b) (51.5%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $26,136,046	$26,136,000	$26,136,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,136,000)		26,136,000

TOTAL INVESTMENT SECURITIES (Cost $35,798,884)—99.4%		50,391,107
Net other assets (liabilities) — 0.6%		314,942

NET ASSETS — 100.0%		$50,706,049

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $3,030,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/20/11 (Underlying notional amount at value $2,245,200)	48	$29,172

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$14,753,249	$222,313
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	9,444,104	133,058
		$355,371

ProFund VP NASDAQ-100 invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$238,402	0.5%
Biotechnology	1,423,512	2.8%
Chemicals	81,968	0.2%
Commercial Services	186,886	0.4%
Computers	6,112,964	12.1%
Distribution/Wholesale	101,394	0.2%
Electronics	205,611	0.4%
Energy - Alternate Sources	133,176	0.3%
Environmental Control	89,734	0.2%
Food	133,382	0.3%
Healthcare - Products	265,215	0.5%
Internet	3,675,296	7.2%
Lodging	193,166	0.4%
Machinery - Construction & Mining	113,632	0.2%
Media	981,951	1.9%
Pharmaceuticals	1,307,109	2.6%
Retail	1,333,337	2.6%
Semiconductors	1,900,948	3.7%
Software	3,283,808	6.5%
Telecommunications	2,128,351	4.2%
Toys/Games/Hobbies	111,238	0.2%
Transportation	254,027	0.5%
Other**	26,450,942	52.1%
Total	$50,706,049	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	1,800	$168,300
Abercrombie & Fitch Co.-Class A (Retail)	180	10,566
ACE, Ltd. (Insurance)	1,800	116,460
Adobe Systems, Inc.* (Software)	1,260	41,782
Aetna, Inc. (Healthcare - Services)	1,980	74,111
AFLAC, Inc. (Insurance)	900	47,502
Air Products & Chemicals, Inc. (Chemicals)	540	48,697
Airgas, Inc. (Chemicals)	180	11,956
AK Steel Holding Corp. (Iron/Steel)	540	8,521
Alcoa, Inc. (Mining)	5,760	101,664
Allegheny Technologies, Inc. (Iron/Steel)	360	24,379
Allstate Corp. (Insurance)	2,880	91,526
Altria Group, Inc. (Agriculture)	7,200	187,416
Ameren Corp. (Electric)	1,260	35,368
American Electric Power, Inc. (Electric)	2,520	88,553
American Express Co. (Diversified Financial Services)	2,520	113,904
American International Group, Inc. (Insurance)	720	25,301
AmerisourceBergen Corp. (Pharmaceuticals)	720	28,483
Amgen, Inc.* (Biotechnology)	2,340	125,073
Anadarko Petroleum Corp. (Oil & Gas)	1,620	132,710
AON Corp. (Insurance)	1,800	95,328
Apache Corp. (Oil & Gas)	1,080	141,394
Apartment Investment and Management Co. - Class A (REIT)	360	9,169
Applied Materials, Inc. (Semiconductors)	4,320	67,478
Archer-Daniels-Midland Co. (Agriculture)	3,420	123,154
Assurant, Inc. (Insurance)	540	20,795
AT&T, Inc. (Telecommunications)	18,360	561,816
Automatic Data Processing, Inc. (Software)	900	46,179
AutoNation, Inc.* (Retail)	360	12,733
Avery Dennison Corp. (Household Products/Wares)	360	15,106
Baker Hughes, Inc. (Oil & Gas Services)	1,260	92,522
Bank of America Corp. (Banks)	54,180	722,219
Bank of New York Mellon Corp. (Banks)	6,660	198,934
Baxter International, Inc. (Healthcare - Products)	1,080	58,072
BB&T Corp. (Banks)	3,780	103,761
Becton, Dickinson & Co. (Healthcare - Products)	360	28,663
Bemis Co., Inc. (Packaging & Containers)	540	17,717
Berkshire Hathaway, Inc. - Class B* (Insurance)	9,360	782,777
Best Buy Co., Inc. (Retail)	720	20,678
Big Lots, Inc.* (Retail)	180	7,817
Boeing Co. (Aerospace/Defense)	1,620	119,767
Boston Properties, Inc. (REIT)	360	34,146
Boston Scientific Corp.* (Healthcare - Products)	8,100	58,239
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,140	109,420
CA, Inc. (Software)	720	17,410
Cabot Oil & Gas Corp. (Oil & Gas)	360	19,069
Campbell Soup Co. (Food)	540	17,879
Capital One Financial Corp. (Diversified Financial Services)	2,520	130,939
Cardinal Health, Inc. (Pharmaceuticals)	1,800	74,034
CareFusion Corp.* (Healthcare - Products)	1,260	35,532
Carnival Corp. - Class A (Leisure Time)	1,080	41,429
Caterpillar, Inc. (Machinery - Construction & Mining)	1,620	180,387
CBS Corp. - Class B (Media)	3,600	90,144
CenterPoint Energy, Inc. (Electric)	2,340	41,090
CenturyLink, Inc. (Telecommunications)	1,620	67,311
Cephalon, Inc.* (Pharmaceuticals)	180	13,640
Chesapeake Energy Corp. (Oil & Gas)	2,160	72,403
Chevron Corp. (Oil & Gas)	10,800	1,160,244
Chubb Corp. (Insurance)	1,620	99,322
Cincinnati Financial Corp. (Insurance)	900	29,520
Cintas Corp. (Textiles)	720	21,794
Cisco Systems, Inc. (Telecommunications)	12,780	219,177
Citigroup, Inc.* (Diversified Financial Services)	155,700	688,194
Clorox Co. (Household Products/Wares)	360	25,225
CME Group, Inc. (Diversified Financial Services)	360	108,558
CMS Energy Corp. (Electric)	1,440	28,282
Comerica, Inc. (Banks)	900	33,048
Computer Sciences Corp. (Computers)	900	43,857
Compuware Corp.* (Software)	360	4,158
ConAgra Foods, Inc. (Food)	2,340	55,575
ConocoPhillips (Oil & Gas)	7,740	618,116
Consolidated Edison, Inc. (Electric)	1,620	82,166
Constellation Brands, Inc.* (Beverages)	900	18,252
Constellation Energy Group, Inc. (Electric)	1,080	33,620
Corning, Inc. (Telecommunications)	3,060	63,128
Costco Wholesale Corp. (Retail)	2,340	171,569
Coventry Health Care, Inc.* (Healthcare - Services)	720	22,961
Covidien PLC (Healthcare - Products)	2,700	140,238
CSX Corp. (Transportation)	720	56,592
CVS Caremark Corp. (Retail)	7,380	253,281
D.R. Horton, Inc. (Home Builders)	1,440	16,776
Danaher Corp. (Miscellaneous Manufacturing)	1,080	56,052
Dean Foods Co.* (Food)	900	9,000
Dell, Inc.* (Computers)	9,000	130,590
DENTSPLY International, Inc. (Healthcare - Products)	360	13,316
Devon Energy Corp. (Oil & Gas)	1,440	132,149

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Discover Financial Services (Diversified Financial Services)	2,880	$69,466
Dominion Resources, Inc. (Electric)	1,800	80,460
Dover Corp. (Miscellaneous Manufacturing)	540	35,500
DTE Energy Co. (Electric)	900	44,064
Duke Energy Corp. (Electric)	7,200	130,680
E*TRADE Financial Corp.* (Diversified Financial Services)	1,260	19,694
E.I. du Pont de Nemours & Co. (Chemicals)	1,980	108,841
Eastman Chemical Co. (Chemicals)	180	17,878
Eaton Corp. (Miscellaneous Manufacturing)	900	49,896
Edison International (Electric)	1,800	65,862
El Paso Corp. (Pipelines)	1,620	29,160
Electronic Arts, Inc.* (Software)	1,080	21,092
Emerson Electric Co. (Electrical Components & Equipment)	1,800	105,174
Entergy Corp. (Electric)	900	60,489
EOG Resources, Inc. (Oil & Gas)	720	85,327
EQT Corp. (Oil & Gas)	360	17,964
Equifax, Inc. (Commercial Services)	180	6,993
Exelon Corp. (Electric)	3,600	148,464
Expeditors International of Washington, Inc. (Transportation)	540	27,076
Exxon Mobil Corp. (Oil & Gas)	26,640	2,241,223
Federated Investors, Inc. - Class B (Diversified Financial Services)	180	4,815
FedEx Corp. (Transportation)	1,620	151,551
Fidelity National Information Services, Inc. (Software)	1,440	47,074
Fifth Third Bancorp (Banks)	4,860	67,457
First Horizon National Corp. (Banks)	1,440	16,148
FirstEnergy Corp. (Electric)	2,160	80,114
Fiserv, Inc.* (Software)	360	22,579
Fluor Corp. (Engineering & Construction)	360	26,518
Ford Motor Co.* (Auto Manufacturers)	8,280	123,455
Forest Laboratories, Inc.* (Pharmaceuticals)	540	17,442
Fortune Brands, Inc. (Household Products/Wares)	900	55,701
Franklin Resources, Inc. (Diversified Financial Services)	360	45,029
Frontier Communications Corp. (Telecommunications)	2,880	23,674
GameStop Corp. - Class A* (Retail)	900	20,268
Gannett Co., Inc. (Media)	1,260	19,190
General Dynamics Corp. (Aerospace/Defense)	900	68,904
General Electric Co. (Miscellaneous Manufacturing)	56,880	1,140,444
General Mills, Inc. (Food)	1,260	46,053
Genuine Parts Co. (Distribution/Wholesale)	900	48,276
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	2,700	36,342
H & R Block, Inc. (Commercial Services)	1,620	27,119
Halliburton Co. (Oil & Gas Services)	2,340	116,626
Harley-Davidson, Inc. (Leisure Time)	720	30,593
Harman International Industries, Inc. (Home Furnishings)	180	8,428
Harris Corp. (Telecommunications)	360	17,856
Hartford Financial Services Group, Inc. (Insurance)	2,340	63,016
HCP, Inc. (REIT)	900	34,146
Health Care REIT, Inc. (REIT)	540	28,318
Heinz (H.J.) Co. (Food)	540	26,363
Helmerich & Payne, Inc. (Oil & Gas)	180	12,364
Hess Corp. (Oil & Gas)	1,620	138,040
Hewlett-Packard Co. (Computers)	5,400	221,238
Home Depot, Inc. (Retail)	8,820	326,869
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,440	85,982
Hormel Foods Corp. (Food)	360	10,022
Host Hotels & Resorts, Inc. (REIT)	1,980	34,868
Hudson City Bancorp, Inc. (Savings & Loans)	1,260	12,197
Humana, Inc.* (Healthcare - Services)	900	62,946
Huntington Bancshares, Inc. (Banks)	3,240	21,514
Huntington Ingalls Industries, Inc.* (Transportation)	261	10,831
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,260	67,687
Integrys Energy Group, Inc. (Electric)	360	18,184
Intel Corp. (Semiconductors)	12,420	250,511
International Game Technology (Entertainment)	900	14,607
International Paper Co. (Forest Products & Paper)	2,340	70,621
Invesco, Ltd. (Diversified Financial Services)	1,260	32,206
Iron Mountain, Inc. (Commercial Services)	540	16,864
ITT Industries, Inc. (Miscellaneous Manufacturing)	540	32,427
J.C. Penney Co., Inc. (Retail)	1,260	45,247
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,420	987,462
Jabil Circuit, Inc. (Electronics)	1,080	22,064
Jacobs Engineering Group, Inc.* (Engineering & Construction)	720	37,030
Janus Capital Group, Inc. (Diversified Financial Services)	540	6,734
JM Smucker Co. (Food)	720	51,401
Johnson & Johnson (Healthcare - Products)	5,940	351,945
Johnson Controls, Inc. (Auto Parts & Equipment)	3,600	149,652
Kellogg Co. (Food)	540	29,149
KeyCorp (Banks)	3,780	33,566
Kimberly-Clark Corp. (Household Products/Wares)	900	58,743
Kimco Realty Corp. (REIT)	1,440	26,410
KLA -Tencor Corp. (Semiconductors)	540	25,580
Kohls Corp. (Retail)	540	28,642
Kraft Foods, Inc. (Food)	4,860	152,410
Kroger Co. (Food)	3,420	81,977
L-3 Communications Holdings, Inc. (Aerospace/Defense)	540	42,287
Legg Mason, Inc. (Diversified Financial Services)	900	32,481

See accompanying notes to the Schedules of Portfolio Investments.

	Shares		Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	720		$17,640
Lennar Corp. - Class A (Home Builders)	360		6,523
Leucadia National Corp. (Holding Companies - Diversified)	360		13,514
Lexmark International, Inc. - Class A* (Computers)	360		13,334
Lincoln National Corp. (Insurance)	1,620		48,665
Lockheed Martin Corp. (Aerospace/Defense)	1,620		130,248
Loews Corp. (Insurance)	1,620		69,806
Lorillard, Inc. (Agriculture)	360		34,204
Lowe’s Cos., Inc. (Retail)	7,380		195,053
LSI Logic Corp.* (Semiconductors)	1,800		12,240
M&T Bank Corp. (Banks)	720		63,698
Macy’s, Inc. (Retail)	900		21,834
Marathon Oil Corp. (Oil & Gas)	3,780		201,512
Marriott International, Inc. - Class A (Lodging)	—	(a)	11
Marsh & McLennan Cos., Inc. (Insurance)	2,880		85,853
Marshall & Ilsley Corp. (Banks)	2,880		23,011
Masco Corp. (Building Materials)	1,980		27,562
Mattel, Inc. (Toys/Games/Hobbies)	720		17,950
McCormick & Co., Inc. (Food)	360		17,219
McGraw-Hill Cos., Inc. (Media)	720		28,368
McKesson Corp. (Commercial Services)	1,440		113,832
MeadWestvaco Corp. (Forest Products & Paper)	900		27,297
Medtronic, Inc. (Healthcare - Products)	1,980		77,913
MEMC Electronic Materials, Inc.* (Semiconductors)	1,260		16,330
Merck & Co., Inc. (Pharmaceuticals)	5,760		190,137
MetLife, Inc. (Insurance)	5,580		249,593
Molex, Inc. (Electrical Components & Equipment)	540		13,565
Molson Coors Brewing Co. - Class B (Beverages)	900		42,201
Monsanto Co. (Agriculture)	1,260		91,048
Monster Worldwide, Inc.* (Internet)	360		5,724
Moody’s Corp. (Commercial Services)	540		18,311
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,280		226,209
Motorola Mobility Holdings, Inc.* (Telecommunications)	1,620		39,528
Motorola Solutions, Inc.* (Telecommunications)	1,800		80,442
Murphy Oil Corp. (Oil & Gas)	540		39,647
Nabors Industries, Ltd.* (Oil & Gas)	1,620		49,216
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	720		18,605
National Semiconductor Corp. (Semiconductors)	720		10,325
Newell Rubbermaid, Inc. (Housewares)	1,620		30,991
News Corp. - Class A (Media)	5,220		91,663
NextEra Energy, Inc. (Electric)	2,340		128,981
Nicor, Inc. (Gas)	180		9,666
NiSource, Inc. (Electric)	1,440		27,619
Noble Corp. (Oil & Gas)	360		16,423
Noble Energy, Inc. (Oil & Gas)	540		52,191
Norfolk Southern Corp. (Transportation)	1,080		74,812
Northeast Utilities System (Electric)	900		31,140
Northern Trust Corp. (Banks)	900		45,675
Northrop Grumman Corp. (Aerospace/Defense)	1,620		101,590
Novell, Inc.* (Software)	1,800		10,674
Novellus Systems, Inc.* (Semiconductors)	180		6,683
NRG Energy, Inc.* (Electric)	1,260		27,140
Nucor Corp. (Iron/Steel)	1,620		74,552
NVIDIA Corp.* (Semiconductors)	1,260		23,260
NYSE Euronext (Diversified Financial Services)	1,440		50,645
Occidental Petroleum Corp. (Oil & Gas)	2,160		225,698
Omnicom Group, Inc. (Advertising)	540		26,492
ONEOK, Inc. (Gas)	540		36,115
Owens-Illinois, Inc.* (Packaging & Containers)	900		27,171
PACCAR, Inc. (Auto Manufacturers)	1,080		56,538
Parker Hannifin Corp. (Miscellaneous Manufacturing)	360		34,085
Paychex, Inc. (Commercial Services)	720		22,579
People’s United Financial, Inc. (Banks)	1,980		24,908
Pepco Holdings, Inc. (Electric)	1,260		23,499
PerkinElmer, Inc. (Electronics)	360		9,457
Pfizer, Inc. (Pharmaceuticals)	42,840		870,080
PG&E Corp. (Electric)	2,160		95,429
Pinnacle West Capital Corp. (Electric)	540		23,107
Pitney Bowes, Inc. (Office/Business Equipment)	1,080		27,745
Plum Creek Timber Co., Inc. (Forest Products & Paper)	540		23,549
PNC Financial Services Group (Banks)	2,880		181,411
PPG Industries, Inc. (Chemicals)	360		34,276
PPL Corp. (Electric)	2,520		63,756
Principal Financial Group, Inc. (Insurance)	1,800		57,798
Procter & Gamble Co. (Cosmetics/Personal Care)	7,740		476,784
Progress Energy, Inc. (Electric)	1,620		74,747
Progressive Corp. (Insurance)	3,600		76,068
ProLogis (REIT)	3,060		48,899
Prudential Financial, Inc. (Insurance)	2,520		155,182
Public Service Enterprise Group, Inc. (Electric)	2,700		85,077
Public Storage, Inc. (REIT)	360		39,928
Pulte Group, Inc.* (Home Builders)	1,800		13,320
QEP Resources, Inc. (Oil & Gas)	900		36,486
Quanta Services, Inc.* (Commercial Services)	1,080		24,224
Quest Diagnostics, Inc. (Healthcare - Services)	360		20,779
R.R. Donnelley & Sons Co. (Commercial Services)	1,080		20,434
RadioShack Corp. (Retail)	540		8,105
Range Resources Corp. (Oil & Gas)	360		21,046
Raytheon Co. (Aerospace/Defense)	1,080		54,940
Regions Financial Corp. (Banks)	6,660		48,352

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Republic Services, Inc. (Environmental Control)	720	$21,629
Reynolds American, Inc. (Agriculture)	900	31,977
Robert Half International, Inc. (Commercial Services)	360	11,016
Rowan Cos., Inc.* (Oil & Gas)	720	31,810
Ryder System, Inc. (Transportation)	360	18,216
Safeway, Inc. (Food)	1,980	46,609
SAIC, Inc.* (Commercial Services)	900	15,228
Sara Lee Corp. (Food)	1,620	28,625
SCANA Corp. (Electric)	540	21,260
Sealed Air Corp. (Packaging & Containers)	900	23,994
Sears Holdings Corp.* (Retail)	180	14,877
Sempra Energy (Gas)	1,260	67,410
Sherwin-Williams Co. (Chemicals)	180	15,118
SLM Corp.* (Diversified Financial Services)	2,880	44,064
Snap-on, Inc. (Hand/Machine Tools)	180	10,811
Southern Co. (Electric)	2,700	102,897
Southwest Airlines Co. (Airlines)	1,980	25,007
Spectra Energy Corp. (Pipelines)	1,800	48,924
Sprint Nextel Corp.* (Telecommunications)	16,020	74,333
Stanley Black & Decker, Inc. (Hand/Machine Tools)	360	27,576
Staples, Inc. (Retail)	1,980	38,452
State Street Corp. (Banks)	2,700	121,338
Sunoco, Inc. (Oil & Gas)	720	32,825
SunTrust Banks, Inc. (Banks)	2,700	77,868
SuperValu, Inc. (Food)	1,080	9,644
Sysco Corp. (Food)	3,060	84,762
Target Corp. (Retail)	1,620	81,016
TECO Energy, Inc. (Electric)	1,080	20,261
Tellabs, Inc. (Telecommunications)	1,980	10,375
Teradyne, Inc.* (Semiconductors)	360	6,412
Tesoro Petroleum Corp.* (Oil & Gas)	720	19,318
Textron, Inc. (Miscellaneous Manufacturing)	1,440	39,442
The AES Corp.* (Electric)	3,600	46,800
The Charles Schwab Corp. (Diversified Financial Services)	2,880	51,926
The Dow Chemical Co. (Chemicals)	6,300	237,825
The Gap, Inc. (Retail)	1,080	24,473
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,700	427,869
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,260	18,875
The Hershey Co. (Food)	360	19,566
The Travelers Cos., Inc. (Insurance)	2,340	139,183
The Williams Cos., Inc. (Pipelines)	3,060	95,411
Thermo Fisher Scientific, Inc.* (Electronics)	900	49,995
Time Warner Cable, Inc. (Media)	720	51,365
Time Warner, Inc. (Media)	5,940	212,058
Titanium Metals Corp.* (Mining)	360	6,689
Torchmark Corp. (Insurance)	360	23,933
Total System Services, Inc. (Software)	540	9,731
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,260	56,410
Tyson Foods, Inc. - Class A (Food)	1,620	31,088
U.S. Bancorp (Banks)	10,260	271,172
Union Pacific Corp. (Transportation)	1,080	106,196
United Parcel Service, Inc. - Class B (Transportation)	2,520	187,286
United States Steel Corp. (Iron/Steel)	540	29,128
United Technologies Corp. (Aerospace/Defense)	1,800	152,370
UnitedHealth Group, Inc. (Healthcare - Services)	5,940	268,488
UnumProvident Corp. (Insurance)	1,620	42,525
V.F. Corp. (Apparel)	180	17,735
Valero Energy Corp. (Oil & Gas)	3,060	91,249
VeriSign, Inc. (Internet)	360	13,036
Verizon Communications, Inc. (Telecommunications)	9,180	353,797
Vornado Realty Trust (REIT)	540	47,250
Vulcan Materials Co. (Building Materials)	720	32,832
Wal-Mart Stores, Inc. (Retail)	10,440	543,402
Walgreen Co. (Retail)	4,860	195,080
Walt Disney Co. (Media)	4,680	201,661
Waste Management, Inc. (Environmental Control)	1,620	60,491
WellPoint, Inc. (Healthcare - Services)	1,980	138,184
Wells Fargo & Co. (Banks)	14,400	456,480
Weyerhaeuser Co. (Forest Products & Paper)	2,880	70,848
Whirlpool Corp. (Home Furnishings)	360	30,730
Windstream Corp. (Telecommunications)	1,080	13,900
Wisconsin Energy Corp. (Electric)	720	21,960
Xcel Energy, Inc. (Electric)	2,520	60,203
Xerox Corp. (Office/Business Equipment)	7,560	80,514
XL Group PLC (Insurance)	1,620	39,852
Yahoo!, Inc.* (Internet)	3,780	62,937
Zimmer Holdings, Inc.* (Healthcare - Products)	360	21,791

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Zions Bancorp (Banks)	900	$20,754

TOTAL COMMON STOCKS (Cost $23,461,016)		32,015,822

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	1	9

TOTAL RIGHTS/WARRANTS (Cost $14)		9

	Principal Amount	Value
Repurchase Agreements (b) (0.4%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $127,000	$127,000	$127,000

TOTAL REPURCHASE AGREEMENTS (Cost $127,000)		127,000

TOTAL INVESTMENT SECURITIES (Cost $23,588,030)—100.2%		32,142,831
Net other assets (liabilities) — (0.2)%		(71,892)

NET ASSETS — 100.0%		$32,070,939

(a)	Number of shares is less than 0.50.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$26,492	0.1%
Aerospace/Defense	670,106	2.1%
Agriculture	467,799	1.5%
Airlines	25,007	0.1%
Apparel	17,735	0.1%
Auto Manufacturers	179,993	0.6%
Auto Parts & Equipment	168,527	0.5%
Banks	2,531,314	7.9%
Beverages	60,453	0.2%
Biotechnology	125,073	0.4%
Building Materials	60,394	0.2%
Chemicals	474,591	1.5%
Commercial Services	276,600	0.9%
Computers	409,019	1.3%
Cosmetics/Personal Care	476,784	1.5%
Distribution/Wholesale	48,276	0.1%
Diversified Financial Services	3,095,151	9.6%
Electric	1,791,272	5.6%
Electrical Components & Equipment	118,739	0.4%
Electronics	81,516	0.2%
Engineering & Construction	63,548	0.2%
Entertainment	14,607	NM
Environmental Control	82,120	0.3%
Food	717,342	2.2%
Forest Products & Paper	192,315	0.6%
Gas	113,191	0.3%
Hand/Machine Tools	38,387	0.1%
Healthcare - Products	785,709	2.4%
Healthcare - Services	587,469	1.8%
Holding Companies - Diversified	13,514	NM
Home Builders	36,619	0.1%
Home Furnishings	39,158	0.1%
Household Products/Wares	154,775	0.5%
Housewares	30,991	0.1%
Insurance	2,360,005	7.4%
Internet	81,697	0.3%
Iron/Steel	136,580	0.4%
Leisure Time	72,022	0.2%
Lodging	11	NM
Machinery - Construction & Mining	180,387	0.6%
Media	694,449	2.2%
Mining	108,353	0.3%
Miscellaneous Manufacturing	1,783,865	5.6%
Office/Business Equipment	108,259	0.3%
Oil & Gas	5,588,425	17.4%
Oil & Gas Services	209,148	0.6%
Packaging & Containers	68,882	0.2%
Pharmaceuticals	1,303,236	4.1%
Pipelines	173,495	0.5%
REIT	303,134	0.9%
Retail	2,019,962	6.3%
Savings & Loans	12,197	NM
Semiconductors	418,819	1.3%
Software	220,679	0.7%
Telecommunications	1,525,337	4.8%
Textiles	21,794	0.1%
Toys/Games/Hobbies	17,950	0.1%
Transportation	632,560	2.0%
Other**	55,108	0.2%
Total	$32,070,939	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (98.3%)
3M Co. (Miscellaneous Manufacturing)	2,460	$230,010
Abbott Laboratories (Pharmaceuticals)	9,430	462,541
Abercrombie & Fitch Co.-Class A (Retail)	205	12,034
Adobe Systems, Inc.* (Software)	1,640	54,382
Advanced Micro Devices, Inc.* (Semiconductors)	3,485	29,971
AFLAC, Inc. (Insurance)	1,640	86,559
Agilent Technologies, Inc.* (Electronics)	2,050	91,799
Air Products & Chemicals, Inc. (Chemicals)	615	55,461
Airgas, Inc. (Chemicals)	205	13,616
Akamai Technologies, Inc.* (Internet)	1,230	46,740
Allegheny Technologies, Inc. (Iron/Steel)	205	13,883
Allergan, Inc. (Pharmaceuticals)	1,845	131,032
Altera Corp. (Semiconductors)	1,845	81,217
Altria Group, Inc. (Agriculture)	4,510	117,395
Amazon.com, Inc.* (Internet)	2,255	406,193
American Express Co. (Diversified Financial Services)	3,485	157,522
American Tower Corp.* (Telecommunications)	2,460	127,477
Ameriprise Financial, Inc. (Diversified Financial Services)	1,435	87,650
AmerisourceBergen Corp. (Pharmaceuticals)	820	32,439
Amgen, Inc.* (Biotechnology)	3,075	164,359
Amphenol Corp. - Class A (Electronics)	1,025	55,750
Anadarko Petroleum Corp. (Oil & Gas)	1,025	83,968
Analog Devices, Inc. (Semiconductors)	1,845	72,656
Apache Corp. (Oil & Gas)	1,230	161,032
Apartment Investment and Management Co. - Class A (REIT)	410	10,443
Apollo Group, Inc. - Class A* (Commercial Services)	820	34,202
Apple Computer, Inc.* (Computers)	5,535	1,928,671
Applied Materials, Inc. (Semiconductors)	3,075	48,032
AT&T, Inc. (Telecommunications)	14,965	457,929
Autodesk, Inc.* (Software)	1,435	63,298
Automatic Data Processing, Inc. (Software)	1,845	94,667
AutoZone, Inc.* (Retail)	205	56,080
Avalonbay Communities, Inc. (REIT)	615	73,849
Avery Dennison Corp. (Household Products/Wares)	205	8,602
Avon Products, Inc. (Cosmetics/Personal Care)	2,665	72,062
Baker Hughes, Inc. (Oil & Gas Services)	1,230	90,319
Ball Corp. (Packaging & Containers)	1,025	36,746
Bard (C.R.), Inc. (Healthcare - Products)	615	61,076
Baxter International, Inc. (Healthcare - Products)	2,255	121,251
Becton, Dickinson & Co. (Healthcare - Products)	820	65,288
Bed Bath & Beyond, Inc.* (Retail)	1,640	79,163
Best Buy Co., Inc. (Retail)	1,230	35,326
Big Lots, Inc.* (Retail)	205	8,903
Biogen Idec, Inc.* (Biotechnology)	1,435	105,315
BMC Software, Inc.* (Software)	1,025	50,983
Boeing Co. (Aerospace/Defense)	2,665	197,023
Boston Properties, Inc. (REIT)	410	38,889
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,535	146,290
Broadcom Corp. - Class A (Semiconductors)	2,870	113,021
Brown-Forman Corp. (Beverages)	615	42,005
C.H. Robinson Worldwide, Inc. (Transportation)	1,025	75,983
CA, Inc. (Software)	1,640	39,655
Cablevision Systems Corp.-Class A (Media)	1,435	49,665
Cabot Oil & Gas Corp. (Oil & Gas)	205	10,859
Cameron International Corp.* (Oil & Gas Services)	1,435	81,938
Campbell Soup Co. (Food)	615	20,363
Carmax, Inc.* (Retail)	1,435	46,064
Carnival Corp. - Class A (Leisure Time)	1,435	55,047
Caterpillar, Inc. (Machinery - Construction & Mining)	2,050	228,267
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,845	49,262
Celgene Corp.* (Biotechnology)	2,870	165,111
CenturyLink, Inc. (Telecommunications)	1,165	48,406
Cephalon, Inc.* (Pharmaceuticals)	205	15,535
Cerner Corp.* (Software)	410	45,592
CF Industries Holdings, Inc. (Chemicals)	410	56,084
Chesapeake Energy Corp. (Oil & Gas)	1,435	48,101
CIGNA Corp. (Insurance)	1,640	72,619
Cisco Systems, Inc. (Telecommunications)	19,065	326,965
Citrix Systems, Inc.* (Software)	1,230	90,356
Cliffs Natural Resources, Inc. (Iron/Steel)	820	80,590
Clorox Co. (Household Products/Wares)	615	43,093
Coach, Inc. (Apparel)	1,845	96,014
Coca-Cola Co. (Beverages)	13,940	924,919
Coca-Cola Enterprises, Inc. (Beverages)	2,050	55,965
Cognizant Technology Solutions Corp.* (Computers)	1,845	150,183
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,075	248,337
Comcast Corp. - Class A (Media)	16,810	415,543
Compuware Corp.* (Software)	820	9,471
CONSOL Energy, Inc. (Coal)	1,435	76,959
Corning, Inc. (Telecommunications)	5,945	122,645
CSX Corp. (Transportation)	1,435	112,791
Cummins, Inc. (Machinery - Diversified)	1,230	134,833
Danaher Corp. (Miscellaneous Manufacturing)	2,050	106,395
Darden Restaurants, Inc. (Retail)	820	40,287
DaVita, Inc.* (Healthcare - Services)	615	52,589

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Deere & Co. (Machinery - Diversified)	2,460	$238,349
Denbury Resources, Inc.* (Oil & Gas)	2,460	60,024
DENTSPLY International, Inc. (Healthcare - Products)	615	22,749
Devon Energy Corp. (Oil & Gas)	1,025	94,064
DeVry, Inc. (Commercial Services)	410	22,579
Diamond Offshore Drilling, Inc. (Oil & Gas)	410	31,857
DIRECTV - Class A* (Media)	4,715	220,662
Discovery Communications, Inc. - Class A* (Media)	1,640	65,436
Dominion Resources, Inc. (Electric)	1,435	64,144
Dover Corp. (Miscellaneous Manufacturing)	615	40,430
Dr. Pepper Snapple Group, Inc. (Beverages)	1,435	53,325
Dun & Bradstreet Corp. (Software)	205	16,449
E.I. du Pont de Nemours & Co. (Chemicals)	3,280	180,302
Eastman Chemical Co. (Chemicals)	205	20,361
Eaton Corp. (Miscellaneous Manufacturing)	1,025	56,826
eBay, Inc.* (Internet)	6,970	216,349
Ecolab, Inc. (Chemicals)	1,435	73,214
Edwards Lifesciences Corp.* (Healthcare - Products)	615	53,505
El Paso Corp. (Pipelines)	2,460	44,280
Electronic Arts, Inc.* (Software)	820	16,015
Eli Lilly & Co. (Pharmaceuticals)	6,150	216,295
EMC Corp.* (Computers)	12,505	332,008
Emerson Electric Co. (Electrical Components & Equipment)	2,460	143,738
EOG Resources, Inc. (Oil & Gas)	615	72,884
EQT Corp. (Oil & Gas)	410	20,459
Equifax, Inc. (Commercial Services)	410	15,929
Equity Residential (REIT)	1,845	104,076
Expedia, Inc. (Internet)	1,230	27,872
Expeditors International of Washington, Inc. (Transportation)	820	41,115
Express Scripts, Inc.* (Pharmaceuticals)	3,280	182,401
F5 Networks, Inc.* (Internet)	410	42,054
Family Dollar Stores, Inc. (Retail)	820	42,082
Fastenal Co. (Distribution/Wholesale)	820	53,161
Federated Investors, Inc. - Class B (Diversified Financial Services)	410	10,968
First Solar, Inc.* (Energy - Alternate Sources)	410	65,944
Fiserv, Inc.* (Software)	410	25,715
FLIR Systems, Inc. (Electronics)	1,025	35,475
Flowserve Corp. (Machinery - Diversified)	410	52,808
Fluor Corp. (Engineering & Construction)	615	45,301
FMC Corp. (Chemicals)	410	34,821
FMC Technologies, Inc.* (Oil & Gas Services)	820	77,474
Ford Motor Co.* (Auto Manufacturers)	13,530	201,732
Forest Laboratories, Inc.* (Pharmaceuticals)	1,230	39,729
Franklin Resources, Inc. (Diversified Financial Services)	615	76,924
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	5,740	318,857
Frontier Communications Corp. (Telecommunications)	2,870	23,591
General Dynamics Corp. (Aerospace/Defense)	1,230	94,169
General Mills, Inc. (Food)	2,460	89,913
Genzyme Corp.* (Biotechnology)	1,640	124,886
Gilead Sciences, Inc.* (Pharmaceuticals)	4,920	208,805
Goodrich Corp. (Aerospace/Defense)	820	70,135
Google, Inc. - Class A* (Internet)	1,435	841,211
Halliburton Co. (Oil & Gas Services)	2,870	143,041
Harley-Davidson, Inc. (Leisure Time)	615	26,131
Harman International Industries, Inc. (Home Furnishings)	205	9,598
Harris Corp. (Telecommunications)	410	20,336
Hasbro, Inc. (Toys/Games/Hobbies)	820	38,409
HCP, Inc. (REIT)	1,230	46,666
Health Care REIT, Inc. (REIT)	410	21,500
Heinz (H.J.) Co. (Food)	1,230	60,049
Helmerich & Payne, Inc. (Oil & Gas)	410	28,163
Hewlett-Packard Co. (Computers)	7,175	293,960
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,075	183,608
Hormel Foods Corp. (Food)	410	11,414
Hospira, Inc.* (Pharmaceuticals)	1,025	56,580
Host Hotels & Resorts, Inc. (REIT)	1,845	32,490
Hudson City Bancorp, Inc. (Savings & Loans)	1,845	17,860
Huntington Bancshares, Inc. (Banks)	1,640	10,890
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,640	88,101
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	2,050	99,035
Intel Corp. (Semiconductors)	19,270	388,676
IntercontinentalExchange, Inc.* (Diversified Financial Services)	410	50,651
International Business Machines Corp. (Computers)	7,380	1,203,457
International Flavors & Fragrances, Inc. (Chemicals)	410	25,543
International Game Technology (Entertainment)	820	13,309
Interpublic Group of Cos., Inc. (Advertising)	2,870	36,076
Intuit, Inc.* (Software)	1,640	87,084
Intuitive Surgical, Inc.* (Healthcare - Products)	205	68,359
Invesco, Ltd. (Diversified Financial Services)	1,230	31,439
Iron Mountain, Inc. (Commercial Services)	615	19,206
ITT Industries, Inc. (Miscellaneous Manufacturing)	615	36,931
Janus Capital Group, Inc. (Diversified Financial Services)	615	7,669
JDS Uniphase Corp.* (Telecommunications)	1,435	29,905
Johnson & Johnson (Healthcare - Products)	10,045	595,166
Joy Global, Inc. (Machinery - Construction & Mining)	615	60,768

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Juniper Networks, Inc.* (Telecommunications)	3,280	$138,022
Kellogg Co. (Food)	1,025	55,329
KeyCorp (Banks)	1,025	9,102
Kimberly-Clark Corp. (Household Products/Wares)	1,435	93,662
Kimco Realty Corp. (REIT)	820	15,039
KLA -Tencor Corp. (Semiconductors)	410	19,422
Kohls Corp. (Retail)	1,025	54,366
Kraft Foods, Inc. (Food)	5,125	160,720
Laboratory Corp. of America Holdings* (Healthcare - Services)	615	56,660
Lennar Corp. - Class A (Home Builders)	410	7,429
Leucadia National Corp. (Holding Companies - Diversified)	820	30,783
Life Technologies Corp.* (Biotechnology)	1,025	53,730
Limited, Inc. (Retail)	1,640	53,923
Linear Technology Corp. (Semiconductors)	1,435	48,259
Lorillard, Inc. (Agriculture)	410	38,954
LSI Logic Corp.* (Semiconductors)	1,640	11,152
Macy’s, Inc. (Retail)	1,640	39,786
Marriott International, Inc. - Class A (Lodging)	1,845	65,657
Massey Energy Co. (Coal)	615	42,041
MasterCard, Inc. - Class A (Software)	615	154,808
Mattel, Inc. (Toys/Games/Hobbies)	1,230	30,664
McCormick & Co., Inc. (Food)	410	19,610
McDonald’s Corp. (Retail)	6,355	483,552
McGraw-Hill Cos., Inc. (Media)	1,025	40,385
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,230	71,254
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,460	138,154
Medtronic, Inc. (Healthcare - Products)	4,100	161,335
Merck & Co., Inc. (Pharmaceuticals)	12,095	399,256
MetroPCS Communications, Inc.* (Telecommunications)	1,640	26,634
Microchip Technology, Inc. (Semiconductors)	1,230	46,752
Micron Technology, Inc.* (Semiconductors)	5,125	58,732
Microsoft Corp. (Software)	44,895	1,138,537
Molex, Inc. (Electrical Components & Equipment)	410	10,299
Monsanto Co. (Agriculture)	1,845	133,320
Monster Worldwide, Inc.* (Internet)	410	6,519
Moody’s Corp. (Commercial Services)	615	20,855
Murphy Oil Corp. (Oil & Gas)	615	45,153
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,665	60,416
National Oilwell Varco, Inc. (Oil & Gas Services)	2,460	195,004
National Semiconductor Corp. (Semiconductors)	615	8,819
NetApp, Inc.* (Computers)	2,255	108,646
Netflix, Inc.* (Internet)	205	48,653
Newfield Exploration Co.* (Oil & Gas)	820	62,328
Newmont Mining Corp. (Mining)	3,075	167,833
News Corp. - Class A (Media)	7,995	140,392
NIKE, Inc. - Class B (Apparel)	2,255	170,703
Noble Corp. (Oil & Gas)	1,230	56,113
Noble Energy, Inc. (Oil & Gas)	410	39,627
Nordstrom, Inc. (Retail)	1,025	46,002
Norfolk Southern Corp. (Transportation)	820	56,801
Northern Trust Corp. (Banks)	615	31,211
Novellus Systems, Inc.* (Semiconductors)	205	7,612
NVIDIA Corp.* (Semiconductors)	2,050	37,843
O’Reilly Automotive, Inc.* (Retail)	820	47,117
Occidental Petroleum Corp. (Oil & Gas)	2,460	257,045
Omnicom Group, Inc. (Advertising)	1,025	50,287
Oracle Corp. (Software)	23,575	786,698
PACCAR, Inc. (Auto Manufacturers)	1,025	53,659
Pall Corp. (Miscellaneous Manufacturing)	615	35,430
Parker Hannifin Corp. (Miscellaneous Manufacturing)	615	58,228
Patterson Cos., Inc. (Healthcare - Products)	615	19,797
Paychex, Inc. (Commercial Services)	1,025	32,144
Peabody Energy Corp. (Coal)	1,640	118,014
PepsiCo, Inc. (Beverages)	9,635	620,590
PerkinElmer, Inc. (Electronics)	410	10,771
Philip Morris International, Inc. (Commercial Services)	10,865	713,070
Pioneer Natural Resources Co. (Oil & Gas)	615	62,681
Plum Creek Timber Co., Inc. (Forest Products & Paper)	410	17,880
Polo Ralph Lauren Corp. (Apparel)	410	50,696
PPG Industries, Inc. (Chemicals)	615	58,554
Praxair, Inc. (Chemicals)	1,845	187,452
Precision Castparts Corp. (Metal Fabricate/Hardware)	820	120,688
Priceline.com, Inc.* (Internet)	205	103,820
Procter & Gamble Co. (Cosmetics/Personal Care)	8,200	505,120
Public Storage, Inc. (REIT)	410	45,473
Qualcomm, Inc. (Telecommunications)	10,045	550,767
Quest Diagnostics, Inc. (Healthcare - Services)	410	23,665
Qwest Communications International, Inc. (Telecommunications)	8,840	60,377
Range Resources Corp. (Oil & Gas)	410	23,969
Raytheon Co. (Aerospace/Defense)	1,025	52,142
Red Hat, Inc.* (Software)	1,230	55,830
Republic Services, Inc. (Environmental Control)	1,025	30,791
Reynolds American, Inc. (Agriculture)	1,025	36,418
Robert Half International, Inc. (Commercial Services)	410	12,546
Rockwell Automation, Inc. (Machinery - Diversified)	820	77,613
Rockwell Collins, Inc. (Aerospace/Defense)	1,025	66,451
Roper Industries, Inc. (Miscellaneous Manufacturing)	615	53,173

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Ross Stores, Inc. (Retail)	820	$58,318
SAIC, Inc.* (Commercial Services)	820	13,874
Salesforce.com, Inc.* (Software)	615	82,152
SanDisk Corp.* (Computers)	1,435	66,139
Sara Lee Corp. (Food)	2,050	36,224
Schlumberger, Ltd. (Oil & Gas Services)	8,200	764,732
Scripps Networks Interactive - Class A (Entertainment)	615	30,805
Sherwin-Williams Co. (Chemicals)	205	17,218
Sigma-Aldrich Corp. (Chemicals)	820	52,185
Simon Property Group, Inc. (REIT)	1,845	197,710
Snap-on, Inc. (Hand/Machine Tools)	205	12,312
Southern Co. (Electric)	2,050	78,125
Southwest Airlines Co. (Airlines)	2,255	28,481
Southwestern Energy Co.* (Oil & Gas)	2,050	88,088
Spectra Energy Corp. (Pipelines)	2,050	55,719
St. Jude Medical, Inc. (Healthcare - Products)	2,050	105,083
Stanley Black & Decker, Inc. (Hand/Machine Tools)	410	31,406
Staples, Inc. (Retail)	2,255	43,792
Starbucks Corp. (Retail)	4,510	166,644
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,230	71,488
Stericycle, Inc.* (Environmental Control)	615	54,532
Stryker Corp. (Healthcare - Products)	2,050	124,640
Symantec Corp.* (Internet)	4,715	87,416
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,640	108,929
Target Corp. (Retail)	2,460	123,025
Tenet Healthcare Corp.* (Healthcare - Services)	2,870	21,382
Teradata Corp.* (Computers)	1,025	51,967
Teradyne, Inc.* (Semiconductors)	615	10,953
Texas Instruments, Inc. (Semiconductors)	7,175	247,968
The Charles Schwab Corp. (Diversified Financial Services)	2,665	48,050
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	615	59,261
The Gap, Inc. (Retail)	1,435	32,517
The Hershey Co. (Food)	615	33,425
Thermo Fisher Scientific, Inc.* (Electronics)	1,435	79,714
Tiffany & Co. (Retail)	820	50,381
Time Warner Cable, Inc. (Media)	1,435	102,373
Titanium Metals Corp.* (Mining)	205	3,809
TJX Cos., Inc. (Retail)	2,460	122,336
Total System Services, Inc. (Software)	410	7,388
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,435	64,245
Union Pacific Corp. (Transportation)	1,845	181,419
United Parcel Service, Inc. - Class B (Transportation)	3,075	228,534
United States Steel Corp. (Iron/Steel)	205	11,058
United Technologies Corp. (Aerospace/Defense)	3,690	312,358
Urban Outfitters, Inc.* (Retail)	820	24,461
V.F. Corp. (Apparel)	205	20,199
Varian Medical Systems, Inc.* (Healthcare - Products)	820	55,465
Ventas, Inc. (REIT)	1,025	55,657
VeriSign, Inc. (Internet)	615	22,269
Verizon Communications, Inc. (Telecommunications)	6,765	260,723
Viacom, Inc. - Class B (Media)	3,690	171,659
Visa, Inc. - Class A (Commercial Services)	2,870	211,289
Vornado Realty Trust (REIT)	410	35,875
W.W. Grainger, Inc. (Distribution/Wholesale)	410	56,449
Walt Disney Co. (Media)	6,150	265,003
Waste Management, Inc. (Environmental Control)	1,025	38,274
Waters Corp.* (Electronics)	615	53,443
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	820	45,928
Wells Fargo & Co. (Banks)	15,580	493,886
Western Digital Corp.* (Computers)	1,435	53,511
Western Union Co. (Commercial Services)	3,895	80,899
Whole Foods Market, Inc. (Food)	820	54,038
Windstream Corp. (Telecommunications)	1,845	23,745
Wisconsin Energy Corp. (Electric)	615	18,758
Wyndham Worldwide Corp. (Lodging)	1,025	32,605
Wynn Resorts, Ltd. (Lodging)	410	52,172
Xilinx, Inc. (Semiconductors)	1,640	53,792
Yahoo!, Inc.* (Internet)	3,690	61,438
YUM! Brands, Inc. (Retail)	2,870	147,461
Zimmer Holdings, Inc.* (Healthcare - Products)	820	49,635

TOTAL COMMON STOCKS (Cost $25,828,904)		37,000,750

TOTAL INVESTMENT SECURITIES (Cost $25,828,904)—98.3%		37,000,750
Net other assets (liabilities) — 1.7%		626,794

NET ASSETS — 100.0%		$37,627,544

*              Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$86,363	0.2%
Aerospace/Defense	792,278	2.1%
Agriculture	326,087	0.9%
Airlines	28,481	0.1%
Apparel	337,612	0.9%
Auto Manufacturers	255,391	0.7%
Banks	545,089	1.5%
Beverages	1,696,804	4.5%
Biotechnology	613,401	1.6%
Chemicals	774,811	2.1%
Coal	237,014	0.6%
Commercial Services	1,176,593	3.1%
Computers	4,188,542	11.1%
Cosmetics/Personal Care	884,780	2.4%
Distribution/Wholesale	109,610	0.3%
Diversified Financial Services	579,802	1.5%
Electric	161,027	0.4%
Electrical Components & Equipment	154,037	0.4%
Electronics	326,952	0.9%
Energy - Alternate Sources	65,944	0.2%
Engineering & Construction	45,301	0.1%
Entertainment	44,114	0.1%
Environmental Control	123,597	0.3%
Food	541,085	1.4%
Forest Products & Paper	17,880	0.1%
Hand/Machine Tools	43,718	0.1%
Healthcare - Products	1,503,349	4.0%
Healthcare - Services	154,296	0.4%
Holding Companies - Diversified	30,783	0.1%
Home Builders	7,429	NM
Home Furnishings	9,598	NM
Household Products/Wares	145,357	0.4%
Insurance	159,178	0.4%
Internet	1,910,534	5.1%
Iron/Steel	105,531	0.3%
Leisure Time	81,178	0.2%
Lodging	221,922	0.6%
Machinery - Construction & Mining	289,035	0.8%
Machinery - Diversified	503,603	1.3%
Media	1,471,118	3.9%
Metal Fabricate/Hardware	120,688	0.3%
Mining	490,499	1.3%
Miscellaneous Manufacturing	1,052,412	2.8%
Oil & Gas	1,246,415	3.3%
Oil & Gas Services	1,352,508	3.6%
Packaging & Containers	36,746	0.1%
Pharmaceuticals	2,206,655	5.9%
Pipelines	99,999	0.3%
REIT	677,667	1.8%
Real Estate	49,262	0.1%
Retail	1,813,620	4.8%
Savings & Loans	17,860	NM
Semiconductors	1,284,877	3.4%
Software	2,819,080	7.5%
Telecommunications	2,217,522	5.9%
Toys/Games/Hobbies	69,073	0.2%
Transportation	696,643	1.9%
Other**	626,794	1.7%
Total	$37,627,544	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.3%)
99 Cents Only Stores* (Retail)	1,400	$27,440
Aaron’s, Inc.* (Home Furnishings)	4,000	101,440
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,600	93,584
Acxiom Corp.* (Software)	2,400	34,440
Aecom Technology Corp.* (Engineering & Construction)	6,600	183,018
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,200	131,244
AGCO Corp.* (Machinery - Diversified)	2,600	142,922
AGL Resources, Inc. (Gas)	4,400	175,296
AirTran Holdings, Inc.* (Airlines)	7,600	56,620
Alaska Air Group, Inc.* (Airlines)	800	50,736
Alberto-Culver Co. (Cosmetics/Personal Care)	2,200	81,994
Alexander & Baldwin, Inc. (Transportation)	2,200	100,430
Alexandria Real Estate Equities, Inc. (REIT)	1,800	140,346
Alliant Energy Corp. (Electric)	6,200	241,366
Alliant Techsystems, Inc. (Aerospace/Defense)	1,800	127,206
AMB Property Corp. (REIT)	6,200	223,014
American Eagle Outfitters, Inc. (Retail)	6,200	98,518
American Financial Group, Inc. (Insurance)	4,200	147,084
American Greetings Corp. - Class A (Household Products/Wares)	2,200	51,920
Ametek, Inc. (Electrical Components & Equipment)	3,400	149,158
AOL, Inc.* (Internet)	6,000	117,180
Apollo Investment Corp. (Investment Companies)	10,800	130,248
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,800	90,234
Aqua America, Inc. (Water)	3,800	86,982
Arch Coal, Inc. (Coal)	4,800	172,992
Arrow Electronics, Inc.* (Electronics)	6,400	268,032
Arthur J. Gallagher & Co. (Insurance)	3,400	103,394
Ashland, Inc. (Chemicals)	4,400	254,144
Aspen Insurance Holdings, Ltd. (Insurance)	2,200	60,632
Associated Banc-Corp (Banks)	9,600	142,560
Astoria Financial Corp. (Savings & Loans)	4,600	66,102
Atmos Energy Corp. (Gas)	5,000	170,500
Avnet, Inc.* (Electronics)	8,400	286,356
BancorpSouth, Inc. (Banks)	4,000	61,800
Bank of Hawaii Corp. (Banks)	1,800	86,076
Barnes & Noble, Inc. (Retail)	2,200	20,218
Beckman Coulter, Inc. (Healthcare - Products)	2,200	182,754
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	400	48,056
BJ’s Wholesale Club, Inc.* (Retail)	3,000	146,460
Black Hills Corp. (Electric)	1,000	33,440
Bob Evans Farms, Inc. (Retail)	1,600	52,160
BorgWarner, Inc.* (Auto Parts & Equipment)	2,600	207,194
Boyd Gaming Corp.* (Lodging)	3,200	29,984
BRE Properties, Inc. - Class A (REIT)	1,800	84,924
Brinker International, Inc. (Retail)	2,600	65,780
Broadridge Financial Solutions, Inc. (Software)	3,400	77,146
Brown & Brown, Inc. (Insurance)	3,600	92,880
Cabot Corp. (Chemicals)	3,600	166,644
Cadence Design Systems, Inc.* (Computers)	8,000	78,000
Camden Property Trust (REIT)	2,000	113,640
Career Education Corp.* (Commercial Services)	3,400	77,248
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,400	151,470
Carpenter Technology Corp. (Iron/Steel)	1,600	68,336
Cathay Bancorp, Inc. (Banks)	4,400	75,020
Charles River Laboratories International, Inc.* (Biotechnology)	1,800	69,084
Church & Dwight, Inc. (Household Products/Wares)	2,000	158,680
Ciena Corp.* (Telecommunications)	2,600	67,496
Cimarex Energy Co. (Oil & Gas)	2,000	230,480
City National Corp. (Banks)	2,600	148,330
Clean Harbors, Inc.* (Environmental Control)	800	78,928
Cleco Corp. (Electric)	3,400	116,586
Collective Brands, Inc.* (Retail)	3,400	73,372
Commerce Bancshares, Inc. (Banks)	4,200	169,848
Commercial Metals Co. (Metal Fabricate/Hardware)	6,400	110,528
Community Health Systems, Inc.* (Healthcare - Services)	5,200	207,948
Comstock Resources, Inc.* (Oil & Gas)	2,600	80,444
Con-way, Inc. (Transportation)	3,000	117,870
Convergys Corp.* (Commercial Services)	6,800	97,648
CoreLogic, Inc. (Commercial Services)	5,800	107,300
Corn Products International, Inc. (Food)	2,000	103,640
Corrections Corp. of America* (Commercial Services)	2,600	63,440
Cousins Properties, Inc. (REIT)	5,800	48,430
Covance, Inc.* (Healthcare - Services)	1,400	76,608
Crane Co. (Miscellaneous Manufacturing)	1,000	48,430
Cullen/Frost Bankers, Inc. (Banks)	3,400	200,668
Cytec Industries, Inc. (Chemicals)	2,800	152,236
Deluxe Corp. (Commercial Services)	1,800	47,772
Diebold, Inc. (Computers)	3,600	127,656
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,000	122,580
DPL, Inc. (Electric)	3,400	93,194
DST Systems, Inc. (Computers)	1,000	52,820
Duke Realty Corp. (REIT)	9,200	128,892
Dynegy, Inc. - Class A* (Electric)	870	4,950
East West Bancorp, Inc. (Banks)	8,200	180,072
Eastman Kodak Co.* (Miscellaneous Manufacturing)	15,000	48,450
Eaton Vance Corp. (Diversified Financial Services)	2,600	83,824
Energen Corp. (Gas)	4,000	252,480

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,200	$156,552
Equity One, Inc. (REIT)	2,600	48,802
Essex Property Trust, Inc. (REIT)	800	99,200
Everest Re Group, Ltd. (Insurance)	3,000	264,540
Exterran Holdings, Inc.* (Oil & Gas Services)	3,600	85,428
Fair Isaac Corp. (Software)	1,400	44,254
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,000	54,600
Federal Realty Investment Trust (REIT)	1,600	130,496
Fidelity National Title Group, Inc. - Class A (Insurance)	12,400	175,212
First American Financial Corp. (Insurance)	5,800	95,700
First Niagara Financial Group, Inc. (Savings & Loans)	11,600	157,528
FirstMerit Corp. (Banks)	6,000	102,360
Flowers Foods, Inc. (Food)	2,000	54,460
Foot Locker, Inc. (Retail)	8,600	169,592
Forest Oil Corp.* (Oil & Gas)	3,600	136,188
Frontier Oil Corp. (Oil & Gas)	5,800	170,056
FTI Consulting, Inc.* (Commercial Services)	1,200	45,996
Fulton Financial Corp. (Banks)	11,000	122,210
GATX Corp. (Trucking & Leasing)	2,600	100,516
Graco, Inc. (Machinery - Diversified)	1,800	81,882
Granite Construction, Inc. (Engineering & Construction)	1,800	50,580
Great Plains Energy, Inc. (Electric)	7,600	152,152
Greenhill & Co., Inc. (Diversified Financial Services)	800	52,632
Greif, Inc. - Class A (Packaging & Containers)	1,800	117,738
Hanesbrands, Inc.* (Apparel)	3,400	91,936
Hanover Insurance Group, Inc. (Insurance)	2,600	117,650
Harsco Corp. (Miscellaneous Manufacturing)	4,400	155,276
Harte-Hanks, Inc. (Advertising)	2,200	26,180
Hawaiian Electric Industries, Inc. (Electric)	5,200	128,960
HCC Insurance Holdings, Inc. (Insurance)	6,400	200,384
Health Net, Inc.* (Healthcare - Services)	5,200	170,040
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	5,800	99,760
Henry Schein, Inc.* (Healthcare - Products)	2,400	168,408
Herman Miller, Inc. (Office Furnishings)	2,000	54,980
Highwoods Properties, Inc. (REIT)	2,400	84,024
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,200	83,556
HNI Corp. (Office Furnishings)	2,400	75,744
Hologic, Inc.* (Healthcare - Products)	9,600	213,120
Hospitality Properties Trust (REIT)	6,800	157,420
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,600	113,648
Huntington Ingalls Industries, Inc.* (Transportation)	1,000	41,500
IDACORP, Inc. (Electric)	2,800	106,680
IDEX Corp. (Machinery - Diversified)	2,000	87,300
Immucor, Inc.* (Healthcare - Products)	1,600	31,648
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	8,800	185,064
Integrated Device Technology, Inc.* (Semiconductors)	8,400	61,908
International Bancshares Corp. (Banks)	3,000	55,020
International Rectifier Corp.* (Semiconductors)	2,000	66,120
International Speedway Corp. (Entertainment)	1,600	47,680
Intersil Corp. - Class A (Semiconductors)	7,000	87,150
Itron, Inc.* (Electronics)	600	33,864
J.B. Hunt Transport Services, Inc. (Transportation)	2,200	99,924
Jefferies Group, Inc. (Diversified Financial Services)	4,600	114,724
JetBlue Airways Corp.* (Airlines)	11,200	70,224
John Wiley & Sons, Inc. (Media)	1,000	50,840
Kansas City Southern Industries, Inc.* (Transportation)	3,200	174,240
KB Home (Home Builders)	4,000	49,760
KBR, Inc. (Engineering & Construction)	8,400	317,268
Kennametal, Inc. (Hand/Machine Tools)	3,000	117,000
Kindred Healthcare, Inc.* (Healthcare - Services)	2,200	52,536
Kirby Corp.* (Transportation)	1,400	80,206
Korn/Ferry International* (Commercial Services)	2,600	57,902
Lam Research Corp.* (Semiconductors)	3,400	192,644
Lancaster Colony Corp. (Miscellaneous Manufacturing)	400	24,240
Landstar System, Inc. (Transportation)	1,600	73,088
Lennox International, Inc. (Building Materials)	1,600	84,128
Liberty Property Trust (REIT)	3,800	125,020
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,800	112,504
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,600	121,472
Louisiana-Pacific Corp.* (Forest Products & Paper)	7,400	77,700
M.D.C. Holdings, Inc. (Home Builders)	2,000	50,700
Mack-Cali Realty Corp. (REIT)	3,200	108,480
Manpower, Inc. (Commercial Services)	4,600	289,248
ManTech International Corp. - Class A* (Software)	600	25,440
Martin Marietta Materials (Building Materials)	1,600	143,472
Masimo Corp. (Healthcare - Products)	1,400	46,340
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,600	61,680

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
MDU Resources Group, Inc. (Electric)	10,400	$238,888
Mentor Graphics Corp.* (Computers)	4,000	58,520
Mercury General Corp. (Insurance)	2,000	78,260
Meredith Corp. (Media)	1,200	40,704
Mine Safety Appliances Co. (Environmental Control)	1,800	66,006
Minerals Technologies, Inc. (Chemicals)	1,000	68,520
Mohawk Industries, Inc.* (Textiles)	3,200	195,680
MSC Industrial Direct Co. - Class A (Retail)	1,000	68,470
National Fuel Gas Co. (Pipelines)	2,200	162,800
National Instruments Corp. (Computers)	2,400	78,648
Nationwide Health Properties, Inc. (REIT)	3,000	127,590
NCR Corp.* (Computers)	8,800	165,792
New York Community Bancorp (Savings & Loans)	24,200	417,692
NewAlliance Bancshares, Inc. (Savings & Loans)	5,800	86,072
Nordson Corp. (Machinery - Diversified)	800	92,048
NSTAR (Electric)	5,800	268,366
NV Energy, Inc. (Electric)	13,000	193,570
NVR, Inc.* (Home Builders)	400	302,400
Office Depot, Inc.* (Retail)	15,400	71,302
OGE Energy Corp. (Electric)	5,400	273,024
Old Republic International Corp. (Insurance)	14,400	182,736
Olin Corp. (Chemicals)	4,400	100,848
OMEGA Healthcare Investors, Inc. (REIT)	2,600	58,084
Omnicare, Inc. (Pharmaceuticals)	6,400	191,936
Oshkosh Truck Corp.* (Auto Manufacturers)	2,200	77,836
Overseas Shipholding Group, Inc. (Transportation)	1,400	44,996
Owens & Minor, Inc. (Distribution/Wholesale)	3,600	116,928
Packaging Corp. of America (Packaging & Containers)	2,800	80,892
PacWest Bancorp (Banks)	1,800	39,150
Parametric Technology Corp.* (Software)	3,200	71,968
Patriot Coal Corp.* (Coal)	2,600	67,158
Patterson-UTI Energy, Inc. (Oil & Gas)	8,600	252,754
Pentair, Inc. (Miscellaneous Manufacturing)	5,400	204,066
Pharmaceutical Product Development, Inc. (Commercial Services)	3,800	105,298
Plains Exploration & Production Co.* (Oil & Gas)	7,800	282,594
Plantronics, Inc. (Telecommunications)	1,000	36,620
PNM Resources, Inc. (Electric)	4,800	71,616
Potlatch Corp. (Forest Products & Paper)	1,400	56,280
Pride International, Inc.* (Oil & Gas)	9,800	420,910
Prosperity Bancshares, Inc. (Banks)	2,600	111,202
Protective Life Corp. (Insurance)	4,800	127,440
Questar Corp. (Pipelines)	9,800	171,010
Ralcorp Holdings, Inc.* (Food)	3,000	205,290
Raymond James Financial Corp. (Diversified Financial Services)	5,600	214,144
Rayonier, Inc. (Forest Products & Paper)	2,400	149,544
Realty Income Corp. (REIT)	2,600	90,870
Regal-Beloit Corp. (Hand/Machine Tools)	1,200	88,596
Regency Centers Corp. (REIT)	2,600	113,048
Regis Corp. (Retail)	3,200	56,768
Reinsurance Group of America, Inc. (Insurance)	4,400	276,232
Reliance Steel & Aluminum Co. (Iron/Steel)	4,200	242,676
Rent-A-Center, Inc. (Commercial Services)	3,600	125,676
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,000	69,350
RPM, Inc. (Chemicals)	7,200	170,856
Ruddick Corp. (Food)	2,400	92,616
Saks, Inc.* (Retail)	9,000	101,790
Scholastic Corp. (Media)	1,400	37,856
Scientific Games Corp. - Class A* (Entertainment)	3,600	31,464
SEI Investments Co. (Software)	4,200	100,296
Senior Housing Properties Trust (REIT)	4,400	101,376
Sensient Technologies Corp. (Chemicals)	2,800	100,352
Service Corp. International (Commercial Services)	6,400	70,784
Shaw Group, Inc.* (Engineering & Construction)	4,800	169,968
Silgan Holdings, Inc. (Packaging & Containers)	1,400	53,396
SM Energy Co. (Oil & Gas)	1,400	103,866
Smithfield Foods, Inc.* (Food)	9,200	221,352
Sonoco Products Co. (Packaging & Containers)	5,600	202,888
Southern Union Co. (Gas)	7,000	200,340
SPX Corp. (Miscellaneous Manufacturing)	1,400	111,146
SRA International, Inc. - Class A* (Computers)	2,400	68,064
StanCorp Financial Group, Inc. (Insurance)	2,600	119,912
Steel Dynamics, Inc. (Iron/Steel)	12,000	225,240
STERIS Corp. (Healthcare - Products)	1,600	55,264
SVB Financial Group* (Banks)	1,600	91,088
Synopsys, Inc.* (Computers)	4,000	110,600
Synovus Financial Corp. (Banks)	43,600	104,640
Taubman Centers, Inc. (REIT)	800	42,864
TCF Financial Corp. (Banks)	8,600	136,396
Tech Data Corp.* (Distribution/Wholesale)	2,600	132,236
Techne Corp. (Healthcare - Products)	800	57,280
Teleflex, Inc. (Miscellaneous Manufacturing)	2,200	127,556
Telephone & Data Systems, Inc. (Telecommunications)	5,000	168,500
Temple-Inland, Inc. (Forest Products & Paper)	6,000	140,400

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Terex Corp.* (Machinery - Construction & Mining)	6,000	$222,240
The Brink’s Co. (Miscellaneous Manufacturing)	2,600	86,086
The Corporate Executive Board Co. (Commercial Services)	800	32,296
The New York Times Co. - Class A* (Media)	6,600	62,502
The Ryland Group, Inc. (Home Builders)	2,400	38,160
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,200	69,420
The Timberland Co. - Class A* (Apparel)	1,000	41,290
The Timken Co. (Metal Fabricate/Hardware)	2,200	115,060
Thomas & Betts Corp.* (Electronics)	1,000	59,470
Thor Industries, Inc. (Home Builders)	2,400	80,088
Tidewater, Inc. (Oil & Gas Services)	2,800	167,580
Toll Brothers, Inc.* (Home Builders)	8,000	158,160
Tootsie Roll Industries, Inc. (Food)	801	22,712
Towers Watson & Co. - Class A (Commercial Services)	1,600	88,736
Transatlantic Holdings, Inc. (Insurance)	3,400	165,478
Trimble Navigation, Ltd.* (Electronics)	2,600	131,404
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,400	161,348
Trustmark Corp. (Banks)	3,200	74,944
UDR, Inc. (REIT)	5,400	131,598
UGI Corp. (Gas)	6,200	203,980
Unit Corp.* (Oil & Gas)	2,200	136,290
United Rentals, Inc.* (Commercial Services)	2,000	66,560
Unitrin, Inc. (Insurance)	2,800	86,464
Universal Corp. (Agriculture)	1,400	60,956
URS Corp.* (Engineering & Construction)	4,400	202,620
Valley National Bancorp (Banks)	9,000	125,640
Valmont Industries, Inc. (Metal Fabricate/Hardware)	400	41,748
Valspar Corp. (Chemicals)	5,400	211,140
ValueClick, Inc.* (Internet)	1,600	23,136
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,000	97,340
VCA Antech, Inc.* (Pharmaceuticals)	2,400	60,432
Vectren Corp. (Gas)	4,600	125,120
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,000	287,580
Vishay Intertechnology, Inc.* (Electronics)	3,800	67,412
W.R. Berkley Corp. (Insurance)	6,400	206,144
Wabtec Corp. (Machinery - Diversified)	1,200	81,396
Washington Federal, Inc. (Savings & Loans)	6,200	107,508
Waste Connections, Inc. (Environmental Control)	2,600	74,854
Watsco, Inc. (Distribution/Wholesale)	1,000	69,710
Webster Financial Corp. (Banks)	4,000	85,720
Weingarten Realty Investors (REIT)	4,400	110,264
WellCare Health Plans, Inc.* (Healthcare - Services)	1,200	50,340
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	17,800	89,534
Werner Enterprises, Inc. (Transportation)	2,400	63,528
Westamerica Bancorp (Banks)	1,000	51,370
Westar Energy, Inc. (Electric)	6,400	169,088
WGL Holdings, Inc. (Gas)	2,800	109,200
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,000	62,760

TOTAL COMMON STOCKS (Cost $25,205,051)		34,077,180

	Principal Amount	Value
Repurchase Agreements (a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $40,000	$40,000	$40,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000

TOTAL INVESTMENT SECURITIES (Cost $25,245,051)—100.4%		34,117,180
Net other assets (liabilities) — (0.4)%		(126,697)

NET ASSETS — 100.0%		$33,990,483

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$26,180	0.1%
Aerospace/Defense	127,206	0.4%
Agriculture	60,956	0.2%
Airlines	177,580	0.5%
Apparel	133,226	0.4%
Auto Manufacturers	77,836	0.2%
Auto Parts & Equipment	207,194	0.6%
Banks	2,164,114	6.4%
Biotechnology	404,720	1.2%
Building Materials	227,600	0.7%
Chemicals	1,224,740	3.6%
Coal	240,150	0.7%
Commercial Services	1,275,904	3.7%
Computers	740,100	2.2%
Cosmetics/Personal Care	81,994	0.2%
Distribution/Wholesale	503,938	1.5%
Diversified Financial Services	596,568	1.8%
Electric	2,091,880	6.2%
Electrical Components & Equipment	419,358	1.2%
Electronics	846,538	2.5%
Engineering & Construction	923,454	2.7%
Entertainment	79,144	0.2%
Environmental Control	219,788	0.6%
Food	700,070	2.1%
Forest Products & Paper	493,274	1.4%
Gas	1,236,916	3.6%
Hand/Machine Tools	327,068	1.0%
Healthcare - Products	838,370	2.5%
Healthcare - Services	669,976	2.0%
Home Builders	679,268	2.0%
Home Furnishings	101,440	0.3%
Household Products/Wares	280,020	0.8%
Insurance	2,500,142	7.4%
Internet	140,316	0.4%
Investment Companies	130,248	0.4%
Iron/Steel	536,252	1.6%
Lodging	29,984	0.1%
Machinery - Construction & Mining	222,240	0.6%
Machinery - Diversified	485,548	1.4%
Media	191,902	0.6%
Metal Fabricate/Hardware	330,096	1.0%
Miscellaneous Manufacturing	1,486,146	4.4%
Office Furnishings	130,724	0.4%
Oil & Gas	1,813,582	5.3%
Oil & Gas Services	352,768	1.0%
Packaging & Containers	454,914	1.3%
Pharmaceuticals	252,368	0.7%
Pipelines	333,810	1.0%
REIT	2,268,382	6.7%
Retail	951,870	2.8%
Retail - Restaurants	89,534	0.3%
Savings & Loans	834,902	2.5%
Semiconductors	559,762	1.6%
Software	353,544	1.0%
Telecommunications	272,616	0.8%
Textiles	195,680	0.6%
Transportation	795,782	2.3%
Trucking & Leasing	100,516	0.3%
Water	86,982	0.3%
Other**	(86,697)	(0.3)%
Total	$33,990,483	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.2%)
99 Cents Only Stores* (Retail)	3,310	$64,876
ACI Worldwide, Inc.* (Software)	4,634	151,995
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,986	116,161
Acxiom Corp.* (Software)	4,634	66,498
ADTRAN, Inc. (Telecommunications)	8,606	365,411
Advance Auto Parts, Inc. (Retail)	10,592	695,047
Advent Software, Inc.* (Software)	3,972	113,877
Aeropostale, Inc.* (Retail)	11,254	273,697
Affiliated Managers Group, Inc.* (Diversified Financial Services)	3,972	434,418
AGCO Corp.* (Machinery - Diversified)	6,620	363,901
Alaska Air Group, Inc.* (Airlines)	2,648	167,936
Albemarle Corp. (Chemicals)	11,916	712,219
Alberto-Culver Co. (Cosmetics/Personal Care)	5,958	222,055
Alexandria Real Estate Equities, Inc. (REIT)	2,648	206,465
Alliance Data Systems Corp.* (Commercial Services)	6,620	568,592
Allscripts Healthcare Solutions, Inc.* (Software)	24,494	514,129
AMB Property Corp. (REIT)	7,282	261,934
American Eagle Outfitters, Inc. (Retail)	10,592	168,307
Ametek, Inc. (Electrical Components & Equipment)	13,240	580,839
Ann, Inc.* (Retail)	7,282	211,979
ANSYS, Inc.* (Software)	11,916	645,728
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,634	232,302
Aqua America, Inc. (Water)	9,268	212,145
Arch Coal, Inc. (Coal)	9,930	357,877
Arthur J. Gallagher & Co. (Insurance)	5,958	181,183
Ascena Retail Group, Inc.* (Retail)	9,268	300,376
Aspen Insurance Holdings, Ltd. (Insurance)	3,972	109,468
Atmel Corp.* (Semiconductors)	58,918	803,052
Atwood Oceanics, Inc.* (Oil & Gas)	7,282	338,103
Bally Technologies, Inc.* (Entertainment)	6,620	250,567
Bank of Hawaii Corp. (Banks)	1,986	94,971
BE Aerospace, Inc.* (Aerospace/Defense)	13,240	470,417
Beckman Coulter, Inc. (Healthcare - Products)	3,972	329,954
Bill Barrett Corp.* (Oil & Gas)	5,958	237,784
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	1,324	159,065
Black Hills Corp. (Electric)	2,648	88,549
BorgWarner, Inc.* (Auto Parts & Equipment)	8,606	685,812
BRE Properties, Inc. - Class A (REIT)	3,972	187,399
Brinker International, Inc. (Retail)	5,958	150,737
Broadridge Financial Solutions, Inc. (Software)	7,944	180,249
Brown & Brown, Inc. (Insurance)	7,282	187,876
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	10,592	968,638
Cadence Design Systems, Inc.* (Computers)	15,888	154,908
Camden Property Trust (REIT)	4,634	263,304
Carpenter Technology Corp. (Iron/Steel)	1,986	84,822
Charles River Laboratories International, Inc.* (Biotechnology)	3,310	127,038
Cheesecake Factory, Inc.* (Retail)	7,944	239,035
Chico’s FAS, Inc. (Retail)	23,170	345,233
Chipotle Mexican Grill, Inc. - Class A* (Retail)	3,972	1,081,854
Church & Dwight, Inc. (Household Products/Wares)	4,634	367,662
Ciena Corp.* (Telecommunications)	5,958	154,670
Cimarex Energy Co. (Oil & Gas)	6,620	762,889
Clean Harbors, Inc.* (Environmental Control)	1,324	130,626
Compass Minerals International, Inc. (Mining)	3,972	371,501
Concur Technologies, Inc.* (Software)	5,958	330,371
Cooper Cos., Inc. (Healthcare - Products)	5,958	413,783
Copart, Inc.* (Retail)	7,944	344,213
Corn Products International, Inc. (Food)	5,296	274,439
Corporate Office Properties Trust (REIT)	8,606	311,021
Corrections Corp. of America* (Commercial Services)	7,944	193,834
Covance, Inc.* (Healthcare - Services)	4,634	253,572
Crane Co. (Miscellaneous Manufacturing)	3,310	160,303
Cree Research, Inc.* (Semiconductors)	13,902	641,716
Cypress Semiconductor Corp.* (Semiconductors)	22,508	436,205
Deckers Outdoor Corp.* (Apparel)	5,296	456,250
Deluxe Corp. (Commercial Services)	2,648	70,278
Dick’s Sporting Goods, Inc.* (Retail)	11,254	449,935
Digital River, Inc.* (Internet)	5,296	198,229
Dollar Tree, Inc.* (Retail)	15,888	882,102
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,296	324,592
DPL, Inc. (Electric)	7,282	199,600
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	9,268	258,855
Dril-Quip, Inc.* (Oil & Gas Services)	4,634	366,225
DST Systems, Inc. (Computers)	1,986	104,901
Duke Realty Corp. (REIT)	11,254	157,669
Eaton Vance Corp. (Diversified Financial Services)	9,268	298,800
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	15,226	581,024
Energizer Holdings, Inc.* (Electrical Components & Equipment)	3,972	282,647
Equinix, Inc.* (Internet)	5,958	542,774
Essex Property Trust, Inc. (REIT)	1,986	246,264
FactSet Research Systems, Inc. (Computers)	5,958	623,981
Fair Isaac Corp. (Software)	1,986	62,777

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Fairchild Semiconductor International, Inc.* (Semiconductors)	9,268	$168,678
Federal Realty Investment Trust (REIT)	3,972	323,956
Flowers Foods, Inc. (Food)	5,296	144,210
Forest Oil Corp.* (Oil & Gas)	6,620	250,435
Fossil, Inc.* (Household Products/Wares)	6,620	619,963
FTI Consulting, Inc.* (Commercial Services)	3,310	126,872
Gardner Denver, Inc. (Machinery - Diversified)	6,620	516,559
Gartner Group, Inc.* (Commercial Services)	11,254	468,954
Gen-Probe, Inc.* (Healthcare - Products)	5,958	395,313
Gentex Corp. (Electronics)	18,536	560,714
Global Payments, Inc. (Software)	10,592	518,161
Graco, Inc. (Machinery - Diversified)	3,972	180,686
Green Mountain Coffee Roasters, Inc.* (Beverages)	15,226	983,752
Greenhill & Co., Inc. (Diversified Financial Services)	1,324	87,106
GUESS?, Inc. (Apparel)	7,944	312,596
Hanesbrands, Inc.* (Apparel)	4,634	125,303
Hansen Natural Corp.* (Beverages)	9,268	558,212
Health Management Associates, Inc. - Class A* (Healthcare - Services)	32,438	353,574
Henry Schein, Inc.* (Healthcare - Products)	6,620	464,525
Herman Miller, Inc. (Office Furnishings)	2,648	72,794
Highwoods Properties, Inc. (REIT)	3,972	139,060
Hill-Rom Holdings, Inc. (Healthcare - Products)	3,310	125,714
Hologic, Inc.* (Healthcare - Products)	11,254	249,839
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,972	282,131
Huntington Ingalls Industries, Inc.* (Transportation)	3,972	164,838
IDEX Corp. (Machinery - Diversified)	5,958	260,067
IDEXX Laboratories, Inc.* (Healthcare - Products)	7,282	562,316
Immucor, Inc.* (Healthcare - Products)	5,296	104,755
Informatica Corp.* (Software)	12,578	656,949
International Rectifier Corp.* (Semiconductors)	3,972	131,314
Intrepid Potash, Inc.* (Chemicals)	5,958	207,458
Itron, Inc.* (Electronics)	3,972	224,180
ITT Educational Services, Inc.* (Commercial Services)	3,310	238,816
J. Crew Group - Escrowed Security*(a) (Apparel)	8,359	—
J.B. Hunt Transport Services, Inc. (Transportation)	5,958	270,612
Jack Henry & Associates, Inc. (Computers)	11,254	381,398
Jefferies Group, Inc. (Diversified Financial Services)	5,958	148,593
John Wiley & Sons, Inc. (Media)	3,310	168,280
Jones Lang LaSalle, Inc. (Real Estate)	5,296	528,223
Kansas City Southern Industries, Inc.* (Transportation)	5,958	324,413
Kennametal, Inc. (Hand/Machine Tools)	3,310	129,090
Kinetic Concepts, Inc.* (Healthcare - Products)	7,944	432,312
Kirby Corp.* (Transportation)	3,972	227,556
Lam Research Corp.* (Semiconductors)	7,944	450,107
Lamar Advertising Co.* (Advertising)	7,282	268,997
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,324	80,234
Landstar System, Inc. (Transportation)	1,986	90,720
Lender Processing Services, Inc. (Diversified Financial Services)	11,254	362,266
Lennox International, Inc. (Building Materials)	2,648	139,232
Liberty Property Trust (REIT)	5,958	196,018
Life Time Fitness, Inc.* (Leisure Time)	5,296	197,594
Lincare Holdings, Inc. (Healthcare - Services)	12,578	373,063
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,986	150,777
LKQ Corp.* (Distribution/Wholesale)	18,536	446,718
Lubrizol Corp. (Chemicals)	8,606	1,152,860
Mack-Cali Realty Corp. (REIT)	3,972	134,651
ManTech International Corp. - Class A* (Software)	1,324	56,138
Martin Marietta Materials (Building Materials)	1,986	178,085
Masimo Corp. (Healthcare - Products)	4,634	153,385
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	7,944	254,526
Mednax, Inc.* (Healthcare - Services)	5,958	396,862
Mentor Graphics Corp.* (Computers)	5,296	77,480
Meredith Corp. (Media)	1,986	67,365
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	3,972	683,184
Micros Systems, Inc.* (Computers)	10,592	523,563
MSC Industrial Direct Co. - Class A (Retail)	3,310	226,636
MSCI, Inc. - Class A* (Software)	15,226	560,621
National Fuel Gas Co. (Pipelines)	5,296	391,904
National Instruments Corp. (Computers)	5,958	195,244
Nationwide Health Properties, Inc. (REIT)	9,268	394,168
NeuStar, Inc.* (Telecommunications)	9,268	237,075
NewMarket Corp. (Chemicals)	1,324	209,483
Nordson Corp. (Machinery - Diversified)	2,648	304,679
Northern Oil & Gas, Inc.* (Oil & Gas)	7,282	194,429
Oceaneering International, Inc.* (Oil & Gas Services)	7,282	651,375
OMEGA Healthcare Investors, Inc. (REIT)	6,620	147,891
Oshkosh Truck Corp.* (Auto Manufacturers)	6,620	234,216

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Packaging Corp. of America (Packaging & Containers)	6,620	$191,252
Panera Bread Co. - Class A* (Retail)	3,972	504,444
Parametric Technology Corp.* (Software)	7,944	178,661
Patriot Coal Corp.* (Coal)	5,958	153,895
Perrigo Co. (Pharmaceuticals)	10,592	842,276
PetSmart, Inc. (Retail)	15,226	623,505
Pharmaceutical Product Development, Inc. (Commercial Services)	5,958	165,096
Phillips-Van Heusen Corp. (Apparel)	8,606	559,648
Plantronics, Inc. (Telecommunications)	3,972	145,455
Polaris Industries, Inc. (Leisure Time)	4,634	403,251
Polycom, Inc.* (Telecommunications)	11,254	583,520
Potlatch Corp. (Forest Products & Paper)	1,986	79,837
QLogic Corp.* (Semiconductors)	13,902	257,882
Quest Software, Inc.* (Software)	7,944	201,698
Quicksilver Resources, Inc.* (Oil & Gas)	15,888	227,357
Rackspace Hosting, Inc.* (Internet)	12,578	538,967
Rayonier, Inc. (Forest Products & Paper)	5,296	329,994
Realty Income Corp. (REIT)	10,592	370,190
Regal-Beloit Corp. (Hand/Machine Tools)	1,986	146,626
Regency Centers Corp. (REIT)	4,634	201,486
ResMed, Inc.* (Healthcare - Products)	19,860	595,800
RF Micro Devices, Inc.* (Telecommunications)	35,748	229,145
Riverbed Technology, Inc.* (Computers)	19,198	722,805
Rock-Tenn Co. - Class A (Forest Products & Paper)	2,648	183,639
Rollins, Inc. (Commercial Services)	7,944	161,263
Rovi Corp.* (Semiconductors)	14,564	781,359
SEI Investments Co. (Software)	9,268	221,320
Semtech Corp.* (Semiconductors)	7,944	198,759
Senior Housing Properties Trust (REIT)	7,944	183,030
Service Corp. International (Commercial Services)	15,888	175,721
Silgan Holdings, Inc. (Packaging & Containers)	3,310	126,243
Silicon Laboratories, Inc.* (Semiconductors)	5,958	257,445
Skyworks Solutions, Inc.* (Semiconductors)	23,832	772,633
SL Green Realty Corp. (REIT)	9,930	746,736
SM Energy Co. (Oil & Gas)	4,634	343,796
Solera Holdings, Inc. (Software)	9,268	473,595
Sotheby’s (Commercial Services)	8,606	452,676
SPX Corp. (Miscellaneous Manufacturing)	3,310	262,781
STERIS Corp. (Healthcare - Products)	3,972	137,193
Strayer Education, Inc. (Commercial Services)	1,986	259,153
Superior Energy Services, Inc.* (Oil & Gas Services)	9,930	407,130
SVB Financial Group* (Banks)	1,986	113,063
Synopsys, Inc.* (Computers)	10,592	292,869
Taubman Centers, Inc. (REIT)	5,296	283,760
Techne Corp. (Healthcare - Products)	2,648	189,597
The Corporate Executive Board Co. (Commercial Services)	2,648	106,900
The Macerich Co. (REIT)	16,550	819,721
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	3,310	191,483
The Timberland Co. - Class A* (Apparel)	2,648	109,336
The Timken Co. (Metal Fabricate/Hardware)	5,296	276,981
The Warnaco Group, Inc.* (Apparel)	5,958	340,738
Thomas & Betts Corp.* (Electronics)	3,972	236,215
Thoratec Corp.* (Healthcare - Products)	7,282	188,822
Tibco Software, Inc.* (Internet)	21,184	577,264
Tootsie Roll Industries, Inc. (Food)	1,325	37,565
Towers Watson & Co. - Class A (Commercial Services)	2,648	146,858
Tractor Supply Co. (Retail)	9,268	554,782
Trimble Navigation, Ltd.* (Electronics)	9,930	501,862
Tupperware Corp. (Household Products/Wares)	7,944	474,336
tw telecom, Inc.* (Telecommunications)	19,198	368,602
UDR, Inc. (REIT)	10,592	258,127
Under Armour, Inc. - Class A* (Retail)	4,634	315,344
United Rentals, Inc.* (Commercial Services)	3,310	110,157
United Therapeutics Corp.* (Pharmaceuticals)	6,620	443,672
Universal Health Services, Inc. - Class B (Healthcare - Services)	12,578	621,479
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,986	207,279
ValueClick, Inc.* (Internet)	6,620	95,725
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,634	225,537
VCA Antech, Inc.* (Pharmaceuticals)	5,296	133,353
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,578	602,864
Vishay Intertechnology, Inc.* (Electronics)	12,578	223,134
Wabtec Corp. (Machinery - Diversified)	3,310	224,517
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	11,254	457,025
Waste Connections, Inc. (Environmental Control)	8,606	247,767
Watsco, Inc. (Distribution/Wholesale)	1,324	92,296
Weingarten Realty Investors (REIT)	5,296	132,718
WellCare Health Plans, Inc.* (Healthcare - Services)	2,648	111,084
Westamerica Bancorp (Banks)	1,324	68,014
Williams Sonoma, Inc. (Retail)	13,902	563,031
WMS Industries, Inc.* (Leisure Time)	7,282	257,419
Woodward, Inc. (Electronics)	7,944	274,545

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	7,282	$285,746

TOTAL COMMON STOCKS (Cost $58,760,856)		76,513,162

TOTAL INVESTMENT SECURITIES (Cost $58,760,856)—100.2%		76,513,162
Net other assets (liabilities) — (0.2)%		(137,146)

NET ASSETS — 100.0%		$76,376,016

*	Non-income producing security
(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on March 31, 2011.

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$268,997	0.3%
Aerospace/Defense	470,417	0.6%
Airlines	167,936	0.2%
Apparel	1,903,871	2.5%
Auto Manufacturers	234,216	0.3%
Auto Parts & Equipment	685,812	0.9%
Banks	276,048	0.4%
Beverages	1,541,964	2.0%
Biotechnology	888,967	1.2%
Building Materials	317,317	0.4%
Chemicals	2,282,020	3.0%
Coal	511,772	0.7%
Commercial Services	3,245,170	4.2%
Computers	3,077,149	4.0%
Cosmetics/Personal Care	222,055	0.3%
Distribution/Wholesale	539,014	0.7%
Diversified Financial Services	1,788,208	2.3%
Electric	288,149	0.4%
Electrical Components & Equipment	1,828,801	2.4%
Electronics	2,020,650	2.6%
Entertainment	509,422	0.7%
Environmental Control	378,393	0.5%
Food	456,214	0.6%
Forest Products & Paper	593,470	0.8%
Hand/Machine Tools	426,493	0.6%
Healthcare - Products	4,343,308	5.7%
Healthcare - Services	2,109,634	2.8%
Household Products/Wares	1,653,444	2.2%
Insurance	478,527	0.6%
Internet	1,952,959	2.6%
Iron/Steel	84,822	0.1%
Leisure Time	858,264	1.1%
Machinery - Construction & Mining	968,638	1.3%
Machinery - Diversified	2,136,155	2.8%
Media	235,645	0.3%
Metal Fabricate/Hardware	484,260	0.6%
Mining	371,501	0.5%
Miscellaneous Manufacturing	1,176,373	1.5%
Office Furnishings	72,794	0.1%
Oil & Gas	2,354,793	3.1%
Oil & Gas Services	1,424,730	1.9%
Packaging & Containers	317,495	0.4%
Pharmaceuticals	2,254,851	2.9%
Pipelines	391,904	0.5%
REIT	5,965,568	7.8%
Real Estate	528,223	0.7%
Retail	7,995,133	10.5%
Semiconductors	5,124,687	6.7%
Software	4,932,767	6.5%
Telecommunications	2,083,878	2.7%
Transportation	1,078,139	1.4%
Water	212,145	0.3%
Other**	(137,146)	(0.2)%
Total	$76,376,016	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (97.9%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	2,150	$40,592
AAON, Inc. (Building Materials)	645	21,221
AAR Corp.* (Aerospace/Defense)	5,375	148,995
ABM Industries, Inc. (Commercial Services)	6,450	163,765
Acadia Realty Trust (REIT)	2,150	40,678
Actuant Corp. - Class A (Miscellaneous Manufacturing)	9,245	268,105
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,225	52,729
Aerovironment, Inc.* (Aerospace/Defense)	1,075	37,593
Affymetrix, Inc.* (Biotechnology)	9,460	49,287
Agilysys, Inc.* (Computers)	2,580	14,809
Albany International Corp. - Class A (Machinery - Diversified)	3,655	91,009
ALLETE, Inc. (Electric)	4,085	159,192
Alliance One International, Inc.* (Agriculture)	11,610	46,672
AMCOL International Corp. (Mining)	1,720	61,886
Amedisys, Inc.* (Healthcare - Services)	3,870	135,450
American States Water Co. (Water)	1,075	38,550
American Vanguard Corp. (Chemicals)	2,795	24,261
AMERIGROUP Corp.* (Healthcare - Services)	2,580	165,765
Amerisafe, Inc.* (Insurance)	2,365	52,290
AMN Healthcare Services, Inc.* (Commercial Services)	5,160	44,686
AmSurg Corp.* (Healthcare - Services)	4,085	103,922
Analogic Corp. (Electronics)	645	36,475
Anixter International, Inc. (Telecommunications)	3,870	270,474
Apogee Enterprises, Inc. (Building Materials)	3,655	48,209
Applied Industrial Technologies, Inc. (Machinery - Diversified)	4,945	164,471
Arch Chemicals, Inc. (Chemicals)	3,440	143,070
Arctic Cat, Inc.* (Leisure Time)	1,720	26,746
Arkansas Best Corp. (Transportation)	3,440	89,165
Arris Group, Inc.* (Telecommunications)	16,125	205,432
Astec Industries, Inc.* (Machinery - Construction & Mining)	2,580	96,208
ATMI, Inc.* (Semiconductors)	2,795	52,770
Audiovox Corp. - Class A* (Telecommunications)	2,580	20,640
Avid Technology, Inc.* (Software)	3,870	86,301
Avista Corp. (Electric)	7,740	179,026
AZZ, Inc. (Miscellaneous Manufacturing)	645	29,412
B&G Foods, Inc. - Class A (Food)	2,580	48,427
Badger Meter, Inc. (Electronics)	860	35,441
Bank Mutual Corp. (Banks)	6,020	25,465
Bank of the Ozarks, Inc. (Banks)	645	28,193
Barnes Group, Inc. (Miscellaneous Manufacturing)	6,020	125,698
Basic Energy Services, Inc.* (Oil & Gas Services)	1,935	49,362
Bel Fuse, Inc. - Class B (Electronics)	1,505	33,125
Belden, Inc. (Electrical Components & Equipment)	3,440	129,172
Benchmark Electronics, Inc.* (Electronics)	8,170	154,985
Big 5 Sporting Goods Corp. (Retail)	1,290	15,377
BioMed Realty Trust, Inc. (REIT)	9,245	175,840
Black Box Corp. (Telecommunications)	2,365	83,130
Blyth, Inc. (Household Products/Wares)	645	20,956
Boston Private Financial Holdings, Inc. (Banks)	10,105	71,442
Brady Corp. - Class A (Electronics)	7,095	253,221
Briggs & Stratton Corp. (Machinery - Diversified)	6,665	150,962
Brightpoint, Inc.* (Distribution/Wholesale)	9,030	97,885
Bristow Group, Inc.* (Transportation)	4,945	233,898
Brookline Bancorp, Inc. (Savings & Loans)	7,955	83,766
Brooks Automation, Inc.* (Semiconductors)	8,815	121,030
Brown Shoe Co., Inc. (Retail)	5,805	70,937
Brunswick Corp. (Leisure Time)	6,020	153,089
Cabot Microelectronics Corp.* (Chemicals)	1,075	56,169
CACI International, Inc. - Class A* (Computers)	4,085	250,492
Cal-Maine Foods, Inc. (Food)	645	19,028
Calgon Carbon Corp.* (Environmental Control)	3,870	61,456
Callaway Golf Co. (Leisure Time)	8,600	58,652
Cambrex Corp.* (Biotechnology)	3,870	21,285
Cantel Medical Corp. (Healthcare - Products)	430	11,073
Cascade Corp. (Machinery - Diversified)	860	38,339
Casey’s General Stores, Inc. (Retail)	5,160	201,240
CDI Corp. (Commercial Services)	1,720	25,439
Cedar Shopping Centers, Inc. (REIT)	6,235	37,597
Centene Corp.* (Healthcare - Services)	6,665	219,812
Central Garden & Pet Co. - Class A* (Household Products/Wares)	7,095	65,345
Central Vermont Public Service Corp. (Electric)	1,720	40,059
Century Aluminum Co.* (Mining)	4,730	88,356
Ceradyne, Inc.* (Miscellaneous Manufacturing)	3,225	145,383
CH Energy Group, Inc. (Electric)	2,150	108,661
Checkpoint Systems, Inc.* (Electronics)	5,375	120,830
Christopher & Banks Corp. (Retail)	4,730	30,650
Ciber, Inc.* (Computers)	9,460	63,382
Cincinnati Bell, Inc.* (Telecommunications)	26,445	70,873
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,290	60,656
City Holding Co. (Banks)	2,150	76,024
Clarcor, Inc. (Miscellaneous Manufacturing)	3,440	154,559
Clearwater Paper Corp.* (Forest Products & Paper)	1,505	122,507

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Cognex Corp. (Machinery - Diversified)	2,365	$66,811
Cohu, Inc. (Semiconductors)	2,150	33,024
Coldwater Creek, Inc.* (Retail)	7,955	21,001
Colonial Properties Trust (REIT)	6,450	124,162
Columbia Banking System, Inc. (Banks)	5,160	98,917
Comfort Systems USA, Inc. (Building Materials)	5,160	72,601
Community Bank System, Inc. (Banks)	2,795	67,835
Comtech Telecommunications Corp. (Telecommunications)	3,655	99,343
CONMED Corp.* (Healthcare - Products)	3,870	101,704
Corinthian Colleges, Inc.* (Commercial Services)	11,395	50,366
Cross Country Healthcare, Inc.* (Commercial Services)	4,085	31,986
CryoLife, Inc.* (Biotechnology)	2,150	13,115
CTS Corp. (Electronics)	4,515	48,762
Cubic Corp. (Electronics)	860	49,450
Curtiss-Wright Corp. (Aerospace/Defense)	6,235	219,098
Cymer, Inc.* (Electronics)	2,365	133,812
Daktronics, Inc. (Electronics)	2,795	30,046
DealerTrack Holdings, Inc.* (Internet)	2,150	49,364
Delphi Financial Group, Inc. - Class A (Insurance)	7,310	224,490
Deltic Timber Corp. (Forest Products & Paper)	860	57,482
Diamond Foods, Inc. (Food)	1,075	59,985
DiamondRock Hospitality Co. (REIT)	12,255	136,888
Digi International, Inc.* (Software)	3,440	36,326
Dime Community Bancshares, Inc. (Savings & Loans)	2,150	31,734
Drew Industries, Inc. (Building Materials)	2,580	57,611
DSP Group, Inc.* (Semiconductors)	3,225	24,833
Dycom Industries, Inc.* (Engineering & Construction)	4,730	82,018
E.W. Scripps Co.* (Media)	2,580	25,542
Eagle Materials, Inc. - Class A (Building Materials)	4,085	123,612
EastGroup Properties, Inc. (REIT)	1,505	66,175
El Paso Electric Co.* (Electric)	3,225	98,040
Electro Scientific Industries, Inc.* (Electronics)	2,150	37,324
EMCOR Group, Inc.* (Engineering & Construction)	8,815	273,001
Emergent Biosolutions, Inc.* (Biotechnology)	1,075	25,972
Employers Holdings, Inc. (Insurance)	5,160	106,606
EMS Technologies, Inc.* (Telecommunications)	2,150	42,258
Encore Wire Corp. (Electrical Components & Equipment)	2,580	62,797
Entertainment Properties Trust (REIT)	3,225	150,994
Epicor Software Corp.* (Software)	2,365	26,181
EPIQ Systems, Inc. (Software)	4,085	58,661
eResearchTechnology, Inc.* (Internet)	3,010	20,378
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,935	73,820
Esterline Technologies Corp.* (Aerospace/Defense)	4,085	288,891
Ethan Allen Interiors, Inc. (Home Furnishings)	3,870	84,753
Exar Corp.* (Semiconductors)	2,580	15,532
Extra Space Storage, Inc. (REIT)	5,590	115,769
FARO Technologies, Inc.* (Electronics)	1,075	43,000
Federal Signal Corp. (Miscellaneous Manufacturing)	8,385	54,586
FEI Co.* (Electronics)	3,010	101,497
First BanCorp.* (Banks)	2,795	13,975
First Commonwealth Financial Corp. (Banks)	12,685	86,892
First Financial Bancorp (Banks)	4,085	68,179
First Financial Bankshares, Inc. (Banks)	1,505	77,312
First Midwest Bancorp, Inc. (Banks)	9,890	116,603
Forestar Group, Inc.* (Real Estate)	1,935	36,804
Forward Air Corp. (Transportation)	1,720	52,684
Franklin Street Properties Corp. (REIT)	9,460	133,102
Fred’s, Inc. (Retail)	5,160	68,731
Fuller (H.B.) Co. (Chemicals)	6,665	143,164
G & K Services, Inc. (Textiles)	2,580	85,785
GenCorp, Inc.* (Aerospace/Defense)	7,955	47,571
General Communication, Inc. - Class A* (Telecommunications)	2,150	23,521
Genesco, Inc.* (Retail)	1,290	51,858
Gentiva Health Services, Inc.* (Healthcare - Services)	4,085	114,503
GeoResources, Inc.* (Oil & Gas)	430	13,446
Gerber Scientific, Inc.* (Machinery - Diversified)	3,440	32,198
Getty Realty Corp. (REIT)	1,075	24,596
Gibraltar Industries, Inc.* (Iron/Steel)	4,085	48,734
Glacier Bancorp, Inc. (Banks)	9,675	145,609
Greatbatch, Inc.* (Electrical Components & Equipment)	1,290	34,133
Griffon Corp.* (Miscellaneous Manufacturing)	6,235	81,866
Group 1 Automotive, Inc. (Retail)	3,225	138,030
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,935	62,249
Hancock Holding Co. (Banks)	4,515	148,273
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	4,515	117,525
Hanmi Financial Corp.* (Banks)	20,210	25,060
Harmonic, Inc.* (Telecommunications)	7,310	68,568
Haverty Furniture Cos., Inc. (Retail)	2,580	34,211
Headwaters, Inc.* (Energy - Alternate Sources)	8,170	48,203
Healthcare Realty Trust, Inc. (REIT)	5,805	131,773
Healthways, Inc.* (Healthcare - Services)	4,515	69,396
Heartland Express, Inc. (Transportation)	3,870	67,957
Heartland Payment Systems, Inc. (Commercial Services)	5,160	90,455
Heidrick & Struggles International, Inc. (Commercial Services)	2,365	65,818

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Helen of Troy, Ltd.* (Household Products/Wares)	4,085	$120,099
Hillenbrand, Inc. (Commercial Services)	4,515	97,072
Holly Corp. (Oil & Gas)	5,805	352,712
Home Bancshares, Inc. (Banks)	3,010	68,478
Home Properties, Inc. (REIT)	2,150	126,742
Horace Mann Educators Corp. (Insurance)	5,375	90,300
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,010	92,858
Hot Topic, Inc. (Retail)	6,020	34,314
Hub Group, Inc. - Class A* (Transportation)	3,010	108,932
Hutchinson Technology, Inc.* (Computers)	3,225	9,095
ICU Medical, Inc.* (Healthcare - Products)	860	37,651
Independent Bank Corp./MA (Banks)	2,795	75,493
Infinity Property & Casualty Corp. (Insurance)	1,720	102,323
InfoSpace, Inc.* (Internet)	4,730	40,962
Inland Real Estate Corp. (REIT)	6,880	65,635
Insight Enterprises, Inc.* (Retail)	6,235	106,182
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	5,160	138,030
Insperity, Inc. (Commercial Services)	1,505	45,722
Integral Systems, Inc.* (Computers)	1,290	15,699
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	5,590	88,825
Interface, Inc. - Class A (Office Furnishings)	3,870	71,556
Intermec, Inc.* (Machinery - Diversified)	6,450	69,595
Intevac, Inc.* (Machinery - Diversified)	1,720	21,380
Invacare Corp. (Healthcare - Products)	4,300	133,816
Investment Technology Group, Inc.* (Diversified Financial Services)	5,590	101,682
ION Geophysical Corp.* (Oil & Gas Services)	10,320	130,961
J & J Snack Foods Corp. (Food)	860	40,480
Jack in the Box, Inc.* (Retail)	6,880	156,038
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,150	41,603
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,720	33,076
K-Swiss, Inc. - Class A* (Apparel)	3,655	41,192
Kaiser Aluminum Corp. (Mining)	1,935	95,299
Kaman Corp. (Aerospace/Defense)	3,440	121,088
Kaydon Corp. (Metal Fabricate/Hardware)	2,795	109,536
Kelly Services, Inc. - Class A* (Commercial Services)	3,870	84,018
Kendle International, Inc.* (Commercial Services)	1,935	20,724
Kilroy Realty Corp. (REIT)	4,085	158,621
Kite Realty Group Trust (REIT)	8,385	44,524
Knight Transportation, Inc. (Transportation)	4,300	82,775
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,720	73,444
La-Z-Boy, Inc.* (Home Furnishings)	6,880	65,704
LaBranche & Co., Inc.* (Diversified Financial Services)	4,730	18,589
Laclede Group, Inc. (Gas)	3,010	114,681
LaSalle Hotel Properties (REIT)	6,450	174,150
Lawson Products, Inc. (Metal Fabricate/Hardware)	430	9,907
LCA-Vision, Inc.* (Healthcare - Products)	1,505	10,159
Lexington Realty Trust (REIT)	10,320	96,492
LHC Group, Inc.* (Healthcare - Services)	645	19,350
Lithia Motors, Inc. - Class A (Retail)	3,010	43,886
Live Nation, Inc.* (Commercial Services)	20,855	208,550
Liz Claiborne, Inc.* (Apparel)	8,385	45,195
LogMeIn, Inc.* (Telecommunications)	1,075	45,322
LoJack Corp.* (Electronics)	1,505	7,058
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,075	42,613
LTC Properties, Inc. (REIT)	1,720	48,745
Lufkin Industries, Inc. (Oil & Gas Services)	1,935	180,864
Lydall, Inc.* (Miscellaneous Manufacturing)	2,365	21,025
M/I Schottenstein Homes, Inc.* (Home Builders)	2,580	38,674
Magellan Health Services, Inc.* (Healthcare - Services)	1,505	73,865
Marcus Corp. (Lodging)	2,795	30,466
MarineMax, Inc.* (Retail)	3,010	29,679
Materion Corp.* (Metal Fabricate/Hardware)	860	35,088
Matrix Service Co.* (Oil & Gas Services)	3,440	47,816
Meadowbrook Insurance Group, Inc. (Insurance)	4,945	51,181
MedCath Corp.* (Healthcare - Services)	2,795	38,990
Medical Properties Trust, Inc. (REIT)	5,590	64,676
Meridian Bioscience, Inc. (Healthcare - Products)	2,365	56,736
Merit Medical Systems, Inc.* (Healthcare - Products)	1,505	29,528
Meritage Homes Corp.* (Home Builders)	4,300	103,759
Methode Electronics, Inc. (Electronics)	4,945	59,736
Microsemi Corp.* (Semiconductors)	5,805	120,222
Mid-America Apartment Communities, Inc. (REIT)	1,935	124,227
Midas, Inc.* (Commercial Services)	1,935	14,841
MKS Instruments, Inc. (Semiconductors)	4,300	143,190
Mobile Mini, Inc.* (Storage/Warehousing)	2,365	56,807
Molina Healthcare, Inc.* (Healthcare - Services)	2,365	94,600
Monarch Casino & Resort, Inc.* (Lodging)	860	8,944
Moog, Inc. - Class A* (Aerospace/Defense)	6,020	276,378
Movado Group, Inc.* (Retail)	2,365	34,718

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
MTS Systems Corp. (Computers)	1,075	$48,966
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,160	188,959
Multimedia Games, Inc.* (Leisure Time)	3,655	20,943
Myers Industries, Inc. (Miscellaneous Manufacturing)	4,730	46,969
Nara Bancorp, Inc.* (Banks)	5,160	49,639
Nash Finch Co. (Food)	1,720	65,257
National Financial Partners* (Diversified Financial Services)	3,225	47,569
National Penn Bancshares, Inc. (Banks)	11,395	88,197
National Retail Properties, Inc. (REIT)	4,300	112,359
Natus Medical, Inc.* (Healthcare - Products)	1,720	28,896
Navigant Consulting Co.* (Commercial Services)	6,880	68,731
NBT Bancorp, Inc. (Banks)	4,515	102,897
NCI Building Systems, Inc.* (Building Materials)	1,720	21,792
NCI, Inc. - Class A* (Computers)	430	10,479
Neenah Paper, Inc. (Forest Products & Paper)	1,935	42,512
Network Equipment Technologies, Inc.* (Telecommunications)	2,150	8,106
New Jersey Resources Corp. (Gas)	5,590	240,090
Newport Corp.* (Electronics)	2,365	42,168
Northwest Natural Gas Co. (Gas)	2,365	109,097
NorthWestern Corp. (Electric)	4,945	149,833
NTELOS Holdings Corp. (Telecommunications)	1,720	31,665
Nutrisystem, Inc. (Commercial Services)	1,720	24,923
O’Charley’s, Inc.* (Retail)	2,580	15,403
OfficeMax, Inc.* (Retail)	11,395	147,451
Old Dominion Freight Line, Inc.* (Transportation)	2,795	98,077
Old National Bancorp (Banks)	12,685	135,983
Olympic Steel, Inc. (Iron/Steel)	1,290	42,325
OM Group, Inc.* (Chemicals)	1,720	62,849
Omnicell, Inc.* (Software)	2,150	32,766
On Assignment, Inc.* (Commercial Services)	4,945	46,780
Orbital Sciences Corp.* (Aerospace/Defense)	3,655	69,153
Oxford Industries, Inc. (Apparel)	860	29,403
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,720	25,542
Papa John’s International, Inc.* (Retail)	1,290	40,854
Park Electrochemical Corp. (Electronics)	1,720	55,470
Parkway Properties, Inc. (REIT)	3,010	51,170
PC-Tel, Inc.* (Internet)	2,365	18,140
Penn Virginia Corp. (Oil & Gas)	6,020	102,099
Pennsylvania REIT (REIT)	3,870	55,225
Pericom Semiconductor Corp.* (Semiconductors)	1,505	15,607
Perry Ellis International, Inc.* (Apparel)	645	17,750
Petroleum Development* (Oil & Gas)	2,150	103,221
PetroQuest Energy, Inc.* (Oil & Gas)	4,300	40,248
PharMerica Corp.* (Pharmaceuticals)	3,870	44,273
Piedmont Natural Gas Co., Inc. (Gas)	6,235	189,232
Pinnacle Entertainment, Inc.* (Entertainment)	4,730	64,423
Pinnacle Financial Partners, Inc.* (Banks)	4,515	74,678
Pioneer Drilling Co.* (Oil & Gas)	7,310	100,878
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,935	80,167
Plexus Corp.* (Electronics)	2,365	82,917
PolyOne Corp. (Chemicals)	5,160	73,324
Pool Corp. (Distribution/Wholesale)	6,450	155,509
Post Properties, Inc. (REIT)	3,655	143,459
Powell Industries, Inc.* (Electrical Components & Equipment)	1,290	50,878
Presidential Life Corp. (Insurance)	2,795	26,636
Prestige Brands Holdings, Inc.* (Healthcare - Products)	3,870	44,505
PrivateBancorp, Inc. (Banks)	7,740	118,345
ProAssurance Corp.* (Insurance)	4,085	258,866
Prospect Capital Corp. (Investment Companies)	11,825	144,383
Provident Financial Services, Inc. (Savings & Loans)	4,515	66,822
PS Business Parks, Inc. (REIT)	1,290	74,743
PSS World Medical, Inc.* (Healthcare - Products)	3,440	93,396
Pulse Electronics Corp. (Semiconductors)	3,655	22,113
Quanex Building Products Corp. (Building Materials)	4,945	97,070
Quiksilver, Inc.* (Apparel)	17,415	76,974
RadiSys Corp.* (Computers)	1,935	16,757
RC2 Corp.* (Toys/Games/Hobbies)	1,720	48,332
Red Robin Gourmet Burgers, Inc.* (Retail)	2,150	57,835
RehabCare Group, Inc.* (Healthcare - Services)	3,225	118,906
RLI Corp. (Insurance)	2,150	123,947
Robbins & Myers, Inc. (Machinery - Diversified)	3,655	168,093
Rofin-Sinar Technologies, Inc.* (Electronics)	2,365	93,417
Rogers Corp.* (Electronics)	1,290	58,127
RTI International Metals, Inc.* (Mining)	2,580	80,367
Ruby Tuesday, Inc.* (Retail)	8,600	112,746
Rudolph Technologies, Inc.* (Semiconductors)	2,580	28,225
Ruth’s Hospitality Group, Inc.* (Retail)	4,085	21,079
S&T Bancorp, Inc. (Banks)	3,225	69,563
Safety Insurance Group, Inc. (Insurance)	1,935	89,223
Sanderson Farms, Inc. (Food)	2,580	118,474
Saul Centers, Inc. (REIT)	645	28,735
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,440	36,464
ScanSource, Inc.* (Distribution/Wholesale)	3,655	138,853
School Specialty, Inc.* (Retail)	2,150	30,745
Schulman (A.), Inc. (Chemicals)	4,300	106,296
SEACOR SMIT, Inc. (Oil & Gas Services)	860	79,516

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Selective Insurance Group, Inc. (Insurance)	7,310	$126,463
Seneca Foods Corp. - Class A* (Food)	1,290	38,532
SFN Group, Inc.* (Commercial Services)	6,880	96,939
Shuffle Master, Inc.* (Entertainment)	3,225	34,443
Sigma Designs, Inc.* (Semiconductors)	1,290	16,706
Simmons First National Corp. - Class A (Banks)	2,365	64,068
Simpson Manufacturing Co., Inc. (Building Materials)	5,375	158,347
Skechers U.S.A., Inc. - Class A* (Apparel)	4,515	92,738
Skyline Corp. (Home Builders)	645	12,932
SkyWest, Inc. (Airlines)	7,095	120,047
Smith Corp. (Miscellaneous Manufacturing)	1,935	85,798
Snyders-Lance, Inc. (Food)	3,010	59,749
Sonic Automotive, Inc. (Retail)	4,730	66,267
Sonic Corp.* (Retail)	5,160	46,698
South Jersey Industries, Inc. (Gas)	2,365	132,369
Southwest Gas Corp. (Gas)	6,020	234,599
Sovran Self Storage, Inc. (REIT)	2,150	85,032
Spartan Motors, Inc. (Auto Parts & Equipment)	4,515	30,973
Spartan Stores, Inc. (Food)	3,010	44,518
Stage Stores, Inc. (Retail)	4,945	95,043
Standard Microsystems Corp.* (Semiconductors)	1,720	42,415
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,580	35,681
Standard Pacific Corp.* (Home Builders)	13,115	48,919
Standex International Corp. (Miscellaneous Manufacturing)	1,720	65,171
StarTek, Inc.* (Commercial Services)	1,505	7,585
Stein Mart, Inc. (Retail)	3,655	36,952
Stepan Co. (Chemicals)	1,075	77,937
Sterling Bancorp (Banks)	4,085	40,891
Sterling Bancshares, Inc. (Banks)	13,545	116,622
Stewart Information Services Corp. (Insurance)	2,580	27,038
Stone Energy Corp.* (Oil & Gas)	2,795	93,269
STR Holdings, Inc.* (Miscellaneous Manufacturing)	3,010	57,732
Super Micro Computer, Inc.* (Computers)	1,505	24,140
Superior Industries International, Inc. (Auto Parts & Equipment)	1,935	49,613
Supertex, Inc.* (Semiconductors)	1,075	23,951
SurModics, Inc.* (Healthcare - Products)	1,075	13,438
Susquehanna Bancshares, Inc. (Banks)	17,415	162,830
Swift Energy Co.* (Oil & Gas)	3,655	155,995
SWS Group, Inc. (Diversified Financial Services)	3,870	23,491
Sykes Enterprises, Inc.* (Computers)	2,580	51,007
Symmetricom, Inc.* (Telecommunications)	2,795	17,133
Symmetry Medical, Inc.* (Healthcare - Products)	4,730	46,354
SYNNEX Corp.* (Software)	3,225	105,554
Take-Two Interactive Software, Inc.* (Software)	6,235	95,832
Tekelec* (Telecommunications)	9,245	75,069
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,945	255,706
TeleTech Holdings, Inc.* (Commercial Services)	1,290	25,000
Tessera Technologies, Inc.* (Semiconductors)	2,795	51,037
Tetra Tech, Inc.* (Environmental Control)	3,655	90,242
TETRA Technologies, Inc.* (Oil & Gas Services)	10,320	158,928
Texas Capital Bancshares, Inc.* (Banks)	4,945	128,521
Texas Industries, Inc. (Building Materials)	3,655	165,316
The Andersons, Inc. (Agriculture)	1,075	52,374
The Cato Corp. - Class A (Retail)	1,505	36,873
The Children’s Place Retail Stores, Inc.* (Retail)	1,935	96,421
The Finish Line, Inc. - Class A (Retail)	2,365	46,945
The Geo Group, Inc.* (Commercial Services)	8,600	220,504
The Hain Celestial Group, Inc.* (Food)	3,440	111,043
The Knot, Inc.* (Internet)	2,365	28,498
The Men’s Wearhouse, Inc. (Retail)	3,225	87,268
The Navigators Group, Inc.* (Insurance)	1,720	88,580
The Pep Boys - Manny, Moe & Jack (Retail)	7,095	90,177
The Standard Register Co. (Household Products/Wares)	1,720	5,710
THQ, Inc.* (Software)	9,030	41,177
Tollgrade Communications, Inc.* (Telecommunications)	860	8,669
Tompkins Financial Corp. (Banks)	645	26,800
Toro Co. (Housewares)	1,720	113,898
Tower Group, Inc. (Insurance)	2,365	56,831
TradeStation Group, Inc.* (Diversified Financial Services)	5,375	37,733
Tredegar Corp. (Miscellaneous Manufacturing)	3,010	64,956
TrueBlue, Inc.* (Commercial Services)	3,440	57,758
TrustCo Bank Corp. NY (Banks)	10,320	61,198
Tuesday Morning Corp.* (Retail)	4,945	24,231
UIL Holdings Corp. (Electric)	6,665	203,416
Ultratech Stepper, Inc.* (Semiconductors)	1,720	50,568
UMB Financial Corp. (Banks)	2,580	96,376
Umpqua Holdings Corp. (Banks)	15,265	174,632
UniFirst Corp. (Textiles)	860	45,589
Unisource Energy Corp. (Electric)	4,945	178,663
United Bankshares, Inc. (Banks)	5,160	136,843
United Community Banks, Inc.* (Banks)	12,685	30,063
United Fire & Casualty Co. (Insurance)	2,795	56,487
United Natural Foods, Inc.* (Food)	2,580	115,636
United Online, Inc. (Internet)	11,825	74,557

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
United Stationers, Inc. (Distribution/Wholesale)	3,010	$213,860
Universal Forest Products, Inc. (Building Materials)	2,580	94,557
Universal Health Realty Income Trust (REIT)	860	34,856
Urstadt Biddle Properties - Class A (REIT)	1,505	28,625
USA Mobility, Inc. (Telecommunications)	1,720	24,923
Viad Corp. (Commercial Services)	2,795	66,856
Vitamin Shoppe, Inc.* (Retail)	2,150	72,734
Watts Water Technologies, Inc. - Class A (Electronics)	3,870	147,795
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,665	50,921
WD-40 Co. (Household Products/Wares)	1,075	45,516
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,580	115,507
Whitney Holding Corp. (Banks)	12,900	175,698
Wilmington Trust Corp. (Banks)	12,255	55,393
Wilshire Bancorp, Inc.* (Banks)	2,580	12,642
Winnebago Industries, Inc.* (Home Builders)	3,870	51,742
Wintrust Financial Corp. (Banks)	4,730	173,827
Wolverine World Wide, Inc. (Apparel)	2,795	104,198
World Fuel Services Corp. (Retail)	9,245	375,439
Zale Corp.* (Retail)	3,010	12,010
Zep, Inc. (Chemicals)	3,010	52,404

TOTAL COMMON STOCKS (Cost $26,060,926)		35,047,465

	Principal Amount	Value
Repurchase Agreements (a) (0.8%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $282,000	$282,000	$282,000

TOTAL REPURCHASE AGREEMENTS (Cost $282,000)		282,000

TOTAL INVESTMENT SECURITIES (Cost $26,342,926)—98.7%		35,329,465
Net other assets (liabilities) — 1.3%		469,125

NET ASSETS — 100.0%		$35,798,590

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$1,464,473	4.1%
Agriculture	99,046	0.3%
Airlines	120,047	0.3%
Apparel	407,450	1.1%
Auto Parts & Equipment	116,267	0.3%
Banks	3,289,456	9.2%
Biotechnology	146,123	0.4%
Building Materials	860,336	2.4%
Chemicals	739,474	2.1%
Commercial Services	1,558,518	4.4%
Computers	504,826	1.4%
Distribution/Wholesale	606,107	1.7%
Diversified Financial Services	398,056	1.1%
Electric	1,116,890	3.1%
Electrical Components & Equipment	329,709	0.9%
Electronics	1,624,656	4.5%
Energy - Alternate Sources	48,203	0.1%
Engineering & Construction	493,049	1.4%
Entertainment	98,866	0.3%
Environmental Control	151,698	0.4%
Food	721,129	2.0%
Forest Products & Paper	273,422	0.8%
Gas	1,020,068	2.9%
Healthcare - Products	865,830	2.4%
Healthcare - Services	1,154,559	3.2%
Home Builders	256,026	0.7%
Home Furnishings	150,457	0.4%
Household Products/Wares	257,626	0.7%
Housewares	113,898	0.3%
Insurance	1,481,261	4.1%
Internet	231,899	0.7%
Investment Companies	144,383	0.4%
Iron/Steel	91,059	0.3%
Leisure Time	259,430	0.7%
Lodging	39,410	0.1%
Machinery - Construction & Mining	96,208	0.3%
Machinery - Diversified	802,858	2.2%
Media	25,542	0.1%
Metal Fabricate/Hardware	444,738	1.2%
Mining	325,908	0.9%
Miscellaneous Manufacturing	1,424,213	4.0%
Office Furnishings	71,556	0.2%
Oil & Gas	961,868	2.7%
Oil & Gas Services	802,554	2.2%
Pharmaceuticals	44,273	0.1%
REIT	2,655,590	7.4%
Real Estate	36,804	0.1%
Retail	2,550,023	7.1%
Savings & Loans	182,322	0.5%
Semiconductors	761,223	2.1%
Software	482,798	1.4%
Storage/Warehousing	56,807	0.2%
Telecommunications	1,095,126	3.1%
Textiles	131,374	0.4%
Toys/Games/Hobbies	89,935	0.3%
Transportation	733,488	2.1%
Water	38,550	0.1%
Other**	751,125	2.1%
Total	$35,798,590	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.0%)
AAON, Inc. (Building Materials)	1,422	$46,784
Abaxis, Inc.* (Healthcare - Products)	5,688	164,042
Acadia Realty Trust (REIT)	5,688	107,617
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,555	58,124
Aerovironment, Inc.* (Aerospace/Defense)	1,422	49,727
Air Methods Corp.* (Healthcare - Services)	2,844	191,259
Align Technology, Inc.* (Healthcare - Products)	16,353	334,909
Allegiant Travel Co. (Airlines)	3,555	155,745
Almost Family, Inc.* (Healthcare - Services)	2,133	80,286
AMCOL International Corp. (Mining)	2,844	102,327
American Medical Systems Holdings, Inc.* (Healthcare - Products)	18,486	400,037
American Public Education, Inc.* (Commercial Services)	4,266	172,560
American Science & Engineering, Inc. (Electronics)	2,133	197,004
American States Water Co. (Water)	2,133	76,489
AMERIGROUP Corp.* (Healthcare - Services)	7,110	456,818
Analogic Corp. (Electronics)	2,133	120,621
Arbitron, Inc. (Commercial Services)	6,399	256,152
ArQule, Inc.* (Biotechnology)	10,665	76,361
Atlantic Tele-Network, Inc. (Environmental Control)	2,133	79,326
ATMI, Inc.* (Semiconductors)	2,844	53,695
AZZ, Inc. (Miscellaneous Manufacturing)	2,133	97,265
B&G Foods, Inc. - Class A (Food)	7,110	133,455
Badger Meter, Inc. (Electronics)	2,133	87,901
Balchem Corp. (Chemicals)	7,110	266,767
Bank of the Ozarks, Inc. (Banks)	2,133	93,233
Basic Energy Services, Inc.* (Oil & Gas Services)	2,133	54,413
Belden, Inc. (Electrical Components & Equipment)	4,977	186,886
Big 5 Sporting Goods Corp. (Retail)	2,844	33,900
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	5,688	127,639
BioMed Realty Trust, Inc. (REIT)	14,931	283,988
BJ’s Restaurants, Inc.* (Retail)	5,688	223,709
Blackbaud, Inc. (Software)	10,665	290,515
Blue Coat Systems, Inc.* (Internet)	10,665	300,326
Blue Nile, Inc.* (Internet)	3,555	191,934
Boston Beer Co., Inc. - Class A* (Beverages)	2,133	197,558
Bottomline Technologies, Inc.* (Diversified Financial Services)	7,821	196,620
Brunswick Corp. (Leisure Time)	10,665	271,211
Buckeye Technologies, Inc. (Forest Products & Paper)	9,243	251,687
Buffalo Wild Wings, Inc.* (Retail)	4,266	232,198
Cabela’s, Inc.* (Retail)	9,954	248,950
Cabot Microelectronics Corp.* (Chemicals)	3,555	185,749
Cal-Maine Foods, Inc. (Food)	2,133	62,924
Calavo Growers, Inc. (Food)	2,844	62,141
Calgon Carbon Corp.* (Environmental Control)	6,399	101,616
California Pizza Kitchen, Inc.* (Retail)	5,688	96,013
Cantel Medical Corp. (Healthcare - Products)	2,133	54,925
Capella Education Co.* (Commercial Services)	4,266	212,404
CARBO Ceramics, Inc. (Oil & Gas Services)	4,977	702,354
Cardtronics, Inc.* (Commercial Services)	7,110	144,689
Carter’s, Inc.* (Apparel)	14,220	407,119
Cascade Corp. (Machinery - Diversified)	711	31,696
Cash America International, Inc. (Retail)	7,110	327,416
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	9,243	516,961
Cbeyond, Inc.* (Telecommunications)	7,821	91,271
CEC Entertainment, Inc. (Retail)	4,977	187,782
Century Aluminum Co.* (Mining)	4,977	92,970
CEVA, Inc.* (Semiconductors)	5,688	152,040
Chemed Corp. (Commercial Services)	4,977	331,518
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,133	100,294
Clarcor, Inc. (Miscellaneous Manufacturing)	5,688	255,562
Cognex Corp. (Machinery - Diversified)	5,688	160,686
Cohu, Inc. (Semiconductors)	2,133	32,763
Coinstar, Inc.* (Commercial Services)	7,821	359,140
Colonial Properties Trust (REIT)	7,821	150,554
Community Bank System, Inc. (Banks)	2,844	69,024
Commvault Systems, Inc.* (Software)	10,665	425,320
Computer Programs & Systems, Inc. (Software)	2,844	182,812
comScore, Inc.* (Internet)	6,399	188,835
Consolidated Graphics, Inc.* (Commercial Services)	2,133	116,526
Contango Oil & Gas Co. (Oil & Gas)	2,844	179,855
CorVel Corp.* (Commercial Services)	1,422	75,622
Cracker Barrel Old Country Store, Inc. (Retail)	5,688	279,508
Crocs, Inc.* (Apparel)	21,330	380,527
CryoLife, Inc.* (Biotechnology)	2,844	17,348
CSG Systems International, Inc.* (Software)	8,532	170,128
Cubic Corp. (Electronics)	2,133	122,648
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	14,220	358,913
Cyberonics, Inc.* (Healthcare - Products)	5,688	180,935
Cymer, Inc.* (Electronics)	2,844	160,914
Daktronics, Inc. (Electronics)	3,555	38,216
Darling International, Inc.* (Environmental Control)	28,440	437,123
DealerTrack Holdings, Inc.* (Internet)	6,399	146,921
Deltic Timber Corp. (Forest Products & Paper)	1,422	95,046
DG Fastchannel, Inc.* (Media)	5,688	183,267
Diamond Foods, Inc. (Food)	3,555	198,369

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
DiamondRock Hospitality Co. (REIT)	18,486	$206,489
Dime Community Bancshares, Inc. (Savings & Loans)	2,844	41,977
DineEquity, Inc.* (Retail)	3,555	195,454
Diodes, Inc.* (Semiconductors)	8,532	290,600
Dionex Corp.* (Electronics)	4,266	503,601
DTS, Inc.* (Home Furnishings)	4,266	198,924
E.W. Scripps Co.* (Media)	2,844	28,156
Eagle Materials, Inc. - Class A (Building Materials)	3,555	107,574
EastGroup Properties, Inc. (REIT)	3,555	156,313
Ebix, Inc.* (Software)	9,243	218,597
eHealth, Inc.* (Insurance)	5,688	75,650
El Paso Electric Co.* (Electric)	4,977	151,301
Electro Scientific Industries, Inc.* (Electronics)	2,133	37,029
Emergent Biosolutions, Inc.* (Biotechnology)	2,844	68,711
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	4,977	180,765
Entertainment Properties Trust (REIT)	5,688	266,312
Enzo Biochem, Inc.* (Biotechnology)	8,532	35,749
Epicor Software Corp.* (Software)	7,110	78,708
eResearchTechnology, Inc.* (Internet)	4,977	33,694
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,844	108,499
Exar Corp.* (Semiconductors)	6,399	38,522
Exponent, Inc.* (Commercial Services)	3,555	158,589
Extra Space Storage, Inc. (REIT)	11,376	235,597
EZCORP, Inc. - Class A* (Retail)	12,087	379,411
FARO Technologies, Inc.* (Electronics)	2,133	85,320
FEI Co.* (Electronics)	4,266	143,850
First Cash Financial Services, Inc.* (Retail)	7,821	301,891
First Financial Bancorp (Banks)	6,399	106,799
First Financial Bankshares, Inc. (Banks)	2,133	109,572
Forestar Group, Inc.* (Real Estate)	4,977	94,663
Forrester Research, Inc. (Commercial Services)	3,555	136,121
Forward Air Corp. (Transportation)	4,266	130,668
General Communication, Inc. - Class A* (Telecommunications)	5,688	62,227
Genesco, Inc.* (Retail)	3,555	142,911
GeoResources, Inc.* (Oil & Gas)	3,555	111,165
Getty Realty Corp. (REIT)	4,266	97,606
Greatbatch, Inc.* (Electrical Components & Equipment)	3,555	94,065
Gulfport Energy Corp.* (Oil & Gas)	9,243	334,134
Haemonetics Corp.* (Healthcare - Products)	6,399	419,390
Harmonic, Inc.* (Telecommunications)	10,665	100,038
Healthcare Realty Trust, Inc. (REIT)	5,688	129,118
Healthcare Services Group, Inc. (Commercial Services)	16,353	287,486
HealthSpring, Inc.* (Healthcare - Services)	15,642	584,542
Heartland Express, Inc. (Transportation)	4,977	87,396
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	2,133	42,937
Hibbett Sports, Inc.* (Retail)	7,110	254,609
Hillenbrand, Inc. (Commercial Services)	7,110	152,865
Hittite Microwave Corp.* (Semiconductors)	6,399	408,064
HMS Holdings Corp.* (Commercial Services)	7,110	581,954
Home Properties, Inc. (REIT)	5,688	335,308
HSN, Inc.* (Retail)	9,243	296,053
Hub Group, Inc. - Class A* (Transportation)	3,555	128,655
Iconix Brand Group, Inc.* (Apparel)	17,775	381,807
ICU Medical, Inc.* (Healthcare - Products)	1,422	62,255
iGATE Corp. (Computers)	7,110	133,455
II-VI, Inc.* (Electronics)	6,399	318,350
Inland Real Estate Corp. (REIT)	6,399	61,046
Insperity, Inc. (Commercial Services)	2,844	86,401
Integra LifeSciences Holdings* (Biotechnology)	4,977	236,009
Integral Systems, Inc.* (Computers)	2,133	25,959
Interactive Intelligence, Inc.* (Software)	3,555	137,614
Interface, Inc. - Class A (Office Furnishings)	8,532	157,757
Interval Leisure Group, Inc.* (Leisure Time)	9,954	162,748
Intevac, Inc.* (Machinery - Diversified)	2,133	26,513
ION Geophysical Corp.* (Oil & Gas Services)	18,486	234,587
IPC The Hospitalist Co.* (Healthcare - Services)	4,266	193,719
J & J Snack Foods Corp. (Food)	2,133	100,400
j2 Global Communications, Inc.* (Internet)	11,376	335,706
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,844	55,031
JDA Software Group, Inc.* (Software)	9,954	301,208
John Bean Technologies Corp. (Miscellaneous Manufacturing)	4,266	82,035
Jos. A. Bank Clothiers, Inc.* (Retail)	6,399	325,581
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	9,243	158,702
Kaydon Corp. (Metal Fabricate/Hardware)	2,844	111,456
Kensey Nash Corp.* (Healthcare - Products)	2,133	53,133
Kid Brands, Inc.* (Household Products/Wares)	4,977	36,581
Kilroy Realty Corp. (REIT)	5,688	220,865
Kirkland’s, Inc.* (Retail)	3,555	54,889
Knight Transportation, Inc. (Transportation)	7,110	136,868
Kopin Corp.* (Semiconductors)	15,642	71,797
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	2,133	91,079
Kulicke & Soffa Industries, Inc.* (Semiconductors)	17,064	159,548
Landauer, Inc. (Commercial Services)	2,133	131,222
LaSalle Hotel Properties (REIT)	7,110	191,970

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
LCA-Vision, Inc.* (Healthcare - Products)	1,422	$9,599
Lexington Realty Trust (REIT)	12,087	113,013
LHC Group, Inc.* (Healthcare - Services)	2,844	85,320
Lindsay Manufacturing Co. (Machinery - Diversified)	2,844	224,733
Liquidity Services, Inc.* (Internet)	4,266	76,191
Littelfuse, Inc. (Electrical Components & Equipment)	5,688	324,785
Liz Claiborne, Inc.* (Apparel)	7,821	42,155
LogMeIn, Inc.* (Telecommunications)	2,133	89,927
LoJack Corp.* (Electronics)	1,422	6,669
LSB Industries, Inc.* (Miscellaneous Manufacturing)	2,133	84,552
LTC Properties, Inc. (REIT)	3,555	100,749
Lufkin Industries, Inc. (Oil & Gas Services)	4,266	398,743
Lumber Liquidators Holdings, Inc.* (Retail)	5,688	142,143
Magellan Health Services, Inc.* (Healthcare - Services)	4,977	244,271
Maidenform Brands, Inc.* (Apparel)	5,688	162,506
Manhattan Associates, Inc.* (Computers)	4,977	162,847
Materion Corp.* (Metal Fabricate/Hardware)	3,555	145,044
MAXIMUS, Inc. (Commercial Services)	4,266	346,271
Meadowbrook Insurance Group, Inc. (Insurance)	4,266	44,153
Medical Properties Trust, Inc. (REIT)	17,064	197,431
Medifast, Inc.* (Commercial Services)	3,555	70,211
Mercury Computer Systems, Inc.* (Computers)	7,110	150,448
Meridian Bioscience, Inc. (Healthcare - Products)	5,688	136,455
Merit Medical Systems, Inc.* (Healthcare - Products)	4,266	83,699
Micrel, Inc. (Semiconductors)	12,087	162,933
Microsemi Corp.* (Semiconductors)	9,954	206,147
MicroStrategy, Inc. - Class A* (Software)	2,133	286,846
Mid-America Apartment Communities, Inc. (REIT)	4,977	319,523
MKS Instruments, Inc. (Semiconductors)	4,977	165,734
Mobile Mini, Inc.* (Storage/Warehousing)	4,977	119,548
Monarch Casino & Resort, Inc.* (Lodging)	711	7,394
Monolithic Power Systems, Inc.* (Semiconductors)	8,532	121,069
Monro Muffler Brake, Inc. (Commercial Services)	7,110	234,488
MTS Systems Corp. (Computers)	2,133	97,158
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	2,844	229,454
National Financial Partners* (Diversified Financial Services)	4,977	73,411
National Penn Bancshares, Inc. (Banks)	9,243	71,541
National Presto Industries, Inc. (Housewares)	1,422	160,231
National Retail Properties, Inc. (REIT)	12,798	334,412
Natus Medical, Inc.* (Healthcare - Products)	4,266	71,669
NCI Building Systems, Inc.* (Building Materials)	711	9,008
NCI, Inc. - Class A* (Computers)	1,422	34,654
Neogen Corp.* (Pharmaceuticals)	5,688	235,369
NETGEAR, Inc.* (Telecommunications)	8,532	276,778
NetScout Systems, Inc.* (Computers)	8,532	233,094
Network Equipment Technologies, Inc.* (Telecommunications)	3,555	13,402
Neutral Tandem, Inc.* (Telecommunications)	7,821	115,360
Newport Corp.* (Electronics)	4,977	88,740
Nolan Co.* (Media)	7,110	86,315
Northwest Natural Gas Co. (Gas)	2,133	98,395
Novatel Wireless, Inc.* (Telecommunications)	7,821	42,703
NTELOS Holdings Corp. (Telecommunications)	4,266	78,537
Nutrisystem, Inc. (Commercial Services)	3,555	51,512
Oil States International, Inc.* (Oil & Gas Services)	12,087	920,304
Old Dominion Freight Line, Inc.* (Transportation)	4,977	174,643
OM Group, Inc.* (Chemicals)	4,266	155,880
Omnicell, Inc.* (Software)	4,266	65,014
Oplink Communications, Inc.* (Telecommunications)	4,977	97,002
optionsXpress Holdings, Inc. (Diversified Financial Services)	10,665	195,276
Orbital Sciences Corp.* (Aerospace/Defense)	7,821	147,973
Orion Marine Group, Inc.* (Engineering & Construction)	6,399	68,725
OSI Systems, Inc.* (Electronics)	4,266	160,103
Oxford Industries, Inc. (Apparel)	2,133	72,927
P.F. Chang’s China Bistro, Inc. (Retail)	5,688	262,729
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,422	21,117
Papa John’s International, Inc.* (Retail)	2,844	90,069
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	8,532	265,175
PAREXEL International Corp.* (Commercial Services)	14,220	354,078
Park Electrochemical Corp. (Electronics)	1,422	45,860
Peet’s Coffee & Tea, Inc.* (Beverages)	2,844	136,768
Pennsylvania REIT (REIT)	6,399	91,314
Perficient, Inc.* (Internet)	7,110	85,391
Pericom Semiconductor Corp.* (Semiconductors)	3,555	36,865
Perry Ellis International, Inc.* (Apparel)	1,422	39,133
PetMed Express, Inc. (Pharmaceuticals)	5,688	90,212

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Petroleum Development* (Oil & Gas)	2,133	$102,405
PetroQuest Energy, Inc.* (Oil & Gas)	5,688	53,240
Piedmont Natural Gas Co., Inc. (Gas)	6,399	194,210
Pinnacle Entertainment, Inc.* (Entertainment)	6,399	87,154
Plexus Corp.* (Electronics)	5,688	199,421
PolyOne Corp. (Chemicals)	13,509	191,963
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	4,266	363,165
Post Properties, Inc. (REIT)	5,688	223,254
Power Integrations, Inc. (Semiconductors)	7,110	272,526
Pre-Paid Legal Services, Inc.* (Commercial Services)	2,133	140,778
Prestige Brands Holdings, Inc.* (Healthcare - Products)	4,977	57,236
Progress Software Corp.* (Software)	16,353	475,709
Provident Financial Services, Inc. (Savings & Loans)	4,266	63,137
PS Business Parks, Inc. (REIT)	2,133	123,586
PSS World Medical, Inc.* (Healthcare - Products)	7,110	193,037
Pulse Electronics Corp. (Semiconductors)	3,555	21,508
Quaker Chemical Corp. (Chemicals)	2,844	114,243
Quality Systems, Inc. (Software)	4,977	414,783
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	14,931	215,156
Radiant Systems, Inc.* (Computers)	8,532	151,016
RadiSys Corp.* (Computers)	2,844	24,629
RC2 Corp.* (Toys/Games/Hobbies)	2,133	59,937
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	17,775	798,809
RightNow Technologies, Inc.* (Software)	5,688	178,034
Robbins & Myers, Inc. (Machinery - Diversified)	4,266	196,193
Rofin-Sinar Technologies, Inc.* (Electronics)	2,844	112,338
Rogers Corp.* (Electronics)	1,422	64,075
RTI International Metals, Inc.* (Mining)	2,844	88,591
Rudolph Technologies, Inc.* (Semiconductors)	2,844	31,113
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	14,220	498,127
Saul Centers, Inc. (REIT)	1,422	63,350
Savient Pharmaceuticals, Inc.* (Biotechnology)	10,665	113,049
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	4,266	215,902
SEACOR SMIT, Inc. (Oil & Gas Services)	3,555	328,695
Shuffle Master, Inc.* (Entertainment)	7,110	75,935
Sigma Designs, Inc.* (Semiconductors)	4,266	55,245
Signature Bank* (Banks)	9,954	561,406
Skyline Corp. (Home Builders)	711	14,256
Smith Corp. (Miscellaneous Manufacturing)	4,977	220,680
Smith Micro Software, Inc.* (Software)	7,821	73,205
Snyders-Lance, Inc. (Food)	5,688	112,907
Sonic Corp.* (Retail)	5,688	51,476
Sourcefire, Inc.* (Internet)	7,110	195,596
South Jersey Industries, Inc. (Gas)	2,844	159,179
Sovran Self Storage, Inc. (REIT)	2,844	112,480
Stamps.com, Inc. (Internet)	2,844	37,967
Standard Microsystems Corp.* (Semiconductors)	2,133	52,600
Steven Madden, Ltd.* (Apparel)	5,688	266,938
Stifel Financial Corp.* (Diversified Financial Services)	8,532	612,512
Stone Energy Corp.* (Oil & Gas)	7,110	237,261
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,266	81,822
Stratasys, Inc.* (Computers)	4,977	233,919
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	4,266	97,990
Super Micro Computer, Inc.* (Computers)	3,555	57,022
Superior Industries International, Inc. (Auto Parts & Equipment)	2,133	54,690
Supertex, Inc.* (Semiconductors)	1,422	31,682
SurModics, Inc.* (Healthcare - Products)	2,133	26,663
Swift Energy Co.* (Oil & Gas)	3,555	151,727
Sykes Enterprises, Inc.* (Computers)	4,977	98,395
Symmetricom, Inc.* (Telecommunications)	5,688	34,867
Synaptics, Inc.* (Computers)	8,532	230,535
Synchronoss Technologies, Inc.* (Software)	6,399	222,365
Take-Two Interactive Software, Inc.* (Software)	9,243	142,065
Taleo Corp. - Class A* (Software)	9,954	354,860
Tanger Factory Outlet Centers, Inc. (REIT)	19,908	522,386
TeleTech Holdings, Inc.* (Commercial Services)	4,266	82,675
Tessera Technologies, Inc.* (Semiconductors)	7,110	129,829
Tetra Tech, Inc.* (Environmental Control)	8,532	210,655
Texas Roadhouse, Inc. - Class A (Retail)	14,220	241,598
The Andersons, Inc. (Agriculture)	2,133	103,920
The Buckle, Inc. (Retail)	6,399	258,520
The Cato Corp. - Class A (Retail)	4,266	104,517
The Children’s Place Retail Stores, Inc.* (Retail)	2,844	141,717
The Ensign Group, Inc. (Healthcare - Services)	3,555	113,511
The Finish Line, Inc. - Class A (Retail)	8,532	169,360
The Hain Celestial Group, Inc.* (Food)	4,266	137,707
The Knot, Inc.* (Internet)	3,555	42,838
The Men’s Wearhouse, Inc. (Retail)	7,110	192,397
Tollgrade Communications, Inc.* (Telecommunications)	1,422	14,334
Tompkins Financial Corp. (Banks)	711	29,542
Toro Co. (Housewares)	4,266	282,495
Tower Group, Inc. (Insurance)	5,688	136,683
TreeHouse Foods, Inc.* (Food)	8,532	485,215
TriQuint Semiconductor, Inc.* (Semiconductors)	39,816	514,025

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Triumph Group, Inc. (Aerospace/Defense)	4,266	$377,328
True Religion Apparel, Inc.* (Apparel)	6,399	150,185
TrueBlue, Inc.* (Commercial Services)	4,266	71,626
TTM Technologies, Inc.* (Electronics)	10,665	193,676
Tyler Technologies, Inc.* (Computers)	6,399	151,720
Ultratech Stepper, Inc.* (Semiconductors)	2,844	83,614
UMB Financial Corp. (Banks)	2,844	106,238
UniFirst Corp. (Textiles)	2,133	113,070
United Natural Foods, Inc.* (Food)	7,110	318,670
Universal Electronics, Inc.* (Home Furnishings)	3,555	105,086
Universal Health Realty Income Trust (REIT)	1,422	57,634
Universal Technical Institute, Inc. (Commercial Services)	4,977	96,803
Urstadt Biddle Properties - Class A (REIT)	2,844	54,093
USA Mobility, Inc. (Telecommunications)	2,133	30,907
Veeco Instruments, Inc.* (Semiconductors)	9,954	506,061
ViaSat, Inc.* (Telecommunications)	9,954	396,567
Vicor Corp. (Electrical Components & Equipment)	4,977	82,071
ViroPharma, Inc.* (Pharmaceuticals)	19,197	382,020
Vitamin Shoppe, Inc.* (Retail)	2,133	72,159
Volcom, Inc. (Apparel)	4,266	79,049
Volterra Semiconductor Corp.* (Semiconductors)	5,688	141,233
WD-40 Co. (Household Products/Wares)	2,133	90,311
Websense, Inc.* (Internet)	9,954	228,643
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,555	159,157
Wolverine World Wide, Inc. (Apparel)	7,110	265,061
World Acceptance Corp.* (Diversified Financial Services)	3,555	231,786
Wright Express Corp.* (Commercial Services)	9,243	479,157
Zoll Medical Corp.* (Healthcare - Products)	4,977	223,019
Zumiez, Inc.* (Retail)	4,977	131,542

TOTAL COMMON STOCKS (Cost $48,491,223)		61,595,324

TOTAL INVESTMENT SECURITIES (Cost $48,491,223)—100.0%		61,595,324
Net other assets (liabilities) — NM		20,420

NET ASSETS — 100.0%		$61,615,744

*              Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$575,028	0.9%
Agriculture	103,920	0.2%
Airlines	155,745	0.3%
Apparel	2,247,407	3.6%
Auto Parts & Equipment	54,690	0.1%
Banks	1,147,355	1.9%
Beverages	334,326	0.5%
Biotechnology	1,346,036	2.2%
Building Materials	163,366	0.3%
Chemicals	914,602	1.5%
Commercial Services	5,130,848	8.3%
Computers	1,784,851	2.9%
Distribution/Wholesale	229,454	0.4%
Diversified Financial Services	1,672,770	2.7%
Electric	151,301	0.2%
Electrical Components & Equipment	745,931	1.2%
Electronics	2,686,336	4.4%
Engineering & Construction	68,725	0.1%
Entertainment	163,089	0.3%
Environmental Control	828,720	1.3%
Food	1,611,788	2.6%
Forest Products & Paper	721,337	1.2%
Gas	451,784	0.7%
Healthcare - Products	2,651,277	4.3%
Healthcare - Services	2,077,365	3.4%
Home Builders	14,256	NM
Home Furnishings	304,010	0.5%
Household Products/Wares	126,892	0.2%
Housewares	442,726	0.7%
Insurance	256,486	0.4%
Internet	1,864,042	3.0%
Leisure Time	433,959	0.7%
Lodging	7,394	NM
Machinery - Diversified	639,821	1.0%
Media	297,738	0.5%
Metal Fabricate/Hardware	356,794	0.6%
Mining	283,888	0.5%
Miscellaneous Manufacturing	1,300,249	2.1%
Office Furnishings	157,757	0.3%
Oil & Gas	1,169,787	1.9%
Oil & Gas Services	2,639,096	4.3%
Pharmaceuticals	2,604,870	4.2%
REIT	4,756,008	7.7%
Real Estate	94,663	0.2%
Retail	5,438,502	8.8%
Savings & Loans	105,114	0.2%
Semiconductors	3,739,213	6.1%
Software	4,017,783	6.5%
Storage/Warehousing	119,548	0.2%
Telecommunications	1,443,920	2.3%
Textiles	113,070	0.2%
Toys/Games/Hobbies	114,968	0.2%
Transportation	658,230	1.1%
Water	76,489	0.1%
Other**	20,420	NM

Total	$61,615,744	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.0%)
AU Optronics Corp.ADR* (Electronics)	232,848	$2,044,405
Baidu, Inc.ADR* (Internet)	19,899	2,742,281
BHP Billiton, Ltd.ADR (Mining)	62,964	6,036,988
China Life Insurance Co., Ltd.ADR (Insurance)	70,686	3,961,950
China Mobile, Ltd.ADR (Telecommunications)	59,400	2,746,656
China Unicom, Ltd.ADR (Telecommunications)	208,197	3,456,070
CNOOC, Ltd.ADR (Oil & Gas)	15,741	3,983,103
Ctrip.com International, Ltd.ADR* (Internet)	47,520	1,971,605
Focus Media Holding, Ltd.ADR* (Advertising)	86,724	2,659,825
Hanwha SolarOne Co., Ltd.ADR* (Semiconductors)	226,611	1,719,978
HDFC Bank, Ltd.ADR (Banks)	15,741	2,675,026
ICICI Bank, Ltd.ADR (Banks)	58,212	2,900,704
Infosys Technologies, Ltd.ADR (Software)	47,817	3,428,479
JA Solar Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	253,341	1,773,387
LDK Solar Co., Ltd.ADR* (Energy - Alternate Sources)	172,557	2,112,098
LG. Philips LCD Co., Ltd.ADR* (Electronics)	141,075	2,219,110
Melco Crown Entertainment, Ltd.ADR* (Lodging)	336,204	2,555,150
Mindray Medical International, Ltd.ADR (Healthcare - Products)	77,220	1,945,944
Netease.com, Inc.ADR* (Internet)	53,163	2,632,100
New Oriental Education & Technology Group, Inc.ADR* (Commercial Services)	19,602	1,961,572
PetroChina Co., Ltd.ADR (Oil & Gas)	27,324	4,160,079
POSCOADR (Iron/Steel)	37,719	4,310,905
Renesola, Ltd.ADR* (Semiconductors)	201,069	2,121,278
SK Telecom Co., Ltd.ADR (Telecommunications)	112,266	2,111,723
Sterlite Industries (India), Ltd.ADR (Mining)	153,549	2,370,797
Suntech Power Holdings Co., Ltd.ADR* (Energy - Alternate Sources)	239,085	2,357,378
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	337,986	4,116,669
Tata Motors, Ltd.ADR (Auto Manufacturers)	80,487	2,236,734
Trina Solar, Ltd.ADR* (Energy - Alternate Sources)	84,645	2,549,507
Yingli Green Energy Holding Co., Ltd.ADR* (Energy - Alternate Sources)	188,595	2,432,876

TOTAL COMMON STOCKS (Cost $48,345,439)		84,294,377

	Principal Amount	Value
Repurchase Agreements (a) (NM)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $10,000	$10,000	$10,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000

TOTAL INVESTMENT SECURITIES (Cost $48,355,439)—100.0%		84,304,377
Net other assets (liabilities) — NM		29,174

NET ASSETS — 100.0%		$84,333,551

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$2,659,825	3.2%
Auto Manufacturers	2,236,734	2.6%
Banks	5,575,730	6.6%
Commercial Services	1,961,572	2.3%
Electronics	4,263,515	5.1%
Energy - Alternate Sources	11,225,246	13.3%
Healthcare - Products	1,945,944	2.3%
Insurance	3,961,950	4.7%
Internet	7,345,986	8.7%
Iron/Steel	4,310,905	5.1%
Lodging	2,555,150	3.0%
Mining	8,407,785	10.0%
Oil & Gas	8,143,182	9.7%
Semiconductors	7,957,925	9.4%
Software	3,428,479	4.1%
Telecommunications	8,314,449	9.9%
Other**	39,174	NM

Total	$84,333,551	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2011:

	Value	% of Net Assets
Australia	$6,036,988	7.2%
China	39,657,008	46.9%
Hong Kong	10,185,829	12.1%
India	13,611,740	16.3%
South Korea	8,641,738	10.2%
Taiwan	6,161,074	7.3%
Other**	39,174	NM

Total	$84,333,551	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (97.5%)
Alcatel-LucentADR* (Telecommunications)	384,345	$2,233,044
Anheuser-Busch InBev N.V.ADR (Beverages)	25,740	1,471,556
ArcelorMittalADR (Iron/Steel)	47,385	1,712,968
ARM Holdings PLCADR (Semiconductors)	66,690	1,878,657
ASML Holding N.V.NYS* (Semiconductors)	37,440	1,666,080
AstraZeneca PLCADR (Pharmaceuticals)	27,495	1,268,069
Banco Santander S.A.ADR (Banks)	176,670	2,070,572
Barclays PLCADR (Banks)	90,675	1,644,845
BHP Billiton PLCADR (Mining)	39,195	3,119,922
BP PLCADR (Oil & Gas)	43,875	1,936,642
Diageo PLCADR (Beverages)	16,380	1,248,484
Eni SpAADR (Oil & Gas)	22,230	1,092,160
Ensco PLCADR (Oil & Gas)	23,400	1,353,456
GlaxoSmithKline PLCADR (Pharmaceuticals)	33,930	1,303,251
HSBC Holdings PLCADR (Banks)	55,575	2,878,785
Koninklijke Phillips Electronics N.V.NYS (Electronics)	45,045	1,449,098
Nokia, Corp.ADR (Telecommunications)	142,155	1,209,739
Rio Tinto PLCADR (Mining)	36,855	2,621,128
Royal Dutch Shell PLC - Class AADR (Oil & Gas)	32,760	2,386,894
Sanofi-AventisADR (Pharmaceuticals)	39,780	1,401,052
SAP AGADR (Software)	33,930	2,081,945
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	13,455	1,171,931
Siemens AGADR (Miscellaneous Manufacturing)	18,720	2,571,005
Statoil ASAADR (Oil & Gas)	59,085	1,633,109
Telefonaktiebolaget LM EricssonADR (Telecommunications)	136,890	1,760,405
Telefonica S.A.ADR (Telecommunications)	89,505	2,257,316
Tenaris S.A.ADR (Iron/Steel)	31,005	1,533,507
Total S.A.ADR (Oil & Gas)	35,100	2,140,047
Unilever N.V.NYS (Food)	43,875	1,375,920
Vodafone Group PLCADR (Telecommunications)	80,730	2,320,987

TOTAL COMMON STOCKS (Cost $40,931,036)		54,792,574

	Principal Amount	Value
Repurchase Agreements (a) (1.7%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $960,002	$960,000	$960,000

TOTAL REPURCHASE AGREEMENTS (Cost $960,000)		960,000

TOTAL INVESTMENT SECURITIES (Cost $41,891,036)—99.2%		55,752,574
Net other assets (liabilities) — 0.8%		430,419

NET ASSETS — 100.0%		$56,182,993

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
ADR	American Depositary Receipt
NYS	New York Shares

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $660,875)	10	$5,569

ProFund VP Europe 30 invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Banks	$6,594,202	11.7%
Beverages	2,720,040	4.8%
Electronics	1,449,098	2.6%
Food	1,375,920	2.4%
Iron/Steel	3,246,475	5.8%
Mining	5,741,050	10.2%
Miscellaneous Manufacturing	2,571,005	4.6%
Oil & Gas	10,542,308	18.8%
Pharmaceuticals	5,144,303	9.2%
Semiconductors	3,544,737	6.3%
Software	2,081,945	3.7%
Telecommunications	9,781,491	17.4%
Other**	1,390,419	2.5%

Total	$56,182,993	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2011:

	Value	% of Net Assets
Belgium	$1,471,556	2.6%
Finland	1,209,739	2.2%
France	5,774,143	10.3%
Germany	4,652,950	8.3%
Ireland	1,171,931	2.1%
Italy	1,092,160	1.9%
Luxembourg	3,246,475	5.8%
Netherlands	6,877,992	12.3%
Norway	1,633,109	2.9%
Spain	4,327,888	7.7%
Sweden	1,760,405	3.1%
United Kingdom	21,574,226	38.3%
Other**	1,390,419	2.5%

Total	$56,182,993	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (98.0%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $19,273,025	$19,273,000	$19,273,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,273,000)		19,273,000

TOTAL INVESTMENT SECURITIES (Cost $19,273,000)—98.0%		19,273,000
Net other assets (liabilities) — 2.0%		402,156

NET ASSETS — 100.0%		$19,675,156

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $2,354,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 6/20/11 (Underlying notional amount at value $1,265,175)	15	$(12,720)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$11,372,781	$138,103
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	7,046,403	83,499
		$221,602

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (78.8%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	31,114	$1,807,723
AngloGold Ashanti, Ltd.ADR (Mining)	12,247	587,244
AU Optronics Corp.ADR* (Electronics)	25,487	223,776
Baidu, Inc.ADR* (Internet)	4,303	592,996
Banco Bradesco S.A.ADR (Banks)	61,566	1,277,495
Banco Santander Brasil S.A.ADR (Banks)	18,205	223,193
BRF-Brazil Foods S.A.ADR (Food)	21,515	410,721
Cemex S.A.B. de C.V.ADR* (Building Materials)	32,439	289,679
China Life Insurance Co., Ltd.ADR (Insurance)	15,888	890,522
China Mobile, Ltd.ADR (Telecommunications)	33,431	1,545,849
China Petroleum and Chemical Corp.ADR (Oil & Gas)	5,296	532,672
China Telecom Corp., Ltd.ADR (Telecommunications)	4,303	262,483
China Unicom, Ltd.ADR (Telecommunications)	15,226	252,752
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	12,247	381,617
CNOOC, Ltd.ADR (Oil & Gas)	4,965	1,256,344
Companhia de Bebidas das AmericasADR (AmBev) (Beverages)	25,156	712,166
Companhia Energetica de Minas GeraisADR (CEMIG) (Electric)	12,247	236,000
Companhia Siderurgica Nacional S.A.ADR (CSN) (Iron/Steel)	25,487	424,613
Companhia Vale Do Rio DoceADR (Mining)	42,037	1,401,934
Compania de Minas Buenaventura S.A.ADR (Mining)	4,965	213,346
Ctrip.com International, Ltd.ADR* (Internet)	4,634	192,265
Ecopetrol S.A.ADR (Oil & Gas)	6,620	275,855
Empresa Nacional de Electricidad S.A.ADR (Endesa-Chile) (Electric)	3,641	202,512
Fomento Economico Mexicanom, S.A.B. de C.V.ADR (FEMSA) (Beverages)	6,951	408,024
Gerdau S.A.ADR (Iron/Steel)	21,184	264,800
Gold Fields, Ltd.ADR (Mining)	21,184	369,873
Grupo Televisa S.A.ADR* (Media)	17,874	438,449
HDFC Bank, Ltd.ADR (Banks)	3,641	618,752
ICICI Bank, Ltd.ADR (Banks)	13,571	676,243
Infosys Technologies, Ltd.ADR (Software)	15,557	1,115,437
Itau Unibanco Holding S.A.ADR (Banks)	65,869	1,584,149
KB Financial Group, Inc.ADR* (Banks)	12,247	638,926
Korea Electric Power Corp.ADR* (Electric)	16,881	206,623
LG. Philips LCD Co., Ltd.ADR* (Electronics)	14,233	223,885
Mobile TeleSystemsADR (Telecommunications)	15,226	323,248
PetroChina Co., Ltd.ADR (Oil & Gas)	6,951	1,058,290
Petroleo Brasileiro S.A.ADR (Oil & Gas)	52,960	2,141,173
POSCOADR (Iron/Steel)	8,606	983,580
PT Telekomunikasi IndonesiaADR (Telecommunications)	7,613	255,645
Sasol, Ltd.ADR (Oil & Gas Services)	14,895	863,165
Shinhan Financial Group Co., Ltd.ADR* (Diversified Financial Services)	7,282	659,531
SK Telecom Co., Ltd.ADR (Telecommunications)	9,930	186,783
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	156,563	1,906,937
Tata Motors, Ltd.ADR (Auto Manufacturers)	10,923	303,550
United Microelectronics Corp.ADR (Semiconductors)	82,088	224,100
Vivo Participacoes S.A.ADR (Telecommunications)	5,296	213,852
Wipro, Ltd.ADR (Computers)	14,564	213,363
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	6,289	228,102

TOTAL COMMON STOCKS (Cost $26,623,173)		30,300,237

Preferred Stocks (11.3%)
Petroleo Brasileiro S.A. (Oil & Gas)	68,517	2,435,094
Vale S.A. (Mining)	65,207	1,924,911

TOTAL PREFERRED STOCKS (Cost $4,022,744)		4,360,005

	Principal Amount	Value
Repurchase Agreements (a)(b) (9.0%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $3,439,004	$3,439,000	$3,439,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,439,000)		3,439,000

TOTAL INVESTMENT SECURITIES (Cost $34,084,917)—99.1%		38,099,242
Net other assets (liabilities) — 0.9%		365,381

NET ASSETS — 100.0%		$38,464,623

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $536,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$1,428,398	$39,224
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	2,227,727	75,289
		$114,513

ProFund VP Emerging Markets invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$303,550	0.8%
Banks	5,018,758	13.0%
Beverages	1,120,190	2.9%
Building Materials	289,679	0.8%
Coal	228,102	0.6%
Computers	213,363	0.6%
Diversified Financial Services	659,531	1.7%
Electric	645,135	1.7%
Electronics	447,661	1.2%
Food	410,721	1.1%
Insurance	890,522	2.3%
Internet	785,261	2.0%
Iron/Steel	1,672,993	4.4%
Media	438,449	1.1%
Mining	4,497,308	11.7%
Oil & Gas	7,699,428	20.0%
Oil & Gas Services	863,165	2.2%
Semiconductors	2,131,037	5.5%
Software	1,115,437	2.9%
Telecommunications	5,229,952	13.6%
Other**	3,804,381	9.9%

Total	$38,464,623	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2011:

	Value	% of Net Assets
Brazil	$13,250,101	34.5%
Chile	202,512	0.5%
China	6,812,275	17.7%
Colombia	275,855	0.7%
India	2,927,345	7.6%
Indonesia	255,645	0.7%
Mexico	2,943,875	7.6%
Peru	213,346	0.6%
Russia	323,248	0.8%
South Africa	1,820,282	4.7%
South Korea	2,899,328	7.6%
Taiwan	2,736,430	7.2%
Other**	3,804,381	9.9%

Total	$38,464,623	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a) (70.9%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $8,059,010	$8,059,000	$8,059,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,059,000)		8,059,000

TOTAL INVESTMENT SECURITIES (Cost $8,059,000)—70.9%		8,059,000
Net other assets (liabilities) — 29.1%		3,300,123

NET ASSETS — 100.0%		$11,359,123

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 6/10/11 (Underlying notional amount at value $11,364,575)	233	$(175,517)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (23.6%)
3M Co. (Miscellaneous Manufacturing)	448	$41,888
Abbott Laboratories (Pharmaceuticals)	968	47,480
Abercrombie & Fitch Co.-Class A (Retail)	56	3,287
ACE, Ltd. (Insurance)	208	13,458
Adobe Systems, Inc.* (Software)	320	10,611
Advanced Micro Devices, Inc.* (Semiconductors)	360	3,096
Aetna, Inc. (Healthcare - Services)	240	8,983
AFLAC, Inc. (Insurance)	296	15,623
Agilent Technologies, Inc.* (Electronics)	216	9,672
Air Products & Chemicals, Inc. (Chemicals)	136	12,264
Airgas, Inc. (Chemicals)	48	3,188
AK Steel Holding Corp. (Iron/Steel)	72	1,136
Akamai Technologies, Inc.* (Internet)	120	4,560
Alcoa, Inc. (Mining)	664	11,720
Allegheny Technologies, Inc. (Iron/Steel)	64	4,334
Allergan, Inc. (Pharmaceuticals)	192	13,636
Allstate Corp. (Insurance)	328	10,424
Altera Corp. (Semiconductors)	200	8,804
Altria Group, Inc. (Agriculture)	1,304	33,943
Amazon.com, Inc.* (Internet)	224	40,349
Ameren Corp. (Electric)	152	4,267
American Electric Power, Inc. (Electric)	304	10,683
American Express Co. (Diversified Financial Services)	656	29,651
American International Group, Inc. (Insurance)	88	3,092
American Tower Corp.* (Telecommunications)	248	12,851
Ameriprise Financial, Inc. (Diversified Financial Services)	152	9,284
AmerisourceBergen Corp. (Pharmaceuticals)	168	6,646
Amgen, Inc.* (Biotechnology)	584	31,215
Amphenol Corp. - Class A (Electronics)	112	6,092
Anadarko Petroleum Corp. (Oil & Gas)	312	25,559
Analog Devices, Inc. (Semiconductors)	184	7,246
AON Corp. (Insurance)	208	11,016
Apache Corp. (Oil & Gas)	240	31,421
Apartment Investment and Management Co. - Class A (REIT)	72	1,834
Apollo Group, Inc. - Class A* (Commercial Services)	80	3,337
Apple Computer, Inc.* (Computers)	576	200,707
Applied Materials, Inc. (Semiconductors)	824	12,871
Archer-Daniels-Midland Co. (Agriculture)	400	14,404
Assurant, Inc. (Insurance)	64	2,465
AT&T, Inc. (Telecommunications)	3,696	113,098
Autodesk, Inc.* (Software)	144	6,352
Automatic Data Processing, Inc. (Software)	312	16,009
AutoNation, Inc.* (Retail)	40	1,415
AutoZone, Inc.* (Retail)	16	4,377
Avalonbay Communities, Inc. (REIT)	56	6,724
Avery Dennison Corp. (Household Products/Wares)	64	2,685
Avon Products, Inc. (Cosmetics/Personal Care)	272	7,355
Baker Hughes, Inc. (Oil & Gas Services)	272	19,973
Ball Corp. (Packaging & Containers)	104	3,728
Bank of America Corp. (Banks)	6,328	84,352
Bank of New York Mellon Corp. (Banks)	776	23,179
Bard (C.R.), Inc. (Healthcare - Products)	56	5,561
Baxter International, Inc. (Healthcare - Products)	360	19,357
BB&T Corp. (Banks)	432	11,858
Becton, Dickinson & Co. (Healthcare - Products)	136	10,828
Bed Bath & Beyond, Inc.* (Retail)	160	7,723
Bemis Co., Inc. (Packaging & Containers)	64	2,100
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,080	90,320
Best Buy Co., Inc. (Retail)	208	5,974
Big Lots, Inc.* (Retail)	48	2,085
Biogen Idec, Inc.* (Biotechnology)	152	11,155
BMC Software, Inc.* (Software)	112	5,571
Boeing Co. (Aerospace/Defense)	464	34,304
Boston Properties, Inc. (REIT)	88	8,347
Boston Scientific Corp.* (Healthcare - Products)	952	6,845
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,064	28,122
Broadcom Corp. - Class A (Semiconductors)	296	11,656
Brown-Forman Corp. (Beverages)	64	4,371
C.H. Robinson Worldwide, Inc. (Transportation)	104	7,710
CA, Inc. (Software)	240	5,803
Cablevision Systems Corp.-Class A (Media)	144	4,984
Cabot Oil & Gas Corp. (Oil & Gas)	64	3,390
Cameron International Corp.* (Oil & Gas Services)	152	8,679
Campbell Soup Co. (Food)	112	3,708
Capital One Financial Corp. (Diversified Financial Services)	288	14,964
Cardinal Health, Inc. (Pharmaceuticals)	216	8,884
CareFusion Corp.* (Healthcare - Products)	136	3,835
Carmax, Inc.* (Retail)	144	4,622
Carnival Corp. - Class A (Leisure Time)	272	10,434
Caterpillar, Inc. (Machinery - Construction & Mining)	400	44,540
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	184	4,913
CBS Corp. - Class B (Media)	424	10,617
Celgene Corp.* (Biotechnology)	288	16,569
CenterPoint Energy, Inc. (Electric)	264	4,636
CenturyLink, Inc. (Telecommunications)	192	7,978

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Cephalon, Inc.* (Pharmaceuticals)	48	$3,637
Cerner Corp.* (Software)	48	5,338
CF Industries Holdings, Inc. (Chemicals)	48	6,566
Chesapeake Energy Corp. (Oil & Gas)	408	13,676
Chevron Corp. (Oil & Gas)	1,256	134,932
Chubb Corp. (Insurance)	184	11,281
CIGNA Corp. (Insurance)	168	7,439
Cincinnati Financial Corp. (Insurance)	104	3,411
Cintas Corp. (Textiles)	80	2,422
Cisco Systems, Inc. (Telecommunications)	3,456	59,270
Citigroup, Inc.* (Diversified Financial Services)	18,160	80,267
Citrix Systems, Inc.* (Software)	120	8,815
Cliffs Natural Resources, Inc. (Iron/Steel)	88	8,649
Clorox Co. (Household Products/Wares)	88	6,166
CME Group, Inc. (Diversified Financial Services)	40	12,062
CMS Energy Corp. (Electric)	160	3,142
Coach, Inc. (Apparel)	184	9,575
Coca-Cola Co. (Beverages)	1,432	95,013
Coca-Cola Enterprises, Inc. (Beverages)	208	5,678
Cognizant Technology Solutions Corp.* (Computers)	192	15,629
Colgate-Palmolive Co. (Cosmetics/Personal Care)	312	25,197
Comcast Corp. - Class A (Media)	1,736	42,914
Comerica, Inc. (Banks)	112	4,113
Computer Sciences Corp. (Computers)	96	4,678
Compuware Corp.* (Software)	136	1,571
ConAgra Foods, Inc. (Food)	272	6,460
ConocoPhillips (Oil & Gas)	896	71,555
CONSOL Energy, Inc. (Coal)	144	7,723
Consolidated Edison, Inc. (Electric)	184	9,332
Constellation Brands, Inc.* (Beverages)	112	2,271
Constellation Energy Group, Inc. (Electric)	128	3,985
Corning, Inc. (Telecommunications)	976	20,135
Costco Wholesale Corp. (Retail)	272	19,943
Coventry Health Care, Inc.* (Healthcare - Services)	96	3,061
Covidien PLC (Healthcare - Products)	312	16,205
CSX Corp. (Transportation)	232	18,235
Cummins, Inc. (Machinery - Diversified)	120	13,154
CVS Caremark Corp. (Retail)	856	29,378
D.R. Horton, Inc. (Home Builders)	176	2,050
Danaher Corp. (Miscellaneous Manufacturing)	336	17,438
Darden Restaurants, Inc. (Retail)	88	4,323
DaVita, Inc.* (Healthcare - Services)	56	4,789
Dean Foods Co.* (Food)	112	1,120
Deere & Co. (Machinery - Diversified)	264	25,579
Dell, Inc.* (Computers)	1,048	15,207
Denbury Resources, Inc.* (Oil & Gas)	248	6,051
DENTSPLY International, Inc. (Healthcare - Products)	88	3,255
Devon Energy Corp. (Oil & Gas)	264	24,227
DeVry, Inc. (Commercial Services)	40	2,203
Diamond Offshore Drilling, Inc. (Oil & Gas)	40	3,108
DIRECTV - Class A* (Media)	496	23,213
Discover Financial Services (Diversified Financial Services)	344	8,297
Discovery Communications, Inc. - Class A* (Media)	176	7,022
Dominion Resources, Inc. (Electric)	360	16,092
Dover Corp. (Miscellaneous Manufacturing)	120	7,889
Dr. Pepper Snapple Group, Inc. (Beverages)	136	5,054
DTE Energy Co. (Electric)	104	5,092
Duke Energy Corp. (Electric)	832	15,101
Dun & Bradstreet Corp. (Software)	32	2,568
E*TRADE Financial Corp.* (Diversified Financial Services)	136	2,126
E.I. du Pont de Nemours & Co. (Chemicals)	576	31,663
Eastman Chemical Co. (Chemicals)	48	4,767
Eaton Corp. (Miscellaneous Manufacturing)	216	11,975
eBay, Inc.* (Internet)	712	22,101
Ecolab, Inc. (Chemicals)	144	7,347
Edison International (Electric)	200	7,318
Edwards Lifesciences Corp.* (Healthcare - Products)	72	6,264
El Paso Corp. (Pipelines)	440	7,920
Electronic Arts, Inc.* (Software)	208	4,062
Eli Lilly & Co. (Pharmaceuticals)	640	22,509
EMC Corp.* (Computers)	1,296	34,409
Emerson Electric Co. (Electrical Components & Equipment)	472	27,579
Entergy Corp. (Electric)	112	7,528
EOG Resources, Inc. (Oil & Gas)	160	18,962
EQT Corp. (Oil & Gas)	96	4,790
Equifax, Inc. (Commercial Services)	80	3,108
Equity Residential (REIT)	184	10,379
Exelon Corp. (Electric)	416	17,156
Expedia, Inc. (Internet)	128	2,900
Expeditors International of Washington, Inc. (Transportation)	136	6,819
Express Scripts, Inc.* (Pharmaceuticals)	328	18,240
Exxon Mobil Corp. (Oil & Gas)	3,096	260,467
F5 Networks, Inc.* (Internet)	48	4,923
Family Dollar Stores, Inc. (Retail)	80	4,106
Fastenal Co. (Distribution/Wholesale)	96	6,224
Federated Investors, Inc. - Class B (Diversified Financial Services)	56	1,498
FedEx Corp. (Transportation)	200	18,710
Fidelity National Information Services, Inc. (Software)	168	5,492
Fifth Third Bancorp (Banks)	576	7,995
First Horizon National Corp. (Banks)	168	1,887
First Solar, Inc.* (Energy - Alternate Sources)	32	5,147
FirstEnergy Corp. (Electric)	264	9,792
Fiserv, Inc.* (Software)	88	5,519

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
FLIR Systems, Inc. (Electronics)	96	$3,323
Flowserve Corp. (Machinery - Diversified)	32	4,122
Fluor Corp. (Engineering & Construction)	112	8,250
FMC Corp. (Chemicals)	48	4,077
FMC Technologies, Inc.* (Oil & Gas Services)	72	6,803
Ford Motor Co.* (Auto Manufacturers)	2,368	35,307
Forest Laboratories, Inc.* (Pharmaceuticals)	176	5,685
Fortune Brands, Inc. (Household Products/Wares)	96	5,941
Franklin Resources, Inc. (Diversified Financial Services)	88	11,007
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	592	32,886
Frontier Communications Corp. (Telecommunications)	624	5,129
GameStop Corp. - Class A* (Retail)	96	2,162
Gannett Co., Inc. (Media)	152	2,315
General Dynamics Corp. (Aerospace/Defense)	232	17,762
General Electric Co. (Miscellaneous Manufacturing)	6,640	133,132
General Mills, Inc. (Food)	400	14,620
Genuine Parts Co. (Distribution/Wholesale)	96	5,149
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	304	4,092
Genzyme Corp.* (Biotechnology)	160	12,184
Gilead Sciences, Inc.* (Pharmaceuticals)	496	21,050
Goodrich Corp. (Aerospace/Defense)	80	6,842
Google, Inc. - Class A* (Internet)	160	93,794
H & R Block, Inc. (Commercial Services)	192	3,214
Halliburton Co. (Oil & Gas Services)	568	28,309
Harley-Davidson, Inc. (Leisure Time)	144	6,119
Harman International Industries, Inc. (Home Furnishings)	40	1,873
Harris Corp. (Telecommunications)	80	3,968
Hartford Financial Services Group, Inc. (Insurance)	280	7,540
Hasbro, Inc. (Toys/Games/Hobbies)	88	4,122
HCP, Inc. (REIT)	232	8,802
Health Care REIT, Inc. (REIT)	112	5,873
Heinz (H.J.) Co. (Food)	200	9,764
Helmerich & Payne, Inc. (Oil & Gas)	64	4,396
Hess Corp. (Oil & Gas)	184	15,679
Hewlett-Packard Co. (Computers)	1,360	55,719
Home Depot, Inc. (Retail)	1,024	37,949
Honeywell International, Inc. (Miscellaneous Manufacturing)	488	29,139
Hormel Foods Corp. (Food)	88	2,450
Hospira, Inc.* (Pharmaceuticals)	104	5,741
Host Hotels & Resorts, Inc. (REIT)	424	7,467
Hudson City Bancorp, Inc. (Savings & Loans)	328	3,175
Humana, Inc.* (Healthcare - Services)	104	7,274
Huntington Bancshares, Inc. (Banks)	536	3,559
Huntington Ingalls Industries, Inc.* (Transportation)	31	1,273
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	312	16,761
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	208	10,048
Integrys Energy Group, Inc. (Electric)	48	2,424
Intel Corp. (Semiconductors)	3,432	69,223
IntercontinentalExchange, Inc.* (Diversified Financial Services)	48	5,930
International Business Machines Corp. (Computers)	760	123,933
International Flavors & Fragrances, Inc. (Chemicals)	48	2,990
International Game Technology (Entertainment)	184	2,986
International Paper Co. (Forest Products & Paper)	272	8,209
Interpublic Group of Cos., Inc. (Advertising)	304	3,821
Intuit, Inc.* (Software)	168	8,921
Intuitive Surgical, Inc.* (Healthcare - Products)	24	8,003
Invesco, Ltd. (Diversified Financial Services)	288	7,361
Iron Mountain, Inc. (Commercial Services)	128	3,997
ITT Industries, Inc. (Miscellaneous Manufacturing)	112	6,726
J.C. Penney Co., Inc. (Retail)	144	5,171
J.P. Morgan Chase & Co. (Diversified Financial Services)	2,488	114,697
Jabil Circuit, Inc. (Electronics)	120	2,452
Jacobs Engineering Group, Inc.* (Engineering & Construction)	80	4,114
Janus Capital Group, Inc. (Diversified Financial Services)	120	1,496
JDS Uniphase Corp.* (Telecommunications)	144	3,001
JM Smucker Co. (Food)	72	5,140
Johnson & Johnson (Healthcare - Products)	1,712	101,436
Johnson Controls, Inc. (Auto Parts & Equipment)	424	17,626
Joy Global, Inc. (Machinery - Construction & Mining)	64	6,324
Juniper Networks, Inc.* (Telecommunications)	336	14,139
Kellogg Co. (Food)	160	8,637
KeyCorp (Banks)	552	4,902
Kimberly-Clark Corp. (Household Products/Wares)	256	16,709
Kimco Realty Corp. (REIT)	256	4,695
KLA -Tencor Corp. (Semiconductors)	104	4,926
Kohls Corp. (Retail)	184	9,759
Kraft Foods, Inc. (Food)	1,096	34,371
Kroger Co. (Food)	400	9,588
L-3 Communications Holdings, Inc. (Aerospace/Defense)	72	5,638
Laboratory Corp. of America Holdings* (Healthcare - Services)	64	5,896
Legg Mason, Inc. (Diversified Financial Services)	96	3,465
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	88	2,156

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	104	$1,884
Leucadia National Corp. (Holding Companies - Diversified)	120	4,505
Lexmark International, Inc. - Class A* (Computers)	48	1,778
Life Technologies Corp.* (Biotechnology)	112	5,871
Limited, Inc. (Retail)	168	5,524
Lincoln National Corp. (Insurance)	200	6,008
Linear Technology Corp. (Semiconductors)	144	4,843
Lockheed Martin Corp. (Aerospace/Defense)	176	14,150
Loews Corp. (Insurance)	200	8,618
Lorillard, Inc. (Agriculture)	88	8,361
Lowe’s Cos., Inc. (Retail)	864	22,836
LSI Logic Corp.* (Semiconductors)	384	2,611
M&T Bank Corp. (Banks)	72	6,370
Macy’s, Inc. (Retail)	264	6,405
Marathon Oil Corp. (Oil & Gas)	440	23,456
Marriott International, Inc. - Class A (Lodging)	184	6,556
Marsh & McLennan Cos., Inc. (Insurance)	344	10,255
Marshall & Ilsley Corp. (Banks)	328	2,621
Masco Corp. (Building Materials)	224	3,118
Massey Energy Co. (Coal)	64	4,375
MasterCard, Inc. - Class A (Software)	64	16,110
Mattel, Inc. (Toys/Games/Hobbies)	216	5,385
McCormick & Co., Inc. (Food)	80	3,826
McDonald’s Corp. (Retail)	656	49,915
McGraw-Hill Cos., Inc. (Media)	192	7,565
McKesson Corp. (Commercial Services)	160	12,648
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	128	7,415
MeadWestvaco Corp. (Forest Products & Paper)	104	3,154
Medco Health Solutions, Inc.* (Pharmaceuticals)	256	14,377
Medtronic, Inc. (Healthcare - Products)	672	26,443
MEMC Electronic Materials, Inc.* (Semiconductors)	144	1,866
Merck & Co., Inc. (Pharmaceuticals)	1,928	63,643
MetLife, Inc. (Insurance)	656	29,343
MetroPCS Communications, Inc.* (Telecommunications)	168	2,728
Microchip Technology, Inc. (Semiconductors)	120	4,561
Micron Technology, Inc.* (Semiconductors)	536	6,143
Microsoft Corp. (Software)	4,624	117,265
Molex, Inc. (Electrical Components & Equipment)	88	2,211
Molson Coors Brewing Co. - Class B (Beverages)	96	4,501
Monsanto Co. (Agriculture)	336	24,279
Monster Worldwide, Inc.* (Internet)	80	1,272
Moody’s Corp. (Commercial Services)	128	4,340
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	968	26,446
Motorola Mobility Holdings, Inc.* (Telecommunications)	184	4,490
Motorola Solutions, Inc.* (Telecommunications)	208	9,296
Murphy Oil Corp. (Oil & Gas)	120	8,810
Mylan Laboratories, Inc.* (Pharmaceuticals)	272	6,166
Nabors Industries, Ltd.* (Oil & Gas)	176	5,347
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	96	2,481
National Oilwell Varco, Inc. (Oil & Gas Services)	264	20,927
National Semiconductor Corp. (Semiconductors)	152	2,180
NetApp, Inc.* (Computers)	232	11,178
Netflix, Inc.* (Internet)	24	5,696
Newell Rubbermaid, Inc. (Housewares)	184	3,520
Newfield Exploration Co.* (Oil & Gas)	80	6,081
Newmont Mining Corp. (Mining)	312	17,029
News Corp. - Class A (Media)	1,424	25,005
NextEra Energy, Inc. (Electric)	264	14,552
Nicor, Inc. (Gas)	32	1,718
NIKE, Inc. - Class B (Apparel)	240	18,168
NiSource, Inc. (Electric)	176	3,376
Noble Corp. (Oil & Gas)	160	7,299
Noble Energy, Inc. (Oil & Gas)	112	10,825
Nordstrom, Inc. (Retail)	104	4,668
Norfolk Southern Corp. (Transportation)	224	15,517
Northeast Utilities System (Electric)	112	3,875
Northern Trust Corp. (Banks)	152	7,714
Northrop Grumman Corp. (Aerospace/Defense)	184	11,539
Novell, Inc.* (Software)	216	1,281
Novellus Systems, Inc.* (Semiconductors)	56	2,079
NRG Energy, Inc.* (Electric)	152	3,274
Nucor Corp. (Iron/Steel)	200	9,204
NVIDIA Corp.* (Semiconductors)	360	6,646
NYSE Euronext (Diversified Financial Services)	160	5,627
O’Reilly Automotive, Inc.* (Retail)	88	5,056
Occidental Petroleum Corp. (Oil & Gas)	512	53,499
Omnicom Group, Inc. (Advertising)	176	8,635
ONEOK, Inc. (Gas)	64	4,280
Oracle Corp. (Software)	2,432	81,156
Owens-Illinois, Inc.* (Packaging & Containers)	104	3,140
PACCAR, Inc. (Auto Manufacturers)	232	12,145
Pall Corp. (Miscellaneous Manufacturing)	72	4,148
Parker Hannifin Corp. (Miscellaneous Manufacturing)	104	9,847
Patterson Cos., Inc. (Healthcare - Products)	56	1,803
Paychex, Inc. (Commercial Services)	200	6,272
Peabody Energy Corp. (Coal)	168	12,089
People’s United Financial, Inc. (Banks)	224	2,818
Pepco Holdings, Inc. (Electric)	144	2,686
PepsiCo, Inc. (Beverages)	992	63,895

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
PerkinElmer, Inc. (Electronics)	72	$1,891
Pfizer, Inc. (Pharmaceuticals)	5,000	101,550
PG&E Corp. (Electric)	248	10,957
Philip Morris International, Inc. (Commercial Services)	1,120	73,506
Pinnacle West Capital Corp. (Electric)	64	2,739
Pioneer Natural Resources Co. (Oil & Gas)	72	7,338
Pitney Bowes, Inc. (Office/Business Equipment)	128	3,288
Plum Creek Timber Co., Inc. (Forest Products & Paper)	104	4,535
PNC Financial Services Group (Banks)	328	20,661
Polo Ralph Lauren Corp. (Apparel)	40	4,946
PPG Industries, Inc. (Chemicals)	104	9,902
PPL Corp. (Electric)	304	7,691
Praxair, Inc. (Chemicals)	192	19,507
Precision Castparts Corp. (Metal Fabricate/Hardware)	88	12,952
Priceline.com, Inc.* (Internet)	32	16,206
Principal Financial Group, Inc. (Insurance)	200	6,422
Procter & Gamble Co. (Cosmetics/Personal Care)	1,752	107,923
Progress Energy, Inc. (Electric)	184	8,490
Progressive Corp. (Insurance)	416	8,790
ProLogis (REIT)	360	5,753
Prudential Financial, Inc. (Insurance)	304	18,720
Public Service Enterprise Group, Inc. (Electric)	320	10,083
Public Storage, Inc. (REIT)	88	9,760
Pulte Group, Inc.* (Home Builders)	208	1,539
QEP Resources, Inc. (Oil & Gas)	112	4,540
Qualcomm, Inc. (Telecommunications)	1,024	56,146
Quanta Services, Inc.* (Commercial Services)	136	3,050
Quest Diagnostics, Inc. (Healthcare - Services)	96	5,541
Qwest Communications International, Inc. (Telecommunications)	1,088	7,431
R.R. Donnelley & Sons Co. (Commercial Services)	128	2,422
RadioShack Corp. (Retail)	64	961
Range Resources Corp. (Oil & Gas)	104	6,080
Raytheon Co. (Aerospace/Defense)	224	11,395
Red Hat, Inc.* (Software)	120	5,447
Regions Financial Corp. (Banks)	784	5,692
Republic Services, Inc. (Environmental Control)	192	5,768
Reynolds American, Inc. (Agriculture)	208	7,390
Robert Half International, Inc. (Commercial Services)	88	2,693
Rockwell Automation, Inc. (Machinery - Diversified)	88	8,329
Rockwell Collins, Inc. (Aerospace/Defense)	96	6,224
Roper Industries, Inc. (Miscellaneous Manufacturing)	56	4,842
Ross Stores, Inc. (Retail)	72	5,121
Rowan Cos., Inc.* (Oil & Gas)	80	3,534
Ryder System, Inc. (Transportation)	32	1,619
Safeway, Inc. (Food)	232	5,461
SAIC, Inc.* (Commercial Services)	184	3,113
Salesforce.com, Inc.* (Software)	72	9,618
SanDisk Corp.* (Computers)	144	6,637
Sara Lee Corp. (Food)	392	6,927
SCANA Corp. (Electric)	72	2,835
Schlumberger, Ltd. (Oil & Gas Services)	848	79,085
Scripps Networks Interactive - Class A (Entertainment)	56	2,805
Sealed Air Corp. (Packaging & Containers)	96	2,559
Sears Holdings Corp.* (Retail)	24	1,984
Sempra Energy (Gas)	152	8,132
Sherwin-Williams Co. (Chemicals)	56	4,703
Sigma-Aldrich Corp. (Chemicals)	80	5,091
Simon Property Group, Inc. (REIT)	184	19,717
SLM Corp.* (Diversified Financial Services)	328	5,018
Snap-on, Inc. (Hand/Machine Tools)	40	2,402
Southern Co. (Electric)	528	20,122
Southwest Airlines Co. (Airlines)	464	5,860
Southwestern Energy Co.* (Oil & Gas)	216	9,282
Spectra Energy Corp. (Pipelines)	408	11,089
Sprint Nextel Corp.* (Telecommunications)	1,872	8,686
St. Jude Medical, Inc. (Healthcare - Products)	200	10,252
Stanley Black & Decker, Inc. (Hand/Machine Tools)	104	7,966
Staples, Inc. (Retail)	448	8,700
Starbucks Corp. (Retail)	464	17,145
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	120	6,974
State Street Corp. (Banks)	312	14,021
Stericycle, Inc.* (Environmental Control)	56	4,966
Stryker Corp. (Healthcare - Products)	208	12,646
Sunoco, Inc. (Oil & Gas)	72	3,282
SunTrust Banks, Inc. (Banks)	312	8,998
SuperValu, Inc. (Food)	136	1,214
Symantec Corp.* (Internet)	480	8,899
Sysco Corp. (Food)	368	10,194
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	10,627
Target Corp. (Retail)	440	22,004
TECO Energy, Inc. (Electric)	136	2,551
Tellabs, Inc. (Telecommunications)	224	1,174
Tenet Healthcare Corp.* (Healthcare - Services)	304	2,265
Teradata Corp.* (Computers)	104	5,273
Teradyne, Inc.* (Semiconductors)	112	1,995
Tesoro Petroleum Corp.* (Oil & Gas)	88	2,361
Texas Instruments, Inc. (Semiconductors)	736	25,436
Textron, Inc. (Miscellaneous Manufacturing)	176	4,821
The AES Corp.* (Electric)	416	5,408
The Charles Schwab Corp. (Diversified Financial Services)	624	11,251
The Dow Chemical Co. (Chemicals)	728	27,482

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	72	$6,938
The Gap, Inc. (Retail)	272	6,164
The Goldman Sachs Group, Inc. (Diversified Financial Services)	328	51,978
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	152	2,277
The Hershey Co. (Food)	96	5,218
The Travelers Cos., Inc. (Insurance)	272	16,179
The Williams Cos., Inc. (Pipelines)	368	11,474
Thermo Fisher Scientific, Inc.* (Electronics)	248	13,776
Tiffany & Co. (Retail)	80	4,915
Time Warner Cable, Inc. (Media)	216	15,409
Time Warner, Inc. (Media)	680	24,276
Titanium Metals Corp.* (Mining)	56	1,040
TJX Cos., Inc. (Retail)	248	12,333
Torchmark Corp. (Insurance)	48	3,191
Total System Services, Inc. (Software)	104	1,874
Tyco International, Ltd. (Miscellaneous Manufacturing)	296	13,252
Tyson Foods, Inc. - Class A (Food)	184	3,531
U.S. Bancorp (Banks)	1,200	31,716
Union Pacific Corp. (Transportation)	304	29,892
United Parcel Service, Inc. - Class B (Transportation)	616	45,781
United States Steel Corp. (Iron/Steel)	88	4,747
United Technologies Corp. (Aerospace/Defense)	576	48,758
UnitedHealth Group, Inc. (Healthcare - Services)	680	30,736
UnumProvident Corp. (Insurance)	192	5,040
Urban Outfitters, Inc.* (Retail)	80	2,386
V.F. Corp. (Apparel)	56	5,518
Valero Energy Corp. (Oil & Gas)	352	10,497
Varian Medical Systems, Inc.* (Healthcare - Products)	72	4,870
Ventas, Inc. (REIT)	104	5,647
VeriSign, Inc. (Internet)	112	4,056
Verizon Communications, Inc. (Telecommunications)	1,768	68,139
Viacom, Inc. - Class B (Media)	376	17,492
Visa, Inc. - Class A (Commercial Services)	304	22,381
Vornado Realty Trust (REIT)	104	9,100
Vulcan Materials Co. (Building Materials)	80	3,648
W.W. Grainger, Inc. (Distribution/Wholesale)	40	5,507
Wal-Mart Stores, Inc. (Retail)	1,224	63,709
Walgreen Co. (Retail)	576	23,121
Walt Disney Co. (Media)	1,184	51,019
Washington Post Co. - Class B (Media)	8	3,500
Waste Management, Inc. (Environmental Control)	296	11,053
Waters Corp.* (Electronics)	56	4,866
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	80	4,481
WellPoint, Inc. (Healthcare - Services)	232	16,191
Wells Fargo & Co. (Banks)	3,296	104,483
Western Digital Corp.* (Computers)	144	5,370
Western Union Co. (Commercial Services)	408	8,474
Weyerhaeuser Co. (Forest Products & Paper)	336	8,266
Whirlpool Corp. (Home Furnishings)	48	4,097
Whole Foods Market, Inc. (Food)	96	6,326
Windstream Corp. (Telecommunications)	312	4,015
Wisconsin Energy Corp. (Electric)	144	4,392
Wyndham Worldwide Corp. (Lodging)	112	3,563
Wynn Resorts, Ltd. (Lodging)	48	6,108
Xcel Energy, Inc. (Electric)	304	7,263
Xerox Corp. (Office/Business Equipment)	872	9,287
Xilinx, Inc. (Semiconductors)	160	5,248
XL Group PLC (Insurance)	192	4,723
Yahoo!, Inc.* (Internet)	816	13,586
YUM! Brands, Inc. (Retail)	296	15,209
Zimmer Holdings, Inc.* (Healthcare - Products)	120	7,264
Zions Bancorp (Banks)	112	2,583

TOTAL COMMON STOCKS (Cost $5,733,165)		7,554,689

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	1	11

TOTAL RIGHTS/WARRANTS (Cost $16)		11

	Principal Amount	Value
Repurchase Agreements (a)(b) (41.7%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $13,363,024	$13,363,000	$13,363,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,363,000)		13,363,000

TOTAL INVESTMENT SECURITIES (Cost $19,096,182)—65.3%		20,917,700
Net other assets (liabilities) — 34.7%		11,102,107

NET ASSETS — 100.0%		$32,019,807

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $3,799,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $15,332,300)	232	$110,504

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$16,866,312	$66,054
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	23,202,859	280,785
		$346,839

ProFund VP UltraBull invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$12,456	NM
Aerospace/Defense	156,612	0.5%
Agriculture	88,377	0.3%
Airlines	5,860	NM
Apparel	38,207	0.1%
Auto Manufacturers	47,452	0.2%
Auto Parts & Equipment	19,903	0.1%
Banks	349,522	1.1%
Beverages	180,783	0.6%
Biotechnology	76,994	0.2%
Building Materials	6,766	NM
Chemicals	139,547	0.4%
Coal	24,187	0.1%
Commercial Services	154,758	0.5%
Computers	480,518	1.5%
Cosmetics/Personal Care	147,413	0.5%
Distribution/Wholesale	16,880	0.1%
Diversified Financial Services	419,636	1.3%
Electric	226,842	0.7%
Electrical Components & Equipment	29,790	0.1%
Electronics	42,072	0.1%
Energy - Alternate Sources	5,147	NM
Engineering & Construction	12,364	NM
Entertainment	5,791	NM
Environmental Control	21,787	0.1%
Food	138,555	0.4%
Forest Products & Paper	24,164	0.1%
Gas	14,130	NM
Hand/Machine Tools	10,368	NM
Healthcare - Products	244,867	0.8%
Healthcare - Services	84,736	0.3%
Holding Companies - Diversified	4,505	NM
Home Builders	5,473	NM
Home Furnishings	5,970	NM
Household Products/Wares	31,501	0.1%
Housewares	3,520	NM
Insurance	293,358	0.9%
Internet	218,342	0.7%
Iron/Steel	28,070	0.1%
Leisure Time	16,553	0.1%
Lodging	23,201	0.1%
Machinery - Construction & Mining	50,864	0.2%
Machinery - Diversified	51,184	0.2%
Media	235,331	0.7%
Metal Fabricate/Hardware	12,952	NM
Mining	62,675	0.2%
Miscellaneous Manufacturing	314,062	1.0%
Office/Business Equipment	12,575	NM
Oil & Gas	780,444	2.4%
Oil & Gas Services	163,776	0.5%
Packaging & Containers	11,527	NM
Pharmaceuticals	379,262	1.2%
Pipelines	30,483	0.1%
REIT	104,098	0.3%
Real Estate	4,913	NM
Retail	420,430	1.3%
Savings & Loans	3,175	NM
Semiconductors	181,430	0.6%
Software	319,383	1.0%
Telecommunications	401,674	1.3%
Textiles	2,422	NM
Toys/Games/Hobbies	9,507	NM
Transportation	145,556	0.5%
Other**	24,465,107	76.4%
Total	$32,019,807	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (69.4%)
99 Cents Only Stores* (Retail)	966	$18,934
Aaron’s, Inc.* (Home Furnishings)	1,449	36,747
ACI Worldwide, Inc.* (Software)	644	21,123
Acuity Brands, Inc. (Miscellaneous Manufacturing)	805	47,084
Acxiom Corp.* (Software)	1,610	23,104
ADTRAN, Inc. (Telecommunications)	1,288	54,688
Advance Auto Parts, Inc. (Retail)	1,610	105,648
Advent Software, Inc.* (Software)	644	18,463
Aecom Technology Corp.* (Engineering & Construction)	2,415	66,968
Aeropostale, Inc.* (Retail)	1,771	43,071
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,127	123,260
AGCO Corp.* (Machinery - Diversified)	1,932	106,202
AGL Resources, Inc. (Gas)	1,610	64,142
AirTran Holdings, Inc.* (Airlines)	2,737	20,391
Alaska Air Group, Inc.* (Airlines)	805	51,053
Albemarle Corp. (Chemicals)	1,932	115,476
Alberto-Culver Co. (Cosmetics/Personal Care)	1,771	66,005
Alexander & Baldwin, Inc. (Transportation)	805	36,748
Alexandria Real Estate Equities, Inc. (REIT)	1,127	87,872
Alliance Data Systems Corp.* (Commercial Services)	1,127	96,798
Alliant Energy Corp. (Electric)	2,254	87,748
Alliant Techsystems, Inc. (Aerospace/Defense)	644	45,511
Allscripts Healthcare Solutions, Inc.* (Software)	3,864	81,105
AMB Property Corp. (REIT)	3,542	127,406
American Eagle Outfitters, Inc. (Retail)	4,025	63,957
American Financial Group, Inc. (Insurance)	1,610	56,382
American Greetings Corp. - Class A (Household Products/Wares)	805	18,998
Ametek, Inc. (Electrical Components & Equipment)	3,220	141,261
Ann, Inc.* (Retail)	1,127	32,807
ANSYS, Inc.* (Software)	1,932	104,695
AOL, Inc.* (Internet)	2,254	44,021
Apollo Investment Corp. (Investment Companies)	4,025	48,542
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,449	72,638
Aqua America, Inc. (Water)	2,898	66,335
Arch Coal, Inc. (Coal)	3,381	121,851
Arrow Electronics, Inc.* (Electronics)	2,415	101,140
Arthur J. Gallagher & Co. (Insurance)	2,254	68,544
Ascena Retail Group, Inc.* (Retail)	1,449	46,962
Ashland, Inc. (Chemicals)	1,610	92,994
Aspen Insurance Holdings, Ltd. (Insurance)	1,449	39,934
Associated Banc-Corp (Banks)	3,542	52,599
Astoria Financial Corp. (Savings & Loans)	1,771	25,449
Atmel Corp.* (Semiconductors)	9,338	127,277
Atmos Energy Corp. (Gas)	1,932	65,881
Atwood Oceanics, Inc.* (Oil & Gas)	1,127	52,327
Avnet, Inc.* (Electronics)	3,059	104,281
Bally Technologies, Inc.* (Entertainment)	1,127	42,657
BancorpSouth, Inc. (Banks)	1,449	22,387
Bank of Hawaii Corp. (Banks)	966	46,194
Barnes & Noble, Inc. (Retail)	805	7,398
BE Aerospace, Inc.* (Aerospace/Defense)	2,093	74,364
Beckman Coulter, Inc. (Healthcare - Products)	1,449	120,368
Bill Barrett Corp.* (Oil & Gas)	966	38,553
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	322	38,685
BJ’s Wholesale Club, Inc.* (Retail)	1,127	55,020
Black Hills Corp. (Electric)	805	26,919
Bob Evans Farms, Inc. (Retail)	644	20,994
BorgWarner, Inc.* (Auto Parts & Equipment)	2,254	179,621
Boyd Gaming Corp.* (Lodging)	1,127	10,560
BRE Properties, Inc. - Class A (REIT)	1,288	60,768
Brinker International, Inc. (Retail)	1,771	44,806
Broadridge Financial Solutions, Inc. (Software)	2,576	58,449
Brown & Brown, Inc. (Insurance)	2,415	62,307
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,610	147,235
Cabot Corp. (Chemicals)	1,288	59,622
Cadence Design Systems, Inc.* (Computers)	5,474	53,372
Camden Property Trust (REIT)	1,449	82,332
Career Education Corp.* (Commercial Services)	1,288	29,263
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,288	57,380
Carpenter Technology Corp. (Iron/Steel)	966	41,258
Cathay Bancorp, Inc. (Banks)	1,610	27,451
Charles River Laboratories International, Inc.* (Biotechnology)	1,127	43,254
Cheesecake Factory, Inc.* (Retail)	1,288	38,756
Chico’s FAS, Inc. (Retail)	3,703	55,175
Chipotle Mexican Grill, Inc. - Class A* (Retail)	644	175,406
Church & Dwight, Inc. (Household Products/Wares)	1,449	114,964
Ciena Corp.* (Telecommunications)	1,932	50,155
Cimarex Energy Co. (Oil & Gas)	1,771	204,090
City National Corp. (Banks)	966	55,110
Clean Harbors, Inc.* (Environmental Control)	483	47,653
Cleco Corp. (Electric)	1,288	44,166
Collective Brands, Inc.* (Retail)	1,288	27,795
Commerce Bancshares, Inc. (Banks)	1,610	65,108
Commercial Metals Co. (Metal Fabricate/Hardware)	2,415	41,707
Community Health Systems, Inc.* (Healthcare - Services)	1,932	77,261
Compass Minerals International, Inc. (Mining)	644	60,233
Comstock Resources, Inc.* (Oil & Gas)	966	29,888
Con-way, Inc. (Transportation)	1,127	44,280

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Concur Technologies, Inc.* (Software)	966	$53,565
Convergys Corp.* (Commercial Services)	2,576	36,991
Cooper Cos., Inc. (Healthcare - Products)	966	67,089
Copart, Inc.* (Retail)	1,288	55,809
CoreLogic, Inc. (Commercial Services)	2,093	38,721
Corn Products International, Inc. (Food)	1,610	83,430
Corporate Office Properties Trust (REIT)	1,449	52,367
Corrections Corp. of America* (Commercial Services)	2,254	54,998
Cousins Properties, Inc. (REIT)	2,093	17,477
Covance, Inc.* (Healthcare - Services)	1,288	70,479
Crane Co. (Miscellaneous Manufacturing)	966	46,783
Cree Research, Inc.* (Semiconductors)	2,254	104,045
Cullen/Frost Bankers, Inc. (Banks)	1,288	76,018
Cypress Semiconductor Corp.* (Semiconductors)	3,542	68,644
Cytec Industries, Inc. (Chemicals)	966	52,521
Deckers Outdoor Corp.* (Apparel)	805	69,351
Deluxe Corp. (Commercial Services)	1,127	29,911
Dick’s Sporting Goods, Inc.* (Retail)	1,771	70,805
Diebold, Inc. (Computers)	1,288	45,672
Digital River, Inc.* (Internet)	805	30,131
Dollar Tree, Inc.* (Retail)	2,576	143,020
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,610	98,677
DPL, Inc. (Electric)	2,415	66,195
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,449	40,471
Dril-Quip, Inc.* (Oil & Gas Services)	644	50,895
DST Systems, Inc. (Computers)	805	42,520
Duke Realty Corp. (REIT)	5,152	72,180
East West Bancorp, Inc. (Banks)	3,059	67,176
Eastman Kodak Co.* (Miscellaneous Manufacturing)	5,474	17,681
Eaton Vance Corp. (Diversified Financial Services)	2,415	77,860
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,415	92,156
Energen Corp. (Gas)	1,449	91,461
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,449	103,111
Equinix, Inc.* (Internet)	966	88,003
Equity One, Inc. (REIT)	966	18,132
Essex Property Trust, Inc. (REIT)	644	79,856
Everest Re Group, Ltd. (Insurance)	1,127	99,379
Exterran Holdings, Inc.* (Oil & Gas Services)	1,288	30,564
FactSet Research Systems, Inc. (Computers)	966	101,169
Fair Isaac Corp. (Software)	805	25,446
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,576	46,883
Federal Realty Investment Trust (REIT)	1,288	105,049
Fidelity National Title Group, Inc. - Class A (Insurance)	4,508	63,698
First American Financial Corp. (Insurance)	2,093	34,535
First Niagara Financial Group, Inc. (Savings & Loans)	4,347	59,032
FirstMerit Corp. (Banks)	2,254	38,453
Flowers Foods, Inc. (Food)	1,610	43,840
Foot Locker, Inc. (Retail)	3,220	63,498
Forest Oil Corp.* (Oil & Gas)	2,254	85,269
Fossil, Inc.* (Household Products/Wares)	1,127	105,544
Frontier Oil Corp. (Oil & Gas)	2,093	61,367
FTI Consulting, Inc.* (Commercial Services)	966	37,027
Fulton Financial Corp. (Banks)	4,025	44,718
Gardner Denver, Inc. (Machinery - Diversified)	1,127	87,940
Gartner Group, Inc.* (Commercial Services)	1,771	73,798
GATX Corp. (Trucking & Leasing)	966	37,346
Gen-Probe, Inc.* (Healthcare - Products)	966	64,094
Gentex Corp. (Electronics)	2,898	87,665
Global Payments, Inc. (Software)	1,610	78,761
Graco, Inc. (Machinery - Diversified)	1,288	58,591
Granite Construction, Inc. (Engineering & Construction)	644	18,096
Great Plains Energy, Inc. (Electric)	2,737	54,795
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,415	156,033
Greenhill & Co., Inc. (Diversified Financial Services)	483	31,777
Greif, Inc. - Class A (Packaging & Containers)	644	42,124
GUESS?, Inc. (Apparel)	1,288	50,683
Hanesbrands, Inc.* (Apparel)	1,932	52,241
Hanover Insurance Group, Inc. (Insurance)	966	43,712
Hansen Natural Corp.* (Beverages)	1,449	87,273
Harsco Corp. (Miscellaneous Manufacturing)	1,610	56,817
Harte-Hanks, Inc. (Advertising)	805	9,580
Hawaiian Electric Industries, Inc. (Electric)	1,932	47,914
HCC Insurance Holdings, Inc. (Insurance)	2,415	75,614
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,152	56,157
Health Net, Inc.* (Healthcare - Services)	1,932	63,176
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,093	36,000
Henry Schein, Inc.* (Healthcare - Products)	1,932	135,568
Herman Miller, Inc. (Office Furnishings)	1,127	30,981
Highwoods Properties, Inc. (REIT)	1,449	50,730
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,288	48,918
HNI Corp. (Office Furnishings)	966	30,487
Hologic, Inc.* (Healthcare - Products)	5,313	117,949
Hospitality Properties Trust (REIT)	2,576	59,634

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,288	$91,487
Huntington Ingalls Industries, Inc.* (Transportation)	966	40,089
IDACORP, Inc. (Electric)	966	36,805
IDEX Corp. (Machinery - Diversified)	1,610	70,277
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,127	87,027
Immucor, Inc.* (Healthcare - Products)	1,449	28,661
Informatica Corp.* (Software)	1,932	100,908
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,220	67,717
Integrated Device Technology, Inc.* (Semiconductors)	3,059	22,545
International Bancshares Corp. (Banks)	1,127	20,669
International Rectifier Corp.* (Semiconductors)	1,449	47,904
International Speedway Corp. (Entertainment)	644	19,191
Intersil Corp. - Class A (Semiconductors)	2,576	32,071
Intrepid Potash, Inc.* (Chemicals)	966	33,636
Itron, Inc.* (Electronics)	805	45,434
ITT Educational Services, Inc.* (Commercial Services)	483	34,848
J. Crew Group - Escrowed Security*(a) (Apparel)	1,288	—
J.B. Hunt Transport Services, Inc. (Transportation)	1,771	80,439
Jack Henry & Associates, Inc. (Computers)	1,771	60,019
Jefferies Group, Inc. (Diversified Financial Services)	2,576	64,245
JetBlue Airways Corp.* (Airlines)	4,186	26,246
John Wiley & Sons, Inc. (Media)	966	49,111
Jones Lang LaSalle, Inc. (Real Estate)	805	80,291
Kansas City Southern Industries, Inc.* (Transportation)	2,093	113,964
KB Home (Home Builders)	1,449	18,026
KBR, Inc. (Engineering & Construction)	3,059	115,538
Kennametal, Inc. (Hand/Machine Tools)	1,610	62,790
Kindred Healthcare, Inc.* (Healthcare - Services)	805	19,223
Kinetic Concepts, Inc.* (Healthcare - Products)	1,288	70,093
Kirby Corp.* (Transportation)	1,127	64,566
Korn/Ferry International* (Commercial Services)	966	21,513
Lam Research Corp.* (Semiconductors)	2,576	145,956
Lamar Advertising Co.* (Advertising)	1,127	41,631
Lancaster Colony Corp. (Miscellaneous Manufacturing)	322	19,513
Landstar System, Inc. (Transportation)	966	44,127
Lender Processing Services, Inc. (Diversified Financial Services)	1,771	57,009
Lennox International, Inc. (Building Materials)	966	50,792
Liberty Property Trust (REIT)	2,415	79,454
Life Time Fitness, Inc.* (Leisure Time)	805	30,035
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,127	45,283
Lincare Holdings, Inc. (Healthcare - Services)	1,932	57,303
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	805	61,116
LKQ Corp.* (Distribution/Wholesale)	3,059	73,722
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,737	28,739
Lubrizol Corp. (Chemicals)	1,288	172,541
M.D.C. Holdings, Inc. (Home Builders)	805	20,407
Mack-Cali Realty Corp. (REIT)	1,771	60,037
Manpower, Inc. (Commercial Services)	1,610	101,237
ManTech International Corp. - Class A* (Software)	483	20,479
Martin Marietta Materials (Building Materials)	966	86,621
Masimo Corp. (Healthcare - Products)	1,288	42,633
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	644	24,826
MDU Resources Group, Inc. (Electric)	3,864	88,756
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,127	36,109
Mednax, Inc.* (Healthcare - Services)	966	64,345
Mentor Graphics Corp.* (Computers)	2,254	32,976
Mercury General Corp. (Insurance)	805	31,500
Meredith Corp. (Media)	805	27,306
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	644	110,768
Micros Systems, Inc.* (Computers)	1,610	79,582
Mine Safety Appliances Co. (Environmental Control)	644	23,615
Minerals Technologies, Inc. (Chemicals)	322	22,063
Mohawk Industries, Inc.* (Textiles)	1,127	68,916
MSC Industrial Direct Co. - Class A (Retail)	966	66,142
MSCI, Inc. - Class A* (Software)	2,415	88,920
National Fuel Gas Co. (Pipelines)	1,610	119,140
National Instruments Corp. (Computers)	1,772	58,052
Nationwide Health Properties, Inc. (REIT)	2,576	109,557
NCR Corp.* (Computers)	3,220	60,665
NeuStar, Inc.* (Telecommunications)	1,449	37,065
New York Community Bancorp (Savings & Loans)	9,016	155,616
NewAlliance Bancshares, Inc. (Savings & Loans)	2,093	31,060
NewMarket Corp. (Chemicals)	161	25,473
Nordson Corp. (Machinery - Diversified)	644	74,099
Northern Oil & Gas, Inc.* (Oil & Gas)	1,127	30,091
NSTAR (Electric)	2,093	96,843
NV Energy, Inc. (Electric)	4,830	71,919
NVR, Inc.* (Home Builders)	161	121,716

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Oceaneering International, Inc.* (Oil & Gas Services)	1,127	$100,810
Office Depot, Inc.* (Retail)	5,635	26,090
OGE Energy Corp. (Electric)	1,932	97,682
Old Republic International Corp. (Insurance)	5,313	67,422
Olin Corp. (Chemicals)	1,610	36,901
OMEGA Healthcare Investors, Inc. (REIT)	2,093	46,758
Omnicare, Inc. (Pharmaceuticals)	2,415	72,426
Oshkosh Truck Corp.* (Auto Manufacturers)	1,932	68,354
Overseas Shipholding Group, Inc. (Transportation)	483	15,524
Owens & Minor, Inc. (Distribution/Wholesale)	1,288	41,834
Packaging Corp. of America (Packaging & Containers)	2,093	60,467
PacWest Bancorp (Banks)	644	14,007
Panera Bread Co. - Class A* (Retail)	644	81,788
Parametric Technology Corp.* (Software)	2,415	54,313
Patriot Coal Corp.* (Coal)	1,932	49,904
Patterson-UTI Energy, Inc. (Oil & Gas)	3,220	94,636
Pentair, Inc. (Miscellaneous Manufacturing)	2,093	79,094
Perrigo Co. (Pharmaceuticals)	1,771	140,830
PetSmart, Inc. (Retail)	2,415	98,894
Pharmaceutical Product Development, Inc. (Commercial Services)	2,415	66,920
Phillips-Van Heusen Corp. (Apparel)	1,449	94,228
Plains Exploration & Production Co.* (Oil & Gas)	2,898	104,995
Plantronics, Inc. (Telecommunications)	966	35,375
PNM Resources, Inc. (Electric)	1,771	26,423
Polaris Industries, Inc. (Leisure Time)	644	56,041
Polycom, Inc.* (Telecommunications)	1,771	91,826
Potlatch Corp. (Forest Products & Paper)	805	32,361
Pride International, Inc.* (Oil & Gas)	3,703	159,044
Prosperity Bancshares, Inc. (Banks)	966	41,316
Protective Life Corp. (Insurance)	1,771	47,020
QLogic Corp.* (Semiconductors)	2,093	38,825
Quest Software, Inc.* (Software)	1,288	32,702
Questar Corp. (Pipelines)	3,542	61,808
Quicksilver Resources, Inc.* (Oil & Gas)	2,415	34,559
Rackspace Hosting, Inc.* (Internet)	2,093	89,685
Ralcorp Holdings, Inc.* (Food)	1,127	77,121
Raymond James Financial Corp. (Diversified Financial Services)	2,093	80,036
Rayonier, Inc. (Forest Products & Paper)	1,610	100,319
Realty Income Corp. (REIT)	2,576	90,031
Regal-Beloit Corp. (Hand/Machine Tools)	805	59,433
Regency Centers Corp. (REIT)	1,610	70,003
Regis Corp. (Retail)	1,127	19,993
Reinsurance Group of America, Inc. (Insurance)	1,610	101,076
Reliance Steel & Aluminum Co. (Iron/Steel)	1,449	83,723
Rent-A-Center, Inc. (Commercial Services)	1,288	44,964
ResMed, Inc.* (Healthcare - Products)	3,059	91,770
RF Micro Devices, Inc.* (Telecommunications)	5,635	36,120
Riverbed Technology, Inc.* (Computers)	3,059	115,171
Rock-Tenn Co. - Class A (Forest Products & Paper)	805	55,827
Rollins, Inc. (Commercial Services)	1,288	26,146
Rovi Corp.* (Semiconductors)	2,254	120,927
RPM, Inc. (Chemicals)	2,737	64,949
Ruddick Corp. (Food)	805	31,065
Saks, Inc.* (Retail)	3,220	36,418
Scholastic Corp. (Media)	483	13,060
Scientific Games Corp. - Class A* (Entertainment)	1,288	11,257
SEI Investments Co. (Software)	2,898	69,204
Semtech Corp.* (Semiconductors)	1,288	32,226
Senior Housing Properties Trust (REIT)	2,898	66,770
Sensient Technologies Corp. (Chemicals)	966	34,621
Service Corp. International (Commercial Services)	4,991	55,200
Shaw Group, Inc.* (Engineering & Construction)	1,771	62,711
Silgan Holdings, Inc. (Packaging & Containers)	966	36,843
Silicon Laboratories, Inc.* (Semiconductors)	966	41,741
Skyworks Solutions, Inc.* (Semiconductors)	3,864	125,271
SL Green Realty Corp. (REIT)	1,610	121,072
SM Energy Co. (Oil & Gas)	1,288	95,557
Smithfield Foods, Inc.* (Food)	3,381	81,347
Solera Holdings, Inc. (Software)	1,449	74,044
Sonoco Products Co. (Packaging & Containers)	2,093	75,829
Sotheby’s (Commercial Services)	1,449	76,217
Southern Union Co. (Gas)	2,576	73,725
SPX Corp. (Miscellaneous Manufacturing)	966	76,691
SRA International, Inc. - Class A* (Computers)	805	22,830
StanCorp Financial Group, Inc. (Insurance)	966	44,552
Steel Dynamics, Inc. (Iron/Steel)	4,508	84,615
STERIS Corp. (Healthcare - Products)	1,288	44,488
Strayer Education, Inc. (Commercial Services)	322	42,018
Superior Energy Services, Inc.* (Oil & Gas Services)	1,610	66,010
SVB Financial Group* (Banks)	805	45,829
Synopsys, Inc.* (Computers)	3,059	84,581
Synovus Financial Corp. (Banks)	16,100	38,640
Taubman Centers, Inc. (REIT)	1,127	60,385
TCF Financial Corp. (Banks)	3,220	51,069
Tech Data Corp.* (Distribution/Wholesale)	966	49,131
Techne Corp. (Healthcare - Products)	805	57,638

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Teleflex, Inc. (Miscellaneous Manufacturing)	805	$46,674
Telephone & Data Systems, Inc. (Telecommunications)	1,932	65,108
Temple-Inland, Inc. (Forest Products & Paper)	2,254	52,744
Terex Corp.* (Machinery - Construction & Mining)	2,254	83,488
The Brink’s Co. (Miscellaneous Manufacturing)	966	31,984
The Corporate Executive Board Co. (Commercial Services)	644	25,998
The Macerich Co. (REIT)	2,737	135,564
The New York Times Co. - Class A* (Media)	2,415	22,870
The Ryland Group, Inc. (Home Builders)	966	15,359
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	966	55,883
The Timberland Co. - Class A* (Apparel)	805	33,238
The Timken Co. (Metal Fabricate/Hardware)	1,610	84,203
The Warnaco Group, Inc.* (Apparel)	966	55,246
Thomas & Betts Corp.* (Electronics)	1,127	67,023
Thor Industries, Inc. (Home Builders)	805	26,863
Thoratec Corp.* (Healthcare - Products)	1,127	29,223
Tibco Software, Inc.* (Internet)	3,381	92,132
Tidewater, Inc. (Oil & Gas Services)	1,127	67,451
Toll Brothers, Inc.* (Home Builders)	2,898	57,293
Tootsie Roll Industries, Inc. (Food)	483	13,712
Towers Watson & Co. - Class A (Commercial Services)	966	53,574
Tractor Supply Co. (Retail)	1,449	86,737
Transatlantic Holdings, Inc. (Insurance)	1,288	62,687
Trimble Navigation, Ltd.* (Electronics)	2,576	130,191
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,610	59,039
Trustmark Corp. (Banks)	1,127	26,394
Tupperware Corp. (Household Products/Wares)	1,288	76,906
tw telecom, Inc.* (Telecommunications)	3,059	58,733
UDR, Inc. (REIT)	3,703	90,242
UGI Corp. (Gas)	2,254	74,157
Under Armour, Inc. - Class A* (Retail)	644	43,824
Unit Corp.* (Oil & Gas)	805	49,870
United Rentals, Inc.* (Commercial Services)	1,288	42,865
United Therapeutics Corp.* (Pharmaceuticals)	966	64,741
Unitrin, Inc. (Insurance)	966	29,830
Universal Corp. (Agriculture)	483	21,030
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,932	95,460
URS Corp.* (Engineering & Construction)	1,610	74,141
Valley National Bancorp (Banks)	3,381	47,199
Valmont Industries, Inc. (Metal Fabricate/Hardware)	483	50,411
Valspar Corp. (Chemicals)	1,932	75,541
ValueClick, Inc.* (Internet)	1,610	23,281
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,610	78,359
VCA Antech, Inc.* (Pharmaceuticals)	1,771	44,594
Vectren Corp. (Gas)	1,610	43,792
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,186	200,635
Vishay Intertechnology, Inc.* (Electronics)	3,381	59,979
W.R. Berkley Corp. (Insurance)	2,415	77,787
Wabtec Corp. (Machinery - Diversified)	966	65,524
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,771	71,920
Washington Federal, Inc. (Savings & Loans)	2,254	39,084
Waste Connections, Inc. (Environmental Control)	2,254	64,893
Watsco, Inc. (Distribution/Wholesale)	644	44,893
Webster Financial Corp. (Banks)	1,449	31,052
Weingarten Realty Investors (REIT)	2,415	60,520
WellCare Health Plans, Inc.* (Healthcare - Services)	805	33,770
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	6,601	33,203
Werner Enterprises, Inc. (Transportation)	966	25,570
Westamerica Bancorp (Banks)	644	33,082
Westar Energy, Inc. (Electric)	2,254	59,551
WGL Holdings, Inc. (Gas)	1,127	43,953
Williams Sonoma, Inc. (Retail)	2,093	84,767
WMS Industries, Inc.* (Leisure Time)	1,127	39,839
Woodward, Inc. (Electronics)	1,288	44,513
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,127	23,577

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,127	$44,223
TOTAL COMMON STOCKS (Cost $15,757,570)		24,691,715

	Principal Amount	Value
Repurchase Agreements (b)(c) (25.2%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $8,961,016	$8,961,000	$8,961,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,961,000)		8,961,000

TOTAL INVESTMENT SECURITIES (Cost $24,718,570)—94.6%		33,652,715
Net other assets (liabilities) — 5.4%		1,913,367

NET ASSETS — 100.0%		$35,566,082

(a)	Security issued in connection with a pending litigation settlement and was fair valued at $0 on March 31, 2011.
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $4,508,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 6/20/11 (Underlying notional amount at value $8,886,600)	90	$232,888

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$22,869,404	$480,364
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	14,603,666	341,608
		$821,972

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$51,211	0.1%
Aerospace/Defense	119,875	0.3%
Agriculture	21,030	0.1%
Airlines	97,690	0.3%
Apparel	354,987	1.0%
Auto Manufacturers	68,354	0.2%
Auto Parts & Equipment	179,621	0.5%
Banks	844,471	2.4%
Beverages	243,306	0.7%
Biotechnology	282,574	0.8%
Building Materials	137,413	0.4%
Chemicals	786,338	2.2%
Coal	171,755	0.5%
Commercial Services	989,007	2.8%
Computers	756,609	2.1%
Cosmetics/Personal Care	66,005	0.2%
Distribution/Wholesale	277,297	0.8%
Diversified Financial Services	506,107	1.4%
Electric	805,716	2.3%
Electrical Components & Equipment	446,627	1.3%
Electronics	640,226	1.8%
Engineering & Construction	337,454	1.0%
Entertainment	113,576	0.3%
Environmental Control	136,161	0.4%
Food	330,515	0.9%
Forest Products & Paper	269,990	0.8%
Gas	457,111	1.3%
Hand/Machine Tools	183,339	0.5%
Healthcare - Products	1,005,519	2.8%
Healthcare - Services	582,457	1.6%
Home Builders	259,664	0.7%
Home Furnishings	36,747	0.1%
Household Products/Wares	372,295	1.0%
Insurance	1,005,979	2.8%
Internet	367,253	1.0%
Investment Companies	48,542	0.1%
Iron/Steel	209,596	0.6%
Leisure Time	125,915	0.4%
Lodging	10,560	NM
Machinery - Construction & Mining	230,723	0.6%
Machinery - Diversified	506,856	1.4%
Media	112,347	0.3%
Metal Fabricate/Hardware	199,898	0.6%
Mining	60,233	0.2%
Miscellaneous Manufacturing	734,881	2.1%
Office Furnishings	61,468	0.2%
Oil & Gas	1,040,246	2.9%
Oil & Gas Services	351,730	1.0%
Packaging & Containers	215,263	0.6%
Pharmaceuticals	450,856	1.3%
Pipelines	180,948	0.5%
REIT	1,804,196	5.1%
Real Estate	80,291	0.2%
Retail	1,614,514	4.5%
Retail - Restaurants	33,203	0.1%
Savings & Loans	310,241	0.9%
Semiconductors	1,032,674	2.9%
Software	905,281	2.5%
Telecommunications	429,070	1.2%
Textiles	68,916	0.2%
Transportation	465,307	1.3%
Trucking & Leasing	37,346	0.1%
Water	66,335	0.2%
Other**	10,874,367	30.6%
Total	$35,566,082	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

**Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.
NM Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (10.8%)
1st Source Corp. (Banks)	102	$2,044
3D Systems Corp.* (Computers)	51	2,476
99 Cents Only Stores* (Retail)	119	2,332
A.M. Castle & Co.* (Metal Fabricate/Hardware)	68	1,284
A123 Systems, Inc.* (Electrical Components & Equipment)	204	1,295
AAON, Inc. (Building Materials)	51	1,678
AAR Corp.* (Aerospace/Defense)	102	2,827
Abaxis, Inc.* (Healthcare - Products)	85	2,451
ABIOMED, Inc.* (Healthcare - Products)	85	1,235
ABM Industries, Inc. (Commercial Services)	136	3,453
AboveNet, Inc. (Internet)	51	3,308
Abraxas Petroleum Corp.* (Oil & Gas)	204	1,193
Acacia Research Corp.* (Media)	85	2,909
Acadia Realty Trust (REIT)	34	643
Accelrys, Inc.* (Software)	170	1,360
Acco Brands Corp.* (Household Products/Wares)	187	1,784
Accuray, Inc.* (Healthcare - Products)	255	2,303
ACI Worldwide, Inc.* (Software)	102	3,346
Acme Packet, Inc.* (Telecommunications)	119	8,444
Acorda Therapeutics, Inc.* (Biotechnology)	119	2,761
Actuant Corp. - Class A (Miscellaneous Manufacturing)	187	5,423
Acuity Brands, Inc. (Miscellaneous Manufacturing)	102	5,966
Acxiom Corp.* (Software)	187	2,683
ADTRAN, Inc. (Telecommunications)	153	6,496
Advance America Cash Advance Centers, Inc. (Commercial Services)	255	1,352
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	102	1,668
Advent Software, Inc.* (Software)	68	1,950
Advisory Board Co.* (Commercial Services)	34	1,751
Aerovironment, Inc.* (Aerospace/Defense)	34	1,189
AFC Enterprises, Inc.* (Retail)	85	1,286
Affymetrix, Inc.* (Biotechnology)	204	1,063
Air Methods Corp.* (Healthcare - Services)	34	2,287
Air Transport Services Group, Inc.* (Transportation)	204	1,724
Aircastle, Ltd. (Trucking & Leasing)	187	2,257
AirTran Holdings, Inc.* (Airlines)	357	2,660
Akorn, Inc.* (Pharmaceuticals)	170	981
Alaska Air Group, Inc.* (Airlines)	85	5,391
Alaska Communications Systems Group, Inc. (Telecommunications)	153	1,629
Albany International Corp. - Class A (Machinery - Diversified)	68	1,693
Align Technology, Inc.* (Healthcare - Products)	153	3,133
Alkermes, Inc.* (Pharmaceuticals)	272	3,522
Allegiant Travel Co. (Airlines)	34	1,490
ALLETE, Inc. (Electric)	102	3,975
Alliance One International, Inc.* (Agriculture)	289	1,162
Allied Nevada Gold Corp.* (Mining)	204	7,238
Allos Therapeutics, Inc.* (Pharmaceuticals)	272	862
Almost Family, Inc.* (Healthcare - Services)	34	1,280
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	119	1,139
Alterra Capital Holdings, Ltd. (Insurance)	255	5,697
Altra Holdings, Inc.* (Machinery - Diversified)	85	2,008
AMAG Pharmaceuticals, Inc.* (Biotechnology)	51	852
AMCOL International Corp. (Mining)	85	3,058
Amedisys, Inc.* (Healthcare - Services)	85	2,975
AMERCO* (Trucking & Leasing)	17	1,649
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	153	1,926
American Campus Communities, Inc. (REIT)	119	3,927
American Capital Agency Corp. (REIT)	119	3,468
American Capital, Ltd.* (Investment Companies)	867	8,583
American Equity Investment Life Holding Co. (Insurance)	204	2,676
American Greetings Corp. - Class A (Household Products/Wares)	119	2,808
American Medical Systems Holdings, Inc.* (Healthcare - Products)	187	4,047
American Public Education, Inc.* (Commercial Services)	51	2,063
American Science & Engineering, Inc. (Electronics)	17	1,570
American States Water Co. (Water)	68	2,438
American Superconductor Corp.* (Electrical Components & Equipment)	136	3,382
AMERIGROUP Corp.* (Healthcare - Services)	136	8,738
Amerisafe, Inc.* (Insurance)	85	1,879
Ameristar Casinos, Inc. (Lodging)	85	1,509
Ameron International Corp. (Miscellaneous Manufacturing)	34	2,373
Amkor Technology, Inc.* (Semiconductors)	255	1,719
AmSurg Corp.* (Healthcare - Services)	102	2,595
AmTrust Financial Services, Inc. (Insurance)	51	973
ANADIGICS, Inc.* (Semiconductors)	187	838
Analogic Corp. (Electronics)	51	2,884
Anaren, Inc.* (Telecommunications)	51	1,025
Ancestry.com, Inc.* (Internet)	51	1,808
AngioDynamics, Inc.* (Healthcare - Products)	85	1,285

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Anixter International, Inc. (Telecommunications)	68	$4,753
Ann, Inc.* (Retail)	153	4,454
Anworth Mortgage Asset Corp. (REIT)	272	1,928
Apco Oil & Gas International, Inc. (Oil & Gas)	34	2,916
Apogee Enterprises, Inc. (Building Materials)	68	897
Apollo Investment Corp. (Investment Companies)	561	6,766
Applied Industrial Technologies, Inc. (Machinery - Diversified)	102	3,393
Applied Micro Circuits Corp.* (Semiconductors)	170	1,765
Approach Resources, Inc.* (Oil & Gas)	51	1,714
Arbitron, Inc. (Commercial Services)	68	2,722
Arch Chemicals, Inc. (Chemicals)	68	2,828
Ardea Biosciences, Inc.* (Pharmaceuticals)	68	1,951
Argo Group International Holdings, Ltd. (Insurance)	85	2,808
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	408	3,068
Ariba, Inc.* (Internet)	238	8,125
Arkansas Best Corp. (Transportation)	68	1,763
Arris Group, Inc.* (Telecommunications)	323	4,115
ArthroCare Corp.* (Healthcare - Products)	85	2,834
Artio Global Investors, Inc. (Diversified Financial Services)	85	1,374
Aruba Networks, Inc.* (Telecommunications)	204	6,903
Asbury Automotive Group, Inc.* (Retail)	85	1,572
Ascena Retail Group, Inc.* (Retail)	170	5,510
Ascent Media Corp. - Class A* (Entertainment)	34	1,661
Ashford Hospitality Trust (REIT)	136	1,499
Aspen Technology, Inc.* (Software)	153	2,293
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	51	1,996
Associated Estates Realty Corp. (REIT)	119	1,890
Astec Industries, Inc.* (Machinery - Construction & Mining)	51	1,902
Astoria Financial Corp. (Savings & Loans)	221	3,176
athenahealth, Inc.* (Software)	85	3,836
Atlantic Tele-Network, Inc. (Environmental Control)	34	1,264
Atlas Air Worldwide Holdings, Inc.* (Transportation)	68	4,741
ATMI, Inc.* (Semiconductors)	85	1,605
ATP Oil & Gas Corp.* (Oil & Gas)	119	2,155
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	119	2,555
AVANIR Pharmaceuticals, Inc. - Class A* (Pharmaceuticals)	255	1,040
Aviat Networks, Inc.* (Telecommunications)	221	1,143
Avid Technology, Inc.* (Software)	119	2,654
Avis Budget Group, Inc.* (Commercial Services)	289	5,176
Avista Corp. (Electric)	102	2,359
Axcelis Technologies, Inc.* (Semiconductors)	323	856
AXT, Inc.* (Semiconductors)	102	731
AZZ, Inc. (Miscellaneous Manufacturing)	34	1,550
B&G Foods, Inc. - Class A (Food)	170	3,191
Badger Meter, Inc. (Electronics)	34	1,401
Balchem Corp. (Chemicals)	68	2,551
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	68	1,187
Bank of the Ozarks, Inc. (Banks)	34	1,486
Barnes & Noble, Inc. (Retail)	102	937
Barnes Group, Inc. (Miscellaneous Manufacturing)	153	3,195
Basic Energy Services, Inc.* (Oil & Gas Services)	51	1,301
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	136	2,784
Beazer Homes USA, Inc.* (Home Builders)	221	1,010
Belden, Inc. (Electrical Components & Equipment)	119	4,468
Belo Corp. - Class A* (Media)	255	2,247
Benchmark Electronics, Inc.* (Electronics)	187	3,547
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	102	879
Berkshire Hills Bancorp, Inc. (Savings & Loans)	51	1,063
Berry Petroleum Co. - Class A (Oil & Gas)	136	6,861
BGC Partners, Inc. - Class A (Diversified Financial Services)	187	1,737
Big 5 Sporting Goods Corp. (Retail)	85	1,013
Bill Barrett Corp.* (Oil & Gas)	119	4,749
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	85	1,907
BioMed Realty Trust, Inc. (REIT)	340	6,467
BJ’s Restaurants, Inc.* (Retail)	68	2,674
Black Box Corp. (Telecommunications)	85	2,988
Black Hills Corp. (Electric)	102	3,411
Blackbaud, Inc. (Software)	119	3,242
Blackboard, Inc.* (Software)	85	3,080
BlackRock Kelso Capital Corp. (Investment Companies)	238	2,411
Blount International, Inc.* (Machinery - Diversified)	119	1,902
Blue Coat Systems, Inc.* (Internet)	102	2,872
Blue Nile, Inc.* (Internet)	34	1,836
Bob Evans Farms, Inc. (Retail)	85	2,771
Boise, Inc. (Forest Products & Paper)	204	1,869
Boston Beer Co., Inc. - Class A* (Beverages)	17	1,575
Boston Private Financial Holdings, Inc. (Banks)	221	1,562
Bottomline Technologies, Inc.* (Diversified Financial Services)	102	2,564
Boyd Gaming Corp.* (Lodging)	170	1,593
BPZ Resources, Inc.* (Oil & Gas)	255	1,354
Brady Corp. - Class A (Electronics)	119	4,247

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Bridgepoint Education, Inc.* (Commercial Services)	51	$872
Briggs & Stratton Corp. (Machinery - Diversified)	136	3,080
Brigham Exploration Co.* (Oil & Gas)	289	10,745
Brightpoint, Inc.* (Distribution/Wholesale)	187	2,027
Bristow Group, Inc.* (Transportation)	85	4,020
Brookline Bancorp, Inc. (Savings & Loans)	136	1,432
Brooks Automation, Inc.* (Semiconductors)	187	2,568
Brown Shoe Co., Inc. (Retail)	119	1,454
Bruker Corp.* (Healthcare - Products)	204	4,253
Brunswick Corp. (Leisure Time)	238	6,052
Buckeye Technologies, Inc. (Forest Products & Paper)	119	3,240
Buffalo Wild Wings, Inc.* (Retail)	51	2,776
Cabela’s, Inc.* (Retail)	119	2,976
Cabot Microelectronics Corp.* (Chemicals)	68	3,553
CACI International, Inc. - Class A* (Computers)	68	4,170
Cal Dive International, Inc.* (Oil & Gas Services)	289	2,017
Cal-Maine Foods, Inc. (Food)	34	1,003
Calgon Carbon Corp.* (Environmental Control)	153	2,430
California Pizza Kitchen, Inc.* (Retail)	34	574
California Water Service Group (Water)	51	1,896
Callaway Golf Co. (Leisure Time)	238	1,623
Campus Crest Communities, Inc. (REIT)	85	1,006
Cantel Medical Corp. (Healthcare - Products)	51	1,313
Capella Education Co.* (Commercial Services)	34	1,693
Capital Gold Corp.* (Mining)	221	1,421
Capital Lease Funding, Inc. (REIT)	255	1,397
Capital Southwest Corp. (Investment Companies)	17	1,556
Capstead Mortgage Corp. (REIT)	187	2,390
CARBO Ceramics, Inc. (Oil & Gas Services)	51	7,197
Cardinal Financial Corp. (Banks)	136	1,586
Cardtronics, Inc.* (Commercial Services)	85	1,730
Carrizo Oil & Gas, Inc.* (Oil & Gas)	85	3,139
Carter’s, Inc.* (Apparel)	153	4,380
Cascade Corp. (Machinery - Diversified)	34	1,516
Casey’s General Stores, Inc. (Retail)	85	3,315
Cash America International, Inc. (Retail)	85	3,914
Cass Information Systems, Inc. (Banks)	51	2,004
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	102	5,705
Cathay Bancorp, Inc. (Banks)	204	3,478
Cavco Industries, Inc.* (Home Builders)	17	768
Cavium Networks, Inc.* (Semiconductors)	102	4,583
Cbeyond, Inc.* (Telecommunications)	68	794
CBL & Associates Properties, Inc. (REIT)	340	5,923
CEC Entertainment, Inc. (Retail)	68	2,566
Cedar Shopping Centers, Inc. (REIT)	272	1,640
Celadon Group, Inc.* (Transportation)	68	1,104
Celera Corp.* (Biotechnology)	289	2,344
Centene Corp.* (Healthcare - Services)	136	4,485
Central Garden & Pet Co. - Class A* (Household Products/Wares)	204	1,879
Century Aluminum Co.* (Mining)	187	3,493
Cenveo, Inc.* (Commercial Services)	170	1,110
Cepheid, Inc.* (Healthcare - Products)	170	4,763
Ceradyne, Inc.* (Miscellaneous Manufacturing)	68	3,065
CEVA, Inc.* (Semiconductors)	68	1,818
CH Energy Group, Inc. (Electric)	34	1,718
Charming Shoppes, Inc.* (Retail)	408	1,738
Chart Industries, Inc.* (Machinery - Diversified)	85	4,678
Checkpoint Systems, Inc.* (Electronics)	102	2,293
Cheesecake Factory, Inc.* (Retail)	153	4,604
Chemed Corp. (Commercial Services)	85	5,662
Chemical Financial Corp. (Banks)	153	3,049
Cheniere Energy, Inc.* (Oil & Gas)	170	1,583
Chesapeake Utilities Corp. (Oil & Gas Services)	34	1,415
Chiquita Brands International, Inc.* (Food)	136	2,086
Churchill Downs, Inc. (Entertainment)	68	2,822
Cincinnati Bell, Inc.* (Telecommunications)	527	1,412
Cinemark Holdings, Inc. (Entertainment)	136	2,632
CIRCOR International, Inc. (Metal Fabricate/Hardware)	51	2,398
Cirrus Logic, Inc.* (Semiconductors)	187	3,933
Citi Trends, Inc.* (Retail)	51	1,137
City Holding Co. (Banks)	34	1,202
Clarcor, Inc. (Miscellaneous Manufacturing)	136	6,110
Clayton Williams Energy, Inc.* (Oil & Gas)	17	1,797
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	136	2,228
Clean Harbors, Inc.* (Environmental Control)	68	6,709
Clearwater Paper Corp.* (Forest Products & Paper)	34	2,768
Cleco Corp. (Electric)	85	2,915
Cloud Peak Energy, Inc.* (Coal)	85	1,835
CNA Surety Corp.* (Insurance)	51	1,288
CNO Financial Group, Inc.* (Insurance)	578	4,341
Coeur d’Alene Mines Corp.* (Mining)	238	8,278
Cogent Communications Group, Inc.* (Internet)	136	1,941

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Cognex Corp. (Machinery - Diversified)	102	$2,882
Cohen & Steers, Inc. (Diversified Financial Services)	51	1,514
Coherent, Inc.* (Electronics)	85	4,939
Cohu, Inc. (Semiconductors)	85	1,306
Coinstar, Inc.* (Commercial Services)	85	3,903
Colfax Corp.* (Miscellaneous Manufacturing)	102	2,341
Collective Brands, Inc.* (Retail)	170	3,669
Colonial Properties Trust (REIT)	221	4,254
Colony Financial, Inc. (REIT)	68	1,280
Columbia Banking System, Inc. (Banks)	153	2,933
Columbia Sportswear Co. (Apparel)	34	2,020
Columbus McKinnon Corp. NY* (Machinery - Diversified)	68	1,255
Comfort Systems USA, Inc. (Building Materials)	119	1,674
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	68	1,213
Community Bank System, Inc. (Banks)	102	2,476
Community Trust Bancorp, Inc. (Banks)	51	1,411
Commvault Systems, Inc.* (Software)	102	4,068
Compass Diversified Holdings (Holding Companies - Diversified)	153	2,255
Complete Production Services, Inc.* (Oil & Gas Services)	204	6,489
Computer Programs & Systems, Inc. (Software)	34	2,186
comScore, Inc.* (Internet)	68	2,007
Comtech Telecommunications Corp. (Telecommunications)	85	2,310
Conceptus, Inc.* (Healthcare - Products)	85	1,228
Concur Technologies, Inc.* (Software)	102	5,656
CONMED Corp.* (Healthcare - Products)	102	2,681
Consolidated Communications Holdings, Inc. (Telecommunications)	187	3,503
Consolidated Graphics, Inc.* (Commercial Services)	34	1,857
Constant Contact, Inc.* (Internet)	68	2,373
Contango Oil & Gas Co. (Oil & Gas)	34	2,150
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	153	3,940
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	34	1,124
Corinthian Colleges, Inc.* (Commercial Services)	221	977
CorVel Corp.* (Commercial Services)	34	1,808
CoStar Group, Inc.* (Commercial Services)	68	4,262
Cousins Properties, Inc. (REIT)	272	2,271
Cracker Barrel Old Country Store, Inc. (Retail)	68	3,342
Credit Acceptance Corp.* (Diversified Financial Services)	17	1,206
Crocs, Inc.* (Apparel)	238	4,246
Crosstex Energy, Inc. (Oil & Gas)	153	1,522
CSG Systems International, Inc.* (Software)	102	2,034
CTS Corp. (Electronics)	153	1,652
Cubic Corp. (Electronics)	51	2,932
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	187	4,720
Curtiss-Wright Corp. (Aerospace/Defense)	119	4,182
CVB Financial Corp. (Banks)	238	2,216
CVR Energy, Inc.* (Oil & Gas)	102	2,362
Cyberonics, Inc.* (Healthcare - Products)	85	2,704
Cymer, Inc.* (Electronics)	68	3,847
Cypress Sharpridge Investments, Inc. (REIT)	102	1,293
Daktronics, Inc. (Electronics)	85	914
Dana Holding Corp.* (Auto Parts & Equipment)	374	6,504
Danvers Bancorp, Inc. (Savings & Loans)	119	2,549
Darling International, Inc.* (Environmental Control)	221	3,397
DCT Industrial Trust, Inc. (REIT)	510	2,831
DealerTrack Holdings, Inc.* (Internet)	102	2,342
Deckers Outdoor Corp.* (Apparel)	102	8,787
Delcath Systems, Inc.* (Healthcare - Products)	136	1,002
Delphi Financial Group, Inc. - Class A (Insurance)	153	4,699
Deltic Timber Corp. (Forest Products & Paper)	34	2,273
Deluxe Corp. (Commercial Services)	153	4,061
Denny’s Corp.* (Retail)	323	1,311
DepoMed, Inc.* (Pharmaceuticals)	187	1,877
Dex One Corp.* (Media)	136	658
Dexcom, Inc.* (Healthcare - Products)	187	2,902
DG Fastchannel, Inc.* (Media)	68	2,191
Diamond Foods, Inc. (Food)	51	2,846
DiamondRock Hospitality Co. (REIT)	408	4,557
Digital River, Inc.* (Internet)	102	3,818
DigitalGlobe, Inc.* (Telecommunications)	85	2,383
Dillards, Inc. - Class A (Retail)	102	4,092
Dime Community Bancshares, Inc. (Savings & Loans)	102	1,506
DineEquity, Inc.* (Retail)	51	2,804
Diodes, Inc.* (Semiconductors)	85	2,895
Dionex Corp.* (Electronics)	51	6,021
Dole Food Co., Inc.* (Food)	102	1,390
Dollar Financial Corp.* (Commercial Services)	102	2,117
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	68	4,538
Domino’s Pizza, Inc.* (Retail)	119	2,193
Dorman Products, Inc.* (Auto Parts & Equipment)	34	1,431
Drew Industries, Inc. (Building Materials)	68	1,518
Dril-Quip, Inc.* (Oil & Gas Services)	85	6,718
DSW, Inc. - Class A* (Retail)	34	1,359
DTS, Inc.* (Home Furnishings)	51	2,378

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Duff & Phelps Corp. - Class A (Diversified Financial Services)	85	$1,358
DuPont Fabros Technology, Inc. (REIT)	102	2,474
Durect Corp.* (Pharmaceuticals)	459	1,652
Dycom Industries, Inc.* (Engineering & Construction)	102	1,769
Dynavax Technologies Corp.* (Biotechnology)	323	891
Dynegy, Inc. - Class A* (Electric)	255	1,451
E.W. Scripps Co.* (Media)	153	1,515
Eagle Bulk Shipping, Inc.* (Transportation)	221	822
EarthLink, Inc. (Internet)	238	1,864
EastGroup Properties, Inc. (REIT)	68	2,990
Eastman Kodak Co.* (Miscellaneous Manufacturing)	714	2,306
Ebix, Inc.* (Software)	68	1,608
Echelon Corp.* (Computers)	102	1,033
Education Realty Trust, Inc. (REIT)	119	956
eHealth, Inc.* (Insurance)	68	904
El Paso Electric Co.* (Electric)	102	3,101
Electro Scientific Industries, Inc.* (Electronics)	102	1,771
Electronics for Imaging, Inc.* (Computers)	153	2,251
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	68	2,041
EMCOR Group, Inc.* (Engineering & Construction)	170	5,265
Emergent Biosolutions, Inc.* (Biotechnology)	68	1,643
Emeritus Corp.* (Healthcare - Services)	68	1,731
Empire District Electric Co. (Electric)	119	2,593
Employers Holdings, Inc. (Insurance)	102	2,107
EMS Technologies, Inc.* (Telecommunications)	85	1,671
Emulex Corp.* (Semiconductors)	187	1,995
Encore Capital Group, Inc.* (Diversified Financial Services)	34	805
Encore Wire Corp. (Electrical Components & Equipment)	51	1,241
Endeavour International Corp.* (Oil & Gas)	68	864
Endologix, Inc.* (Healthcare - Products)	170	1,153
Energy Partners, Ltd.* (Oil & Gas)	102	1,836
Energy XXI (Bermuda), Ltd.* (Oil & Gas)	187	6,377
EnergySolutions, Inc. (Environmental Control)	221	1,317
EnerNOC, Inc.* (Electric)	51	975
EnerSys* (Electrical Components & Equipment)	119	4,730
Ennis, Inc. (Household Products/Wares)	102	1,737
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	68	2,470
Enstar Group, Ltd.* (Insurance)	34	3,396
Entegris, Inc.* (Semiconductors)	357	3,131
Entertainment Properties Trust (REIT)	119	5,572
Entropic Communications, Inc.* (Semiconductors)	170	1,437
Enzon Pharmaceuticals, Inc.* (Biotechnology)	187	2,038
Epicor Software Corp.* (Software)	170	1,882
EPIQ Systems, Inc. (Software)	102	1,465
Equity Lifestyle Properties, Inc. (REIT)	68	3,920
Equity One, Inc. (REIT)	85	1,595
eResearchTechnology, Inc.* (Internet)	153	1,036
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	68	2,594
Esterline Technologies Corp.* (Aerospace/Defense)	85	6,011
Ethan Allen Interiors, Inc. (Home Furnishings)	85	1,862
Euronet Worldwide, Inc.* (Commercial Services)	119	2,300
Evercore Partners, Inc. - Class A (Diversified Financial Services)	51	1,749
Exelixis, Inc.* (Biotechnology)	306	3,458
Exide Technologies* (Electrical Components & Equipment)	221	2,471
Exlservice Holdings, Inc.* (Commercial Services)	68	1,438
Exponent, Inc.* (Commercial Services)	51	2,275
Express, Inc. (Retail)	51	997
Extra Space Storage, Inc. (REIT)	221	4,577
EZCORP, Inc. - Class A* (Retail)	119	3,735
F.N.B. Corp. (Banks)	272	2,867
Fair Isaac Corp. (Software)	119	3,762
FARO Technologies, Inc.* (Electronics)	51	2,040
FBL Financial Group, Inc. - Class A (Insurance)	68	2,089
Federal Signal Corp. (Miscellaneous Manufacturing)	204	1,328
FEI Co.* (Electronics)	102	3,439
FelCor Lodging Trust, Inc.* (REIT)	323	1,980
Ferro Corp.* (Chemicals)	238	3,948
Fifth Street Finance Corp. (Investment Companies)	238	3,177
Finisar Corp.* (Telecommunications)	187	4,600
First American Financial Corp. (Insurance)	289	4,768
First Cash Financial Services, Inc.* (Retail)	68	2,625
First Commonwealth Financial Corp. (Banks)	306	2,096
First Financial Bancorp (Banks)	153	2,554
First Financial Bankshares, Inc. (Banks)	68	3,493
First Financial Corp. (Banks)	51	1,695
First Industrial Realty Trust, Inc.* (REIT)	187	2,223
First Midwest Bancorp, Inc. (Banks)	187	2,205
First Potomac Realty Trust (REIT)	136	2,142
FirstMerit Corp. (Banks)	255	4,350
Flagstone Reinsurance Holdings S.A. (Insurance)	187	1,685
Flushing Financial Corp. (Savings & Loans)	85	1,267

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Force Protection, Inc.* (Auto Manufacturers)	238	$1,166
Forestar Group, Inc.* (Real Estate)	119	2,263
FormFactor, Inc.* (Semiconductors)	136	1,401
Forrester Research, Inc. (Commercial Services)	51	1,953
Fortinet, Inc.* (Computers)	102	4,488
Forward Air Corp. (Transportation)	68	2,083
FPIC Insurance Group, Inc.* (Insurance)	34	1,289
Franklin Electric Co., Inc. (Hand/Machine Tools)	68	3,142
Franklin Street Properties Corp. (REIT)	204	2,870
Fred’s, Inc. (Retail)	170	2,264
Freightcar America, Inc.* (Miscellaneous Manufacturing)	51	1,658
Fresh Del Monte Produce, Inc. (Food)	102	2,663
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	51	1,539
Fuller (H.B.) Co. (Chemicals)	136	2,921
G & K Services, Inc. (Textiles)	68	2,261
G-III Apparel Group, Ltd.* (Apparel)	34	1,278
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	34	1,576
Gaylord Entertainment Co.* (Lodging)	85	2,948
Genco Shipping & Trading, Ltd.* (Transportation)	85	915
GenCorp, Inc.* (Aerospace/Defense)	221	1,322
Generac Holdings, Inc.* (Electrical Components & Equipment)	68	1,380
General Communication, Inc. - Class A* (Telecommunications)	170	1,860
General Moly, Inc.* (Mining)	187	1,006
Genesco, Inc.* (Retail)	68	2,734
Genesee & Wyoming, Inc. - Class A* (Transportation)	102	5,936
Genomic Health, Inc.* (Healthcare - Products)	34	836
Gentiva Health Services, Inc.* (Healthcare - Services)	85	2,383
GeoEye, Inc.* (Telecommunications)	68	2,827
Georgia Gulf Corp.* (Chemicals)	102	3,774
Geron Corp.* (Biotechnology)	357	1,803
Getty Realty Corp. (REIT)	51	1,167
GFI Group, Inc. (Diversified Financial Services)	221	1,109
Gibraltar Industries, Inc.* (Iron/Steel)	119	1,420
Glacier Bancorp, Inc. (Banks)	187	2,814
Glatfelter (Forest Products & Paper)	119	1,585
Glimcher Realty Trust (REIT)	238	2,202
Global Crossing, Ltd.* (Telecommunications)	102	1,420
Global Industries, Ltd.* (Oil & Gas Services)	323	3,162
Globe Specialty Metals, Inc. (Mining)	170	3,869
Golar LNG, Ltd. (Transportation)	119	3,044
Golden Star Resources, Ltd.* (Mining)	697	2,070
Goodrich Petroleum Corp.* (Oil & Gas)	68	1,511
Government Properties Income Trust (REIT)	68	1,826
GrafTech International, Ltd.* (Electrical Components & Equipment)	289	5,962
Grand Canyon Education, Inc.* (Commercial Services)	85	1,233
Granite Construction, Inc. (Engineering & Construction)	85	2,389
Graphic Packaging Holding Co.* (Packaging & Containers)	391	2,119
Great Lakes Dredge & Dock Co. (Commercial Services)	170	1,297
Greatbatch, Inc.* (Electrical Components & Equipment)	68	1,799
Greenlight Capital Re, Ltd. - Class A* (Insurance)	102	2,877
Griffon Corp.* (Miscellaneous Manufacturing)	153	2,009
Group 1 Automotive, Inc. (Retail)	68	2,910
GSI Commerce, Inc.* (Internet)	170	4,976
GT Solar International, Inc.* (Semiconductors)	170	1,812
Gulf Island Fabrication, Inc. (Oil & Gas Services)	51	1,641
GulfMark Offshore, Inc. - Class A* (Transportation)	68	3,027
Gulfport Energy Corp.* (Oil & Gas)	85	3,073
H&E Equipment Services, Inc.* (Commercial Services)	119	2,322
Haemonetics Corp.* (Healthcare - Products)	68	4,457
Halozyme Therapeutics, Inc.* (Biotechnology)	272	1,825
Hancock Holding Co. (Banks)	85	2,791
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	68	1,770
Harleysville Group, Inc. (Insurance)	51	1,690
Harmonic, Inc.* (Telecommunications)	323	3,030
Harte-Hanks, Inc. (Advertising)	119	1,416
Harvest Natural Resources, Inc.* (Oil & Gas)	85	1,295
Hatteras Financial Corp. (REIT)	136	3,824
Hawaiian Holdings, Inc.* (Airlines)	153	920
Hawkins, Inc. (Chemicals)	34	1,397
Haynes International, Inc. (Metal Fabricate/Hardware)	34	1,885
Healthcare Realty Trust, Inc. (REIT)	136	3,087
Healthcare Services Group, Inc. (Commercial Services)	171	3,006
HEALTHSOUTH Corp.* (Healthcare - Services)	255	6,370
HealthSpring, Inc.* (Healthcare - Services)	153	5,718
Healthways, Inc.* (Healthcare - Services)	102	1,568
Heartland Express, Inc. (Transportation)	102	1,791
Heartland Payment Systems, Inc. (Commercial Services)	136	2,384
HeartWare International, Inc.* (Healthcare - Products)	34	2,908
Heckmann Corp.* (Beverages)	238	1,559

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Hecla Mining Co.* (Mining)	663	$6,020
HEICO Corp. (Aerospace/Defense)	85	5,314
Heidrick & Struggles International, Inc. (Commercial Services)	51	1,419
Helen of Troy, Ltd.* (Household Products/Wares)	85	2,499
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	289	4,971
Hercules Offshore, Inc.* (Oil & Gas Services)	357	2,360
Hercules Technology Growth Capital, Inc. (Investment Companies)	153	1,683
Herman Miller, Inc. (Office Furnishings)	153	4,206
Hersha Hospitality Trust (REIT)	425	2,525
Hexcel Corp.* (Aerospace/Defense Equipment)	255	5,021
Hibbett Sports, Inc.* (Retail)	68	2,435
Highwoods Properties, Inc. (REIT)	153	5,357
Hilltop Holdings, Inc.* (Real Estate)	85	853
Hittite Microwave Corp.* (Semiconductors)	68	4,336
HMS Holdings Corp.* (Commercial Services)	85	6,957
HNI Corp. (Office Furnishings)	136	4,292
Home Bancshares, Inc. (Banks)	85	1,934
Home Properties, Inc. (REIT)	85	5,011
Horace Mann Educators Corp. (Insurance)	153	2,570
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	51	1,573
Horsehead Holding Corp.* (Mining)	136	2,319
Houston American Energy Corp. (Oil & Gas)	51	786
HSN, Inc.* (Retail)	102	3,267
Hub Group, Inc. - Class A* (Transportation)	102	3,691
Hudson Valley Holding Corp. (Banks)	51	1,122
Hughes Communications, Inc.* (Telecommunications)	34	2,029
Huron Consulting Group, Inc.* (Commercial Services)	68	1,883
Hypercom Corp.* (Telecommunications)	119	1,432
IBERIABANK Corp. (Banks)	51	3,067
ICF International, Inc.* (Commercial Services)	68	1,397
Iconix Brand Group, Inc.* (Apparel)	187	4,017
ICU Medical, Inc.* (Healthcare - Products)	34	1,489
IDACORP, Inc. (Electric)	85	3,238
IDT Corp. - Class B (Telecommunications)	34	916
iGATE Corp. (Computers)	68	1,276
II-VI, Inc.* (Electronics)	68	3,383
Imation Corp.* (Computers)	102	1,136
Immucor, Inc.* (Healthcare - Products)	204	4,035
ImmunoGen, Inc.* (Biotechnology)	221	2,004
Impax Laboratories, Inc.* (Pharmaceuticals)	170	4,326
Incyte, Corp.* (Biotechnology)	255	4,042
Independent Bank Corp./MA (Banks)	68	1,837
Infinera Corp.* (Telecommunications)	238	1,997
Infinity Property & Casualty Corp. (Insurance)	34	2,023
InfoSpace, Inc.* (Internet)	153	1,325
Inland Real Estate Corp. (REIT)	255	2,433
Innophos Holdings, Inc. (Chemicals)	51	2,352
Insight Enterprises, Inc.* (Retail)	136	2,316
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	102	2,729
Insperity, Inc. (Commercial Services)	68	2,066
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	221	875
Insulet Corp.* (Healthcare - Products)	136	2,804
Integra LifeSciences Holdings* (Biotechnology)	51	2,418
Integrated Device Technology, Inc.* (Semiconductors)	374	2,756
Interactive Intelligence, Inc.* (Software)	51	1,974
InterDigital, Inc. (Telecommunications)	119	5,677
Interface, Inc. - Class A (Office Furnishings)	153	2,829
Interline Brands, Inc.* (Building Materials)	119	2,428
Intermec, Inc.* (Machinery - Diversified)	153	1,651
InterMune, Inc.* (Biotechnology)	119	5,616
Internap Network Services Corp.* (Internet)	170	1,117
International Bancshares Corp. (Banks)	153	2,806
International Coal Group, Inc.* (Coal)	340	3,842
Internet Capital Group, Inc.* (Internet)	119	1,690
Interval Leisure Group, Inc.* (Leisure Time)	153	2,502
Intevac, Inc.* (Machinery - Diversified)	68	845
INTL FCStone, Inc.* (Diversified Financial Services)	51	1,296
Invacare Corp. (Healthcare - Products)	85	2,645
Invesco Mortgage Capital, Inc. (REIT)	85	1,857
Investment Technology Group, Inc.* (Diversified Financial Services)	119	2,165
Investors Bancorp, Inc.* (Savings & Loans)	187	2,784
Investors Real Estate Trust (REIT)	323	3,068
ION Geophysical Corp.* (Oil & Gas Services)	323	4,099
IPC The Hospitalist Co.* (Healthcare - Services)	34	1,544
IPG Photonics Corp.* (Telecommunications)	68	3,922
iRobot Corp.* (Machinery - Diversified)	68	2,237
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	306	2,766
iStar Financial, Inc.* (REIT)	238	2,185
Ixia* (Telecommunications)	119	1,890
J & J Snack Foods Corp. (Food)	34	1,600

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
j2 Global Communications, Inc.* (Internet)	119	$3,512
Jack Henry & Associates, Inc. (Computers)	170	5,761
Jack in the Box, Inc.* (Retail)	153	3,470
Jaguar Mining, Inc.* (Mining)	238	1,242
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	119	2,303
James River Coal Co.* (Coal)	68	1,644
Jazz Pharmaceuticals, Inc.* (Pharmaceuticals)	34	1,083
JDA Software Group, Inc.* (Software)	119	3,601
JetBlue Airways Corp.* (Airlines)	612	3,837
John Bean Technologies Corp. (Miscellaneous Manufacturing)	85	1,635
Jos. A. Bank Clothiers, Inc.* (Retail)	68	3,460
K-Swiss, Inc. - Class A* (Apparel)	136	1,533
K12, Inc.* (Commercial Services)	85	2,865
Kadant, Inc.* (Machinery - Diversified)	51	1,336
Kaiser Aluminum Corp. (Mining)	34	1,675
Kaman Corp. (Aerospace/Defense)	85	2,992
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	153	2,627
Kaydon Corp. (Metal Fabricate/Hardware)	85	3,331
KBW, Inc. (Diversified Financial Services)	119	3,117
Kelly Services, Inc. - Class A* (Commercial Services)	102	2,214
Kenexa Corp.* (Commercial Services)	68	1,876
Key Energy Services, Inc.* (Oil & Gas Services)	340	5,287
Kforce, Inc.* (Commercial Services)	85	1,556
Kilroy Realty Corp. (REIT)	153	5,941
Kindred Healthcare, Inc.* (Healthcare - Services)	119	2,842
KIT Digital, Inc.* (Internet)	102	1,228
Kite Realty Group Trust (REIT)	255	1,354
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	238	3,189
Knight Transportation, Inc. (Transportation)	136	2,618
Knightsbridge Tankers, Ltd. (Transportation)	68	1,703
Knoll, Inc. (Office Furnishings)	136	2,851
Knology, Inc.* (Telecommunications)	102	1,317
Kodiak Oil & Gas Corp.* (Oil & Gas)	476	3,189
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	51	2,178
Korn/Ferry International* (Commercial Services)	119	2,650
Kraton Performance Polymers, Inc.* (Chemicals)	34	1,301
Krispy Kreme Doughnuts, Inc.* (Retail)	170	1,197
Kulicke & Soffa Industries, Inc.* (Semiconductors)	187	1,748
L-1 Identity Solutions, Inc.* (Electronics)	204	2,403
L.B. Foster Co. - Class A (Metal Fabricate/Hardware)	34	1,466
La-Z-Boy, Inc.* (Home Furnishings)	187	1,786
Laclede Group, Inc. (Gas)	136	5,182
Ladish Co., Inc.* (Metal Fabricate/Hardware)	51	2,787
Lakeland Financial Corp. (Banks)	85	1,928
Lancaster Colony Corp. (Miscellaneous Manufacturing)	51	3,091
Landauer, Inc. (Commercial Services)	34	2,092
LaSalle Hotel Properties (REIT)	187	5,049
Lattice Semiconductor Corp.* (Semiconductors)	306	1,805
Lawson Software, Inc.* (Software)	357	4,320
Layne Christensen Co.* (Engineering & Construction)	68	2,346
Lexington Realty Trust (REIT)	289	2,702
LHC Group, Inc.* (Healthcare - Services)	51	1,530
Libbey, Inc.* (Housewares)	68	1,122
Life Time Fitness, Inc.* (Leisure Time)	119	4,440
Lindsay Manufacturing Co. (Machinery - Diversified)	34	2,687
Lions Gate Entertainment Corp.* (Entertainment)	187	1,169
Lithia Motors, Inc. - Class A (Retail)	68	991
Littelfuse, Inc. (Electrical Components & Equipment)	68	3,883
Live Nation, Inc.* (Commercial Services)	357	3,570
LivePerson, Inc.* (Computers)	136	1,719
Liz Claiborne, Inc.* (Apparel)	255	1,374
LogMeIn, Inc.* (Telecommunications)	34	1,433
Loral Space & Communications, Inc.* (Telecommunications)	34	2,637
Louisiana-Pacific Corp.* (Forest Products & Paper)	340	3,570
LSB Industries, Inc.* (Miscellaneous Manufacturing)	51	2,022
LTC Properties, Inc. (REIT)	68	1,927
LTX-Credence Corp.* (Semiconductors)	136	1,242
Lufkin Industries, Inc. (Oil & Gas Services)	68	6,356
Lumber Liquidators Holdings, Inc.* (Retail)	68	1,699
Luminex Corp.* (Healthcare - Products)	119	2,232
Magellan Health Services, Inc.* (Healthcare - Services)	85	4,172
Magma Design Automation, Inc.* (Electronics)	204	1,391
Magnum Hunter Resources Corp.* (Oil & Gas)	153	1,311
Maiden Holdings, Ltd. (Insurance)	204	1,528
Maidenform Brands, Inc.* (Apparel)	68	1,943
MAKO Surgical Corp.* (Healthcare - Products)	85	2,057
Manhattan Associates, Inc.* (Computers)	68	2,225
MannKind Corp.* (Pharmaceuticals)	204	745
ManTech International Corp. - Class A* (Software)	68	2,883

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
MarketAxess Holdings, Inc. (Diversified Financial Services)	68	$1,646
Marten Transport, Ltd. (Transportation)	51	1,137
Masimo Corp. (Healthcare - Products)	119	3,939
MasTec, Inc.* (Telecommunications)	136	2,829
Materion Corp.* (Metal Fabricate/Hardware)	51	2,081
Matrix Service Co.* (Oil & Gas Services)	102	1,418
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	85	3,277
MAXIMUS, Inc. (Commercial Services)	51	4,140
Maxwell Technologies, Inc.* (Computers)	85	1,468
MB Financial, Inc. (Banks)	119	2,494
MCG Capital Corp. (Investment Companies)	306	1,989
McGrath Rentcorp (Commercial Services)	85	2,318
McMoRan Exploration Co.* (Oil & Gas)	255	4,516
Meadowbrook Insurance Group, Inc. (Insurance)	221	2,287
Measurement Specialties, Inc.* (Electronics)	51	1,737
MedAssets, Inc.* (Software)	119	1,817
Medical Properties Trust, Inc. (REIT)	323	3,737
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	153	4,902
Medidata Solutions, Inc.* (Software)	51	1,304
Medifast, Inc.* (Commercial Services)	34	672
Medivation, Inc.* (Pharmaceuticals)	102	1,901
Mentor Graphics Corp.* (Computers)	289	4,228
Mercury Computer Systems, Inc.* (Computers)	68	1,439
Meridian Bioscience, Inc. (Healthcare - Products)	136	3,263
Merit Medical Systems, Inc.* (Healthcare - Products)	102	2,001
Meritage Homes Corp.* (Home Builders)	102	2,461
Meritor, Inc.* (Auto Parts & Equipment)	238	4,039
Metabolix, Inc.* (Miscellaneous Manufacturing)	85	893
Methode Electronics, Inc. (Electronics)	102	1,232
MF Global Holdings, Ltd.* (Diversified Financial Services)	289	2,393
MFA Financial, Inc. (REIT)	697	5,715
MGE Energy, Inc. (Electric)	68	2,753
MGIC Investment Corp.* (Insurance)	493	4,383
Micrel, Inc. (Semiconductors)	102	1,375
Micromet, Inc.* (Biotechnology)	340	1,907
Microsemi Corp.* (Semiconductors)	204	4,225
MicroStrategy, Inc. - Class A* (Software)	17	2,286
Mid-America Apartment Communities, Inc. (REIT)	68	4,366
Mine Safety Appliances Co. (Environmental Control)	102	3,740
Minerals Technologies, Inc. (Chemicals)	51	3,495
MIPS Technologies, Inc.* (Semiconductors)	136	1,427
MKS Instruments, Inc. (Semiconductors)	136	4,529
Mobile Mini, Inc.* (Storage/Warehousing)	119	2,858
Modine Manufacturing Co.* (Auto Parts & Equipment)	136	2,195
ModusLink Global Solutions, Inc. (Internet)	170	928
Molina Healthcare, Inc.* (Healthcare - Services)	68	2,720
Molycorp, Inc.* (Mining)	68	4,081
Momenta Pharmaceuticals, Inc.* (Biotechnology)	119	1,886
Monolithic Power Systems, Inc.* (Semiconductors)	85	1,206
Monro Muffler Brake, Inc. (Commercial Services)	85	2,803
Montpelier Re Holdings, Ltd. (Insurance)	187	3,304
Moog, Inc. - Class A* (Aerospace/Defense)	119	5,463
Move, Inc.* (Internet)	561	1,341
MTS Systems Corp. (Computers)	51	2,323
Mueller Industries, Inc. (Metal Fabricate/Hardware)	119	4,358
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	408	1,828
MVC Capital, Inc. (Investment Companies)	68	933
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	34	2,743
Myers Industries, Inc. (Miscellaneous Manufacturing)	119	1,182
MYR Group, Inc.* (Engineering & Construction)	51	1,220
NACCO Industries, Inc. - Class A (Machinery - Diversified)	17	1,881
Nara Bancorp, Inc.* (Banks)	119	1,145
Nash Finch Co. (Food)	34	1,290
National CineMedia, Inc. (Entertainment)	119	2,222
National Financial Partners* (Diversified Financial Services)	119	1,755
National Health Investors, Inc. (REIT)	68	3,259
National Healthcare Corp. (Healthcare - Services)	34	1,581
National Penn Bancshares, Inc. (Banks)	357	2,763
National Presto Industries, Inc. (Housewares)	17	1,916
National Retail Properties, Inc. (REIT)	187	4,886
National Western Life Insurance Co. - Class A (Insurance)	17	2,758
Natus Medical, Inc.* (Healthcare - Products)	85	1,428

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Navigant Consulting Co.* (Commercial Services)	187	$1,868
NBT Bancorp, Inc. (Banks)	204	4,649
Nektar Therapeutics* (Biotechnology)	255	2,415
Nelnet, Inc. - Class A (Diversified Financial Services)	102	2,227
Neogen Corp.* (Pharmaceuticals)	85	3,517
NETGEAR, Inc.* (Telecommunications)	85	2,757
Netlogic Microsystems, Inc.* (Semiconductors)	153	6,429
NetScout Systems, Inc.* (Computers)	102	2,787
Netspend Holdings, Inc.* (Diversified Financial Services)	85	894
NetSuite, Inc.* (Software)	51	1,483
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	170	1,290
Neutral Tandem, Inc.* (Telecommunications)	85	1,254
New Jersey Resources Corp. (Gas)	119	5,111
NewAlliance Bancshares, Inc. (Savings & Loans)	255	3,784
Newcastle Investment Corp.* (REIT)	187	1,129
NewMarket Corp. (Chemicals)	34	5,379
Newpark Resources, Inc.* (Oil & Gas Services)	238	1,871
Newport Corp.* (Electronics)	119	2,122
NewStar Financial, Inc.* (Diversified Financial Services)	119	1,299
NIC, Inc. (Internet)	170	2,118
Nicor, Inc. (Gas)	102	5,477
Nolan Co.* (Media)	85	1,032
Nordic American Tanker Shipping, Ltd. (Transportation)	153	3,801
Nordson Corp. (Machinery - Diversified)	85	9,780
Northern Oil & Gas, Inc.* (Oil & Gas)	153	4,085
NorthStar Realty Finance Corp. (REIT)	238	1,273
Northwest Bancshares, Inc. (Savings & Loans)	289	3,624
Northwest Natural Gas Co. (Gas)	85	3,921
NorthWestern Corp. (Electric)	85	2,576
Novatel Wireless, Inc.* (Telecommunications)	85	464
NPS Pharmaceuticals, Inc.* (Biotechnology)	289	2,766
NTELOS Holdings Corp. (Telecommunications)	102	1,878
Nu Skin Enterprises, Inc. (Retail)	136	3,910
Nutrisystem, Inc. (Commercial Services)	68	985
NuVasive, Inc.* (Healthcare - Products)	102	2,583
NxStage Medical, Inc.* (Healthcare - Products)	85	1,868
Oasis Petroleum, Inc.* (Oil & Gas)	119	3,763
Oclaro, Inc.* (Telecommunications)	136	1,565
Ocwen Financial Corp.* (Diversified Financial Services)	204	2,248
OfficeMax, Inc.* (Retail)	204	2,640
Old Dominion Freight Line, Inc.* (Transportation)	102	3,579
Old National Bancorp (Banks)	204	2,187
Olin Corp. (Chemicals)	204	4,676
OM Group, Inc.* (Chemicals)	68	2,485
OMEGA Healthcare Investors, Inc. (REIT)	238	5,317
Omnicell, Inc.* (Software)	102	1,554
OmniVision Technologies, Inc.* (Semiconductors)	153	5,436
Omnova Solutions, Inc.* (Chemicals)	170	1,338
On Assignment, Inc.* (Commercial Services)	119	1,126
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	170	5,981
OpenTable, Inc.* (Internet)	51	5,424
Opko Health, Inc.* (Pharmaceuticals)	459	1,712
Oplink Communications, Inc.* (Telecommunications)	68	1,325
OPNET Technologies, Inc. (Software)	51	1,988
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	102	1,207
optionsXpress Holdings, Inc. (Diversified Financial Services)	119	2,179
Orbital Sciences Corp.* (Aerospace/Defense)	153	2,895
Orient-Express Hotels, Ltd. - Class A* (Lodging)	272	3,365
Oriental Financial Group, Inc. (Banks)	136	1,707
Orion Marine Group, Inc.* (Engineering & Construction)	68	730
Oritani Financial Corp. (Savings & Loans)	187	2,371
Orthofix International N.V.* (Healthcare - Products)	51	1,655
OSI Systems, Inc.* (Electronics)	51	1,914
Otter Tail Corp. (Electric)	153	3,478
Overseas Shipholding Group, Inc. (Transportation)	68	2,186
Owens & Minor, Inc. (Distribution/Wholesale)	170	5,522
Oxford Industries, Inc. (Apparel)	34	1,162
OYO Geospace Corp.* (Oil & Gas Services)	17	1,676
P.F. Chang’s China Bistro, Inc. (Retail)	68	3,141
Pacific Sunwear of California, Inc.* (Retail)	204	736
PacWest Bancorp (Banks)	85	1,849
PAETEC Holding Corp.* (Telecommunications)	442	1,476
Papa John’s International, Inc.* (Retail)	51	1,615
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	85	2,642
Parametric Technology Corp.* (Software)	289	6,500
PAREXEL International Corp.* (Commercial Services)	153	3,810
Park Electrochemical Corp. (Electronics)	85	2,741
Park National Corp. (Banks)	34	2,272
Parker Drilling Co.* (Oil & Gas)	374	2,584
Parkway Properties, Inc. (REIT)	68	1,156

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Patriot Coal Corp.* (Coal)	204	$5,269
PDL BioPharma, Inc. (Biotechnology)	374	2,169
Pebblebrook Hotel Trust (REIT)	119	2,636
Peet’s Coffee & Tea, Inc.* (Beverages)	34	1,635
Pegasystems, Inc. (Software)	34	1,290
Penn Virginia Corp. (Oil & Gas)	136	2,307
PennantPark Investment Corp. (Investment Companies)	170	2,026
Pennsylvania REIT (REIT)	170	2,426
PennyMac Mortgage Investment Trust (REIT)	85	1,563
Penske Automotive Group, Inc.* (Retail)	119	2,382
PetMed Express, Inc. (Pharmaceuticals)	68	1,078
Petroleum Development* (Oil & Gas)	68	3,265
PetroQuest Energy, Inc.* (Oil & Gas)	170	1,591
Pharmasset, Inc.* (Pharmaceuticals)	85	6,690
PharMerica Corp.* (Pharmaceuticals)	102	1,167
PHH Corp.* (Commercial Services)	153	3,331
Photronics, Inc.* (Semiconductors)	187	1,677
PICO Holdings, Inc.* (Water)	102	3,066
Piedmont Natural Gas Co., Inc. (Gas)	187	5,675
Pier 1 Imports, Inc.* (Retail)	272	2,761
Pilgrim’s Pride Corp.* (Food)	153	1,180
Pinnacle Entertainment, Inc.* (Entertainment)	187	2,547
Pinnacle Financial Partners, Inc.* (Banks)	102	1,687
Pioneer Drilling Co.* (Oil & Gas)	170	2,346
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	51	2,113
Plantronics, Inc. (Telecommunications)	136	4,980
Platinum Underwriters Holdings, Ltd. (Insurance)	102	3,885
Plexus Corp.* (Electronics)	102	3,576
PMI Group, Inc.* (Insurance)	391	1,056
PNM Resources, Inc. (Electric)	221	3,297
Polaris Industries, Inc. (Leisure Time)	68	5,917
PolyOne Corp. (Chemicals)	238	3,382
Polypore International, Inc.* (Miscellaneous Manufacturing)	51	2,937
Pool Corp. (Distribution/Wholesale)	170	4,099
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	51	4,342
Portland General Electric Co. (Electric)	119	2,829
Post Properties, Inc. (REIT)	102	4,003
Potlatch Corp. (Forest Products & Paper)	102	4,100
Power Integrations, Inc. (Semiconductors)	68	2,606
Power-One, Inc.* (Electrical Components & Equipment)	187	1,636
Powerwave Technologies, Inc.* (Telecommunications)	391	1,763
Pre-Paid Legal Services, Inc.* (Commercial Services)	17	1,122
Premiere Global Services, Inc.* (Telecommunications)	170	1,295
Prestige Brands Holdings, Inc.* (Healthcare - Products)	119	1,369
PriceSmart, Inc. (Retail)	51	1,869
Primerica, Inc. (Insurance)	68	1,735
PrivateBancorp, Inc. (Banks)	136	2,079
ProAssurance Corp.* (Insurance)	102	6,464
Progress Software Corp.* (Software)	153	4,451
Prospect Capital Corp. (Investment Companies)	374	4,567
Prosperity Bancshares, Inc. (Banks)	102	4,363
Provident Financial Services, Inc. (Savings & Loans)	204	3,019
Provident New York Bancorp (Savings & Loans)	204	2,105
PS Business Parks, Inc. (REIT)	51	2,955
PSS World Medical, Inc.* (Healthcare - Products)	153	4,154
QLIK Technologies, Inc.* (Software)	34	884
Quaker Chemical Corp. (Chemicals)	34	1,366
Quality Systems, Inc. (Software)	51	4,250
Quanex Building Products Corp. (Building Materials)	119	2,336
Quantum Corp.* (Computers)	561	1,414
Quest Software, Inc.* (Software)	153	3,885
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	153	2,205
Quidel Corp.* (Healthcare - Products)	68	813
Quiksilver, Inc.* (Apparel)	374	1,653
Rackspace Hosting, Inc.* (Internet)	255	10,927
Radian Group, Inc. (Insurance)	357	2,431
Radiant Systems, Inc.* (Computers)	102	1,805
RailAmerica, Inc.* (Transportation)	102	1,738
Ramco-Gershenson Properties Trust (REIT)	102	1,278
Raven Industries, Inc. (Miscellaneous Manufacturing)	51	3,132
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	68	2,600
RC2 Corp.* (Toys/Games/Hobbies)	68	1,911
RealD, Inc.* (Computers)	34	930
RealNetworks, Inc.* (Internet)	221	822
RealPage, Inc.* (Software)	34	943
Red Robin Gourmet Burgers, Inc.* (Retail)	51	1,372
Redwood Trust, Inc. (REIT)	221	3,437
Regis Corp. (Retail)	136	2,413
RehabCare Group, Inc.* (Healthcare - Services)	68	2,507
Renasant Corp. (Banks)	119	2,021
Rent-A-Center, Inc. (Commercial Services)	170	5,935
Republic Airways Holdings, Inc.* (Airlines)	153	984
Resolute Energy Corp.* (Oil & Gas)	153	2,775
Resource Capital Corp. (REIT)	170	1,120
Resources Connection, Inc. (Commercial Services)	119	2,307
Retail Opportunity Investments Corp. (REIT)	102	1,116
Retail Ventures, Inc.* (Retail)	85	1,466
Rex Energy Corp.* (Oil & Gas)	85	990
RF Micro Devices, Inc.* (Telecommunications)	680	4,359

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	204	$1,450
RightNow Technologies, Inc.* (Software)	68	2,128
Rite Aid Corp.* (Retail)	1,292	1,370
Riverbed Technology, Inc.* (Computers)	323	12,161
RLI Corp. (Insurance)	51	2,940
Robbins & Myers, Inc. (Machinery - Diversified)	85	3,909
Rock-Tenn Co. - Class A (Forest Products & Paper)	102	7,074
Rockwood Holdings, Inc.* (Chemicals)	136	6,694
Rofin-Sinar Technologies, Inc.* (Electronics)	85	3,357
Rogers Corp.* (Electronics)	51	2,298
Rollins, Inc. (Commercial Services)	187	3,796
Rosetta Resources, Inc.* (Oil & Gas)	136	6,465
RPC, Inc. (Oil & Gas Services)	119	3,013
RSC Holdings, Inc.* (Commercial Services)	136	1,956
RTI International Metals, Inc.* (Mining)	68	2,118
Rubicon Technology, Inc.* (Semiconductors)	34	941
Ruby Tuesday, Inc.* (Retail)	187	2,452
Ruddick Corp. (Food)	102	3,936
Rue21, Inc.* (Retail)	51	1,469
Rush Enterprises, Inc.* (Retail)	102	2,020
S&T Bancorp, Inc. (Banks)	85	1,833
S1 Corp.* (Internet)	272	1,817
Sabra Health Care REIT, Inc. (REIT)	68	1,197
Safeguard Scientifics, Inc.* (Internet)	85	1,730
Safety Insurance Group, Inc. (Insurance)	34	1,568
Saks, Inc.* (Retail)	357	4,038
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	153	5,360
Sally Beauty Holdings, Inc.* (Retail)	289	4,049
Sanderson Farms, Inc. (Food)	68	3,123
Sandy Spring Bancorp, Inc. (Banks)	85	1,569
Sangamo BioSciences, Inc.* (Biotechnology)	136	1,133
Sanmina-SCI Corp.* (Electronics)	204	2,287
Sapient Corp.* (Internet)	272	3,114
Satcon Technology Corp.* (Electrical Components & Equipment)	323	1,247
Sauer-Danfoss, Inc.* (Machinery - Diversified)	34	1,732
Saul Centers, Inc. (REIT)	17	757
Savient Pharmaceuticals, Inc.* (Biotechnology)	187	1,982
SAVVIS, Inc.* (Telecommunications)	102	3,783
ScanSource, Inc.* (Distribution/Wholesale)	85	3,229
SCBT Financial Corp. (Banks)	51	1,697
Scholastic Corp. (Media)	68	1,839
Schulman (A.), Inc. (Chemicals)	85	2,101
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	51	2,581
Scientific Games Corp. - Class A* (Entertainment)	170	1,486
Seattle Genetics, Inc.* (Biotechnology)	221	3,441
Select Comfort Corp.* (Retail)	170	2,050
Select Medical Holdings Corp.* (Healthcare - Services)	187	1,507
Selective Insurance Group, Inc. (Insurance)	221	3,823
Semtech Corp.* (Semiconductors)	153	3,828
Sensient Technologies Corp. (Chemicals)	136	4,874
Sequenom, Inc.* (Biotechnology)	306	1,937
SFN Group, Inc.* (Commercial Services)	170	2,395
Shenandoah Telecommunications Co. (Telecommunications)	119	2,149
Ship Finance International, Ltd. (Transportation)	136	2,819
ShoreTel, Inc.* (Telecommunications)	102	839
Shuffle Master, Inc.* (Entertainment)	204	2,179
Shutterfly, Inc.* (Internet)	68	3,560
SIGA Technologies, Inc.* (Pharmaceuticals)	102	1,234
Sigma Designs, Inc.* (Semiconductors)	102	1,321
Signature Bank* (Banks)	102	5,753
Silgan Holdings, Inc. (Packaging & Containers)	136	5,187
Silicon Image, Inc.* (Semiconductors)	204	1,830
Simmons First National Corp. - Class A (Banks)	68	1,842
Simpson Manufacturing Co., Inc. (Building Materials)	136	4,007
Sinclair Broadcast Group, Inc. - Class A (Media)	136	1,705
Sirona Dental Systems, Inc.* (Healthcare - Products)	102	5,116
SJW Corp. (Water)	85	1,968
Skechers U.S.A., Inc. - Class A* (Apparel)	102	2,095
SkyWest, Inc. (Airlines)	136	2,301
Smart Modular Technologies (WWH), Inc.* (Computers)	153	1,189
Smith Corp. (Miscellaneous Manufacturing)	85	3,769
Smith Micro Software, Inc.* (Software)	85	796
Snyders-Lance, Inc. (Food)	68	1,350
Solarwinds, Inc.* (Software)	85	1,994
Solutia, Inc.* (Chemicals)	306	7,772
Sonic Automotive, Inc. (Retail)	119	1,667
Sonic Corp.* (Retail)	153	1,385
SonoSite, Inc.* (Healthcare - Products)	51	1,699
Sonus Networks, Inc.* (Telecommunications)	561	2,109
Sotheby’s (Commercial Services)	170	8,942
Sourcefire, Inc.* (Internet)	68	1,871
South Jersey Industries, Inc. (Gas)	68	3,806
Southside Bancshares, Inc. (Banks)	68	1,455
Southwest Gas Corp. (Gas)	102	3,975
Sovran Self Storage, Inc. (REIT)	68	2,689
Spansion, Inc. - Class A* (Computers)	34	635
Spartan Stores, Inc. (Food)	119	1,760

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Spectrum Brands Holdings, Inc.* (Household Products/Wares)	51	$1,416
Spectrum Pharmaceuticals, Inc.* (Pharmaceuticals)	153	1,360
SRA International, Inc. - Class A* (Computers)	102	2,893
Stage Stores, Inc. (Retail)	119	2,287
Standard Microsystems Corp.* (Semiconductors)	68	1,677
Standard Pacific Corp.* (Home Builders)	340	1,268
Standard Parking Corp.* (Commercial Services)	51	906
Standex International Corp. (Miscellaneous Manufacturing)	51	1,932
Starwood Property Trust, Inc. (REIT)	119	2,654
STEC, Inc.* (Computers)	102	2,049
Steelcase, Inc. - Class A (Office Furnishings)	238	2,708
Steiner Leisure, Ltd.* (Commercial Services)	51	2,359
StellarOne Corp. (Banks)	102	1,448
Stepan Co. (Chemicals)	17	1,233
STERIS Corp. (Healthcare - Products)	170	5,872
Sterling Bancshares, Inc. (Banks)	272	2,342
Steven Madden, Ltd.* (Apparel)	68	3,191
Stewart Enterprises, Inc. - Class A (Commercial Services)	306	2,338
Stifel Financial Corp.* (Diversified Financial Services)	85	6,102
Stillwater Mining Co.* (Mining)	102	2,339
Stone Energy Corp.* (Oil & Gas)	119	3,971
STR Holdings, Inc.* (Miscellaneous Manufacturing)	68	1,304
Stratasys, Inc.* (Computers)	68	3,196
Strategic Hotels & Resorts, Inc.* (REIT)	476	3,070
SuccessFactors, Inc.* (Commercial Services)	170	6,645
Sun Communities, Inc. (REIT)	34	1,212
Sun Healthcare Group, Inc.* (Healthcare - Services)	85	1,196
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	51	2,198
Sunrise Assisted Living, Inc.* (Healthcare - Services)	170	2,028
Sunstone Hotel Investors, Inc.* (REIT)	290	2,955
Superior Industries International, Inc. (Auto Parts & Equipment)	68	1,744
Support.com, Inc.* (Internet)	119	618
Susquehanna Bancshares, Inc. (Banks)	340	3,179
SVB Financial Group* (Banks)	102	5,807
Swift Energy Co.* (Oil & Gas)	102	4,353
Sycamore Networks, Inc. (Telecommunications)	51	1,246
Sykes Enterprises, Inc.* (Computers)	119	2,353
Symmetricom, Inc.* (Telecommunications)	170	1,042
Symmetry Medical, Inc.* (Healthcare - Products)	187	1,833
Synaptics, Inc.* (Computers)	68	1,837
Synchronoss Technologies, Inc.* (Software)	68	2,363
Syneron Medical, Ltd.* (Healthcare - Products)	187	2,438
SYNNEX Corp.* (Software)	68	2,226
Syntel, Inc. (Computers)	34	1,776
Take-Two Interactive Software, Inc.* (Software)	204	3,135
TAL International Group, Inc. (Trucking & Leasing)	51	1,850
Taleo Corp. - Class A* (Software)	102	3,636
Tanger Factory Outlet Centers, Inc. (REIT)	204	5,353
Targacept, Inc.* (Pharmaceuticals)	68	1,808
Taser International, Inc.* (Electronics)	170	692
Team, Inc.* (Commercial Services)	68	1,786
Teekay Tankers, Ltd. - Class A (Transportation)	136	1,423
Tejon Ranch Co.* (Agriculture)	34	1,249
Tekelec* (Telecommunications)	221	1,795
Teledyne Technologies, Inc.* (Aerospace/Defense)	102	5,274
TeleTech Holdings, Inc.* (Commercial Services)	85	1,647
Tennant Co. (Machinery - Diversified)	51	2,144
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	153	6,495
Terremark Worldwide, Inc.* (Internet)	170	3,230
Tesco Corp.* (Oil & Gas Services)	102	2,239
Tessera Technologies, Inc.* (Semiconductors)	119	2,173
Tetra Tech, Inc.* (Environmental Control)	170	4,197
TETRA Technologies, Inc.* (Oil & Gas Services)	238	3,665
Texas Capital Bancshares, Inc.* (Banks)	102	2,651
Texas Industries, Inc. (Building Materials)	51	2,307
Texas Roadhouse, Inc. - Class A (Retail)	170	2,888
The Andersons, Inc. (Agriculture)	51	2,485
The Brink’s Co. (Miscellaneous Manufacturing)	136	4,503
The Buckle, Inc. (Retail)	68	2,747
The Cato Corp. - Class A (Retail)	85	2,083
The Children’s Place Retail Stores, Inc.* (Retail)	68	3,388
The Corporate Executive Board Co. (Commercial Services)	85	3,431
The Ensign Group, Inc. (Healthcare - Services)	51	1,628
The Finish Line, Inc. - Class A (Retail)	136	2,700
The Fresh Market, Inc.* (Food)	34	1,283
The Geo Group, Inc.* (Commercial Services)	170	4,359
The Gorman-Rupp Co. (Machinery - Diversified)	34	1,339
The Greenbrier Cos., Inc.* (Trucking & Leasing)	51	1,447

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
The Hain Celestial Group, Inc.* (Food)	119	$3,841
The Jones Group, Inc. (Apparel)	238	3,272
The Knot, Inc.* (Internet)	153	1,844
The Medicines Co.* (Pharmaceuticals)	153	2,492
The Men’s Wearhouse, Inc. (Retail)	153	4,140
The Middleby Corp.* (Machinery - Diversified)	34	3,169
The Navigators Group, Inc.* (Insurance)	68	3,502
The Pantry, Inc.* (Retail)	68	1,008
The Pep Boys - Manny, Moe & Jack (Retail)	187	2,377
The Phoenix Cos., Inc.* (Insurance)	442	1,202
The Ryland Group, Inc. (Home Builders)	136	2,162
The Talbots, Inc.* (Retail)	187	1,129
The Timberland Co. - Class A* (Apparel)	102	4,212
The Ultimate Software Group, Inc.* (Software)	68	3,995
The Warnaco Group, Inc.* (Apparel)	119	6,806
The Wet Seal, Inc. - Class A* (Retail)	357	1,528
Theravance, Inc.* (Pharmaceuticals)	170	4,117
Thompson Creek Metals Co., Inc.* (Mining)	425	5,329
THQ, Inc.* (Software)	204	930
Tibco Software, Inc.* (Internet)	442	12,044
TICC Capital Corp. (Investment Companies)	119	1,294
Titan International, Inc. (Auto Parts & Equipment)	85	2,262
TiVo, Inc.* (Home Furnishings)	306	2,681
TNS, Inc.* (Commercial Services)	68	1,059
Tompkins Financial Corp. (Banks)	51	2,119
Tootsie Roll Industries, Inc. (Food)	52	1,461
Tower Group, Inc. (Insurance)	102	2,451
TowneBank (Banks)	85	1,331
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	476	1,476
Tredegar Corp. (Miscellaneous Manufacturing)	102	2,201
TreeHouse Foods, Inc.* (Food)	85	4,834
Trex Co., Inc.* (Building Materials)	34	1,109
TriMas Corp.* (Miscellaneous Manufacturing)	51	1,097
Triple-S Management Corp. - Class B* (Healthcare - Services)	68	1,399
TriQuint Semiconductor, Inc.* (Semiconductors)	391	5,048
Triumph Group, Inc. (Aerospace/Defense)	51	4,511
True Religion Apparel, Inc.* (Apparel)	85	1,995
TrueBlue, Inc.* (Commercial Services)	119	1,998
TrustCo Bank Corp. NY (Banks)	289	1,714
Trustmark Corp. (Banks)	136	3,185
TTM Technologies, Inc.* (Electronics)	221	4,013
Tutor Perini Corp. (Engineering & Construction)	85	2,071
Tyler Technologies, Inc.* (Computers)	85	2,015
U-Store-It Trust (REIT)	255	2,683
UIL Holdings Corp. (Electric)	153	4,670
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	85	4,091
Ultratech Stepper, Inc.* (Semiconductors)	68	1,999
UMB Financial Corp. (Banks)	68	2,540
Umpqua Holdings Corp. (Banks)	306	3,501
Under Armour, Inc. - Class A* (Retail)	85	5,784
UniFirst Corp. (Textiles)	51	2,704
Unisource Energy Corp. (Electric)	68	2,457
Unisys Corp.* (Computers)	102	3,184
United Bankshares, Inc. (Banks)	102	2,705
United Fire & Casualty Co. (Insurance)	119	2,405
United Natural Foods, Inc.* (Food)	119	5,334
United Online, Inc. (Internet)	238	1,501
United Rentals, Inc.* (Commercial Services)	153	5,092
United Stationers, Inc. (Distribution/Wholesale)	68	4,831
Universal American Financial Corp. (Insurance)	102	2,337
Universal Corp. (Agriculture)	68	2,961
Universal Display Corp.* (Electrical Components & Equipment)	85	4,678
Universal Electronics, Inc.* (Home Furnishings)	51	1,508
Universal Forest Products, Inc. (Building Materials)	68	2,492
Universal Health Realty Income Trust (REIT)	34	1,378
Universal Technical Institute, Inc. (Commercial Services)	68	1,323
Univest Corp. of Pennsylvania (Banks)	119	2,109
Uranium Energy Corp.* (Mining)	170	678
Urstadt Biddle Properties - Class A (REIT)	51	970
US Airways Group, Inc.* (Airlines)	408	3,554
US Ecology, Inc. (Environmental Control)	85	1,482
US Gold Corp.* (Mining)	255	2,252
USA Mobility, Inc. (Telecommunications)	85	1,232
USEC, Inc.* (Mining)	340	1,496
VAALCO Energy, Inc.* (Oil & Gas)	153	1,187
Vail Resorts, Inc.* (Entertainment)	102	4,974
Valassis Communications, Inc.* (Commercial Services)	136	3,963
ValueClick, Inc.* (Internet)	221	3,196
Vantage Drilling Co.* (Oil & Gas)	408	734
Vector Group, Ltd. (Agriculture)	119	2,058
Veeco Instruments, Inc.* (Semiconductors)	102	5,186
Venoco, Inc.* (Oil & Gas)	51	872
Vera Bradley, Inc.* (Retail)	34	1,435
VeriFone Systems, Inc.* (Software)	221	12,144
Viad Corp. (Commercial Services)	68	1,627
ViaSat, Inc.* (Telecommunications)	102	4,064

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Vicor Corp. (Electrical Components & Equipment)	68	$1,121
VirnetX Holding Corp. (Internet)	102	2,031
ViroPharma, Inc.* (Pharmaceuticals)	221	4,398
Vitamin Shoppe, Inc.* (Retail)	51	1,725
VIVUS, Inc.* (Healthcare - Products)	221	1,368
Vocus, Inc.* (Internet)	51	1,319
Volcano Corp.* (Healthcare - Products)	136	3,482
Volcom, Inc. (Apparel)	68	1,260
Volterra Semiconductor Corp.* (Semiconductors)	51	1,266
W&T Offshore, Inc. (Oil & Gas)	102	2,325
W.R. Grace & Co.* (Chemicals)	187	7,160
Wabash National Corp.* (Auto Manufacturers)	204	2,362
Walter Investment Management Corp. (REIT)	85	1,371
Warren Resources, Inc.* (Oil & Gas)	289	1,471
Washington REIT (REIT)	153	4,757
Washington Trust Bancorp, Inc. (Banks)	102	2,421
Watsco, Inc. (Distribution/Wholesale)	68	4,740
Watts Water Technologies, Inc. - Class A (Electronics)	85	3,246
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	153	1,169
Wave Systems Corp. - Class A* (Computers)	238	745
WD-40 Co. (Household Products/Wares)	51	2,159
Websense, Inc.* (Internet)	102	2,343
Webster Financial Corp. (Banks)	153	3,279
Weis Markets, Inc. (Food)	34	1,376
WellCare Health Plans, Inc.* (Healthcare - Services)	119	4,992
Werner Enterprises, Inc. (Transportation)	102	2,700
WesBanco, Inc. (Banks)	136	2,817
West Pharmaceutical Services, Inc. (Healthcare - Products)	85	3,805
Westamerica Bancorp (Banks)	68	3,493
Western Alliance Bancorp* (Banks)	204	1,677
Western Refining, Inc.* (Oil & Gas)	153	2,593
Westlake Chemical Corp. (Chemicals)	51	2,866
WGL Holdings, Inc. (Gas)	119	4,641
Whitney Holding Corp. (Banks)	238	3,242
Willbros Group, Inc.* (Oil & Gas Services)	119	1,299
Winn-Dixie Stores, Inc.* (Food)	170	1,214
Winnebago Industries, Inc.* (Home Builders)	85	1,136
Wintrust Financial Corp. (Banks)	85	3,124
Wolverine World Wide, Inc. (Apparel)	136	5,070
Woodward, Inc. (Electronics)	153	5,288
World Acceptance Corp.* (Diversified Financial Services)	34	2,217
World Fuel Services Corp. (Retail)	187	7,594
World Wrestling Entertainment, Inc. (Entertainment)	102	1,282
Worthington Industries, Inc. (Metal Fabricate/Hardware)	136	2,845
Wright Express Corp.* (Commercial Services)	102	5,288
Wright Medical Group, Inc.* (Healthcare - Products)	102	1,735
Xyratex, Ltd.* (Computers)	85	950
Zep, Inc. (Chemicals)	68	1,184
Zoll Medical Corp.* (Healthcare - Products)	68	3,047
Zoltek Cos., Inc.* (Chemicals)	119	1,598
Zoran Corp.* (Semiconductors)	136	1,413
Zumiez, Inc.* (Retail)	68	1,797

TOTAL COMMON STOCKS (Cost $2,087,115)		3,166,996

	Principal Amount	Value
Repurchase Agreements (a)(b) (84.1%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $24,601,043	$24,601,000	$24,601,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,601,000)		24,601,000

TOTAL INVESTMENT SECURITIES (Cost $26,688,115)—94.9%		27,767,996
Net other assets (liabilities) — 5.1%		1,488,930

NET ASSETS — 100.0%		$29,256,926

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $8,099,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to the Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*                                         Non-income producing security

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contract expiring 6/20/11 (Underlying notional amount at value $3,195,420)	38	$96,244

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$5,105,729	$126,087

See accompanying notes to the Schedules of Portfolio Investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$47,283,966	$1,117,001
		$1,243,088

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$1,416	NM
Aerospace/Defense	41,980	0.1%
Aerospace/Defense Equipment	5,021	NM
Agriculture	9,915	NM
Airlines	21,137	0.1%
Apparel	60,294	0.2%
Auto Manufacturers	3,528	NM
Auto Parts & Equipment	33,288	0.1%
Banks	162,242	0.6%
Beverages	4,769	NM
Biotechnology	55,462	0.2%
Building Materials	20,446	0.1%
Chemicals	82,228	0.3%
Coal	12,590	NM
Commercial Services	191,187	0.7%
Computers	77,912	0.3%
Cosmetics/Personal Care	2,041	NM
Distribution/Wholesale	31,099	0.1%
Diversified Financial Services	54,174	0.2%
Electric	47,796	0.2%
Electrical Components & Equipment	40,961	0.1%
Electronics	85,177	0.3%
Energy - Alternate Sources	2,228	NM
Engineering & Construction	18,519	0.1%
Entertainment	22,974	0.1%
Environmental Control	24,536	0.1%
Food	46,761	0.2%
Forest Products & Paper	32,856	0.1%
Gas	37,788	0.1%
Hand/Machine Tools	3,142	NM
Healthcare - Products	121,993	0.4%
Healthcare - Services	73,679	0.3%
Holding Companies - Diversified	2,255	NM
Home Builders	8,805	NM
Home Furnishings	10,215	NM
Household Products/Wares	14,282	0.1%
Housewares	3,038	NM
Insurance	99,818	0.3%
Internet	108,956	0.4%
Investment Companies	34,985	0.1%
Iron/Steel	1,420	NM
Leisure Time	20,534	0.1%
Lodging	9,415	NM
Machinery - Construction & Mining	1,902	NM
Machinery - Diversified	55,117	0.2%
Media	14,096	0.1%
Metal Fabricate/Hardware	29,061	0.1%
Mining	59,982	0.2%
Miscellaneous Manufacturing	77,541	0.3%
Office Furnishings	16,886	0.1%
Oil & Gas	118,151	0.4%
Oil & Gas Services	69,767	0.2%
Packaging & Containers	7,306	NM
Pharmaceuticals	88,305	0.3%
REIT	213,896	0.7%
Real Estate	3,116	NM
Retail	193,979	0.7%
Savings & Loans	29,559	0.1%
Semiconductors	101,872	0.4%
Software	125,865	0.4%
Storage/Warehousing	2,858	NM
Telecommunications	130,760	0.4%
Textiles	4,965	NM
Toys/Games/Hobbies	4,214	NM
Transportation	58,365	0.2%
Trucking & Leasing	7,203	NM
Water	9,368	NM
Other**	26,089,930	89.2%
Total	$29,256,926	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

REITReal Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (44.6%)
Activision Blizzard, Inc. (Software)	7,936	$87,058
Adobe Systems, Inc.* (Software)	3,720	123,355
Akamai Technologies, Inc.* (Internet)	1,395	53,010
Altera Corp. (Semiconductors)	3,379	148,744
Amazon.com, Inc.* (Internet)	2,263	407,634
Amgen, Inc.* (Biotechnology)	3,255	173,980
Apollo Group, Inc. - Class A* (Commercial Services)	1,085	45,255
Apple Computer, Inc.* (Computers)	9,672	3,370,208
Applied Materials, Inc. (Semiconductors)	5,146	80,381
Autodesk, Inc.* (Software)	1,798	79,310
Automatic Data Processing, Inc. (Software)	2,635	135,202
Baidu, Inc.ADR* (Internet)	2,108	290,504
Bed Bath & Beyond, Inc.* (Retail)	2,573	124,199
Biogen Idec, Inc.* (Biotechnology)	1,984	145,606
BMC Software, Inc.* (Software)	1,550	77,097
Broadcom Corp. - Class A (Semiconductors)	3,317	130,623
C.H. Robinson Worldwide, Inc. (Transportation)	1,240	91,921
CA, Inc. (Software)	3,689	89,200
Celgene Corp.* (Biotechnology)	3,503	201,528
Cephalon, Inc.* (Pharmaceuticals)	558	42,285
Cerner Corp.* (Software)	620	68,944
Check Point Software Technologies, Ltd.* (Internet)	1,550	79,128
Cisco Systems, Inc. (Telecommunications)	14,849	254,660
Citrix Systems, Inc.* (Software)	1,674	122,972
Cognizant Technology Solutions Corp.* (Computers)	2,232	181,685
Comcast Corp. - Class A (Media)	10,912	269,745
Costco Wholesale Corp. (Retail)	1,736	127,284
Ctrip.com International, Ltd.ADR* (Internet)	1,147	47,589
Dell, Inc.* (Computers)	5,332	77,367
DENTSPLY International, Inc. (Healthcare - Products)	1,023	37,841
DIRECTV - Class A* (Media)	4,340	203,112
Dollar Tree, Inc.* (Retail)	992	55,076
eBay, Inc.* (Internet)	7,285	226,126
Electronic Arts, Inc.* (Software)	2,542	49,645
Expedia, Inc. (Internet)	2,015	45,660
Expeditors International of Washington, Inc. (Transportation)	1,581	79,271
Express Scripts, Inc.* (Pharmaceuticals)	3,534	196,526
F5 Networks, Inc.* (Internet)	589	60,414
Fastenal Co. (Distribution/Wholesale)	1,054	68,331
First Solar, Inc.* (Energy - Alternate Sources)	558	89,749
Fiserv, Inc.* (Software)	1,364	85,550
Flextronics International, Ltd.* (Electronics)	6,200	46,314
FLIR Systems, Inc. (Electronics)	1,240	42,916
Garmin, Ltd. (Electronics)	1,457	49,334
Genzyme Corp.* (Biotechnology)	2,480	188,852
Gilead Sciences, Inc.* (Pharmaceuticals)	5,890	249,972
Google, Inc. - Class A* (Internet)	1,147	672,383
Henry Schein, Inc.* (Healthcare - Products)	682	47,856
Illumina, Inc.* (Biotechnology)	930	65,165
Infosys Technologies, Ltd.ADR (Software)	806	57,790
Intel Corp. (Semiconductors)	14,446	291,376
Intuit, Inc.* (Software)	2,945	156,380
Intuitive Surgical, Inc.* (Healthcare - Products)	279	93,035
Joy Global, Inc. (Machinery - Construction & Mining)	775	76,578
KLA -Tencor Corp. (Semiconductors)	1,519	71,955
Lam Research Corp.* (Semiconductors)	961	54,450
Liberty Media Holding Corp. - Interactive Series A* (Internet)	4,154	66,630
Life Technologies Corp.* (Biotechnology)	1,364	71,501
Linear Technology Corp. (Semiconductors)	2,294	77,147
Marvell Technology Group, Ltd.* (Semiconductors)	4,681	72,790
Mattel, Inc. (Toys/Games/Hobbies)	3,007	74,965
Maxim Integrated Products, Inc. (Semiconductors)	2,201	56,346
Microchip Technology, Inc. (Semiconductors)	1,178	44,776
Micron Technology, Inc.* (Semiconductors)	7,688	88,104
Microsoft Corp. (Software)	21,762	551,884
Millicom International Cellular S.A. (Telecommunications)	806	77,513
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,348	75,899
NetApp, Inc.* (Computers)	2,852	137,409
Netflix, Inc.* (Internet)	372	88,287
News Corp. - Class A (Media)	10,757	188,893
NII Holdings, Inc. - Class B* (Telecommunications)	1,240	51,671
NVIDIA Corp.* (Semiconductors)	4,278	78,972
O’Reilly Automotive, Inc.* (Retail)	1,054	60,563
Oracle Corp. (Software)	15,841	528,614
PACCAR, Inc. (Auto Manufacturers)	3,069	160,662
Paychex, Inc. (Commercial Services)	2,573	80,689
Priceline.com, Inc.* (Internet)	403	204,095
QIAGEN N.V.* (Biotechnology)	1,767	35,428
Qualcomm, Inc. (Telecommunications)	14,911	817,570
Research In Motion, Ltd.* (Computers)	3,906	220,962
Ross Stores, Inc. (Retail)	899	63,937
SanDisk Corp.* (Computers)	1,798	82,870
Seagate Technology LLC* (Computers)	3,410	49,104
Sears Holdings Corp.* (Retail)	868	71,740
Sigma-Aldrich Corp. (Chemicals)	868	55,240
Staples, Inc. (Retail)	3,658	71,038
Starbucks Corp. (Retail)	7,812	288,653
Stericycle, Inc.* (Environmental Control)	682	60,473
Symantec Corp.* (Internet)	6,014	111,500
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,425	272,172
Urban Outfitters, Inc.* (Retail)	1,209	36,064
VeriSign, Inc. (Internet)	1,240	44,900

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,612	$77,263
Virgin Media, Inc. (Telecommunications)	2,480	68,919
Vodafone Group PLCADR (Telecommunications)	5,704	163,990
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,891	44,022
Whole Foods Market, Inc. (Food)	1,364	89,888
Wynn Resorts, Ltd. (Lodging)	1,023	130,177
Xilinx, Inc. (Semiconductors)	2,604	85,411
Yahoo!, Inc.* (Internet)	4,743	78,971
TOTAL COMMON STOCKS (Cost $7,130,655)		16,345,833

	Principal Amount	Value
Repurchase Agreements (a)(b) (51.5%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $18,915,033	$18,915,000	$18,915,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,915,000)		18,915,000
TOTAL INVESTMENT SECURITIES (Cost $26,045,655)—96.1%		35,260,833
Net other assets (liabilities) — 3.9%		1,442,605
NET ASSETS — 100.0%		$36,703,438

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $6,013,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*                                         Non-income producing security

ADR                            American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 6/20/11 (Underlying notional amount at value $4,443,625)	95	$57,950

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$39,393,471	$588,212
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	13,480,122	189,837
		$778,049

ProFund VP UltraNASDAQ-100 invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Auto Manufacturers	$160,662	0.4%
Biotechnology	959,323	2.6%
Chemicals	55,240	0.2%
Commercial Services	125,944	0.3%
Computers	4,119,605	11.2%
Distribution/Wholesale	68,331	0.2%
Electronics	138,564	0.4%
Energy - Alternate Sources	89,749	0.2%
Environmental Control	60,473	0.2%
Food	89,888	0.2%
Healthcare - Products	178,732	0.5%
Internet	2,476,831	6.8%
Lodging	130,177	0.4%
Machinery - Construction & Mining	76,578	0.2%
Media	661,750	1.8%
Pharmaceuticals	880,876	2.4%
Retail	898,554	2.5%
Semiconductors	1,281,075	3.5%
Software	2,213,001	6.0%
Telecommunications	1,434,323	3.9%
Toys/Games/Hobbies	74,965	0.2%
Transportation	171,192	0.5%
Other**	20,357,605	55.4%
Total	$36,703,438	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (156.9%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $33,326,044	$33,326,000	$33,326,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,326,000)		33,326,000

TOTAL INVESTMENT SECURITIES (Cost $33,326,000)—156.9%		33,326,000
Net other assets (liabilities) — (56.9)%		(12,087,152)

NET ASSETS — 100.0%		$21,238,848

(a)                                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $4,823,000.

(b)                                           The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 6/20/11 (Underlying notional amount at value $4,295,688)	65	$(63,042)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(6,785,212)	$(245,249)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(10,870,735)	(161,275)
		$(406,524)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (107.8%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $1,547,002	$1,547,000	$1,547,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,547,000)		1,547,000

TOTAL INVESTMENT SECURITIES (Cost $1,547,000)—107.8%		1,547,000
Net other assets (liabilities) — (7.8)%		(111,538)

NET ASSETS — 100.0%		$1,435,462

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $331,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(287,700)	$(32,560)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,166,629)	(57,531)
		$(90,091)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (157.7%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $6,189,000	$6,189,000	$6,189,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,189,000)		6,189,000

TOTAL INVESTMENT SECURITIES (Cost $6,189,000)—157.7%		6,189,000
Net other assets (liabilities) — (57.7)%		(2,265,463)

NET ASSETS — 100.0%		$3,923,537

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $1,256,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contract expiring 6/20/11 (Underlying notional amount at value $672,720)	8	$(20,298)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(1,072,624)	$(47,609)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(2,200,436)	(144,606)
		$(192,215)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (109.4%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $120,000	$120,000	$120,000

TOTAL REPURCHASE AGREEMENTS (Cost $120,000)		120,000

TOTAL INVESTMENT SECURITIES (Cost $120,000)—109.4%		120,000
Net other assets (liabilities) — (9.4)%		(10,293)

NET ASSETS — 100.0%		$109,707

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $32,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(43,047)	$(1,748)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(66,977)	(678)
		$(2,426)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (107.9%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $20,425,027	$20,425,000	$20,425,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,425,000)		20,425,000

TOTAL INVESTMENT SECURITIES (Cost $20,425,000)—107.9%		20,425,000
Net other assets (liabilities) — (7.9)%		(1,488,432)

NET ASSETS — 100.0%		$18,936,568

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $2,673,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 6/20/11 (Underlying notional amount at value $2,666,175)	57	$(46,899)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(6,269,617)	$(119,847)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(9,947,442)	(79,924)
		$(199,771)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (100.7%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $1,622,002	$1,622,000	$1,622,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,622,000)		1,622,000

TOTAL INVESTMENT SECURITIES (Cost $1,622,000)—100.7%		1,622,000
Net other assets (liabilities) — (0.7)%		(11,218)

NET ASSETS — 100.0%		$1,610,782

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $324,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 6/20/11 (Underlying notional amount at value $168,690)	2	$1,633

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(560,866)	$(13,239)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(870,144)	(8,828)
		$(22,067)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (103.2%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $1,049,001	$1,049,000	$1,049,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,049,000)		1,049,000

TOTAL INVESTMENT SECURITIES (Cost $1,049,000)—103.2%		1,049,000
Net other assets (liabilities) — (3.2)%		(32,537)

NET ASSETS — 100.0%		$1,016,463

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $376,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(298,971)	$(16,398)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(720,853)	(28,063)
		$(44,461)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (302.9%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $1,456,002	$1,456,000	$1,456,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,456,000)		1,456,000

TOTAL INVESTMENT SECURITIES (Cost $1,456,000)—302.9%		1,456,000
Net other assets (liabilities) — (202.9)%		(975,266)

NET ASSETS — 100.0%		$480,734

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $478,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini DJIA Futures Contract expiring 6/20/11 (Underlying notional amount at value $61,310)	1	$(763)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(399,868)	$(63,556)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(1,498,624)	(34,978)
		$(98,534)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (269.8%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $2,978,004	$2,978,000	$2,978,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,978,000)		2,978,000

TOTAL INVESTMENT SECURITIES (Cost $2,978,000)—269.8%		2,978,000
Net other assets (liabilities) — (169.8)%		(1,874,156)

NET ASSETS — 100.0%		$1,103,844

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $878,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 6/20/11 (Underlying notional amount at value $140,325)	3	$(1,838)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(863,137)	$(37,474)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(1,206,554)	(68,432)
		$(105,906)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (80.1%)
Associated Banc-Corp (Banks)	1,176	$17,464
Astoria Financial Corp. (Savings & Loans)	588	8,450
BancorpSouth, Inc. (Banks)	504	7,787
Bank of America Corp. (Banks)	50,736	676,311
Bank of Hawaii Corp. (Banks)	336	16,067
BB&T Corp. (Banks)	4,704	129,125
BOK Financial Corp. (Banks)	168	8,682
CapitalSource, Inc. (Diversified Financial Services)	2,016	14,193
Capitol Federal Financial, Inc. (Diversified Financial Services)	1,176	13,254
Cathay Bancorp, Inc. (Banks)	504	8,593
Citigroup, Inc.* (Diversified Financial Services)	129,360	571,771
City National Corp. (Banks)	336	19,169
Comerica, Inc. (Banks)	1,176	43,183
Commerce Bancshares, Inc. (Banks)	504	20,382
Cullen/Frost Bankers, Inc. (Banks)	420	24,788
East West Bancorp, Inc. (Banks)	1,008	22,136
F.N.B. Corp. (Banks)	756	7,968
Fifth Third Bancorp (Banks)	6,216	86,278
First Financial Bankshares, Inc. (Banks)	168	8,630
First Horizon National Corp. (Banks)	1,765	19,781
First Midwest Bancorp, Inc. (Banks)	504	5,942
First Niagara Financial Group, Inc. (Savings & Loans)	1,428	19,392
FirstMerit Corp. (Banks)	756	12,897
Fulton Financial Corp. (Banks)	1,344	14,932
Glacier Bancorp, Inc. (Banks)	504	7,585
Hancock Holding Co. (Banks)	252	8,276
Hudson City Bancorp, Inc. (Savings & Loans)	3,276	31,712
Huntington Bancshares, Inc. (Banks)	5,880	39,043
IBERIABANK Corp. (Banks)	168	10,102
International Bancshares Corp. (Banks)	420	7,703
J.P. Morgan Chase & Co. (Diversified Financial Services)	20,244	933,248
KeyCorp (Banks)	5,964	52,960
M&T Bank Corp. (Banks)	756	66,883
Marshall & Ilsley Corp. (Banks)	3,528	28,189
MB Financial, Inc. (Banks)	336	7,043
National Penn Bancshares, Inc. (Banks)	924	7,152
New York Community Bancorp (Savings & Loans)	2,940	50,744
NewAlliance Bancshares, Inc. (Savings & Loans)	672	9,972
Old National Bancorp (Banks)	588	6,303
PacWest Bancorp (Banks)	252	5,481
Park National Corp. (Banks)	84	5,613
People’s United Financial, Inc. (Banks)	2,352	29,588
PNC Financial Services Group (Banks)	3,528	222,229
Popular, Inc.* (Banks)	6,972	20,288
PrivateBancorp, Inc. (Banks)	420	6,422
Prosperity Bancshares, Inc. (Banks)	336	14,371
Provident Financial Services, Inc. (Savings & Loans)	420	6,216
Regions Financial Corp. (Banks)	8,484	61,594
Signature Bank* (Banks)	252	14,213
Sterling Bancshares, Inc. (Banks)	672	5,786
SunTrust Banks, Inc. (Banks)	3,360	96,902
Susquehanna Bancshares, Inc. (Banks)	840	7,854
SVB Financial Group* (Banks)	252	14,346
Synovus Financial Corp. (Banks)	4,956	11,894
TCF Financial Corp. (Banks)	924	14,655
TFS Financial Corp. (Savings & Loans)	672	7,137
Trustmark Corp. (Banks)	420	9,836
U.S. Bancorp (Banks)	10,584	279,735
UMB Financial Corp. (Banks)	252	9,413
Umpqua Holdings Corp. (Banks)	756	8,649
United Bankshares, Inc. (Banks)	252	6,683
Valley National Bancorp (Banks)	1,092	15,244
Washington Federal, Inc. (Savings & Loans)	756	13,109
Webster Financial Corp. (Banks)	504	10,801
Wells Fargo & Co. (Banks)	24,108	764,224
Westamerica Bancorp (Banks)	168	8,630
Whitney Holding Corp. (Banks)	672	9,153
Wintrust Financial Corp. (Banks)	252	9,261
Zions Bancorp (Banks)	1,260	29,056

TOTAL COMMON STOCKS (Cost $2,360,502)		4,762,473

	Principal Amount	Value
Repurchase Agreements (a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $15,000	$15,000	$15,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES (Cost $2,375,502)—80.4%		4,777,473
Net other assets (liabilities) — 19.6%		1,162,422

NET ASSETS — 100.0%		$5,939,895

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$1,199,640	$(360)

ProFund VP Banks invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Banks	$3,083,275	51.8%
Diversified Financial Services	1,532,466	25.8%
Savings & Loans	146,732	2.5%
Other**	1,177,422	19.9%
Total	$5,939,895	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.6%)
AbitibiBowater, Inc.* (Forest Products & Paper)	11,040	$296,645
Air Products & Chemicals, Inc. (Chemicals)	29,900	2,696,382
Airgas, Inc. (Chemicals)	10,580	702,724
AK Steel Holding Corp. (Iron/Steel)	16,100	254,058
Albemarle Corp. (Chemicals)	13,800	824,826
Alcoa, Inc. (Mining)	158,700	2,801,055
Allegheny Technologies, Inc. (Iron/Steel)	13,800	934,536
Allied Nevada Gold Corp.* (Mining)	11,960	424,341
Alpha Natural Resources, Inc.* (Coal)	17,940	1,065,098
Arch Coal, Inc. (Coal)	24,380	878,655
Ashland, Inc. (Chemicals)	10,580	611,101
Avery Dennison Corp. (Household Products/Wares)	15,640	656,254
Cabot Corp. (Chemicals)	9,200	425,868
Calgon Carbon Corp.* (Environmental Control)	8,280	131,486
Carpenter Technology Corp. (Iron/Steel)	6,440	275,052
Celanese Corp. - Series A (Chemicals)	23,460	1,040,920
CenturyLink, Inc. (Telecommunications)	1,816	75,455
CF Industries Holdings, Inc. (Chemicals)	10,580	1,447,238
Chemtura Corp.* (Chemicals)	14,260	245,272
Cliffs Natural Resources, Inc. (Iron/Steel)	20,240	1,989,187
Coeur d’Alene Mines Corp.* (Mining)	13,340	463,965
Commercial Metals Co. (Metal Fabricate/Hardware)	17,020	293,935
Compass Minerals International, Inc. (Mining)	5,060	473,262
CONSOL Energy, Inc. (Coal)	33,580	1,800,895
Cytec Industries, Inc. (Chemicals)	7,360	400,163
Domtar Corp. (Forest Products & Paper)	6,440	591,063
E.I. du Pont de Nemours & Co. (Chemicals)	137,540	7,560,574
Eastman Chemical Co. (Chemicals)	10,120	1,005,118
Ecolab, Inc. (Chemicals)	34,960	1,783,659
FMC Corp. (Chemicals)	11,040	937,627
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	140,760	7,819,218
Fuller (H.B.) Co. (Chemicals)	7,360	158,093
Hecla Mining Co.* (Mining)	38,180	346,674
Huntsman Corp. (Chemicals)	28,520	495,678
International Coal Group, Inc.* (Coal)	26,680	301,484
International Flavors & Fragrances, Inc. (Chemicals)	11,960	745,108
International Paper Co. (Forest Products & Paper)	60,260	1,818,647
Intrepid Potash, Inc.* (Chemicals)	6,440	224,241
Kaiser Aluminum Corp. (Mining)	2,300	113,275
Lubrizol Corp. (Chemicals)	9,660	1,294,054
LyondellBasell Industries N.V. - Class A* (Chemicals)	50,600	2,001,230
Massey Energy Co. (Coal)	15,180	1,037,705
Minerals Technologies, Inc. (Chemicals)	2,760	189,115
NewMarket Corp. (Chemicals)	1,840	291,125
Newmont Mining Corp. (Mining)	72,220	3,941,768
Nucor Corp. (Iron/Steel)	42,780	1,968,736
Olin Corp. (Chemicals)	10,580	242,494
OM Group, Inc.* (Chemicals)	4,600	168,084
Patriot Coal Corp.* (Coal)	11,500	297,045
Peabody Energy Corp. (Coal)	40,020	2,879,839
PPG Industries, Inc. (Chemicals)	24,380	2,321,220
Praxair, Inc. (Chemicals)	46,000	4,673,600
Reliance Steel & Aluminum Co. (Iron/Steel)	11,040	637,891
Rockwood Holdings, Inc.* (Chemicals)	8,740	430,183
Royal Gold, Inc. (Mining)	7,820	409,768
RPM, Inc. (Chemicals)	19,320	458,464
RTI International Metals, Inc.* (Mining)	4,600	143,290
Schulman (A.), Inc. (Chemicals)	4,600	113,712
Sensient Technologies Corp. (Chemicals)	7,360	263,782
Sigma-Aldrich Corp. (Chemicals)	15,640	995,330
Solutia, Inc.* (Chemicals)	17,940	455,676
Southern Copper Corp. (Mining)	31,740	1,278,170
Steel Dynamics, Inc. (Iron/Steel)	32,200	604,394
The Dow Chemical Co. (Chemicals)	170,660	6,442,415
The Mosaic Co. (Chemicals)	22,080	1,738,800
Titanium Metals Corp.* (Mining)	12,880	239,310
United States Steel Corp. (Iron/Steel)	21,620	1,166,183
USEC, Inc.* (Mining)	16,560	72,864
W.R. Grace & Co.* (Chemicals)	9,200	352,268
Walter Energy, Inc. (Holding Companies - Diversified)	7,844	1,062,313
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,200	192,464

TOTAL COMMON STOCKS (Cost $49,454,326)		83,472,124

	Principal Amount	Value
Repurchase Agreements (a) (1.0%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $859,002	$859,000	$859,000

TOTAL REPURCHASE AGREEMENTS (Cost $859,000)		859,000

TOTAL INVESTMENT SECURITIES (Cost $50,313,326)—100.6%		84,331,124
Net other assets (liabilities) — (0.6)%		(521,032)

NET ASSETS — 100.0%		$83,810,092

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Basic Materials invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Chemicals	$43,736,144	52.2%
Coal	8,260,721	9.8%
Environmental Control	131,486	0.2%
Forest Products & Paper	2,706,355	3.2%
Holding Companies - Diversified	1,062,313	1.3%
Household Products/Wares	656,254	0.8%
Iron/Steel	7,830,037	9.3%
Metal Fabricate/Hardware	486,399	0.6%
Mining	18,526,960	22.1%
Telecommunications	75,455	0.1%
Other**	337,968	0.4%
Total	$83,810,092	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (92.9%)
Acorda Therapeutics, Inc.* (Biotechnology)	1,245	$28,884
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,822	278,475
Amgen, Inc.* (Biotechnology)	29,548	1,579,341
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,067	46,242
Biogen Idec, Inc.* (Biotechnology)	4,482	328,934
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,154	79,260
Celera Corp.* (Biotechnology)	2,573	20,867
Celgene Corp.* (Biotechnology)	14,691	845,173
Charles River Laboratories International, Inc.* (Biotechnology)	1,826	70,082
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,826	46,088
Dendreon Corp.* (Biotechnology)	4,482	167,761
Gen-Probe, Inc.* (Healthcare - Products)	1,494	99,127
Genzyme Corp.* (Biotechnology)	4,399	334,984
Gilead Sciences, Inc.* (Pharmaceuticals)	24,900	1,056,756
Human Genome Sciences, Inc.* (Biotechnology)	5,893	161,763
Illumina, Inc.* (Biotechnology)	3,901	273,343
Incyte, Corp.* (Biotechnology)	3,569	56,569
InterMune, Inc.* (Biotechnology)	1,411	66,585
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,905	26,261
Life Technologies Corp.* (Biotechnology)	5,810	304,560
Myriad Genetics, Inc.* (Biotechnology)	2,905	58,536
Nektar Therapeutics* (Biotechnology)	3,569	33,798
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,909	67,159
PDL BioPharma, Inc. (Biotechnology)	4,399	25,514
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,241	100,711
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,158	22,875
Techne Corp. (Healthcare - Products)	1,162	83,199
United Therapeutics Corp.* (Pharmaceuticals)	1,577	105,690
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,308	302,342

TOTAL COMMON STOCKS (Cost $3,131,976)		6,670,879

	Principal Amount	Value
Repurchase Agreements (a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $37,000	$37,000	$37,000

TOTAL REPURCHASE AGREEMENTS (Cost $37,000)		37,000

TOTAL INVESTMENT SECURITIES (Cost $3,168,976)—93.4%		6,707,879
Net other assets (liabilities) — 6.6%		474,376

NET ASSETS — 100.0%		$7,182,255

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$499,850	$(150)

ProFund VP Biotechnology invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Biotechnology	$5,061,097	70.5%
Healthcare - Products	182,326	2.5%
Pharmaceuticals	1,427,456	19.9%
Other**	511,376	7.1%
Total	$7,182,255	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.3%)
Activision Blizzard, Inc. (Software)	5,886	$64,569
Alberto-Culver Co. (Cosmetics/Personal Care)	981	36,562
Altria Group, Inc. (Agriculture)	22,890	595,827
Archer-Daniels-Midland Co. (Agriculture)	6,431	231,580
Avon Products, Inc. (Cosmetics/Personal Care)	4,687	126,737
BorgWarner, Inc.* (Auto Parts & Equipment)	1,199	95,548
Briggs & Stratton Corp. (Machinery - Diversified)	545	12,344
Brown-Forman Corp. (Beverages)	1,199	81,892
Brunswick Corp. (Leisure Time)	981	24,947
Bunge, Ltd. (Agriculture)	1,635	118,260
Campbell Soup Co. (Food)	2,289	75,789
Carter’s, Inc.* (Apparel)	654	18,724
Central European Distribution Corp.* (Distribution/Wholesale)	654	7,423
Chiquita Brands International, Inc.* (Food)	545	8,360
Church & Dwight, Inc. (Household Products/Wares)	763	60,536
Clorox Co. (Household Products/Wares)	1,526	106,927
Coach, Inc. (Apparel)	3,270	170,171
Coca-Cola Co. (Beverages)	23,326	1,547,680
Coca-Cola Enterprises, Inc. (Beverages)	3,597	98,198
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,450	440,142
ConAgra Foods, Inc. (Food)	4,796	113,905
Constellation Brands, Inc.* (Beverages)	2,071	42,000
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	654	16,841
Corn Products International, Inc. (Food)	872	45,187
Crocs, Inc.* (Apparel)	981	17,501
D.R. Horton, Inc. (Home Builders)	3,052	35,556
Dana Holding Corp.* (Auto Parts & Equipment)	1,526	26,537
Darling International, Inc.* (Environmental Control)	1,308	20,104
Dean Foods Co.* (Food)	1,962	19,620
Deckers Outdoor Corp.* (Apparel)	436	37,561
Dr. Pepper Snapple Group, Inc. (Beverages)	2,507	93,160
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,943	9,506
Electronic Arts, Inc.* (Software)	3,706	72,378
Energizer Holdings, Inc.* (Electrical Components & Equipment)	763	54,295
Flowers Foods, Inc. (Food)	981	26,713
Ford Motor Co.* (Auto Manufacturers)	39,240	585,068
Fossil, Inc.* (Household Products/Wares)	545	51,039
Fresh Del Monte Produce, Inc. (Food)	436	11,384
General Mills, Inc. (Food)	6,649	243,021
General Motors Co.* (Auto Manufacturers)	6,104	189,407
Gentex Corp. (Electronics)	1,526	46,162
Genuine Parts Co. (Distribution/Wholesale)	1,744	93,548
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,417	91,552
Hanesbrands, Inc.* (Apparel)	981	26,526
Hansen Natural Corp.* (Beverages)	763	45,956
Harley-Davidson, Inc. (Leisure Time)	2,507	106,522
Harman International Industries, Inc. (Home Furnishings)	763	35,724
Hasbro, Inc. (Toys/Games/Hobbies)	1,308	61,267
Heinz (H.J.) Co. (Food)	3,488	170,284
Herbalife, Ltd. (Pharmaceuticals)	654	53,209
Herman Miller, Inc. (Office Furnishings)	654	17,978
HNI Corp. (Office Furnishings)	436	13,760
Hormel Foods Corp. (Food)	1,635	45,518
Iconix Brand Group, Inc.* (Apparel)	763	16,389
Jarden Corp. (Household Products/Wares)	981	34,894
JM Smucker Co. (Food)	1,308	93,378
Johnson Controls, Inc. (Auto Parts & Equipment)	7,412	308,117
KB Home (Home Builders)	763	9,492
Kellogg Co. (Food)	2,725	147,096
Kimberly-Clark Corp. (Household Products/Wares)	4,469	291,692
Kraft Foods, Inc. (Food)	17,767	557,173
Lancaster Colony Corp. (Miscellaneous Manufacturing)	218	13,211
Lear Corp. (Auto Parts & Equipment)	1,199	58,595
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,635	40,058
Lennar Corp. - Class A (Home Builders)	1,744	31,601
LKQ Corp.* (Distribution/Wholesale)	1,526	36,777
Lorillard, Inc. (Agriculture)	1,635	155,341
M.D.C. Holdings, Inc. (Home Builders)	436	11,053
Mattel, Inc. (Toys/Games/Hobbies)	3,924	97,825
McCormick & Co., Inc. (Food)	1,308	62,562
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	2,289	132,602
Mohawk Industries, Inc.* (Textiles)	654	39,992
Molson Coors Brewing Co. - Class B (Beverages)	1,744	81,776
Monsanto Co. (Agriculture)	5,995	433,199
Newell Rubbermaid, Inc. (Housewares)	3,161	60,470
NIKE, Inc. - Class B (Apparel)	3,270	247,539
Nu Skin Enterprises, Inc. (Retail)	654	18,803
NVR, Inc.* (Home Builders)	109	82,404
PepsiCo, Inc. (Beverages)	17,440	1,123,310
Philip Morris International, Inc. (Commercial Services)	19,729	1,294,814
Phillips-Van Heusen Corp. (Apparel)	654	42,530
Polaris Industries, Inc. (Leisure Time)	327	28,456
Polo Ralph Lauren Corp. (Apparel)	654	80,867
Pool Corp. (Distribution/Wholesale)	545	13,140
Procter & Gamble Co. (Cosmetics/Personal Care)	30,738	1,893,461
Pulte Group, Inc.* (Home Builders)	3,706	27,424
Ralcorp Holdings, Inc.* (Food)	654	44,753
Reynolds American, Inc. (Agriculture)	3,706	131,674

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Sara Lee Corp. (Food)	6,431	$113,636
Skechers U.S.A., Inc. - Class A* (Apparel)	436	8,955
Smithfield Foods, Inc.* (Food)	1,744	41,961
Snap-on, Inc. (Hand/Machine Tools)	654	39,279
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,853	141,940
Take-Two Interactive Software, Inc.* (Software)	981	15,078
Tempur-Pedic International, Inc.* (Home Furnishings)	763	38,654
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	654	27,762
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,308	126,039
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,616	39,188
The Hain Celestial Group, Inc.* (Food)	436	14,074
The Hershey Co. (Food)	1,744	94,786
The Jones Group, Inc. (Apparel)	981	13,489
The Middleby Corp.* (Machinery - Diversified)	218	20,322
The Ryland Group, Inc. (Home Builders)	436	6,932
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	545	31,528
The Timberland Co. - Class A* (Apparel)	436	18,002
The Warnaco Group, Inc.* (Apparel)	436	24,935
Thor Industries, Inc. (Home Builders)	436	14,549
TiVo, Inc.* (Home Furnishings)	1,308	11,458
Toll Brothers, Inc.* (Home Builders)	1,526	30,169
Tootsie Roll Industries, Inc. (Food)	219	6,201
TreeHouse Foods, Inc.* (Food)	436	24,795
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	1,090	60,037
Tupperware Corp. (Household Products/Wares)	654	39,050
Tyson Foods, Inc. - Class A (Food)	3,379	64,843
Under Armour, Inc. - Class A* (Retail)	436	29,670
Universal Corp. (Agriculture)	218	9,492
V.F. Corp. (Apparel)	981	96,658
Visteon Corp.* (Auto Parts & Equipment)	545	34,057
WABCO Holdings, Inc.* (Auto Parts & Equipment)	654	40,313
WD-40 Co. (Household Products/Wares)	218	9,230
Whirlpool Corp. (Home Furnishings)	872	74,434
Wolverine World Wide, Inc. (Apparel)	545	20,318

TOTAL COMMON STOCKS (Cost $10,145,883)		15,565,307

	Principal Amount	Value
Repurchase Agreements (a) (1.0%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $152,000	$152,000	$152,000

TOTAL REPURCHASE AGREEMENTS (Cost $152,000)		152,000

TOTAL INVESTMENT SECURITIES (Cost $10,297,883)—101.3%		15,717,307
Net other assets (liabilities) — (1.3)%		(207,177)

NET ASSETS — 100.0%		$15,510,130

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Agriculture	$1,675,373	10.8%
Apparel	840,165	5.4%
Auto Manufacturers	774,475	5.0%
Auto Parts & Equipment	706,995	4.6%
Beverages	3,205,524	20.7%
Commercial Services	1,294,814	8.3%
Cosmetics/Personal Care	2,622,941	16.9%
Distribution/Wholesale	150,888	1.0%
Electrical Components & Equipment	54,295	0.3%
Electronics	46,162	0.3%
Environmental Control	20,104	0.1%
Food	2,025,039	13.1%
Hand/Machine Tools	181,219	1.2%
Home Builders	249,180	1.6%
Home Furnishings	160,270	1.0%
Household Products/Wares	624,896	4.0%
Housewares	60,470	0.4%
Leisure Time	159,925	1.0%
Machinery - Diversified	32,666	0.2%
Miscellaneous Manufacturing	62,775	0.4%
Office Furnishings	31,738	0.2%
Pharmaceuticals	185,811	1.2%
Retail	48,473	0.3%
Software	152,025	1.0%
Textiles	39,992	0.3%
Toys/Games/Hobbies	159,092	1.0%
Other**	(55,177)	(0.3)%
Total	$15,510,130	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

**Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.2%)
99 Cents Only Stores* (Retail)	524	$10,270
Aaron’s, Inc.* (Home Furnishings)	655	16,611
Abercrombie & Fitch Co.-Class A (Retail)	786	46,138
Acxiom Corp.* (Software)	655	9,399
Advance Auto Parts, Inc. (Retail)	786	51,577
Aeropostale, Inc.* (Retail)	786	19,116
Alaska Air Group, Inc.* (Airlines)	393	24,924
Amazon.com, Inc.* (Internet)	3,144	566,329
American Eagle Outfitters, Inc. (Retail)	1,703	27,061
AmerisourceBergen Corp. (Pharmaceuticals)	2,489	98,465
AMR Corp.* (Airlines)	3,013	19,464
Ann, Inc.* (Retail)	524	15,254
Apollo Group, Inc. - Class A* (Commercial Services)	1,179	49,176
Arbitron, Inc. (Commercial Services)	262	10,488
Ascena Retail Group, Inc.* (Retail)	524	16,983
AutoNation, Inc.* (Retail)	393	13,900
AutoZone, Inc.* (Retail)	262	71,673
Avis Budget Group, Inc.* (Commercial Services)	917	16,423
Bally Technologies, Inc.* (Entertainment)	524	19,833
Bed Bath & Beyond, Inc.* (Retail)	2,227	107,497
Best Buy Co., Inc. (Retail)	2,882	82,771
Big Lots, Inc.* (Retail)	655	28,447
BJ’s Wholesale Club, Inc.* (Retail)	524	25,582
Bob Evans Farms, Inc. (Retail)	262	8,541
Boyd Gaming Corp.* (Lodging)	524	4,910
Brinker International, Inc. (Retail)	786	19,886
Cablevision Systems Corp.-Class A (Media)	2,096	72,543
Cardinal Health, Inc. (Pharmaceuticals)	3,144	129,313
Career Education Corp.* (Commercial Services)	655	14,882
Carmax, Inc.* (Retail)	1,965	63,077
Carnival Corp. - Class A (Leisure Time)	3,668	140,704
Casey’s General Stores, Inc. (Retail)	393	15,327
CBS Corp. - Class B (Media)	5,633	141,050
CEC Entertainment, Inc. (Retail)	131	4,943
Cheesecake Factory, Inc.* (Retail)	524	15,767
Chemed Corp. (Commercial Services)	262	17,452
Chico’s FAS, Inc. (Retail)	1,572	23,423
Chipotle Mexican Grill, Inc. - Class A* (Retail)	262	71,361
Choice Hotels International, Inc. (Lodging)	262	10,179
Collective Brands, Inc.* (Retail)	524	11,308
Comcast Corp. - Class A (Media)	18,471	456,603
Comcast Corp. - Special Class A (Media)	6,550	152,091
Copart, Inc.* (Retail)	655	28,381
Costco Wholesale Corp. (Retail)	3,930	288,148
Cracker Barrel Old Country Store, Inc. (Retail)	262	12,875
CTC Media, Inc. (Media)	524	12,351
CVS Caremark Corp. (Retail)	12,183	418,121
Darden Restaurants, Inc. (Retail)	1,310	64,360
Delta Air Lines, Inc.* (Airlines)	7,467	73,177
DeVry, Inc. (Commercial Services)	524	28,857
Dick’s Sporting Goods, Inc.* (Retail)	786	31,424
Dillards, Inc. - Class A (Retail)	393	15,767
DIRECTV - Class A* (Media)	7,467	349,456
Discovery Communications, Inc. - Class A* (Media)	1,179	47,042
Discovery Communications, Inc. - Class C* (Media)	1,310	46,125
DISH Network Corp. - Class A* (Media)	1,834	44,676
Dolby Laboratories, Inc. - Class A* (Electronics)	524	25,786
Dollar Tree, Inc.* (Retail)	1,179	65,458
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	524	14,635
Dun & Bradstreet Corp. (Software)	393	31,534
eBay, Inc.* (Internet)	10,087	313,100
Expedia, Inc. (Internet)	1,834	41,558
FactSet Research Systems, Inc. (Computers)	393	41,159
Family Dollar Stores, Inc. (Retail)	1,048	53,783
Foot Locker, Inc. (Retail)	1,441	28,417
GameStop Corp. - Class A* (Retail)	1,310	29,501
Gannett Co., Inc. (Media)	2,096	31,922
Gaylord Entertainment Co.* (Lodging)	262	9,086
Genesco, Inc.* (Retail)	262	10,532
Group 1 Automotive, Inc. (Retail)	262	11,214
GSI Commerce, Inc.* (Internet)	524	15,337
GUESS?, Inc. (Apparel)	524	20,619
H & R Block, Inc. (Commercial Services)	2,751	46,052
Hertz Global Holdings, Inc.* (Commercial Services)	1,703	26,618
Hillenbrand, Inc. (Commercial Services)	524	11,266
Home Depot, Inc. (Retail)	14,672	543,744
HSN, Inc.* (Retail)	393	12,588
Hyatt Hotels Corp. - Class A* (Lodging)	262	11,276
IHS, Inc. - Class A* (Computers)	393	34,879
International Game Technology (Entertainment)	2,620	42,523
International Speedway Corp. (Entertainment)	262	7,808
Interpublic Group of Cos., Inc. (Advertising)	4,323	54,340
Interval Leisure Group, Inc.* (Leisure Time)	393	6,426
ITT Educational Services, Inc.* (Commercial Services)	262	18,903
J.C. Penney Co., Inc. (Retail)	1,834	65,859
Jack in the Box, Inc.* (Retail)	524	11,884
JetBlue Airways Corp.* (Airlines)	2,227	13,963
John Wiley & Sons, Inc. (Media)	524	26,640
Kohls Corp. (Retail)	2,489	132,017
Kroger Co. (Food)	5,371	128,743
Lamar Advertising Co.* (Advertising)	524	19,357
Las Vegas Sands Corp.* (Lodging)	4,061	171,455
Liberty Global, Inc. - Class A* (Media)	1,048	43,398
Liberty Global, Inc. - Series C* (Media)	1,048	41,910

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Liberty Media Holding Corp. - Capital Series A* (Media)	655	$48,254
Liberty Media Holding Corp. - Interactive Series A* (Internet)	5,109	81,948
Liberty Media-Starz - Series A* (Media)	524	40,662
Life Time Fitness, Inc.* (Leisure Time)	393	14,663
Limited, Inc. (Retail)	2,489	81,838
Live Nation, Inc.* (Commercial Services)	1,310	13,100
Lowe’s Cos., Inc. (Retail)	12,445	328,921
Macy’s, Inc. (Retail)	3,799	92,164
Madison Square Garden, Inc. - Class A* (Entertainment)	524	14,143
Marriott International, Inc. - Class A (Lodging)	2,883	102,572
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	262	10,100
McDonald’s Corp. (Retail)	9,301	707,713
McGraw-Hill Cos., Inc. (Media)	2,751	108,389
McKesson Corp. (Commercial Services)	2,227	176,044
Meredith Corp. (Media)	262	8,887
MGM Resorts International* (Commercial Services)	2,882	37,898
Morningstar, Inc. (Commercial Services)	262	15,296
Neilsen Holdings N.V.* (Media)	655	17,888
Netflix, Inc.* (Internet)	393	93,271
News Corp. - Class A (Media)	16,244	285,245
News Corp. - Class B (Media)	3,930	73,177
Nordstrom, Inc. (Retail)	1,572	70,551
O’Reilly Automotive, Inc.* (Retail)	1,310	75,273
Office Depot, Inc.* (Retail)	2,489	11,524
OfficeMax, Inc.* (Retail)	786	10,171
Omnicare, Inc. (Pharmaceuticals)	1,048	31,430
Omnicom Group, Inc. (Advertising)	2,751	134,964
Orient-Express Hotels, Ltd. - Class A* (Lodging)	786	9,723
P.F. Chang’s China Bistro, Inc. (Retail)	262	12,102
Panera Bread Co. - Class A* (Retail)	262	33,274
Papa John’s International, Inc.* (Retail)	131	4,149
Penn National Gaming* (Entertainment)	655	24,274
PetSmart, Inc. (Retail)	1,048	42,916
Pinnacle Entertainment, Inc.* (Entertainment)	524	7,137
Priceline.com, Inc.* (Internet)	393	199,031
RadioShack Corp. (Retail)	1,048	15,730
Regal Entertainment Group - Class A (Entertainment)	655	8,843
Regis Corp. (Retail)	524	9,296
Rent-A-Center, Inc. (Commercial Services)	524	18,293
Rite Aid Corp.* (Retail)	5,371	5,693
Rollins, Inc. (Commercial Services)	655	13,297
Ross Stores, Inc. (Retail)	1,048	74,534
Royal Caribbean Cruises, Ltd.* (Leisure Time)	1,179	48,646
Ruddick Corp. (Food)	393	15,166
Safeway, Inc. (Food)	3,406	80,177
Saks, Inc.* (Retail)	1,048	11,853
Sally Beauty Holdings, Inc.* (Retail)	917	12,847
Scholastic Corp. (Media)	262	7,084
Scientific Games Corp. - Class A* (Entertainment)	655	5,725
Scripps Networks Interactive - Class A (Entertainment)	786	39,371
Sears Holdings Corp.* (Retail)	393	32,481
Service Corp. International (Commercial Services)	2,227	24,631
Signet Jewelers, Ltd.* (Retail)	786	36,172
Six Flags Entertainment Corp. (Leisure Time)	262	18,864
SkyWest, Inc. (Airlines)	524	8,866
Sonic Corp.* (Retail)	524	4,742
Sotheby’s (Commercial Services)	655	34,453
Southwest Airlines Co. (Airlines)	6,681	84,381
Staples, Inc. (Retail)	6,550	127,201
Starbucks Corp. (Retail)	6,681	246,863
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,572	91,365
Strayer Education, Inc. (Commercial Services)	131	17,094
SuperValu, Inc. (Food)	1,965	17,547
Sysco Corp. (Food)	5,240	145,148
Target Corp. (Retail)	5,764	288,258
The Buckle, Inc. (Retail)	262	10,585
The Cato Corp. - Class A (Retail)	262	6,419
The Children’s Place Retail Stores, Inc.* (Retail)	262	13,055
The Gap, Inc. (Retail)	3,144	71,243
The Men’s Wearhouse, Inc. (Retail)	524	14,179
The New York Times Co. - Class A* (Media)	917	8,684
Tiffany & Co. (Retail)	1,179	72,438
Time Warner Cable, Inc. (Media)	3,144	224,293
Time Warner, Inc. (Media)	9,956	355,429
TJX Cos., Inc. (Retail)	3,537	175,895
Tractor Supply Co. (Retail)	655	39,208
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	393	18,915
United Continental Holdings, Inc.* (Airlines)	2,882	66,257
United Natural Foods, Inc.* (Food)	393	17,614
Urban Outfitters, Inc.* (Retail)	1,179	35,170
US Airways Group, Inc.* (Airlines)	1,441	12,551
Vail Resorts, Inc.* (Entertainment)	262	12,775
Valassis Communications, Inc.* (Commercial Services)	393	11,452
ValueClick, Inc.* (Internet)	786	11,366
VCA Antech, Inc.* (Pharmaceuticals)	786	19,791
Viacom, Inc. - Class B (Media)	4,978	231,577
Wal-Mart Stores, Inc. (Retail)	18,078	940,960
Walgreen Co. (Retail)	8,253	331,275
Walt Disney Co. (Media)	15,982	688,664
Washington Post Co. - Class B (Media)	131	57,320
WebMD Health Corp.* (Internet)	524	27,992
Weight Watchers International, Inc. (Commercial Services)	262	18,366
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	3,013	15,155
Whole Foods Market, Inc. (Food)	1,179	77,696
Williams Sonoma, Inc. (Retail)	786	31,833

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
WMS Industries, Inc.* (Leisure Time)	524	$18,523
Wyndham Worldwide Corp. (Lodging)	1,572	50,005
Wynn Resorts, Ltd. (Lodging)	786	100,018
YUM! Brands, Inc. (Retail)	4,192	215,385

TOTAL COMMON STOCKS (Cost $11,134,347)		14,962,192

	Principal Amount	Value
Repurchase Agreements (a) (0.9%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $141,000	$141,000	$141,000

TOTAL REPURCHASE AGREEMENTS (Cost $141,000)		141,000

TOTAL INVESTMENT SECURITIES (Cost $11,275,347)—100.1%		15,103,192
Net other assets (liabilities) — (0.1)%		(21,328)

NET ASSETS — 100.0%		$15,081,864

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

ProFund VP Consumer Services invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Advertising	$208,661	1.4%
Airlines	303,583	2.0%
Apparel	20,619	0.1%
Commercial Services	620,041	4.1%
Computers	76,038	0.5%
Electronics	25,786	0.2%
Entertainment	197,067	1.3%
Food	482,091	3.2%
Home Furnishings	16,611	0.1%
Internet	1,349,932	9.0%
Leisure Time	247,826	1.6%
Lodging	560,589	3.7%
Media	3,621,360	24.0%
Miscellaneous Manufacturing	10,100	0.1%
Pharmaceuticals	278,999	1.8%
Retail	6,886,801	45.7%
Retail - Restaurants	15,155	0.1%
Software	40,933	0.3%
Other**	119,672	0.8%
Total	$15,081,864	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.3%)
ACE, Ltd. (Insurance)	4,392	$284,162
Affiliated Managers Group, Inc.* (Diversified Financial Services)	488	53,373
AFLAC, Inc. (Insurance)	6,344	334,836
Alexandria Real Estate Equities, Inc. (REIT)	976	76,099
Allied World Assurance Co. Holdings, Ltd. (Insurance)	488	30,593
Allstate Corp. (Insurance)	6,832	217,121
AMB Property Corp. (REIT)	2,440	87,767
American Campus Communities, Inc. (REIT)	976	32,208
American Capital Agency Corp. (REIT)	1,464	42,661
American Express Co. (Diversified Financial Services)	14,640	661,728
American Financial Group, Inc. (Insurance)	976	34,180
American International Group, Inc. (Insurance)	1,464	51,445
Ameriprise Financial, Inc. (Diversified Financial Services)	3,416	208,649
Annaly Mortgage Management, Inc. (REIT)	10,736	187,343
AON Corp. (Insurance)	3,904	206,756
Apartment Investment and Management Co. - Class A (REIT)	1,464	37,288
Arch Capital Group, Ltd.* (Insurance)	488	48,405
Argo Group International Holdings, Ltd. (Insurance)	488	16,124
Arthur J. Gallagher & Co. (Insurance)	1,464	44,520
Aspen Insurance Holdings, Ltd. (Insurance)	976	26,899
Associated Banc-Corp (Banks)	2,440	36,234
Assurant, Inc. (Insurance)	1,464	56,379
Assured Guaranty, Ltd. (Insurance)	2,440	36,356
Astoria Financial Corp. (Savings & Loans)	976	14,025
Avalonbay Communities, Inc. (REIT)	976	117,198
Axis Capital Holdings, Ltd. (Insurance)	1,464	51,123
BancorpSouth, Inc. (Banks)	976	15,079
Bank of America Corp. (Banks)	137,128	1,827,916
Bank of Hawaii Corp. (Banks)	488	23,336
Bank of New York Mellon Corp. (Banks)	17,080	510,180
BB&T Corp. (Banks)	9,272	254,516
Berkshire Hathaway, Inc. - Class B* (Insurance)	13,176	1,101,909
BioMed Realty Trust, Inc. (REIT)	1,952	37,127
BlackRock, Inc. - Class A (Diversified Financial Services)	1,464	294,279
BOK Financial Corp. (Banks)	488	25,220
Boston Properties, Inc. (REIT)	1,952	185,147
Brandywine Realty Trust (REIT)	1,952	23,697
BRE Properties, Inc. - Class A (REIT)	976	46,048
Brookfield Properties Corp. (Real Estate)	3,416	60,531
Brown & Brown, Inc. (Insurance)	1,464	37,771
Camden Property Trust (REIT)	976	55,456
Capital One Financial Corp. (Diversified Financial Services)	6,344	329,634
CapitalSource, Inc. (Diversified Financial Services)	3,904	27,484
Capitol Federal Financial, Inc. (Diversified Financial Services)	2,440	27,499
Cathay Bancorp, Inc. (Banks)	976	16,641
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	3,904	104,237
CBL & Associates Properties, Inc. (REIT)	1,952	34,004
Chimera Investment Corp. (REIT)	13,664	54,246
Chubb Corp. (Insurance)	4,392	269,273
Cincinnati Financial Corp. (Insurance)	1,952	64,026
CIT Group, Inc.* (Banks)	2,440	103,822
Citigroup, Inc.* (Diversified Financial Services)	394,304	1,742,824
City National Corp. (Banks)	488	27,840
CME Group, Inc. (Diversified Financial Services)	976	294,313
CNO Financial Group, Inc.* (Insurance)	2,928	21,989
Colonial Properties Trust (REIT)	976	18,788
Comerica, Inc. (Banks)	2,440	89,597
Commerce Bancshares, Inc. (Banks)	976	39,469
CommonWealth REIT (REIT)	976	25,347
Corporate Office Properties Trust (REIT)	976	35,273
Cullen/Frost Bankers, Inc. (Banks)	976	57,603
DCT Industrial Trust, Inc. (REIT)	3,416	18,959
Delphi Financial Group, Inc. - Class A (Insurance)	488	14,986
Developers Diversified Realty Corp. (REIT)	2,440	34,160
DiamondRock Hospitality Co. (REIT)	2,440	27,255
Digital Realty Trust, Inc. (REIT)	1,464	85,117
Discover Financial Services (Diversified Financial Services)	7,320	176,558
Douglas Emmett, Inc. (REIT)	1,464	27,450
Duke Realty Corp. (REIT)	3,416	47,858
DuPont Fabros Technology, Inc. (REIT)	976	23,668
E*TRADE Financial Corp.* (Diversified Financial Services)	2,928	45,765
East West Bancorp, Inc. (Banks)	1,952	42,866
EastGroup Properties, Inc. (REIT)	488	21,457
Eaton Vance Corp. (Diversified Financial Services)	1,464	47,199
Endurance Specialty Holdings, Ltd. (Insurance)	488	23,824
Entertainment Properties Trust (REIT)	488	22,848
Equifax, Inc. (Commercial Services)	1,464	56,876
Equity Lifestyle Properties, Inc. (REIT)	488	28,133
Equity Residential (REIT)	3,904	220,225
Erie Indemnity Co. - Class A (Insurance)	488	34,702
Essex Property Trust, Inc. (REIT)	488	60,512
Everest Re Group, Ltd. (Insurance)	488	43,032
Extra Space Storage, Inc. (REIT)	976	20,213
F.N.B. Corp. (Banks)	1,464	15,431
Federal Realty Investment Trust (REIT)	976	79,603

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,464	$39,162
Fidelity National Title Group, Inc. - Class A (Insurance)	2,928	41,373
Fifth Third Bancorp (Banks)	12,688	176,109
First American Financial Corp. (Insurance)	1,464	24,156
First Financial Bankshares, Inc. (Banks)	488	25,069
First Horizon National Corp. (Banks)	3,416	38,298
First Midwest Bancorp, Inc. (Banks)	976	11,507
First Niagara Financial Group, Inc. (Savings & Loans)	2,928	39,762
FirstMerit Corp. (Banks)	1,464	24,976
Forest City Enterprises, Inc. - Class A* (Real Estate)	1,464	27,567
Forestar Group, Inc.* (Real Estate)	488	9,282
Franklin Resources, Inc. (Diversified Financial Services)	1,952	244,156
Franklin Street Properties Corp. (REIT)	976	13,732
Fulton Financial Corp. (Banks)	2,928	32,530
General Growth Properties, Inc. (REIT)	5,368	83,097
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	6,832	91,959
Glacier Bancorp, Inc. (Banks)	976	14,689
Greenhill & Co., Inc. (Diversified Financial Services)	488	32,106
Hancock Holding Co. (Banks)	488	16,026
Hanover Insurance Group, Inc. (Insurance)	488	22,082
Hartford Financial Services Group, Inc. (Insurance)	5,856	157,702
Hatteras Financial Corp. (REIT)	976	27,445
HCC Insurance Holdings, Inc. (Insurance)	1,464	45,838
HCP, Inc. (REIT)	4,880	185,147
Health Care REIT, Inc. (REIT)	2,440	127,954
Healthcare Realty Trust, Inc. (REIT)	976	22,155
Highwoods Properties, Inc. (REIT)	976	34,170
Home Properties, Inc. (REIT)	488	28,768
Horace Mann Educators Corp. (Insurance)	488	8,198
Hospitality Properties Trust (REIT)	1,464	33,892
Host Hotels & Resorts, Inc. (REIT)	9,272	163,280
Hudson City Bancorp, Inc. (Savings & Loans)	6,832	66,134
Huntington Bancshares, Inc. (Banks)	11,712	77,768
IBERIABANK Corp. (Banks)	488	29,343
IntercontinentalExchange, Inc.* (Diversified Financial Services)	976	120,575
International Bancshares Corp. (Banks)	976	17,900
Invesco, Ltd. (Diversified Financial Services)	6,344	162,153
Investment Technology Group, Inc.* (Diversified Financial Services)	488	8,877
J.P. Morgan Chase & Co. (Diversified Financial Services)	53,192	2,452,151
Janus Capital Group, Inc. (Diversified Financial Services)	2,440	30,427
Jefferies Group, Inc. (Diversified Financial Services)	1,464	36,512
Jones Lang LaSalle, Inc. (Real Estate)	488	48,673
KBW, Inc. (Diversified Financial Services)	488	12,781
KeyCorp (Banks)	12,200	108,336
Kilroy Realty Corp. (REIT)	488	18,949
Kimco Realty Corp. (REIT)	5,368	98,449
LaSalle Hotel Properties (REIT)	976	26,352
Legg Mason, Inc. (Diversified Financial Services)	1,952	70,448
Lexington Realty Trust (REIT)	1,464	13,688
Liberty Property Trust (REIT)	1,464	48,166
Lincoln National Corp. (Insurance)	4,392	131,936
Loews Corp. (Insurance)	4,392	189,251
M&T Bank Corp. (Banks)	1,464	129,520
Mack-Cali Realty Corp. (REIT)	976	33,086
Marsh & McLennan Cos., Inc. (Insurance)	7,320	218,209
Marshall & Ilsley Corp. (Banks)	7,320	58,487
MasterCard, Inc. - Class A (Software)	1,464	368,518
MB Financial, Inc. (Banks)	488	10,228
MBIA, Inc.* (Insurance)	1,952	19,598
Mercury General Corp. (Insurance)	488	19,095
MetLife, Inc. (Insurance)	11,224	502,049
MF Global Holdings, Ltd.* (Diversified Financial Services)	2,440	20,203
MFA Financial, Inc. (REIT)	4,880	40,016
MGIC Investment Corp.* (Insurance)	2,928	26,030
Mid-America Apartment Communities, Inc. (REIT)	488	31,330
Montpelier Re Holdings, Ltd. (Insurance)	976	17,246
Moody’s Corp. (Commercial Services)	2,928	99,288
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	18,544	506,622
MSCI, Inc. - Class A* (Software)	1,464	53,904
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,952	50,440
National Penn Bancshares, Inc. (Banks)	1,952	15,108
National Retail Properties, Inc. (REIT)	976	25,503
Nationwide Health Properties, Inc. (REIT)	1,952	83,019
New York Community Bancorp (Savings & Loans)	5,856	101,075
NewAlliance Bancshares, Inc. (Savings & Loans)	1,464	21,726
Northern Trust Corp. (Banks)	3,416	173,362
NYSE Euronext (Diversified Financial Services)	3,416	120,141
Old National Bancorp (Banks)	976	10,463
Old Republic International Corp. (Insurance)	3,416	43,349
OMEGA Healthcare Investors, Inc. (REIT)	1,464	32,706
optionsXpress Holdings, Inc. (Diversified Financial Services)	488	8,935
PacWest Bancorp (Banks)	488	10,614
PartnerRe, Ltd. (Insurance)	976	77,338
People’s United Financial, Inc. (Banks)	4,880	61,390
Piedmont Office Realty Trust, Inc.-Class A (REIT)	2,440	47,360

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	488	$20,218
Platinum Underwriters Holdings, Ltd. (Insurance)	488	18,588
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,440	106,408
PNC Financial Services Group (Banks)	7,320	461,087
Popular, Inc.* (Banks)	14,152	41,182
Post Properties, Inc. (REIT)	488	19,154
Potlatch Corp. (Forest Products & Paper)	488	19,618
Principal Financial Group, Inc. (Insurance)	3,904	125,357
PrivateBancorp, Inc. (Banks)	976	14,923
ProAssurance Corp.* (Insurance)	488	30,925
Progressive Corp. (Insurance)	8,296	175,294
ProLogis (REIT)	7,808	124,772
Prosperity Bancshares, Inc. (Banks)	488	20,872
Protective Life Corp. (Insurance)	976	25,913
Provident Financial Services, Inc. (Savings & Loans)	976	14,445
Prudential Financial, Inc. (Insurance)	6,344	390,663
Public Storage, Inc. (REIT)	1,952	216,496
Radian Group, Inc. (Insurance)	1,952	13,293
Raymond James Financial Corp. (Diversified Financial Services)	1,464	55,983
Rayonier, Inc. (Forest Products & Paper)	976	60,815
Realty Income Corp. (REIT)	1,464	51,167
Redwood Trust, Inc. (REIT)	976	15,177
Regency Centers Corp. (REIT)	976	42,436
Regions Financial Corp. (Banks)	17,080	124,001
Reinsurance Group of America, Inc. (Insurance)	976	61,273
RenaissanceRe Holdings (Insurance)	976	67,334
SEI Investments Co. (Software)	1,952	46,614
Selective Insurance Group, Inc. (Insurance)	488	8,442
Senior Housing Properties Trust (REIT)	1,952	44,974
Signature Bank* (Banks)	488	27,523
Simon Property Group, Inc. (REIT)	3,904	418,353
SL Green Realty Corp. (REIT)	976	73,395
SLM Corp.* (Diversified Financial Services)	6,832	104,530
St. Joe Co.* (Real Estate)	1,464	36,702
StanCorp Financial Group, Inc. (Insurance)	488	22,507
State Street Corp. (Banks)	6,832	307,030
Sterling Bancshares, Inc. (Banks)	1,464	12,605
Stifel Financial Corp.* (Diversified Financial Services)	488	35,034
Sunstone Hotel Investors, Inc.* (REIT)	1,464	14,918
SunTrust Banks, Inc. (Banks)	6,832	197,035
Susquehanna Bancshares, Inc. (Banks)	1,952	18,251
SVB Financial Group* (Banks)	488	27,782
Synovus Financial Corp. (Banks)	9,760	23,424
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,416	226,891
Tanger Factory Outlet Centers, Inc. (REIT)	976	25,610
Taubman Centers, Inc. (REIT)	976	52,294
TCF Financial Corp. (Banks)	1,952	30,959
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,928	61,107
TFS Financial Corp. (Savings & Loans)	1,464	15,548
The Charles Schwab Corp. (Diversified Financial Services)	13,176	237,563
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,856	928,000
The Howard Hughes Corp.* (Real Estate)	488	34,472
The Macerich Co. (REIT)	1,952	96,683
The Travelers Cos., Inc. (Insurance)	5,856	348,315
Torchmark Corp. (Insurance)	976	64,884
Tower Group, Inc. (Insurance)	488	11,727
Transatlantic Holdings, Inc. (Insurance)	976	47,502
Trustmark Corp. (Banks)	976	22,858
U.S. Bancorp (Banks)	25,864	683,585
UDR, Inc. (REIT)	2,440	59,463
UMB Financial Corp. (Banks)	488	18,229
Umpqua Holdings Corp. (Banks)	1,464	16,748
United Bankshares, Inc. (Banks)	488	12,942
Unitrin, Inc. (Insurance)	488	15,069
UnumProvident Corp. (Insurance)	4,392	115,290
Validus Holdings, Ltd. (Insurance)	976	32,530
Valley National Bancorp (Banks)	2,440	34,062
Ventas, Inc. (REIT)	2,440	132,492
Visa, Inc. - Class A (Commercial Services)	6,832	502,972
Vornado Realty Trust (REIT)	2,440	213,500
W.R. Berkley Corp. (Insurance)	1,952	62,874
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	976	39,635
Washington Federal, Inc. (Savings & Loans)	1,464	25,386
Washington REIT (REIT)	976	30,344
Webster Financial Corp. (Banks)	976	20,916
Weingarten Realty Investors (REIT)	1,464	36,688
Wells Fargo & Co. (Banks)	67,832	2,150,274
Westamerica Bancorp (Banks)	488	25,069
Western Union Co. (Commercial Services)	8,784	182,444
Weyerhaeuser Co. (Forest Products & Paper)	7,320	180,072
Whitney Holding Corp. (Banks)	1,464	19,940
Willis Group Holdings PLC (Insurance)	2,440	98,478
Wintrust Financial Corp. (Banks)	488	17,934
XL Group PLC (Insurance)	4,392	108,043

See accompanying notes to the Schedules of Portfolio Investments.

	Shares		Value
Common Stocks, continued
Zions Bancorp (Banks)	2,440		$56,266

TOTAL COMMON STOCKS (Cost $18,379,630)			31,573,475

Rights/Warrants (NM)
American International Group, Inc.* (Diversified Financial Services)	—	(a)	1

TOTAL RIGHTS/WARRANTS (Cost $1)			1

	Principal Amount	Value
Repurchase Agreements (b) (0.6%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $194,000	$194,000	$194,000

TOTAL REPURCHASE AGREEMENTS (Cost $194,000)		194,000

TOTAL INVESTMENT SECURITIES (Cost $18,573,631)—100.9%		31,767,476
Net other assets (liabilities) — (0.9)%		(268,706)

NET ASSETS — 100.0%		$31,498,770

(a)	Number of shares is less than 0.50.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Financials invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Banks	$8,512,970	27.0%
Commercial Services	841,580	2.7%
Diversified Financial Services	9,625,915	30.7%
Forest Products & Paper	366,913	1.2%
Insurance	6,438,162	20.4%
REIT	4,699,335	14.9%
Real Estate	321,464	1.0%
Savings & Loans	298,101	0.9%
Software	469,036	1.5%
Other**	(74,706)	(0.3)%
Total	$31,498,770	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.0%)
Abbott Laboratories (Pharmaceuticals)	27,968	$1,371,830
Acorda Therapeutics, Inc.* (Biotechnology)	608	14,106
Aetna, Inc. (Healthcare - Services)	6,992	261,711
Alcon, Inc. (Healthcare - Products)	1,520	251,575
Alere, Inc.* (Healthcare - Products)	1,520	59,493
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,520	149,994
Alkermes, Inc.* (Pharmaceuticals)	1,824	23,621
Allergan, Inc. (Pharmaceuticals)	5,472	388,621
Amedisys, Inc.* (Healthcare - Services)	608	21,280
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,216	26,314
AMERIGROUP Corp.* (Healthcare - Services)	912	58,596
Amgen, Inc.* (Biotechnology)	17,024	909,933
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,432	27,652
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	912	19,581
Bard (C.R.), Inc. (Healthcare - Products)	1,824	181,141
Baxter International, Inc. (Healthcare - Products)	10,640	572,113
Beckman Coulter, Inc. (Healthcare - Products)	1,216	101,013
Becton, Dickinson & Co. (Healthcare - Products)	3,952	314,658
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	304	36,523
Biogen Idec, Inc.* (Biotechnology)	4,256	312,348
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	1,824	45,837
Boston Scientific Corp.* (Healthcare - Products)	27,360	196,718
Bristol-Myers Squibb Co. (Pharmaceuticals)	31,008	819,541
Brookdale Senior Living, Inc.* (Healthcare - Services)	1,520	42,560
CareFusion Corp.* (Healthcare - Products)	3,952	111,446
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	608	34,005
Celera Corp.* (Biotechnology)	1,520	12,327
Celgene Corp.* (Biotechnology)	8,512	489,695
Centene Corp.* (Healthcare - Services)	912	30,078
Cephalon, Inc.* (Pharmaceuticals)	1,520	115,186
Cepheid, Inc.* (Healthcare - Products)	1,216	34,072
Charles River Laboratories International, Inc.* (Biotechnology)	912	35,003
CIGNA Corp. (Insurance)	4,864	215,378
Community Health Systems, Inc.* (Healthcare - Services)	1,824	72,942
Cooper Cos., Inc. (Healthcare - Products)	912	63,338
Covance, Inc.* (Healthcare - Services)	1,216	66,539
Coventry Health Care, Inc.* (Healthcare - Services)	2,736	87,251
Covidien PLC (Healthcare - Products)	8,816	457,903
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	912	23,019
DaVita, Inc.* (Healthcare - Services)	1,824	155,970
Dendreon Corp.* (Biotechnology)	2,736	102,408
DENTSPLY International, Inc. (Healthcare - Products)	2,736	101,205
Edwards Lifesciences Corp.* (Healthcare - Products)	2,128	185,136
Eli Lilly & Co. (Pharmaceuticals)	17,632	620,117
Emergency Medical Services Corp. - Class A* (Commercial Services)	608	38,663
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,824	69,604
Express Scripts, Inc.* (Pharmaceuticals)	8,816	490,258
Forest Laboratories, Inc.* (Pharmaceuticals)	5,168	166,926
Gen-Probe, Inc.* (Healthcare - Products)	912	60,511
Genzyme Corp.* (Biotechnology)	4,560	347,244
Gilead Sciences, Inc.* (Pharmaceuticals)	14,288	606,383
Haemonetics Corp.* (Healthcare - Products)	304	19,924
Health Management Associates, Inc. - Class A* (Healthcare - Services)	4,560	49,704
Health Net, Inc.* (Healthcare - Services)	1,824	59,645
HEALTHSOUTH Corp.* (Healthcare - Services)	1,824	45,563
HealthSpring, Inc.* (Healthcare - Services)	912	34,081
Henry Schein, Inc.* (Healthcare - Products)	1,520	106,658
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,216	46,184
HMS Holdings Corp.* (Commercial Services)	608	49,765
Hologic, Inc.* (Healthcare - Products)	4,560	101,232
Hospira, Inc.* (Pharmaceuticals)	3,040	167,808
Human Genome Sciences, Inc.* (Biotechnology)	3,344	91,793
Humana, Inc.* (Healthcare - Services)	3,040	212,618
IDEXX Laboratories, Inc.* (Healthcare - Products)	912	70,425
Illumina, Inc.* (Biotechnology)	2,128	149,109
Immucor, Inc.* (Healthcare - Products)	1,216	24,052
Incyte, Corp.* (Biotechnology)	2,128	33,729
InterMune, Inc.* (Biotechnology)	912	43,037
Intuitive Surgical, Inc.* (Healthcare - Products)	608	202,744
Invacare Corp. (Healthcare - Products)	608	18,921
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,824	16,489
Johnson & Johnson (Healthcare - Products)	49,552	2,935,956
Kinetic Concepts, Inc.* (Healthcare - Products)	1,216	66,175
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,824	168,045
Life Technologies Corp.* (Biotechnology)	3,344	175,292

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
LifePoint Hospitals, Inc.* (Healthcare - Services)	912	$36,644
Lincare Holdings, Inc. (Healthcare - Services)	1,824	54,100
Magellan Health Services, Inc.* (Healthcare - Services)	608	29,841
Masimo Corp. (Healthcare - Products)	912	30,187
Medco Health Solutions, Inc.* (Pharmaceuticals)	7,600	426,816
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,216	38,961
Mednax, Inc.* (Healthcare - Services)	912	60,748
Medtronic, Inc. (Healthcare - Products)	19,456	765,594
Merck & Co., Inc. (Pharmaceuticals)	55,632	1,836,412
Mylan Laboratories, Inc.* (Pharmaceuticals)	7,904	179,184
Myriad Genetics, Inc.* (Biotechnology)	1,520	30,628
Nektar Therapeutics* (Biotechnology)	2,128	20,152
NuVasive, Inc.* (Healthcare - Products)	608	15,395
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,216	42,779
Owens & Minor, Inc. (Distribution/Wholesale)	1,216	39,496
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	608	18,897
PAREXEL International Corp.* (Commercial Services)	912	22,709
Patterson Cos., Inc. (Healthcare - Products)	1,824	58,715
PDL BioPharma, Inc. (Biotechnology)	2,432	14,106
Perrigo Co. (Pharmaceuticals)	1,520	120,870
Pfizer, Inc. (Pharmaceuticals)	145,616	2,957,461
Pharmaceutical Product Development, Inc. (Commercial Services)	2,128	58,967
PSS World Medical, Inc.* (Healthcare - Products)	912	24,761
Quest Diagnostics, Inc. (Healthcare - Services)	2,736	157,922
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,216	54,647
ResMed, Inc.* (Healthcare - Products)	2,736	82,080
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	912	31,947
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,216	12,890
Sirona Dental Systems, Inc.* (Healthcare - Products)	608	30,497
St. Jude Medical, Inc. (Healthcare - Products)	6,080	311,661
STERIS Corp. (Healthcare - Products)	912	31,500
Stryker Corp. (Healthcare - Products)	5,472	332,698
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	1,216	32,589
Techne Corp. (Healthcare - Products)	608	43,533
Teleflex, Inc. (Miscellaneous Manufacturing)	608	35,252
Tenet Healthcare Corp.* (Healthcare - Services)	8,816	65,679
Theravance, Inc.* (Pharmaceuticals)	1,216	29,451
Thermo Fisher Scientific, Inc.* (Electronics)	7,296	405,293
Thoratec Corp.* (Healthcare - Products)	912	23,648
United Therapeutics Corp.* (Pharmaceuticals)	912	61,122
UnitedHealth Group, Inc. (Healthcare - Services)	19,760	893,152
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,520	75,103
Varian Medical Systems, Inc.* (Healthcare - Products)	2,128	143,938
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,648	174,849
Warner Chilcott PLC - Class A (Pharmaceuticals)	2,128	49,540
Waters Corp.* (Electronics)	1,520	132,088
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,432	136,216
WellCare Health Plans, Inc.* (Healthcare - Services)	912	38,258
WellPoint, Inc. (Healthcare - Services)	6,992	487,972
West Pharmaceutical Services, Inc. (Healthcare - Products)	608	27,220
Zimmer Holdings, Inc.* (Healthcare - Products)	3,648	220,813

TOTAL COMMON STOCKS (Cost $17,054,471)		26,893,296

	Principal Amount	Value
Repurchase Agreements (a) (0.5%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $121,000	$121,000	$121,000

TOTAL REPURCHASE AGREEMENTS (Cost $121,000)		121,000

TOTAL INVESTMENT SECURITIES (Cost $17,175,471)—100.5%		27,014,296
Net other assets (liabilities) — (0.5)%		(142,830)

NET ASSETS — 100.0%		$26,871,466

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Health Care invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Biotechnology	$3,209,813	11.9%
Commercial Services	170,104	0.6%
Distribution/Wholesale	39,496	0.2%
Electronics	537,381	2.0%
Healthcare - Products	8,470,728	31.5%
Healthcare - Services	3,266,002	12.2%
Insurance	215,378	0.8%
Miscellaneous Manufacturing	35,252	0.1%
Pharmaceuticals	10,949,142	40.7%
Other**	(21,830)	NM
Total	$26,871,466	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	9,432	$881,892
AAR Corp.* (Aerospace/Defense)	524	14,525
ABM Industries, Inc. (Commercial Services)	524	13,304
Accenture PLC - Class A (Computers)	9,432	518,477
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,048	30,392
Acuity Brands, Inc. (Miscellaneous Manufacturing)	524	30,649
Aecom Technology Corp.* (Engineering & Construction)	1,572	43,592
AGCO Corp.* (Machinery - Diversified)	1,310	72,011
Agilent Technologies, Inc.* (Electronics)	4,978	222,915
Alexander & Baldwin, Inc. (Transportation)	524	23,921
Alliance Data Systems Corp.* (Commercial Services)	786	67,510
Alliant Techsystems, Inc. (Aerospace/Defense)	524	37,031
American Superconductor Corp.* (Electrical Components & Equipment)	524	13,032
Ametek, Inc. (Electrical Components & Equipment)	2,358	103,445
Amphenol Corp. - Class A (Electronics)	2,620	142,502
Anixter International, Inc. (Telecommunications)	524	36,622
AptarGroup, Inc. (Miscellaneous Manufacturing)	786	39,402
Arkansas Best Corp. (Transportation)	262	6,791
Arrow Electronics, Inc.* (Electronics)	1,572	65,835
Astec Industries, Inc.* (Machinery - Construction & Mining)	262	9,770
Automatic Data Processing, Inc. (Software)	7,074	362,967
Avnet, Inc.* (Electronics)	2,096	71,453
AVX Corp. (Electronics)	786	11,719
Babcock & Wilcox Co.* (Machinery - Diversified)	1,572	52,473
Ball Corp. (Packaging & Containers)	2,620	93,927
BE Aerospace, Inc.* (Aerospace/Defense)	1,310	46,544
Belden, Inc. (Electrical Components & Equipment)	786	29,514
Bemis Co., Inc. (Packaging & Containers)	1,572	51,577
Benchmark Electronics, Inc.* (Electronics)	786	14,910
Black Box Corp. (Telecommunications)	262	9,209
Boeing Co. (Aerospace/Defense)	9,432	697,308
Brady Corp. - Class A (Electronics)	786	28,052
Broadridge Financial Solutions, Inc. (Software)	1,834	41,613
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,048	95,840
C.H. Robinson Worldwide, Inc. (Transportation)	2,358	174,799
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	786	35,016
Caterpillar, Inc. (Machinery - Construction & Mining)	8,384	933,558
Ceradyne, Inc.* (Miscellaneous Manufacturing)	262	11,811
Checkpoint Systems, Inc.* (Electronics)	524	11,780
Cintas Corp. (Textiles)	1,834	55,515
Clarcor, Inc. (Miscellaneous Manufacturing)	786	35,315
Clean Harbors, Inc.* (Environmental Control)	262	25,849
Cognex Corp. (Machinery - Diversified)	524	14,803
Coinstar, Inc.* (Commercial Services)	524	24,062
Con-way, Inc. (Transportation)	786	30,882
Convergys Corp.* (Commercial Services)	1,572	22,574
Cooper Industries PLC (Miscellaneous Manufacturing)	2,358	153,034
CoreLogic, Inc. (Commercial Services)	1,572	29,082
Corrections Corp. of America* (Commercial Services)	1,572	38,357
Crane Co. (Miscellaneous Manufacturing)	786	38,066
Crown Holdings, Inc.* (Packaging & Containers)	2,358	90,972
CSX Corp. (Transportation)	5,502	432,457
Cummins, Inc. (Machinery - Diversified)	2,620	287,204
Curtiss-Wright Corp. (Aerospace/Defense)	786	27,620
Danaher Corp. (Miscellaneous Manufacturing)	7,336	380,738
Deere & Co. (Machinery - Diversified)	6,026	583,859
Deluxe Corp. (Commercial Services)	786	20,860
Dionex Corp.* (Electronics)	262	30,929
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,048	64,232
Dover Corp. (Miscellaneous Manufacturing)	2,620	172,239
Eagle Materials, Inc. - Class A (Building Materials)	524	15,856
Eaton Corp. (Miscellaneous Manufacturing)	4,978	275,980
EMCOR Group, Inc.* (Engineering & Construction)	1,048	32,457
Emerson Electric Co. (Electrical Components & Equipment)	11,004	642,964
EnerSys* (Electrical Components & Equipment)	786	31,244
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	262	9,995
Esterline Technologies Corp.* (Aerospace/Defense)	524	37,057
Euronet Worldwide, Inc.* (Commercial Services)	786	15,193
Expeditors International of Washington, Inc. (Transportation)	3,144	157,640
Fastenal Co. (Distribution/Wholesale)	2,096	135,884
FedEx Corp. (Transportation)	4,192	392,162

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	3,668	$119,907
Fiserv, Inc.* (Software)	2,096	131,461
Flextronics International, Ltd.* (Electronics)	11,004	82,200
FLIR Systems, Inc. (Electronics)	2,358	81,610
Flowserve Corp. (Machinery - Diversified)	786	101,237
Fluor Corp. (Engineering & Construction)	2,620	192,989
Fortune Brands, Inc. (Household Products/Wares)	2,096	129,721
Forward Air Corp. (Transportation)	524	16,050
Foster Wheeler AG* (Engineering & Construction)	1,572	59,139
FTI Consulting, Inc.* (Commercial Services)	786	30,127
G & K Services, Inc. (Textiles)	262	8,712
Gardner Denver, Inc. (Machinery - Diversified)	786	61,332
GATX Corp. (Trucking & Leasing)	524	20,258
General Cable Corp.* (Electrical Components & Equipment)	786	34,034
General Dynamics Corp. (Aerospace/Defense)	4,716	361,057
General Electric Co. (Miscellaneous Manufacturing)	155,366	3,115,088
Genesee & Wyoming, Inc. - Class A* (Transportation)	524	30,497
Genpact, Ltd.* (Commercial Services)	1,572	22,763
Global Payments, Inc. (Software)	1,048	51,268
Goodrich Corp. (Aerospace/Defense)	1,834	156,862
Graco, Inc. (Machinery - Diversified)	786	35,755
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,834	37,835
Granite Construction, Inc. (Engineering & Construction)	524	14,724
Greif, Inc. - Class A (Packaging & Containers)	262	17,137
Harsco Corp. (Miscellaneous Manufacturing)	1,048	36,984
Heartland Express, Inc. (Transportation)	786	13,802
Hexcel Corp.* (Aerospace/Defense Equipment)	1,310	25,794
Honeywell International, Inc. (Miscellaneous Manufacturing)	10,480	625,761
Hub Group, Inc. - Class A* (Transportation)	524	18,964
Hubbell, Inc. - Class B (Electrical Components & Equipment)	786	55,830
Huntington Ingalls Industries, Inc.* (Transportation)	675	28,013
IDEX Corp. (Machinery - Diversified)	1,048	45,745
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	6,288	337,791
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	4,716	227,830
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	524	14,017
Iron Mountain, Inc. (Commercial Services)	2,620	81,823
Itron, Inc.* (Electronics)	524	29,575
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,620	157,331
J.B. Hunt Transport Services, Inc. (Transportation)	1,310	59,500
Jabil Circuit, Inc. (Electronics)	2,882	58,879
Jack Henry & Associates, Inc. (Computers)	1,310	44,396
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,834	94,323
Joy Global, Inc. (Machinery - Construction & Mining)	1,572	155,329
Kaman Corp. (Aerospace/Defense)	262	9,222
Kansas City Southern Industries, Inc.* (Transportation)	1,572	85,595
Kaydon Corp. (Metal Fabricate/Hardware)	524	20,536
KBR, Inc. (Engineering & Construction)	2,096	79,166
Kennametal, Inc. (Hand/Machine Tools)	1,310	51,090
Kirby Corp.* (Transportation)	786	45,030
Knight Transportation, Inc. (Transportation)	786	15,131
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,572	123,103
Landstar System, Inc. (Transportation)	786	35,904
Lender Processing Services, Inc. (Diversified Financial Services)	1,310	42,169
Lennox International, Inc. (Building Materials)	786	41,328
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	524	39,782
Littelfuse, Inc. (Electrical Components & Equipment)	262	14,960
Lockheed Martin Corp. (Aerospace/Defense)	4,192	337,037
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,834	19,257
Manitowoc Co. (Machinery - Diversified)	1,834	40,128
Manpower, Inc. (Commercial Services)	1,310	82,373
ManTech International Corp. - Class A* (Software)	262	11,109
Martin Marietta Materials (Building Materials)	786	70,481
Masco Corp. (Building Materials)	5,240	72,941
MDU Resources Group, Inc. (Electric)	2,620	60,181
MeadWestvaco Corp. (Forest Products & Paper)	2,358	71,518
Meritor, Inc.* (Auto Parts & Equipment)	1,310	22,231
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	524	90,128
Mine Safety Appliances Co. (Environmental Control)	524	19,215
Molex, Inc. (Electrical Components & Equipment)	1,048	26,326
Molex, Inc. - Class A (Electrical Components & Equipment)	1,048	21,683

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Monster Worldwide, Inc.* (Internet)	1,834	$29,161
Moog, Inc. - Class A* (Aerospace/Defense)	524	24,057
MSC Industrial Direct Co. - Class A (Retail)	786	53,817
Mueller Industries, Inc. (Metal Fabricate/Hardware)	524	19,189
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,358	10,564
Nalco Holding Co. (Environmental Control)	1,834	50,087
National Instruments Corp. (Computers)	1,310	42,929
Navistar International Corp.* (Auto Manufacturers)	786	54,493
NeuStar, Inc.* (Telecommunications)	1,048	26,808
Nordson Corp. (Machinery - Diversified)	524	60,291
Norfolk Southern Corp. (Transportation)	5,240	362,975
Northrop Grumman Corp. (Aerospace/Defense)	3,930	246,450
Old Dominion Freight Line, Inc.* (Transportation)	786	27,581
Orbital Sciences Corp.* (Aerospace/Defense)	786	14,871
Oshkosh Truck Corp.* (Auto Manufacturers)	1,310	46,348
Overseas Shipholding Group, Inc. (Transportation)	262	8,421
Owens Corning, Inc.* (Building Materials)	1,572	56,576
Owens-Illinois, Inc.* (Packaging & Containers)	2,358	71,188
PACCAR, Inc. (Auto Manufacturers)	5,240	274,314
Packaging Corp. of America (Packaging & Containers)	1,572	45,415
Pall Corp. (Miscellaneous Manufacturing)	1,572	90,563
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,358	223,255
Paychex, Inc. (Commercial Services)	4,716	147,894
Pentair, Inc. (Miscellaneous Manufacturing)	1,310	49,505
PerkinElmer, Inc. (Electronics)	1,834	48,179
PHH Corp.* (Commercial Services)	786	17,111
Plexus Corp.* (Electronics)	524	18,371
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,096	308,489
Quanex Building Products Corp. (Building Materials)	524	10,286
Quanta Services, Inc.* (Commercial Services)	3,144	70,520
R.R. Donnelley & Sons Co. (Commercial Services)	2,882	54,527
Raytheon Co. (Aerospace/Defense)	5,240	266,559
Regal-Beloit Corp. (Hand/Machine Tools)	524	38,687
Republic Services, Inc. (Environmental Control)	4,454	133,798
Resources Connection, Inc. (Commercial Services)	786	15,241
Robbins & Myers, Inc. (Machinery - Diversified)	524	24,099
Robert Half International, Inc. (Commercial Services)	2,096	64,138
Rock-Tenn Co. - Class A (Forest Products & Paper)	524	36,339
Rockwell Automation, Inc. (Machinery - Diversified)	2,096	198,386
Rockwell Collins, Inc. (Aerospace/Defense)	2,358	152,869
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,310	113,263
Ryder System, Inc. (Transportation)	786	39,772
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	262	17,033
Sealed Air Corp. (Packaging & Containers)	2,358	62,864
Shaw Group, Inc.* (Engineering & Construction)	1,310	46,387
Sherwin-Williams Co. (Chemicals)	1,310	110,027
Silgan Holdings, Inc. (Packaging & Containers)	786	29,978
Simpson Manufacturing Co., Inc. (Building Materials)	524	15,437
Smith Corp. (Miscellaneous Manufacturing)	524	23,234
Smurfit-Stone Container Corp.* (Packaging & Containers)	1,310	50,632
Sonoco Products Co. (Packaging & Containers)	1,572	56,954
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	1,572	40,353
SPX Corp. (Miscellaneous Manufacturing)	786	62,401
Stericycle, Inc.* (Environmental Control)	1,310	116,158
TE Connectivity, Ltd. (Semiconductors)	6,550	228,071
Teekay Shipping Corp. (Transportation)	524	19,351
Teledyne Technologies, Inc.* (Aerospace/Defense)	524	27,096
TeleTech Holdings, Inc.* (Commercial Services)	524	10,155
Temple-Inland, Inc. (Forest Products & Paper)	1,572	36,785
Terex Corp.* (Machinery - Construction & Mining)	1,572	58,227
Tetra Tech, Inc.* (Environmental Control)	786	19,406
Texas Industries, Inc. (Building Materials)	262	11,850
Textron, Inc. (Miscellaneous Manufacturing)	3,930	107,643
The Brink’s Co. (Miscellaneous Manufacturing)	786	26,024
The Corporate Executive Board Co. (Commercial Services)	524	21,154
The Geo Group, Inc.* (Commercial Services)	1,048	26,871
The Timken Co. (Metal Fabricate/Hardware)	1,048	54,810
Thomas & Betts Corp.* (Electronics)	786	46,743
Toro Co. (Housewares)	524	34,699
Total System Services, Inc. (Software)	2,882	51,934

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Towers Watson & Co. - Class A (Commercial Services)	786	$43,592
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	524	43,927
Trimble Navigation, Ltd.* (Electronics)	1,834	92,690
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,048	38,430
Triumph Group, Inc. (Aerospace/Defense)	262	23,174
TrueBlue, Inc.* (Commercial Services)	524	8,798
Tyco International, Ltd. (Miscellaneous Manufacturing)	6,812	304,973
Union Pacific Corp. (Transportation)	7,074	695,586
United Parcel Service, Inc. - Class B (Transportation)	10,480	778,874
United Rentals, Inc.* (Commercial Services)	786	26,158
United Stationers, Inc. (Distribution/Wholesale)	262	18,615
United Technologies Corp. (Aerospace/Defense)	11,790	998,024
URS Corp.* (Engineering & Construction)	1,310	60,326
USG Corp.* (Building Materials)	1,048	17,460
UTI Worldwide, Inc. (Transportation)	1,572	31,817
Valmont Industries, Inc. (Metal Fabricate/Hardware)	262	27,345
Valspar Corp. (Chemicals)	1,310	51,221
Veeco Instruments, Inc.* (Semiconductors)	524	26,640
Verisk Analytics, Inc. - Class A* (Commercial Services)	1,834	60,082
Vishay Intertechnology, Inc.* (Electronics)	2,096	37,183
VistaPrint N.V.* (Commercial Services)	524	27,196
Vulcan Materials Co. (Building Materials)	1,572	71,683
W.W. Grainger, Inc. (Distribution/Wholesale)	786	108,217
Wabtec Corp. (Machinery - Diversified)	786	53,314
Waste Connections, Inc. (Environmental Control)	1,572	45,258
Waste Management, Inc. (Environmental Control)	6,550	244,577
Watsco, Inc. (Distribution/Wholesale)	262	18,264
Werner Enterprises, Inc. (Transportation)	786	20,805
WESCO International, Inc.* (Distribution/Wholesale)	524	32,750
Woodward, Inc. (Electronics)	786	27,164
World Fuel Services Corp. (Retail)	1,048	42,559
Wright Express Corp.* (Commercial Services)	524	27,164
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	786	30,843

TOTAL COMMON STOCKS (Cost $19,905,329)		27,218,215

	Principal Amount	Value
Repurchase Agreements (a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $95,000	$95,000	$95,000

TOTAL REPURCHASE AGREEMENTS (Cost $95,000)		95,000

TOTAL INVESTMENT SECURITIES (Cost $20,000,329)—100.1%		27,313,215
Net other assets (liabilities) — (0.1)%		(29,256)

NET ASSETS — 100.0%		$27,283,959

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

ProFund VP Industrials invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Aerospace/Defense	$3,640,819	13.3%
Aerospace/Defense Equipment	69,721	0.3%
Auto Manufacturers	375,155	1.4%
Auto Parts & Equipment	22,231	0.1%
Building Materials	383,898	1.4%
Chemicals	161,248	0.6%
Commercial Services	1,068,629	3.9%
Computers	605,802	2.2%
Distribution/Wholesale	313,730	1.2%
Diversified Financial Services	42,169	0.2%
Electric	60,181	0.2%
Electrical Components & Equipment	1,100,995	4.0%
Electronics	1,122,689	4.1%
Engineering & Construction	637,120	2.3%
Environmental Control	654,348	2.4%
Forest Products & Paper	163,899	0.6%
Hand/Machine Tools	129,559	0.5%
Household Products/Wares	129,721	0.5%
Housewares	34,699	0.1%
Internet	29,161	0.1%
Iron/Steel	17,033	0.1%
Machinery - Construction & Mining	1,252,724	4.6%
Machinery - Diversified	1,661,480	6.1%
Metal Fabricate/Hardware	440,933	1.6%
Miscellaneous Manufacturing	7,698,837	28.2%
Packaging & Containers	570,644	2.1%
Retail	96,376	0.4%
Semiconductors	254,711	0.9%
Software	770,259	2.8%
Telecommunications	72,639	0.3%
Textiles	64,227	0.2%
Transportation	3,552,320	13.0%
Trucking & Leasing	20,258	0.1%
Other**	65,744	0.2%
Total	$27,283,959	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.1%)
Akamai Technologies, Inc.* (Internet)	7,980	$303,240
Allscripts Healthcare Solutions, Inc.* (Software)	11,248	236,095
Amazon.com, Inc.* (Internet)	4,256	766,633
Ariba, Inc.* (Internet)	6,612	225,734
Blue Nile, Inc.* (Internet)	2,204	118,994
Check Point Software Technologies, Ltd.* (Internet)	6,612	337,543
Concur Technologies, Inc.* (Software)	3,496	193,853
Constant Contact, Inc.* (Internet)	4,028	140,577
DealerTrack Holdings, Inc.* (Internet)	5,700	130,872
Digital River, Inc.* (Internet)	4,332	162,147
E*TRADE Financial Corp.* (Diversified Financial Services)	13,604	212,630
EarthLink, Inc. (Internet)	15,200	119,016
eBay, Inc.* (Internet)	18,468	573,247
Ebix, Inc.* (Software)	4,408	104,249
Expedia, Inc. (Internet)	11,248	254,880
Google, Inc. - Class A* (Internet)	1,672	980,143
IAC/InterActiveCorp* (Internet)	6,384	197,202
Internap Network Services Corp.* (Internet)	12,464	81,888
j2 Global Communications, Inc.* (Internet)	5,016	148,022
Juniper Networks, Inc.* (Telecommunications)	11,476	482,910
Monster Worldwide, Inc.* (Internet)	11,552	183,677
Netflix, Inc.* (Internet)	1,672	396,816
NETGEAR, Inc.* (Telecommunications)	4,256	138,065
NIC, Inc. (Internet)	9,424	117,423
Priceline.com, Inc.* (Internet)	1,064	538,852
Quest Software, Inc.* (Software)	6,080	154,371
RealNetworks, Inc.* (Internet)	21,812	81,141
Salesforce.com, Inc.* (Software)	3,192	426,387
Sapient Corp.* (Internet)	12,388	141,843
Sonus Networks, Inc.* (Telecommunications)	31,616	118,876
TD Ameritrade Holding Corp. (Diversified Financial Services)	11,932	249,021
Tibco Software, Inc.* (Internet)	9,804	267,159
United Online, Inc. (Internet)	16,264	102,544
ValueClick, Inc.* (Internet)	9,500	137,370
VeriSign, Inc. (Internet)	7,904	286,204
VirnetX Holding Corp. (Internet)	7,600	151,316
Vocus, Inc.* (Internet)	3,724	96,303
WebMD Health Corp.* (Internet)	3,800	202,996
Websense, Inc.* (Internet)	5,548	127,437
Yahoo!, Inc.* (Internet)	27,284	454,279

TOTAL COMMON STOCKS (Cost $4,744,231)		10,141,955

TOTAL INVESTMENT SECURITIES (Cost $4,744,231)—100.1%		10,141,955
Net other assets (liabilities) — (0.1)%		(15,143)

NET ASSETS — 100.0%		$10,126,812

*              Non-income producing security

ProFund VP Internet invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Diversified Financial Services	$461,651	4.5%
Internet	7,825,498	77.3%
Software	1,114,955	11.0%
Telecommunications	739,851	7.3%
Other**	(15,143)	(0.1)%
Total	$10,126,812	100.0%

**Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.9%)
Anadarko Petroleum Corp. (Oil & Gas)	38,412	$3,146,711
Apache Corp. (Oil & Gas)	27,936	3,657,381
Atlas Energy LP - Escrowed Security*(a) (Oil & Gas)	5,430	—
Atwood Oceanics, Inc.* (Oil & Gas)	4,074	189,156
Baker Hughes, Inc. (Oil & Gas Services)	32,592	2,393,231
Berry Petroleum Co. - Class A (Oil & Gas)	3,492	176,171
Bill Barrett Corp.* (Oil & Gas)	2,910	116,138
Brigham Exploration Co.* (Oil & Gas)	8,730	324,581
Bristow Group, Inc.* (Transportation)	2,910	137,643
Cabot Oil & Gas Corp. (Oil & Gas)	8,148	431,600
Cameron International Corp.* (Oil & Gas Services)	18,624	1,063,430
CARBO Ceramics, Inc. (Oil & Gas Services)	1,746	246,396
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,910	107,466
Chart Industries, Inc.* (Machinery - Diversified)	2,328	128,133
Chesapeake Energy Corp. (Oil & Gas)	50,052	1,677,743
Chevron Corp. (Oil & Gas)	154,812	16,631,453
Cimarex Energy Co. (Oil & Gas)	6,402	737,767
Complete Production Services, Inc.* (Oil & Gas Services)	5,820	185,134
Comstock Resources, Inc.* (Oil & Gas)	3,492	108,042
Concho Resources, Inc.* (Oil & Gas)	8,148	874,280
ConocoPhillips (Oil & Gas)	105,342	8,412,612
Continental Resources, Inc.* (Oil & Gas)	2,328	166,382
Core Laboratories N.V. (Oil & Gas Services)	3,492	356,778
Denbury Resources, Inc.* (Oil & Gas)	30,846	752,642
Devon Energy Corp. (Oil & Gas)	31,428	2,884,148
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,238	406,993
Dresser-Rand Group, Inc.* (Oil & Gas Services)	6,402	343,275
Dril-Quip, Inc.* (Oil & Gas Services)	2,328	183,982
El Paso Corp. (Pipelines)	54,708	984,744
Energen Corp. (Gas)	5,820	367,358
EOG Resources, Inc. (Oil & Gas)	19,206	2,276,103
EQT Corp. (Oil & Gas)	11,640	580,836
EXCO Resources, Inc. (Oil & Gas)	13,386	276,555
Exterran Holdings, Inc.* (Oil & Gas Services)	4,656	110,487
Exxon Mobil Corp. (Oil & Gas)	389,358	32,756,689
First Solar, Inc.* (Energy - Alternate Sources)	4,074	655,262
FMC Technologies, Inc.* (Oil & Gas Services)	9,312	879,798
Forest Oil Corp.* (Oil & Gas)	8,730	330,256
Frontier Oil Corp. (Oil & Gas)	8,148	238,899
Global Industries, Ltd.* (Oil & Gas Services)	8,148	79,769
Halliburton Co. (Oil & Gas Services)	69,840	3,480,826
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	8,148	140,146
Helmerich & Payne, Inc. (Oil & Gas)	7,566	519,709
Hess Corp. (Oil & Gas)	23,862	2,033,281
Holly Corp. (Oil & Gas)	4,074	247,536
Key Energy Services, Inc.* (Oil & Gas Services)	11,058	171,952
Kinder Morgan, Inc.* (Pipelines)	7,566	224,256
Lufkin Industries, Inc. (Oil & Gas Services)	2,328	217,598
Marathon Oil Corp. (Oil & Gas)	54,708	2,916,484
McDermott International, Inc.* (Engineering & Construction)	18,042	458,086
Murphy Oil Corp. (Oil & Gas)	14,550	1,068,261
Nabors Industries, Ltd.* (Oil & Gas)	22,116	671,884
National Oilwell Varco, Inc. (Oil & Gas Services)	32,010	2,537,433
Newfield Exploration Co.* (Oil & Gas)	10,476	796,281
Noble Corp. (Oil & Gas)	19,206	876,178
Noble Energy, Inc. (Oil & Gas)	13,386	1,293,757
Occidental Petroleum Corp. (Oil & Gas)	62,274	6,507,010
Oceaneering International, Inc.* (Oil & Gas Services)	4,074	364,419
OGE Energy Corp. (Electric)	7,566	382,537
Oil States International, Inc.* (Oil & Gas Services)	4,074	310,194
Parker Drilling Co.* (Oil & Gas)	8,730	60,324
Patterson-UTI Energy, Inc. (Oil & Gas)	12,222	359,205
Penn Virginia Corp. (Oil & Gas)	3,492	59,224
Petrohawk Energy Corp.* (Oil & Gas)	23,280	571,291
Pioneer Natural Resources Co. (Oil & Gas)	6,984	711,809
Plains Exploration & Production Co.* (Oil & Gas)	10,476	379,545
Pride International, Inc.* (Oil & Gas)	12,222	524,935
QEP Resources, Inc. (Oil & Gas)	13,386	542,668
Quicksilver Resources, Inc.* (Oil & Gas)	9,312	133,255
Range Resources Corp. (Oil & Gas)	12,222	714,498
Rosetta Resources, Inc.* (Oil & Gas)	4,074	193,678
Rowan Cos., Inc.* (Oil & Gas)	9,894	437,117
SandRidge Energy, Inc.* (Oil & Gas)	29,100	372,480
Schlumberger, Ltd. (Oil & Gas Services)	105,342	9,824,195
SEACOR SMIT, Inc. (Oil & Gas Services)	1,746	161,435
SM Energy Co. (Oil & Gas)	4,656	345,429
Southern Union Co. (Gas)	8,730	249,853
Southwestern Energy Co.* (Oil & Gas)	26,772	1,150,393
Sunoco, Inc. (Oil & Gas)	9,312	424,534
SunPower Corp. - Class A* (Energy - Alternate Sources)	4,074	69,828
SunPower Corp. - Class B* (Electrical Components & Equipment)	3,492	58,212
Superior Energy Services, Inc.* (Oil & Gas Services)	5,820	238,620
Swift Energy Co.* (Oil & Gas)	3,492	149,039
Tesoro Petroleum Corp.* (Oil & Gas)	11,058	296,686
TETRA Technologies, Inc.* (Oil & Gas Services)	5,820	89,628
The Williams Cos., Inc. (Pipelines)	45,396	1,415,447
Tidewater, Inc. (Oil & Gas Services)	4,074	243,829
Transocean, Ltd.* (Oil & Gas)	24,444	1,905,410
Ultra Petroleum Corp.* (Oil & Gas)	11,640	573,270

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Unit Corp.* (Oil & Gas)	3,492	$216,329
Valero Energy Corp. (Oil & Gas)	43,650	1,301,643
Weatherford International, Ltd.* (Oil & Gas Services)	57,036	1,289,014
Whiting Petroleum Corp.* (Oil & Gas)	9,312	683,966

TOTAL COMMON STOCKS (Cost $73,637,400)		136,340,641

	Principal Amount	Value
Repurchase Agreements (b) (1.1%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $1,467,003	$1,467,000	$1,467,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,467,000)		1,467,000

TOTAL INVESTMENT SECURITIES (Cost $75,104,400)—101.0%		137,807,641
Net other assets (liabilities) — (1.0)%		(1,398,196)

NET ASSETS — 100.0%		$136,409,445

(a)                                  Security issued in connection with a pending litigation settlement and was fair valued at $0 on March 31, 2011.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*                                         Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Electric	$382,537	0.3%
Electrical Components & Equipment	58,212	NM
Energy - Alternate Sources	725,090	0.5%
Engineering & Construction	458,086	0.3%
Gas	617,211	0.5%
Machinery - Diversified	128,133	0.1%
Oil & Gas	106,297,713	77.9%
Oil & Gas Services	24,911,569	18.3%
Pipelines	2,624,447	1.9%
Transportation	137,643	0.1%
Other**	68,804	0.1%
Total	$136,409,445	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

NMNot meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (75.9%)
Abbott Laboratories (Pharmaceuticals)	6,206	$304,404
Alkermes, Inc.* (Pharmaceuticals)	963	12,471
Allergan, Inc. (Pharmaceuticals)	2,996	212,776
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	428	9,189
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,770	311,081
Cephalon, Inc.* (Pharmaceuticals)	749	56,759
Eli Lilly & Co. (Pharmaceuticals)	8,774	308,582
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,070	40,831
Forest Laboratories, Inc.* (Pharmaceuticals)	2,889	93,315
Hospira, Inc.* (Pharmaceuticals)	1,605	88,596
Johnson & Johnson (Healthcare - Products)	22,149	1,312,328
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	642	20,570
Merck & Co., Inc. (Pharmaceuticals)	19,581	646,369
Mylan Laboratories, Inc.* (Pharmaceuticals)	4,280	97,028
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	321	9,977
Perrigo Co. (Pharmaceuticals)	856	68,069
Pfizer, Inc. (Pharmaceuticals)	64,307	1,306,075
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	535	18,741
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	642	17,206
Theravance, Inc.* (Pharmaceuticals)	642	15,549
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,177	27,400
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,284	71,917

TOTAL COMMON STOCKS (Cost $3,658,010)		5,049,233

	Principal Amount	Value
Repurchase Agreements (a) (0.9%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $58,000	$58,000	$58,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $3,716,010)—76.8%		5,107,233
Net other assets (liabilities) — 23.2%		1,544,124

NET ASSETS — 100.0%		$6,651,357

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*                                         Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,599,520	$(480)

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Healthcare - Products	$1,321,517	19.9%
Pharmaceuticals	3,727,716	56.0%
Other**	1,602,124	24.1%
Total	$6,651,357	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (99.6%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $159,898,211	$159,898,000	$159,898,000

TOTAL REPURCHASE AGREEMENTS (Cost $159,898,000)		159,898,000

TOTAL INVESTMENT SECURITIES (Cost $159,898,000)—99.6%		159,898,000
Net other assets (liabilities) — 0.4%		645,172

NET ASSETS — 100.0%		$160,543,172

(a)                                  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.  At March 31, 2011, the aggregate amount held in a segregated account was $37,059,000.

(b)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$123,263,067	$803,045
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	36,108,320	294,379
		$1,097,424

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.3%)
Alexandria Real Estate Equities, Inc. (REIT)	3,036	$236,717
AMB Property Corp. (REIT)	9,384	337,543
American Campus Communities, Inc. (REIT)	3,726	122,958
American Capital Agency Corp. (REIT)	5,106	148,789
Annaly Mortgage Management, Inc. (REIT)	44,160	770,592
Apartment Investment and Management Co. - Class A (REIT)	6,486	165,198
Avalonbay Communities, Inc. (REIT)	4,692	563,415
BioMed Realty Trust, Inc. (REIT)	7,314	139,112
Boston Properties, Inc. (REIT)	7,728	733,001
Brandywine Realty Trust (REIT)	7,452	90,467
BRE Properties, Inc. - Class A (REIT)	3,588	169,282
Brookfield Properties Corp. (Real Estate)	14,490	256,763
Camden Property Trust (REIT)	3,864	219,553
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	16,422	438,467
CBL & Associates Properties, Inc. (REIT)	7,728	134,622
Chimera Investment Corp. (REIT)	56,166	222,979
Colonial Properties Trust (REIT)	4,278	82,352
CommonWealth REIT (REIT)	4,003	103,951
Corporate Office Properties Trust (REIT)	3,726	134,658
DCT Industrial Trust, Inc. (REIT)	13,524	75,058
Developers Diversified Realty Corp. (REIT)	10,764	150,696
DiamondRock Hospitality Co. (REIT)	9,246	103,278
Digital Realty Trust, Inc. (REIT)	5,106	296,863
Douglas Emmett, Inc. (REIT)	6,900	129,375
Duke Realty Corp. (REIT)	14,076	197,205
DuPont Fabros Technology, Inc. (REIT)	3,312	80,316
EastGroup Properties, Inc. (REIT)	1,518	66,747
Entertainment Properties Trust (REIT)	2,622	122,762
Equity Lifestyle Properties, Inc. (REIT)	1,656	95,468
Equity Residential (REIT)	15,732	887,442
Essex Property Trust, Inc. (REIT)	1,794	222,456
Extra Space Storage, Inc. (REIT)	4,830	100,029
Federal Realty Investment Trust (REIT)	3,450	281,382
Forest City Enterprises, Inc. - Class A* (Real Estate)	6,762	127,329
Forestar Group, Inc.* (Real Estate)	1,932	36,747
Franklin Street Properties Corp. (REIT)	4,002	56,308
General Growth Properties, Inc. (REIT)	21,942	339,662
Hatteras Financial Corp. (REIT)	3,174	89,253
HCP, Inc. (REIT)	20,700	785,358
Health Care REIT, Inc. (REIT)	9,522	499,334
Healthcare Realty Trust, Inc. (REIT)	3,588	81,448
Highwoods Properties, Inc. (REIT)	4,002	140,110
Home Properties, Inc. (REIT)	2,070	122,027
Hospitality Properties Trust (REIT)	6,900	159,735
Host Hotels & Resorts, Inc. (REIT)	37,122	653,718
Jones Lang LaSalle, Inc. (Real Estate)	2,346	233,990
Kilroy Realty Corp. (REIT)	2,898	112,529
Kimco Realty Corp. (REIT)	22,356	410,009
LaSalle Hotel Properties (REIT)	4,002	108,054
Lexington Realty Trust (REIT)	6,624	61,934
Liberty Property Trust (REIT)	6,348	208,849
Mack-Cali Realty Corp. (REIT)	4,830	163,737
MFA Financial, Inc. (REIT)	19,182	157,292
Mid-America Apartment Communities, Inc. (REIT)	1,932	124,034
National Retail Properties, Inc. (REIT)	4,692	122,602
Nationwide Health Properties, Inc. (REIT)	7,038	299,326
OMEGA Healthcare Investors, Inc. (REIT)	5,520	123,317
Piedmont Office Realty Trust, Inc.-Class A (REIT)	9,660	187,501
Plum Creek Timber Co., Inc. (Forest Products & Paper)	9,108	397,200
Post Properties, Inc. (REIT)	2,760	108,330
Potlatch Corp. (Forest Products & Paper)	2,208	88,762
ProLogis (REIT)	31,740	507,205
Public Storage, Inc. (REIT)	7,866	872,418
Rayonier, Inc. (Forest Products & Paper)	4,416	275,161
Realty Income Corp. (REIT)	6,486	226,686
Redwood Trust, Inc. (REIT)	3,864	60,085
Regency Centers Corp. (REIT)	4,554	198,008
Senior Housing Properties Trust (REIT)	7,866	181,233
Simon Property Group, Inc. (REIT)	16,284	1,744,993
SL Green Realty Corp. (REIT)	4,278	321,706
St. Joe Co.* (Real Estate)	5,106	128,007
Sunstone Hotel Investors, Inc.* (REIT)	6,486	66,092
Tanger Factory Outlet Centers, Inc. (REIT)	4,554	119,497
Taubman Centers, Inc. (REIT)	3,036	162,669
The Howard Hughes Corp.* (Real Estate)	2,070	146,225
The Macerich Co. (REIT)	7,176	355,427
UDR, Inc. (REIT)	10,074	245,503
Ventas, Inc. (REIT)	9,108	494,564
Vornado Realty Trust (REIT)	10,074	881,475
Washington REIT (REIT)	3,588	111,551
Weingarten Realty Investors (REIT)	6,624	165,997

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Weyerhaeuser Co. (Forest Products & Paper)	29,670	$729,882

TOTAL COMMON STOCKS (Cost $11,402,494)		21,872,375

	Principal Amount	Value
Repurchase Agreements (a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $29,000	$29,000	$29,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,000)		29,000

TOTAL INVESTMENT SECURITIES (Cost $11,431,494)—100.4%		21,901,375
Net other assets (liabilities) — (0.4)%		(94,137)

NET ASSETS — 100.0%		$21,807,238

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*                                         Non-income producing security

ProFund VP Real Estate invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Forest Products & Paper	$1,491,005	6.8%
REIT	19,013,842	87.2%
Real Estate	1,367,528	6.3%
Other**	(65,137)	(0.3)%
Total	$21,807,238	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (97.0%)
Advanced Micro Devices, Inc.* (Semiconductors)	6,223	$53,518
Altera Corp. (Semiconductors)	3,429	150,945
Amkor Technology, Inc.* (Semiconductors)	1,143	7,704
Analog Devices, Inc. (Semiconductors)	3,175	125,031
Applied Materials, Inc. (Semiconductors)	14,351	224,163
Applied Micro Circuits Corp.* (Semiconductors)	762	7,910
Atheros Communications* (Telecommunications)	762	34,023
Atmel Corp.* (Semiconductors)	4,953	67,509
ATMI, Inc.* (Semiconductors)	381	7,193
Broadcom Corp. - Class A (Semiconductors)	5,207	205,052
Cabot Microelectronics Corp.* (Chemicals)	254	13,272
Cavium Networks, Inc.* (Semiconductors)	508	22,824
Cree Research, Inc.* (Semiconductors)	1,143	52,761
Cymer, Inc.* (Electronics)	254	14,371
Cypress Semiconductor Corp.* (Semiconductors)	1,778	34,458
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,397	25,425
Hittite Microwave Corp.* (Semiconductors)	254	16,198
Integrated Device Technology, Inc.* (Semiconductors)	1,651	12,168
Intel Corp. (Semiconductors)	51,943	1,047,690
InterDigital, Inc. (Telecommunications)	508	24,237
International Rectifier Corp.* (Semiconductors)	762	25,192
Intersil Corp. - Class A (Semiconductors)	1,270	15,812
KLA -Tencor Corp. (Semiconductors)	1,778	84,224
Lam Research Corp.* (Semiconductors)	1,397	79,154
Linear Technology Corp. (Semiconductors)	2,286	76,878
LSI Logic Corp.* (Semiconductors)	6,731	45,771
Marvell Technology Group, Ltd.* (Semiconductors)	5,842	90,843
Maxim Integrated Products, Inc. (Semiconductors)	3,175	81,280
MEMC Electronic Materials, Inc.* (Semiconductors)	2,413	31,272
Microchip Technology, Inc. (Semiconductors)	2,032	77,236
Micron Technology, Inc.* (Semiconductors)	9,398	107,701
Microsemi Corp.* (Semiconductors)	889	18,411
National Semiconductor Corp. (Semiconductors)	2,540	36,424
Netlogic Microsystems, Inc.* (Semiconductors)	635	26,683
Novellus Systems, Inc.* (Semiconductors)	1,016	37,724
NVIDIA Corp.* (Semiconductors)	6,350	117,221
OmniVision Technologies, Inc.* (Semiconductors)	635	22,562
ON Semiconductor Corp.* (Semiconductors)	4,572	45,126
PMC-Sierra, Inc.* (Semiconductors)	2,413	18,097
Rambus, Inc.* (Semiconductors)	1,270	25,146
RF Micro Devices, Inc.* (Telecommunications)	2,921	18,724
SanDisk Corp.* (Computers)	2,540	117,069
Semtech Corp.* (Semiconductors)	635	15,888
Silicon Laboratories, Inc.* (Semiconductors)	508	21,950
Skyworks Solutions, Inc.* (Semiconductors)	2,032	65,877
Teradyne, Inc.* (Semiconductors)	1,905	33,928
Tessera Technologies, Inc.* (Semiconductors)	508	9,276
Texas Instruments, Inc. (Semiconductors)	12,700	438,912
TriQuint Semiconductor, Inc.* (Semiconductors)	1,778	22,954
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	762	37,086
Xilinx, Inc. (Semiconductors)	2,794	91,643

TOTAL COMMON STOCKS (Cost $2,841,639)		4,082,515

	Principal Amount	Value
Repurchase Agreements (a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $24,000	$24,000	$24,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000

TOTAL INVESTMENT SECURITIES (Cost $2,865,639)—97.6%		4,106,515
Net other assets (liabilities) — 2.4%		102,902

NET ASSETS — 100.0%		$4,209,417

(a)                                  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust.  See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*                                         Non-income producing security

ProFund VP Semiconductor invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Chemicals	$13,272	0.3%
Computers	117,069	2.8%
Electronics	14,371	0.3%
Semiconductors	3,860,819	91.8%
Telecommunications	76,984	1.8%
Other**	126,902	3.0%
Total	$4,209,417	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (100.2%)
ACI Worldwide, Inc.* (Software)	341	$11,185
Acme Packet, Inc.* (Telecommunications)	341	24,197
Adobe Systems, Inc.* (Software)	3,751	124,383
ADTRAN, Inc. (Telecommunications)	341	14,479
Advanced Micro Devices, Inc.* (Semiconductors)	4,433	38,124
Advent Software, Inc.* (Software)	341	9,776
Akamai Technologies, Inc.* (Internet)	1,364	51,832
Allscripts Healthcare Solutions, Inc.* (Software)	1,364	28,630
Altera Corp. (Semiconductors)	2,387	105,076
Amdocs, Ltd.* (Telecommunications)	1,364	39,351
Amkor Technology, Inc.* (Semiconductors)	682	4,597
Analog Devices, Inc. (Semiconductors)	2,387	94,000
ANSYS, Inc.* (Software)	682	36,958
AOL, Inc.* (Internet)	682	13,319
Apple Computer, Inc.* (Computers)	6,820	2,376,429
Applied Materials, Inc. (Semiconductors)	9,889	154,466
Applied Micro Circuits Corp.* (Semiconductors)	341	3,540
Ariba, Inc.* (Internet)	682	23,283
Arris Group, Inc.* (Telecommunications)	1,023	13,033
Aruba Networks, Inc.* (Telecommunications)	682	23,079
athenahealth, Inc.* (Software)	341	15,389
Atheros Communications* (Telecommunications)	682	30,451
Atmel Corp.* (Semiconductors)	3,410	46,478
ATMI, Inc.* (Semiconductors)	341	6,438
Autodesk, Inc.* (Software)	1,705	75,208
Blackboard, Inc.* (Software)	341	12,358
BMC Software, Inc.* (Software)	1,364	67,845
Brightpoint, Inc.* (Distribution/Wholesale)	341	3,696
Broadcom Corp. - Class A (Semiconductors)	3,751	147,714
Brocade Communications Systems, Inc.* (Computers)	3,410	20,972
CA, Inc. (Software)	3,069	74,208
Cabot Microelectronics Corp.* (Chemicals)	341	17,817
CACI International, Inc. - Class A* (Computers)	341	20,910
Cadence Design Systems, Inc.* (Computers)	2,046	19,949
Cavium Networks, Inc.* (Semiconductors)	341	15,321
Cerner Corp.* (Software)	682	75,838
Check Point Software Technologies, Ltd.* (Internet)	1,364	69,632
Ciena Corp.* (Telecommunications)	682	17,705
Cisco Systems, Inc. (Telecommunications)	41,943	719,322
Citrix Systems, Inc.* (Software)	1,364	100,199
Cognizant Technology Solutions Corp.* (Computers)	2,387	194,302
Computer Sciences Corp. (Computers)	1,023	49,851
Compuware Corp.* (Software)	1,705	19,693
Comtech Telecommunications Corp. (Telecommunications)	341	9,268
Concur Technologies, Inc.* (Software)	341	18,908
Corning, Inc. (Telecommunications)	11,935	246,219
Cree Research, Inc.* (Semiconductors)	682	31,481
CSG Systems International, Inc.* (Software)	341	6,800
Cymer, Inc.* (Electronics)	341	19,294
Cypress Semiconductor Corp.* (Semiconductors)	1,364	26,434
Dell, Inc.* (Computers)	12,958	188,021
Diebold, Inc. (Computers)	341	12,092
Digital River, Inc.* (Internet)	341	12,764
DST Systems, Inc. (Computers)	341	18,012
EarthLink, Inc. (Internet)	682	5,340
Electronics for Imaging, Inc.* (Computers)	341	5,016
EMC Corp.* (Computers)	15,345	407,410
Emulex Corp.* (Semiconductors)	682	7,277
Equinix, Inc.* (Internet)	341	31,065
F5 Networks, Inc.* (Internet)	682	69,953
Fair Isaac Corp. (Software)	341	10,779
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,023	18,619
Finisar Corp.* (Telecommunications)	682	16,777
Fortinet, Inc.* (Computers)	341	15,004
Garmin, Ltd. (Electronics)	1,023	34,639
Gartner Group, Inc.* (Commercial Services)	682	28,419
Google, Inc. - Class A* (Internet)	1,705	999,488
Harmonic, Inc.* (Telecommunications)	682	6,397
Harris Corp. (Telecommunications)	1,023	50,741
Hewlett-Packard Co. (Computers)	16,368	670,597
Hittite Microwave Corp.* (Semiconductors)	341	21,746
IAC/InterActiveCorp* (Internet)	682	21,067
Informatica Corp.* (Software)	682	35,621
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,023	21,514
Insight Enterprises, Inc.* (Retail)	341	5,807
Integrated Device Technology, Inc.* (Semiconductors)	1,023	7,540
Intel Corp. (Semiconductors)	41,261	832,234
InterDigital, Inc. (Telecommunications)	341	16,269
Intermec, Inc.* (Machinery - Diversified)	341	3,679
International Business Machines Corp. (Computers)	9,207	1,501,386
International Rectifier Corp.* (Semiconductors)	682	22,547
Intersil Corp. - Class A (Semiconductors)	1,023	12,736
Intuit, Inc.* (Software)	2,046	108,643
j2 Global Communications, Inc.* (Internet)	341	10,063
JDA Software Group, Inc.* (Software)	341	10,319

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
JDS Uniphase Corp.* (Telecommunications)	1,705	$35,532
Juniper Networks, Inc.* (Telecommunications)	4,092	172,191
KLA -Tencor Corp. (Semiconductors)	1,364	64,613
Lam Research Corp.* (Semiconductors)	1,023	57,963
Lexmark International, Inc. - Class A* (Computers)	682	25,261
Linear Technology Corp. (Semiconductors)	1,705	57,339
LSI Logic Corp.* (Semiconductors)	4,774	32,463
Marvell Technology Group, Ltd.* (Semiconductors)	4,092	63,631
Maxim Integrated Products, Inc. (Semiconductors)	2,387	61,107
MEMC Electronic Materials, Inc.* (Semiconductors)	1,705	22,097
Mentor Graphics Corp.* (Computers)	682	9,978
Microchip Technology, Inc. (Semiconductors)	1,364	51,846
Micron Technology, Inc.* (Semiconductors)	6,479	74,249
Micros Systems, Inc.* (Computers)	682	33,711
Microsemi Corp.* (Semiconductors)	682	14,124
Microsoft Corp. (Software)	56,265	1,426,880
Motorola Mobility Holdings, Inc.* (Telecommunications)	2,387	58,243
Motorola Solutions, Inc.* (Telecommunications)	2,387	106,675
National Semiconductor Corp. (Semiconductors)	1,705	24,450
NCR Corp.* (Computers)	1,364	25,698
NetApp, Inc.* (Computers)	2,728	131,435
Netlogic Microsystems, Inc.* (Semiconductors)	341	14,329
Novell, Inc.* (Software)	2,728	16,177
Novellus Systems, Inc.* (Semiconductors)	682	25,323
Nuance Communications, Inc.* (Software)	1,705	33,350
NVIDIA Corp.* (Semiconductors)	4,433	81,833
OmniVision Technologies, Inc.* (Semiconductors)	341	12,116
ON Semiconductor Corp.* (Semiconductors)	3,069	30,291
Oracle Corp. (Software)	28,985	967,229
Parametric Technology Corp.* (Software)	1,023	23,007
Pitney Bowes, Inc. (Office/Business Equipment)	1,364	35,041
Plantronics, Inc. (Telecommunications)	341	12,487
PMC-Sierra, Inc.* (Semiconductors)	1,705	12,788
Polycom, Inc.* (Telecommunications)	682	35,362
Progress Software Corp.* (Software)	341	9,920
QLogic Corp.* (Semiconductors)	682	12,651
Qualcomm, Inc. (Telecommunications)	12,276	673,093
Quality Systems, Inc. (Software)	341	28,419
Quest Software, Inc.* (Software)	341	8,658
Rackspace Hosting, Inc.* (Internet)	682	29,224
Rambus, Inc.* (Semiconductors)	682	13,504
Red Hat, Inc.* (Software)	1,364	61,912
RF Micro Devices, Inc.* (Telecommunications)	2,046	13,115
Riverbed Technology, Inc.* (Computers)	1,023	38,516
Rovi Corp.* (Semiconductors)	682	36,589
SAIC, Inc.* (Commercial Services)	2,728	46,158
Salesforce.com, Inc.* (Software)	1,023	136,652
SanDisk Corp.* (Computers)	1,705	78,583
SAVVIS, Inc.* (Telecommunications)	341	12,648
Seagate Technology LLC* (Computers)	3,410	49,104
Semtech Corp.* (Semiconductors)	341	8,532
Silicon Laboratories, Inc.* (Semiconductors)	341	14,735
Skyworks Solutions, Inc.* (Semiconductors)	1,364	44,221
Solera Holdings, Inc. (Software)	682	34,850
Sonus Networks, Inc.* (Telecommunications)	1,705	6,411
SRA International, Inc. - Class A* (Computers)	341	9,671
SuccessFactors, Inc.* (Commercial Services)	682	26,659
Symantec Corp.* (Internet)	5,797	107,476
Synaptics, Inc.* (Computers)	341	9,214
Synopsys, Inc.* (Computers)	1,023	28,286
Tech Data Corp.* (Distribution/Wholesale)	341	17,343
Tekelec* (Telecommunications)	682	5,538
Tellabs, Inc. (Telecommunications)	2,387	12,508
Teradata Corp.* (Computers)	1,364	69,155
Teradyne, Inc.* (Semiconductors)	1,364	24,293
Tessera Technologies, Inc.* (Semiconductors)	341	6,227
Texas Instruments, Inc. (Semiconductors)	8,866	306,409
Tibco Software, Inc.* (Internet)	1,364	37,169
TriQuint Semiconductor, Inc.* (Semiconductors)	1,364	17,609
Unisys Corp.* (Computers)	341	10,646
United Online, Inc. (Internet)	682	4,300
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	682	33,193
VeriFone Systems, Inc.* (Software)	682	37,476
VeriSign, Inc. (Internet)	1,364	49,390
ViaSat, Inc.* (Telecommunications)	341	13,585
VMware, Inc. - Class A* (Software)	682	55,610
Websense, Inc.* (Internet)	341	7,833
Western Digital Corp.* (Computers)	1,705	63,579
Xerox Corp. (Office/Business Equipment)	10,571	112,581
Xilinx, Inc. (Semiconductors)	2,046	67,109

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Common Stocks, continued
Yahoo!, Inc.* (Internet)	9,207	$153,297

TOTAL COMMON STOCKS (Cost $7,882,316)		17,101,488

TOTAL INVESTMENT SECURITIES (Cost $7,882,316)—100.2%		17,101,488
Net other assets (liabilities) — (0.2)%		(29,798)

NET ASSETS — 100.0%		$17,071,690

*	Non-income producing security

ProFund VP Technology invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Chemicals	$17,817	0.1%
Commercial Services	101,236	0.6%
Computers	6,082,788	35.6%
Distribution/Wholesale	42,553	0.3%
Electronics	53,933	0.3%
Internet	1,696,495	9.9%
Machinery - Diversified	3,679	NM
Office/Business Equipment	147,622	0.9%
Retail	5,807	NM
Semiconductors	2,882,002	16.9%
Software	3,682,880	21.6%
Telecommunications	2,384,676	14.0%
Other**	(29,798)	(0.2)%
Total	$17,071,690	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.
NMNot meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (78.2%)
AboveNet, Inc. (Internet)	998	$64,730
American Tower Corp.* (Telecommunications)	15,469	801,604
AT&T, Inc. (Telecommunications)	128,243	3,924,236
CenturyLink, Inc. (Telecommunications)	8,977	372,994
Cincinnati Bell, Inc.* (Telecommunications)	7,984	21,397
Crown Castle International Corp.* (Telecommunications)	9,481	403,417
Frontier Communications Corp. (Telecommunications)	38,922	319,939
Leap Wireless International, Inc.* (Telecommunications)	2,495	38,648
Leucadia National Corp. (Holding Companies - Diversified)	7,485	280,987
Level 3 Communications, Inc.* (Telecommunications)	64,371	94,625
MetroPCS Communications, Inc.* (Telecommunications)	9,481	153,971
NII Holdings, Inc. - Class B* (Telecommunications)	6,487	270,313
Qwest Communications International, Inc. (Telecommunications)	54,010	368,888
SBA Communications Corp. - Class A* (Telecommunications)	4,491	178,203
Sprint Nextel Corp.* (Telecommunications)	114,271	530,217
Telephone & Data Systems, Inc. (Telecommunications)	1,996	67,265
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,497	44,191
tw telecom, Inc.* (Telecommunications)	5,988	114,970
US Cellular Corp.* (Telecommunications)	499	25,694
Verizon Communications, Inc. (Telecommunications)	102,295	3,942,449
Virgin Media, Inc. (Telecommunications)	10,978	305,079
Windstream Corp. (Telecommunications)	18,962	244,041

TOTAL COMMON STOCKS (Cost $8,916,464)		12,567,858

	Principal Amount	Value
Repurchase Agreements (a) (0.6%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $102,000	$102,000	$102,000

TOTAL REPURCHASE AGREEMENTS (Cost $102,000)		102,000

TOTAL INVESTMENT SECURITIES (Cost $9,018,464)—78.8%		12,669,858
Net other assets (liabilities) — 21.2%		3,410,975

NET ASSETS — 100.0%		$16,080,833

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$3,498,950	$(1,050)

ProFund VP Telecommunications invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Holding Companies - Diversified	$280,987	1.8%
Internet	64,730	0.4%
Telecommunications	12,222,141	76.0%
Other**	3,512,975	21.8%
Total	$16,080,833	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	March 31, 2011
(unaudited)

	Shares	Value
Common Stocks (99.5%)
AGL Resources, Inc. (Gas)	5,595	$222,905
ALLETE, Inc. (Electric)	2,238	87,215
Alliant Energy Corp. (Electric)	8,206	319,460
Ameren Corp. (Electric)	17,531	492,095
American Electric Power, Inc. (Electric)	34,689	1,218,971
American Water Works Co., Inc. (Water)	12,682	355,730
Aqua America, Inc. (Water)	10,071	230,525
Atmos Energy Corp. (Gas)	6,714	228,947
Avista Corp. (Electric)	4,103	94,902
Black Hills Corp. (Electric)	2,984	99,785
California Water Service Group (Water)	1,492	55,458
Calpine Corp.* (Electric)	25,364	402,527
CenterPoint Energy, Inc. (Electric)	28,721	504,341
Cleco Corp. (Electric)	4,476	153,482
CMS Energy Corp. (Electric)	17,904	351,635
Consolidated Edison, Inc. (Electric)	21,261	1,078,358
Constellation Energy Group, Inc. (Electric)	13,055	406,402
Covanta Holding Corp. (Energy - Alternate Sources)	9,325	159,271
Dominion Resources, Inc. (Electric)	42,522	1,900,733
DPL, Inc. (Electric)	8,579	235,150
DTE Energy Co. (Electric)	12,309	602,649
Duke Energy Corp. (Electric)	96,234	1,746,647
Dynegy, Inc. - Class A* (Electric)	7,460	42,447
Edison International (Electric)	22,007	805,236
El Paso Electric Co.* (Electric)	2,984	90,714
Entergy Corp. (Electric)	13,055	877,427
Exelon Corp. (Electric)	48,117	1,984,345
FirstEnergy Corp. (Electric)	30,586	1,134,435
GenOn Energy, Inc.* (Energy - Alternate Sources)	55,577	211,748
Great Plains Energy, Inc. (Electric)	9,698	194,154
Hawaiian Electric Industries, Inc. (Electric)	6,714	166,507
IDACORP, Inc. (Electric)	3,730	142,113
Integrys Energy Group, Inc. (Electric)	5,595	282,603
ITC Holdings Corp. (Electric)	3,730	260,727
Laclede Group, Inc. (Gas)	1,492	56,845
National Fuel Gas Co. (Pipelines)	5,222	386,428
New Jersey Resources Corp. (Gas)	2,984	128,163
NextEra Energy, Inc. (Electric)	30,213	1,665,341
Nicor, Inc. (Gas)	3,357	180,271
NiSource, Inc. (Electric)	20,142	386,324
Northeast Utilities System (Electric)	12,682	438,797
Northwest Natural Gas Co. (Gas)	1,865	86,032
NorthWestern Corp. (Electric)	2,611	79,113
NRG Energy, Inc.* (Electric)	17,904	385,652
NSTAR (Electric)	7,460	345,174
NV Energy, Inc. (Electric)	17,158	255,483
ONEOK, Inc. (Gas)	7,087	473,979
Pepco Holdings, Inc. (Electric)	16,412	306,084
PG&E Corp. (Electric)	29,094	1,285,373
Piedmont Natural Gas Co., Inc. (Gas)	4,849	147,167
Pinnacle West Capital Corp. (Electric)	7,833	335,174
PNM Resources, Inc. (Electric)	5,595	83,477
Portland General Electric Co. (Electric)	5,595	132,993
PPL Corp. (Electric)	35,062	887,069
Progress Energy, Inc. (Electric)	21,261	980,983
Public Service Enterprise Group, Inc. (Electric)	37,300	1,175,323
Questar Corp. (Pipelines)	12,682	221,301
SCANA Corp. (Electric)	8,206	323,070
Sempra Energy (Gas)	16,412	878,042
South Jersey Industries, Inc. (Gas)	2,238	125,261
Southern Co. (Electric)	61,172	2,331,265
Southwest Gas Corp. (Gas)	3,357	130,822
Spectra Energy Corp. (Pipelines)	47,371	1,287,544
TECO Energy, Inc. (Electric)	14,547	272,902
The AES Corp.* (Electric)	58,188	756,444
UGI Corp. (Gas)	8,206	269,977
Unisource Energy Corp. (Electric)	2,611	94,335
Vectren Corp. (Gas)	5,968	162,330
Westar Energy, Inc. (Electric)	8,206	216,803
WGL Holdings, Inc. (Gas)	3,730	145,470
Wisconsin Energy Corp. (Electric)	17,158	523,319
Xcel Energy, Inc. (Electric)	33,197	793,076

TOTAL COMMON STOCKS (Cost $23,232,688)		35,872,850

	Principal Amount	Value
Repurchase Agreements (a) (0.2%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $68,000	$68,000	$68,000

TOTAL REPURCHASE AGREEMENTS (Cost $68,000)		68,000

TOTAL INVESTMENT SECURITIES (Cost $23,300,688)—99.7%		35,940,850
Net other assets (liabilities) — 0.3%		124,452

NET ASSETS — 100.0%		$36,065,302

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

*	Non-income producing security

ProFund VP Utilities invested in the following industries as of March 31, 2011:

	Value	% of Net Assets
Electric	$29,728,634	82.4%
Energy - Alternate Sources	371,019	1.0%
Gas	3,236,211	9.0%
Pipelines	1,895,273	5.3%
Water	641,713	1.8%
Other**	192,452	0.5%
Total	$36,065,302	100.0%

**Includes any non-equity securities and net other assets (liabilities),  which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	March 31, 2011
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (43.9%)
U.S. Treasury Bonds, 4.750%, 2/15/41	$15,000,000	$15,585,937

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,522,198)		15,585,937

Repurchase Agreements (a)(b) (53.0%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $18,773,025	18,773,000	18,773,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,773,000)		18,773,000

TOTAL INVESTMENT SECURITIES (Cost $34,295,198)—96.9%		34,358,937
Net other assets (liabilities) — 3.1%		1,085,269

NET ASSETS — 100.0%		$35,444,206

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $229,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.750% due 2/15/41	$25,768,750	$(192,236)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.750% due 2/15/41	2,701,563	992,415
		$800,179

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (102.5%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $60,449,079	$60,449,000	$60,449,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,449,000)		60,449,000

TOTAL INVESTMENT SECURITIES (Cost $60,449,000)—102.5%		60,449,000
Net other assets (liabilities) — (2.5)%		(1,460,480)

NET ASSETS — 100.0%		$58,988,520

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2011, the aggregate amount held in a segregated account was $4,482,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 6/20/11 (Underlying notional amount at value $3,001,563)	25	$32,781

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.750% due 2/15/41	$(27,535,156)	$(1,066,536)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.750% due 2/15/41	(44,367,969)	(927,877)
		$(1,994,413)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a)(b) (98.5%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $1,572,002	$1,572,000	$1,572,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,572,000)		1,572,000

TOTAL INVESTMENT SECURITIES (Cost $1,572,000)—98.5%		1,572,000
Net other assets (liabilities) — 1.5%		24,079

NET ASSETS — 100.0%		$1,596,079

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of March 31, 2011, the aggregate amount held in a segregated account was $154,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the Schedules of Portfolio Investments.

At March 31, 2011, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	4/8/11	61,392	$100,112	$98,464	$(1,648)
Canadian Dollar vs. U.S. Dollar	4/8/11	63,166	64,833	65,162	329
Euro vs. U.S. Dollar	4/8/11	322,610	445,960	457,067	11,107
Japanese Yen vs. U.S. Dollar	4/8/11	9,162,041	111,717	110,179	(1,538)
Swedish Krona vs. U.S. Dollar	4/8/11	169,286	26,826	26,821	(5)
Swiss Franc vs. U.S. Dollar Total	4/8/11	26,450	28,462	28,808	346
Total Long Contracts			$777,910	$786,501	$8,591

At March 31, 2011, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	4/8/11	6,390	$10,288	$10,248	$40
Canadian Dollar vs. U.S. Dollar	4/8/11	10,523	10,769	10,856	(87)
Euro vs. U.S. Dollar	4/8/11	39,643	55,414	56,165	(751)
Japanese Yen vs. U.S. Dollar	4/8/11	1,102,635	13,436	13,260	176
Swedish Krona vs. U.S. Dollar	4/8/11	22,968	3,598	3,639	(41)
Swiss Franc vs. U.S. Dollar	4/8/11	2,651	2,855	2,887	(32)
Total Short Contracts			$96,360	$97,055	$(695)

Long:
British Pound Sterling vs. U.S. Dollar	4/8/11	62,265	$101,385	$99,864	$(1,521)
Canadian Dollar vs. U.S. Dollar	4/8/11	88,425	90,682	91,219	537
Euro vs. U.S. Dollar	4/8/11	362,916	503,091	514,172	11,081
Japanese Yen vs. U.S. Dollar	4/8/11	9,432,495	115,034	113,431	(1,603)
Swedish Krona vs. U.S. Dollar	4/8/11	276,884	43,826	43,867	41
Swiss Franc vs. U.S. Dollar	4/8/11	28,495	30,741	31,036	295
Total Long Contracts			$884,759	$893,589	$8,830

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	March 31, 2011
(unaudited)

	Principal Amount	Value
Repurchase Agreements (a) (102.7%)
Repurchase Agreements with various counterparties, rates 0.01% - 0.09%, dated 3/31/11, due 4/1/11, total to be received $191,914,253	$191,914,000	$191,914,000

TOTAL REPURCHASE AGREEMENTS (Cost $191,914,000)		191,914,000

TOTAL INVESTMENT SECURITIES (Cost $191,914,000)—102.7%		191,914,000
Net other assets (liabilities) — (2.7)%		(4,983,027)

NET ASSETS — 100.0%		$186,930,973

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

1.              Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is classified as non-diversified under the 1940 Act.  Each ProFund VP has one class of shares outstanding.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedule of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.   The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund VP will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

At March 31, 2011, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated.  Amounts in the table below represent the principal amount, cost and value for each respective repurchase agreement.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

Fund Name	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, dated 3/31/11, due 4/1/11(1)	Deutsche Bank Securities, Inc., 0.09%, dated 3/31/11, due 4/1/11(2)	HSBC Securities (USA), Inc., 0.07%, dated 3/31/11, due 4/1/11(3)	UBS Securities, LLC, 0.05%, dated 3/31/11, due 4/1/11(4)	UMB Financial Corp., 0.01%, dated 3/31/11, due 4/1/11(5)
ProFund VP Bull	$3,591,000	$3,591,000	$20,287,000	$—	$619,000
ProFund VP Mid-Cap	2,436,000	2,436,000	3,380,000	1,487,000	2,436,000
ProFund VP Small-Cap	1,245,000	1,245,000	7,039,000	—	218,000
ProFund VP Dow 30	62,000	62,000	56,000	62,000	62,000
ProFund VP NASDAQ-100	3,341,000	3,341,000	18,876,000	—	578,000
ProFund VP Large-Cap Value	16,000	16,000	91,000	—	4,000
ProFund VP Mid-Cap Value	5,000	5,000	28,000	—	2,000
ProFund VP Small-Cap Value	36,000	36,000	203,000	—	7,000
ProFund VP Asia 30	1,000	1,000	7,000	—	1,000
ProFund VP Europe 30	122,000	122,000	693,000	—	23,000
ProFund VP International	3,856,000	3,856,000	5,233,000	2,472,000	3,856,000
ProFund VP Emerging Markets	689,000	689,000	683,000	689,000	689,000
ProFund VP Japan	1,612,000	1,612,000	1,611,000	1,612,000	1,612,000
ProFund VP UltraBull	1,708,000	1,708,000	9,651,000	—	296,000
ProFund VP UltraMid-Cap	1,144,000	1,144,000	6,472,000	—	201,000
ProFund VP UltraSmall-Cap	3,144,000	3,144,000	17,768,000	—	545,000
ProFund VP UltraNASDAQ-100	2,418,000	2,418,000	13,661,000	—	418,000
ProFund VP Bear	6,666,000	6,666,000	9,268,000	4,060,000	6,666,000
ProFund VP Short Mid-Cap	311,000	311,000	303,000	311,000	311,000
ProFund VP Short Small-Cap	1,239,000	1,239,000	1,233,000	1,239,000	1,239,000
ProFund VP Short Dow 30	25,000	25,000	20,000	25,000	25,000
ProFund VP Short NASDAQ-100	4,086,000	4,086,000	5,632,000	2,535,000	4,086,000
ProFund VP Short International	325,000	325,000	322,000	325,000	325,000
ProFund VP Short Emerging Markets	211,000	211,000	205,000	211,000	211,000
ProFund VP UltraShort Dow 30	292,000	292,000	288,000	292,000	292,000
ProFund VP UltraShort NASDAQ-100	596,000	596,000	594,000	596,000	596,000
ProFund VP Banks	1,000	1,000	10,000	—	3,000
ProFund VP Basic Materials	109,000	109,000	620,000	—	21,000
ProFund VP Biotechnology	4,000	4,000	26,000	—	3,000
ProFund VP Consumer Goods	19,000	19,000	109,000		5,000
ProFund VP Consumer Services	18,000	18,000	101,000	—	4,000
ProFund VP Financials	24,000	24,000	140,000	—	6,000
ProFund VP Healthcare	15,000	15,000	87,000	—	4,000
ProFund VP Industrials	12,000	12,000	68,000	—	3,000
ProFund VP Oil & Gas	187,000	187,000	1,059,000	—	34,000
ProFund VP Pharmaceuticals	7,000	7,000	41,000	—	3,000
ProFund VP Precious Metals	31,980,000	31,980,000	44,764,000	19,194,000	31,980,000
ProFund VP Real Estate	3,000	3,000	20,000	—	3,000
ProFund VP Semiconductor	3,000	3,000	17,000	—	1,000
ProFund VP Telecommunications	13,000	13,000	73,000	—	3,000
ProFund VP Utilities	8,000	8,000	49,000	—	3,000
ProFund VP U.S. Government Plus	3,755,000	3,755,000	5,162,000	2,346,000	3,755,000
ProFund VP Rising Rates Opportunity	12,091,000	12,091,000	15,880,000	8,296,000	12,091,000
ProFund VP Falling U.S. Dollar	315,000	315,000	312,000	315,000	315,000
ProFund VP Money Market	38,383,000	38,383,000	51,765,000	25,000,000	38,383,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at March 31, 2011 as follows:

(1)          U.S. Treasury Notes, 0.375%, due 3/23/12

(2)          Federal Home Loan Mortgage Corp., 3.50%, 10/31/12; Federal National Mortgage Association, 2.75%, due 8/17/20; U.S. Treasury Notes, 1.50%, due 4/11/11

(3)          Federal Home Loan Mortgage Corp., 0.95% to 1.175%, due 8/22/14 to 6/30/15; Federal Farm Credit Bank, 0.23% to 0.44%, due 4/25/12 to 5/31/16; Federal Home Loan Bank, 0.25% to 1.875%, due 2/22/12 to 3/31/16; Federal National Mortgage Association, 2.25% to 3.25%, due 9/16/14 to 9/10/15; U.S. Treasury Notes, 1.50%, due 4/11/11

(4)          Federal National Mortgage Association, 5.25%, due 12/31/13; U.S. Treasury Notes, 1.50%, due 9/24/12

(5)          U.S. Treasury Notes, 0.75% to 3.25%, due 8/1/12 to 4/30/15

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

Depositary Receipts

Certain ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Registered Shares (“GRSs”).  For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs are an alternative to purchasing the underlying securities in their national markets and currencies.  A NYS is a share of a New York registry, representing equity ownership in a non-U.S. company, allowing for a part of the capital of the company to be outstanding in the U.S. and part in the home (foreign) market.  Similar to NYSs, GRSs give companies a way to list and trade their shares directly on the New York Stock Exchange, while remaining fully fungible with the shares traded in their home country.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective. All derivative instruments held as of March 31, 2011, gained exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The non-money market ProFunds VP use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The non-money market ProFunds VP generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a  specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected the possibility of an illiquid market for the option or the inability of counterparties to perform. As of March 31, 2011, the ProFunds VP did not write options.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against nonpayment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.  A ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP. The non-money market ProFunds VP use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments.  Pursuant to valuation procedures approved by the Board of Trustees, the net amount of the excess, if any, of each ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the ProFund’s custodian.  In a long swap agreement where the fund receives the return on the index, the gain or loss on the notional amount plus dividends or interest on the underlying instrument or reference entity less the interest payable by each ProFund on the notional amount, as well as any trading spreads the ProFunds may agree to pay the counterparty on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “net realized gains (losses) on swap agreements”.

Some ProFunds may also enter into swap agreements that provide the opposite return of their underlying instrument or reference entity (“short” the index or security) where the fund pays the return on the index.  Their operations are similar to the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and the dividends or interest on the underlying instruments reduce the value of the swap, plus , any trading spreads that the ProFunds may pay to the counterparty on the notional amount.  These amounts are netted with any unrealized gains or losses to determine the value of the swap.

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions.  These agreements contain various conditions, events of default, termination events, covenants and representations.  The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement.  This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

investments and the inability of counterparties to perform. A ProFund VP bears the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments.  A ProFund VP will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.  The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty.  All of the outstanding swap agreements at March 31, 2011 contractually terminate within one month but may be terminated without penalty by either party daily.  Upon termination, the ProFund VP is obligated to pay or entitled to receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty.  If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.  If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments.  Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Certain fixed-income securities may be valued at amortized cost, which approximates value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.  Under the amortized cost method, premium or discount, if any is amortized or accreted, respectively, on a constant basis to the maturity of the security.  In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts and options on securities, indices and futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.  Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

A summary of the valuations as of March 31, 2011, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each Profund VP:

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities		Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$76,491,138	$—	$—	$—	$—		$76,491,138	$—
Rights/Warrants	8	—	—	—	—		8	—
Repurchase Agreements	—	—	28,088,000	—	—		28,088,000	—
Futures Contracts	—	184,912	—	—	—		—	184,912
Swap Agreements	—	—	—	153,577	—		—	153,577
Total	$76,491,146	$184,912	$28,088,000	$153,577	$—		$104,579,146	$338,489

ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$12,175,000	$—	$—		$12,175,000	$—
Futures Contracts	—	78,480	—	—	—		—	78,480
Swap Agreements	—	—	—	224,774	—		—	224,774
Total	$—	$78,480	$12,175,000	$224,774	$—		$12,175,000	$303,254

ProFund VP Small-Cap
Common Stocks	$558,934	$—	$—	$—	$—		$558,934	$—
Repurchase Agreements	—	—	9,747,000	—	—		9,747,000	—
Futures Contracts	—	83,580	—	—	—		—	83,580
Swap Agreements	—	—	—	185,039	—		—	185,039
Total	$558,934	$83,580	$9,747,000	$185,039	$—		$10,305,934	$268,619

ProFund VP Dow 30
Repurchase Agreements	$—	$—	$304,000	$—	$—		$304,000	$—
Futures Contracts	—	3,414	—	—	—		—	3,414
Swap Agreements	—	—	—	1,946	—		—	1,946
Total	$—	$3,414	$304,000	$1,946	$—		$304,000	$5,360

ProFund VP NASDAQ-100
Common Stocks	$24,255,107	$—	$—	$—	$—		$24,255,107	$—
Repurchase Agreements	—	—	26,136,000	—	—		26,136,000	—
Futures Contracts	—	29,172	—	—	—		—	29,172
Swap Agreements	—	—	—	355,371	—		—	355,371
Total	$24,255,107	$29,172	$26,136,000	$355,371	$—		$50,391,107	$384,543

ProFund VP Large-Cap Value
Common Stocks	$32,015,822	$—	$—	$—	$—		$32,015,822	$—
Rights/Warrants	9	—	—	—	—		9	—
Repurchase Agreements	—	—	127,000	—	—		127,000	—
Total	$32,015,831	$—	$127,000	$—	$—		$32,142,831	$—

ProFund VP Large-Cap Growth
Common Stocks	$37,000,750	$—	$—	$—	$—		$37,000,750	$—
Total	$37,000,750	$—	$—	$—	$—		$37,000,750	$—

ProFund VP Mid-Cap Value
Common Stocks	$34,077,180	$—	$—	$—	$—		$34,077,180	$—
Repurchase Agreements	—	—	40,000	—	—		40,000	—
Total	$34,077,180	$—	$40,000	$—	$—		$34,117,180	$—

ProFund VP Mid-Cap Growth
Common Stocks	$76,513,162	$—	$—	$—	$—	*	$76,513,162	$—
Total	$76,513,162	$—	$—	$—	$—	*	$76,513,162	$—

ProFund VP Small-Cap Value
Common Stocks	$35,047,465	$—	$—	$—	$—		$35,047,465	$—
Repurchase Agreements	—	—	282,000	—	—		282,000	—
Total	$35,047,465	$—	$282,000	$—	$—		$35,329,465	$—

ProFund VP Small-Cap Growth
Common Stocks	$61,595,324	$—	$—	$—	$—		$61,595,324	$—
Total	$61,595,324	$—	$—	$—	$—		$61,595,324	$—

ProFund VP Asia 30
Common Stocks	$84,294,377	$—	$—	$—	$—		$84,294,377	$—
Repurchase Agreements	—	—	10,000	—	—		10,000	—
Total	$84,294,377	$—	$10,000	$—	$—		$84,304,377	$—

ProFund VP Europe 30
Common Stocks	$54,792,574	$—	$—	$—	$—		$54,792,574	$—
Repurchase Agreements	—	—	960,000	—	—		960,000	—
Futures Contracts	—	5,569	—	—	—		—	5,569
Total	$54,792,574	$5,569	$960,000	$—	$—		$55,752,574	$5,569

ProFund VP International
Repurchase Agreements	$—	$—	$19,273,000	$—	$—		$19,273,000	$—
Futures Contracts	—	(12,720)	—	—	—		—	(12,720)
Swap Agreements	—	—	—	221,602	—		—	221,602
Total	$—	$(12,720)	$19,273,000	$221,602	$—		$19,273,000	$208,882

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

ProFund VP Emerging Markets
Common Stocks	$30,300,237	$—	$—	$—	$—		$30,300,237	$—
Preferred Stocks	4,360,005	—	—	—	—		4,360,005	—
Repurchase Agreements	—	—	3,439,000	—	—		3,439,000	—
Swap Agreements	—	—	—	114,513	—		—	114,513
Total	$34,660,242	$—	$3,439,000	$114,513	$—		$38,099,242	$114,513

ProFund VP Japan
Repurchase Agreements	$—	$—	$8,059,000	$—	$—		$8,059,000	$—
Futures Contracts	—	(175,517)	—	—	—		—	(175,517)
Total	$—	$(175,517)	$8,059,000	$—	$—		$8,059,000	$(175,517)

ProFund VP UltraBull
Common Stocks	$7,554,689	$—	$—	$—	$—		$7,554,689	$—
Rights/Warrants	11	—	—	—	—		11	—
Repurchase Agreements	—	—	13,363,000	—	—		13,363,000	—
Futures Contracts	—	110,504	—	—	—		—	110,504
Swap Agreements	—	—	—	346,839	—		—	346,839
Total	$7,554,700	$110,504	$13,363,000	$346,839	$—		$20,917,700	$457,343

ProFund VP UltraMid-Cap
Common Stocks	$24,691,715	$—	$—	$—	$—	*	$24,691,715	$—
Repurchase Agreements	—	—	8,961,000	—	—		8,961,000	—
Futures Contracts	—	232,888	—	—	—		—	232,888
Swap Agreements	—	—	—	821,972	—		—	821,972
Total	$24,691,715	$232,888	$8,961,000	$821,972	$—	*	$33,652,715	$1,054,860

ProFund VP UltraSmall-Cap
Common Stocks	$3,166,996	$—	$—	$—	$—		$3,166,996	$—
Repurchase Agreements	—	—	24,601,000	—	—		24,601,000	—
Futures Contracts	—	96,244	—	—	—		—	96,244
Swap Agreements	—	—	—	1,243,088	—		—	1,243,088
Total	$3,166,996	$96,244	$24,601,000	$1,243,088	$—		$27,767,996	$1,339,332

ProFund VP UltraNASDAQ-100
Common Stocks	$16,345,833	$—	$—	$—	$—		$16,345,833	$—
Repurchase Agreements	—	—	18,915,000	—	—		18,915,000	—
Futures Contracts	—	57,950	—	—	—		—	57,950
Swap Agreements	—	—	—	778,049	—		—	778,049
Total	$16,345,833	$57,950	$18,915,000	$778,049	$—		$35,260,833	$835,999

ProFund VP Bear
Repurchase Agreements	$—	$—	$33,326,000	$—	$—		$33,326,000	$—
Futures Contracts	—	(63,042)	—	—	—		—	(63,042)
Swap Agreements	—	—	—	(406,524)	—		—	(406,524)
Total	$—	$(63,042)	$33,326,000	$(406,524)	$—		$33,326,000	$(469,566)

ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$1,547,000	$—	$—		$1,547,000	$—
Swap Agreements	—	—	—	(90,091)	—		—	(90,091)
Total	$—	$—	$1,547,000	$(90,091)	$—		$1,547,000	$(90,091)

ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$6,189,000	$—	$—		$6,189,000	$—
Futures Contracts	—	(20,298)	—	—	—		—	(20,298)
Swap Agreements	—	—	—	(192,215)	—		—	(192,215)
Total	$—	$(20,298)	$6,189,000	$(192,215)	$—		$6,189,000	$(212,513)

ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$120,000	$—	$—		$120,000	$—
Swap Agreements	—	—	—	(2,426)	—		—	(2,426)
Total	$—	$—	$120,000	$(2,426)	$—		$120,000	$(2,426)

ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$20,425,000	$—	$—		$20,425,000	$—
Futures Contracts	—	(46,899)	—	—	—		—	(46,899)
Swap Agreements	—	—	—	(199,771)	—		—	(199,771)
Total	$—	$(46,899)	$20,425,000	$(199,771)	$—		$20,425,000	$(246,670)

ProFund VP Short International
Repurchase Agreements	$—	$—	$1,622,000	$—	$—		$1,622,000	$—
Futures Contracts	—	1,633	—	—	—		—	1,633
Swap Agreements	—	—	—	(22,067)	—		—	(22,067)
Total	$—	$1,633	$1,622,000	$(22,067)	$—		$1,622,000	$(20,434)

ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,049,000	$—	$—		$1,049,000	$—
Swap Agreements	—	—	—	(44,461)	—		—	(44,461)
Total	$—	$—	$1,049,000	$(44,461)	$—		$1,049,000	$(44,461)

ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$1,456,000	$—	$—		$1,456,000	$—
Futures Contracts	—	(763)	—	—	—		—	(763)
Swap Agreements	—	—	—	(98,534)	—		—	(98,534)
Total	$—	$(763)	$1,456,000	$(98,534)	$—		$1,456,000	$(99,297)

ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$2,978,000	$—	$—		$2,978,000	$—
Futures Contracts	—	(1,838)	—	—	—		—	(1,838)
Swap Agreements	—	—	—	(105,906)	—		—	(105,906)
Total	$—	$(1,838)	$2,978,000	$(105,906)	$—		$2,978,000	$(107,744)

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

ProFund VP Banks
Common Stocks	$4,762,473	$—	$—	$—	$—		$4,762,473	$—
Repurchase Agreements	—	—	15,000	—	—		15,000	—
Swap Agreements	—	—	—	(360)	—		—	(360)
Total	$4,762,473	$—	$15,000	$(360)	$—		$4,777,473	$(360)

ProFund VP Basic Materials
Common Stocks	$83,472,124	$—	$—	$—	$—		$83,472,124	$—
Repurchase Agreements	—	—	859,000	—	—		859,000	—
Total	$83,472,124	$—	$859,000	$—	$—		$84,331,124	$—

ProFund VP Biotechnology
Common Stocks	$6,670,879	$—	$—	$—	$—		$6,670,879	$—
Repurchase Agreements	—	—	37,000	—	—		37,000	—
Swap Agreements	—	—	—	(150)	—		—	(150)
Total	$6,670,879	$—	$37,000	$(150)	$—		$6,707,879	$(150)

ProFund VP Consumer Goods
Common Stocks	$15,565,307	$—	$—	$—	$—		$15,565,307	$—
Repurchase Agreements	—	—	152,000	—	—		152,000	—
Total	$15,565,307	$—	$152,000	$—	$—		$15,717,307	$—

ProFund VP Consumer Services
Common Stocks	$14,962,192	$—	$—	$—	$—		$14,962,192	$—
Repurchase Agreements	—	—	141,000	—	—		141,000	—
Total	$14,962,192	$—	$141,000	$—	$—		$15,103,192	$—

ProFund VP Financials
Common Stocks	$31,573,475	$—	$—	$—	$—		$31,573,475	$—
Rights/Warrants	1	—	—	—	—		1	—
Repurchase Agreements	—	—	194,000	—	—		194,000	—
Total	$31,573,476	$—	$194,000	$—	$—		$31,767,476	$—

ProFund VP Health Care
Common Stocks	$26,893,296	$—	$—	$—	$—		$26,893,296	$—
Repurchase Agreements	—	—	121,000	—	—		121,000	—
Total	$26,893,296	$—	$121,000	$—	$—		$27,014,296	$—

ProFund VP Industrials
Common Stocks	$27,218,215	$—	$—	$—	$—		$27,218,215	$—
Repurchase Agreements	—	—	95,000	—	—		95,000	—
Total	$27,218,215	$—	$95,000	$—	$—		$27,313,215	$—

ProFund VP Internet
Common Stocks	$10,141,955	$—	$—	$—	$—		$10,141,955	$—
Total	$10,141,955	$—	$—	$—	$—		$10,141,955	$—

ProFund VP Oil & Gas
Common Stocks	$136,340,641	$—	$—	$—	$—	*	$136,340,641	$—
Repurchase Agreements	—	—	1,467,000	—	—		1,467,000	—
Total	$136,340,641	$—	$1,467,000	$—	$—	*	$137,807,641	$—

ProFund VP Pharmaceuticals
Common Stocks	$5,049,233	$—	$—	$—	$—		$5,049,233	$—
Repurchase Agreements	—	—	58,000	—	—		58,000	—
Swap Agreements	—	—	—	(480)	—		—	(480)
Total	$5,049,233	$—	$58,000	$(480)	$—		$5,107,233	$(480)

ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$159,898,000	$—	$—		$159,898,000	$—
Swap Agreements	—	—	—	1,097,424	—		—	1,097,424
Total	$—	$—	$159,898,000	$1,097,424	$—		$159,898,000	$1,097,424

ProFund VP Real Estate
Common Stocks	$21,872,375	$—	$—	$—	$—		$21,872,375	$—
Repurchase Agreements	—	—	29,000	—	—		29,000	—
Total	$21,872,375	$—	$29,000	$—	$—		$21,901,375	$—

ProFund VP Semiconductor
Common Stocks	$4,082,515	$—	$—	$—	$—		$4,082,515	$—
Repurchase Agreements	—	—	24,000	—	—		24,000	—
Total	$4,082,515	$—	$24,000	$—	$—		$4,106,515	$—

ProFund VP Technology
Common Stocks	$17,101,488	$—	$—	$—	$—		$17,101,488	$—
Total	$17,101,488	$—	$—	$—	$—		$17,101,488	$—

ProFund VP Telecommunications
Common Stocks	$12,567,858	$—	$—	$—	$—		$12,567,858	$—
Repurchase Agreements	—	—	102,000	—	—		102,000	—
Swap Agreements	—	—	—	(1,050)	—		—	(1,050)
Total	$12,567,858	$—	$102,000	$(1,050)	$—		$12,669,858	$(1,050)

ProFund VP Utilities
Common Stocks	$35,872,850	$—	$—	$—	$—		$35,872,850	$—
Repurchase Agreements	—	—	68,000	—	—		68,000	—
Total	$35,872,850	$—	$68,000	$—	$—		$35,940,850	$—

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$15,585,937	$—	$—	$15,585,937	$—
Repurchase Agreements	—	—	18,773,000	—	—	18,773,000	—
Swap Agreements	—	—	—	800,179	—	—	800,179
Total	$—	$—	$34,358,937	$800,179	$—	$34,358,937	$800,179

ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$60,449,000	$—	$—	$60,449,000	$—
Futures Contracts	—	32,781	—	—	—	—	32,781
Swap Agreements	—	—	—	(1,994,413)	—	—	(1,994,413)
Total	$—	$32,781	$60,449,000	$(1,994,413)	$—	$60,449,000	$(1,961,632)

ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,572,000	$—	$—	$1,572,000	$—
Forward Currency Contracts	—	—	—	16,726	—	—	16,726
Total	$—	$—	$1,572,000	$16,726	$—	$1,572,000	$16,726

ProFund VP Money Market
Repurchase Agreements	$—	$—	$191,914,000	$—	$—	$191,914,000	$—
Total	$—	$—	$191,914,000	$—	$—	$191,914,000	$—

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Securities issued in connection with a pending litigation settlement and were fair valued at $0. The security held in ProFund VP Mid-Cap Growth and ProFund VP UltraMid-Cap is categorized as Apparel and the security held in ProFund VP Oil & Gas is categorized as Oil & Gas.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels 1 and 2 as of March 31, 2011.

4.              Investment Risks

Active Investor Risk

The ProFunds VP permit frequent purchases and exchanges without restriction, which could increase transaction costs.  In addition, large movements of assets into and out of a ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ VP ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse or a multiple of the inverse of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ VP having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds VP are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP.  The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating, at the time of the transaction, is investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Advisor to be of comparable credit quality.

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFunds’ VP exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

5.              Federal Income Tax Information

At March 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

PROFUNDS VP

Notes to Schedules of Portfolio Investments

March 31, 2011 (unaudited)

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
ProFund VP Bull	$90,166,154	$25,931,922	$(11,518,930)	14,412,992
ProFund VP Mid-Cap	12,175,000	—	—	—
ProFund VP Small-Cap	10,148,469	192,582	(35,117)	157,465
ProFund VP Dow 30	304,000	—	—	—
ProFund VP NASDAQ-100	35,798,921	14,649,986	(57,800)	14,592,186
ProFund VP Large-Cap Value	33,425,481	8,592,013	(9,874,663)	(1,282,650)
ProFund VP Large-Cap Growth	29,938,314	11,219,349	(4,156,913)	7,062,436
ProFund VP Mid-Cap Value	30,993,070	8,890,824	(5,766,714)	3,124,110
ProFund VP Mid-Cap Growth	65,407,078	17,821,500	(6,715,416)	11,106,084
ProFund VP Small-Cap Value	32,984,642	9,068,373	(6,723,550)	2,344,823
ProFund VP Small-Cap Growth	54,675,684	13,212,104	(6,292,464)	6,919,640
ProFund VP Asia 30	58,131,976	36,515,377	(10,342,976)	26,172,401
ProFund VP Europe 30	48,541,213	14,011,233	(6,799,872)	7,211,361
ProFund VP International	19,273,000	—	—	—
ProFund VP Emerging Markets	34,198,741	4,441,772	(541,271)	3,900,501
ProFund VP Japan	8,059,000	—	—	—
ProFund VP UltraBull	19,578,883	1,825,865	(487,048)	1,338,817
ProFund VP UltraMid-Cap	26,991,705	9,016,036	(2,355,026)	6,661,010
ProFund VP UltraSmall-Cap	26,775,835	1,126,308	(134,147)	992,161
ProFund VP UltraNASDAQ-100	28,936,380	9,258,225	(2,933,772)	6,324,453
ProFund VP Bear	33,326,000	—	—	—
ProFund VP Short Mid-Cap	1,547,000	—	—	—
ProFund VP Short Small-Cap	6,189,000	—	—	—
ProFund VP Short Dow 30	120,000	—	—	—
ProFund VP Short NASDAQ-100	20,425,000	—	—	—
ProFund VP Short International	1,622,000	—	—	—
ProFund VP Short Emerging Markets	1,049,000	—	—	—
ProFund VP UltraShort Dow 30	1,456,000	—	—	—
ProFund VP UltraShort NASDAQ-100	2,978,000	—	—	—
ProFund VP Banks	8,639,548	2,401,973	(6,264,048)	(3,862,075)
ProFund VP Basic Materials	67,710,957	34,017,816	(17,397,649)	16,620,167
ProFund VP Biotechnology	4,485,662	3,538,903	(1,316,686)	2,222,217
ProFund VP Consumer Goods	12,234,382	5,446,895	(1,963,970)	3,482,925
ProFund VP Consumer Services	12,316,253	3,837,278	(1,050,339)	2,786,939
ProFund VP Financials	32,856,068	13,217,424	(14,306,016)	(1,088,592)
ProFund VP Health Care	22,016,017	9,843,129	(4,844,850)	4,998,279
ProFund VP Industrials	22,472,323	7,318,102	(2,477,210)	4,840,892
ProFund VP Internet	5,556,457	5,397,724	(812,226)	4,585,498
ProFund VP Oil & Gas	84,647,614	62,709,323	(9,549,296)	53,160,027
ProFund VP Pharmaceuticals	5,028,575	1,391,222	(1,312,564)	78,658
ProFund VP Precious Metals	159,898,000	—	—	—
ProFund VP Real Estate	15,592,549	10,479,539	(4,170,713)	6,308,826
ProFund VP Semiconductor	3,537,423	1,240,877	(671,785)	569,092
ProFund VP Technology	11,292,159	9,226,919	(3,417,590)	5,809,329
ProFund VP Telecommunications	11,250,651	3,651,393	(2,232,186)	1,419,207
ProFund VP Utilities	28,199,476	12,640,162	(4,898,788)	7,741,374
ProFund VP U.S. Government Plus	34,468,658	63,739	(173,460)	(109,721)
ProFund VP Rising Rates Opportunity	60,449,000	—	—	—
ProFund VP Falling U.S. Dollar	1,572,000	—	—	—
ProFund VP Money Market	191,914,000	—	—	—

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	May 27, 2011

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 27, 2011